AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012

REGISTRATION NO. 033-74092
AND NO. 811-08288

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 23 ☒

AND

REGISTRATION STATEMENT UNDER ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 23 ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

9920 Corporate Campus Drive

Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
9920 Corporate Campus Drive, Suite 1000
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

The Achievement & The Educator JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E MAY 1, 2012 PROSPECTUS

The Achievement and The Educator

Individual & Group Flexible Premium Variable Deferred Annuity

Issued by: JEFFESON NATIONAL LIFE ANNUITY ACCOUNT E AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions of Special Terms

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers”.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

CODE: Internal Revenue Code of 1986, as amended.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority (“FINRA”) to sell variable products and is sponsored by a FINRA member broker/dealer that is party

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to a selling group agreement with the Company.

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to “Access to Your Money” section in this prospectus.

RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See “Taxes”.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)[1]	9%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Administrative Fee[2]	$30 per contract per year
Annual Expenses of Variable Account (as a percentage of average Variable Account value) Mortality and Expense Risk Fees	1.25%
Administrative Charge	0.15%
Total Annual Expenses of the Variable Account	1.40%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio Operating Expenses (expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[3]	Gross: 0.27% Net: 0.27%	Gross: 5.51% Net: 4.89%

1The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from Receipt of Purchase Payment	Contingent Deferred Sales Charge Percent
0-1	9%
2	9%
3	8%
4	7%
5	5%
6	3%
7 and more	0%

Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see “Reduction or Elimination of Contract Charges”).

2 We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

3 The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2013. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1470.43	2787.10	3859.44	6508.48

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1004.27	$1321.59	$1488.48	$2261.51

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1470.43	2787.10	$3404.44	$6508.48

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1004.27	$1321.59	$1046.53	$2261.51

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$659.00	$2062.39	$3404.44	$6508.48

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$197.00	$609.09	$1046.53	$2261.51

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment.

Ownership

OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee’s trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if

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you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “secure.jeffnat.com” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts Only)

If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

(a)	leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.
(b)	apply your Contract Value to provide Annuity Payments which begin immediately.
(c)	convert the Individual Account to an individual variable annuity contract of the type We are then offering.
(d)	terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right

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to refuse any Purchase Payment.

The Purchase Payment requirements are as follows:

•	For TSAs, the minimum initial and subsequent Purchase Payment is $50.
•	For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.
•	For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).
•	If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the

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investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information regarding the Fixed Account.

The General Account

During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

1.	Limits on transfers out of the Fixed Account may apply.
2.	Your request for a transfer must clearly state which Investment Options are involved in the transfer.
3.	Your request for transfer must clearly state how much the transfer is for.
4.	Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.
5.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

1.	You may not transfer funds to the Fixed Account during the Annuity Period.
2.	You may only make transfers between the Investment Portfolios.
3.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered

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Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading

We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex funds listed in Appendix A with a specific hold time which do not permit active trading), the Direxion Dynamic VP HY Bond Fund, and the Money Market Portfolio(s). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A.

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. You will be notified if you (or your agent’s) transfer request is restricted or denied.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will

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be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the “Taxes – Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

The Insurance Charges will be as follows:

Current Insurance Charge
1.40%

Annual Administrative Fee

On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date

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than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS FROM RECEIPT OF PURCHASE PAYMENT	WITHDRAWAL CHARGE
First Year	9%
Second Year	9%
Third Year	8%
Fourth Year	7%
Fifth Year	5%
Sixth Year	3%
Seventh Year and later	0%

In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

•	for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;
•	for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;
•	for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

FREE WITHDRAWALS. Subject to any applicable limitations,, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

•	10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);
•	the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or
•	the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

(i)	if the Annuitant dies;
(ii)	if you die; or
(iii)	if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•	your Contract has been in force for at least 1 year;
•	you provide Us with a letter of determination from your state’s Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;
•	you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;
•	your employment was involuntarily terminated by your employer; and
•	you certify to Us in writing that you are still unemployed when you make the withdrawal request.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•	you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;
•	confinement begins after the first Contract year;
•	confinement is prescribed by a qualified physician and is medically necessary;
•	request for this benefit is made during confinement or within 60 days after confinement ends; and
•	We receive due proof of confinement.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

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•	To qualify, the diagnosis and notice must occur after the first Contract year ends.
•	This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

1.	dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and
2.	subtracting the daily amount of the Insurance Charges.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

•	by making a withdrawal (either a partial or a complete withdrawal);
•	by electing to receive Annuity Payments;
•	where available, obtaining a loan based on the value of your Contract; or
•	when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal

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within 7 days. Withdrawals may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section.

A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See “Withdrawal Charge” and “Taxes” in this Prospectus.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1.	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
2.	trading on the New York Stock Exchange is restricted;
3.	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;
4.	during any other period when the SEC, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

(1)	termination of employment in all public institutions of higher education as defined by applicable law;
(2)	retirement; or
(3)	death.

Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

(1)	when you reach age 59 1/2;
(2)	when you leave your job;
(3)	when you die;
(4)	if you become disabled (as that term is defined in the Code);
(5)	made in the case of hardship; or
(6)	made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•	salary reduction contributions made after December 31, 1988;
•	income attributable to such contributions; and
•	income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you

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designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount. Effective July 20, 2012, the death benefit proceeds will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary.

Death Benefit Amount During the Accumulation Period

If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1)	the Contract Value as of the Business Day We receive due proof of death and a payment election; or
(2)	the total Purchase Payments you have made, less any partial withdrawals.
If	the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:
(1)	the Contract Value as of the Business Day We receive due proof of death and a payment election; or
(2)	the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or
(3)	the total Purchase Payments made, less any partial withdrawals.

If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

OPTION 1—lump sum payment of the Death Benefit Amount; or

OPTION 2—the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

OPTION 3—payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

•	continue the Contract in his or her own name at the then current Death Benefit Amount; or
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.

The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A “spouse” is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

The Annuity Date may not be later than the first Contract year after the Annuitant’s 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 ½, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National’s general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the

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dollar amount of your payment will depend upon:

1)	The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);
2)	The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;
3)	The performance of the Investment Portfolio(s) you selected; and
4)	The Annuity Option you selected.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

FIRST OPTION—INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

SECOND OPTION—INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee’s estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

THIRD OPTION—INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

FOURTH OPTION—INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

(1)	be paid in one sum, or
(2)	be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

FIFTH OPTION—INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any

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time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of

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the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of

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the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

The Variable Account

We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

Where permitted by law, We may:

•	create new separate accounts;
•	combine separate accounts, including combining the Variable Account with another separate account established by the Company;
•	transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Variable Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies We issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

•	deregister the Variable Account under the Investment Company Act of 1940; and
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•	operate the Variable Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Jefferson National Life Annuity Account E as of December  31, 2011 and for each of the two years in the period ended December 31, 2011 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

22

Appendix A: Investment Options
Fund Name	Objective	Early Cut Off *	Hold Period **
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.		7
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.		7
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.		7
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital.		90
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.		30
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.		30
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.		30
American Century VP International (Class I)	Capital growth.		30
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.		30
American Century VP Ultra (Class I)	Long-term capital growth.		30
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.		30
American Century VP Vista (Class I)	Long-term capital growth.		30
The Columbia Funds Variable Series Trust II
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.		7
The Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation).
The Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.		60
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index (Service)	To match the performance of the S&P Small Cap 600 Index.		60
Dreyfus Socially Responsible Growth (Initial)	Capital growth with current income as a secondary goal.		60
Dreyfus Stock Index (Initial)	To match the performance of the S&P 500 Index.		60
Federated Insurance Series
Federated High Income Bond (Primary)	High current income.		30
Federated Kaufmann (Service)	Capital appreciation.		30
Federated Managed Volatility II	High current income and moderate capital appreciation.		30
Guggenheim Variable Insurance Funds (formerly Rydex Variable Trust)
Guggenheim VT All-Asset Aggressive Strategy	Growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT All-Asset Conservative Strategy	Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT All-Asset Moderate Strategy	Growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT CLS AdvisorOne Amerigo	Long-term growth of capital
Guggenheim VT CLS AdvisorOne Clermont	Current income and growth of capital.
Guggenheim VT Multi-Hedge Strategies	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe.		30
Guggenheim VT U.S. Long Short Momentum	Long term capital appreciation		30
Rydex VT Banking	Capital appreciation.	3:35 PM

23

Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT Basic Materials	Capital appreciation.	3:35 PM
Rydex VT Biotechnology	Capital appreciation.	3:35 PM
Rydex VT Commodities Strategy	Long-term capital appreciation.	3:35 PM
Rydex VT Consumer Products	Capital appreciation.	3:35 PM
Rydex VT Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:45 PM
Rydex VT Electronics	Capital appreciation.	3:35 PM
Rydex VT Energy	Capital appreciation.	3:35 PM
Rydex VT Energy Services	Capital appreciation.	3:35 PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index.	3:45 PM
Rydex VT Financial Services	Capital appreciation.	3:35 PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities.	3:45 PM
Rydex VT Health Care	Capital appreciation.	3:35 PM
Rydex VT Internet	Capital appreciation.	3:35 PM
Rydex VT Inverse Dow 2x Strategy	Investment returns that inversely correlate to the daily performance of the DJIA.	3:45 PM
Rydex VT Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:45 PM
Rydex VT Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:45 PM
Rydex VT Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:45 PM
Rydex VT Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:45 PM
Rydex VT Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:45 PM
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").	3:45 PM
Rydex VT Leisure	Capital appreciation.	3:35 PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities.	3:45 PM
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:45 PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:45 PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:45 PM
Rydex VT Precious Metals	Capital appreciation.	3:35 PM
Rydex VT Real Estate	Capital appreciation.	3:35 PM
Rydex VT Retailing	Capital appreciation.	3:35 PM
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities.	3:45 PM
Rydex VT Russell 2000 2x Strategy	Investment results that match the performance of the Russell 2000 Index.	3:45 PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis.	3:45 PM

24

Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:45 PM
Rydex VT Strengthening Dollar 2x Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index.	3:45 PM
Rydex VT Technology	Capital appreciation.	3:35 PM
Rydex VT Telecommunications	Capital appreciation.	3:35 PM
Rydex VT Transportation	Capital appreciation.	3:35 PM
Rydex VT Utilities	Capital appreciation.	3:35 PM
Rydex VT Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:45 PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Capital growth.		7
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.		7
Invesco V.I. Global Health Care (Series I)	Capital growth.		7
Invesco V.I. Global Real Estate (Series I)	High total return.		7
Invesco V.I. High Yield (Series I)	High level of current income.		60
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.		7
Invesco V.I. Money Market	High level of current income as is consistent with preservation of capital and daily liquidity
Invesco V.I. Technology (Series I)	Capital growth and income.		7
Invesco Van Kampen V.I. Value Opportunities (Series II)	Long-term growth of capital.		7
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth.		90
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.		90
Janus Aspen Forty (Institutional)	Long-term growth of capital.		90
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.		90
Janus Aspen Overseas (Institutional)	Long-term growth of capital.		90
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.		90
Janus Aspen Worldwide (Institutional)	Long-term growth of capital.		90
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement International Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Small-Mid Cap Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Strategic Equity (Service)	Long-term capital appreciation.		30

25

Fund Name	Objective	Early Cut Off *	Hold Period **
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Fundamental All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration.		30
Legg Mason ClearBridge Var Aggressive Growth (Class I)	Capital appreciation.		30
Legg Mason ClearBridge Var Equity Income Builder (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.		30
Legg Mason ClearBridge Var Large Cap Growth (Class I)	Long-term growth of capital.		30
Legg Mason Western Asset Var Global HighYield Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Legg Mason Western Asset Var Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure (Class VC)	Current income and capital appreciation.		30
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income.		30
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (I Class)	Growth of capital.		7
Neuberger Berman AMT Mid-Cap Growth (I Class)	Growth of capital.		7
Neuberger Berman AMT Mid Cap Intrinsic Value (I Class)	Growth of capital.		7
Neuberger Berman AMT Short Duration Bond (I Class)	Highest available current income consistent with liquidity and low risk to principal		7
Neuberger Berman AMT Small-Cap Growth (S Class)	Long-term capital appreciation.		7
Neuberger Berman AMT Socially Responsive (I Class)	Long-term growth of capital.		7
Northern Lights Variable Trust
JNF Chicago Equity Partners Balanced	Total return.		7
JNF Chicago Equity Partners Equity	Total return.		7
PIMCO Variable Insurance Trust
PIMCO VIT All Asset (Administrative Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.		7
PIMCO VIT Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Foreign Bond (US Dollar Hedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Long-Term U.S. Government (Admin.Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.		7
PIMCO VIT Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7

26

Fund Name	Objective	Early Cut Off *	Hold Period **
Pioneer Variable Contracts Trust
Pioneer Cullen Value VCT (Class II)	Capital appreciation. Current income is a secondary objective.		7
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.		7
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.		7
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.		7
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).		90
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.		7
Pioneer Strategic Income VCT (Class II)	A high level of current income.		7
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.		30
Royce Small-Cap (Investment Class)	Long-term growth of capital.		30
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.		60
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial)	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Global Bond (Initial)	High total return-income plus capital appreciation.		30
Van Eck VIP Global Hard Assets (Initial	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Multi-Manager Alternatives (Initial )	Consistent absolute (positive) returns in various market cycles.		30
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.		30
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.		30

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

* *Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

27

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$4.510	$4.011	$2.692	$4.976	$3.779	$3.213	$2.847	$2.669	$2.009	$3.082
Ending AUV	$4.434	$4.510	$4.011	$2.692	$4.976	$3.779	$3.213	$2.847	$2.669	$2.009

Percentage change in AUV	-1.69%	12.44%	49.00%	-45.90%	31.68%	17.62%	12.86%	6.67%	32.85%	-34.82%

Ending Number of AUs (000s)	1,279	1,473	1,612	1,785	2,026	2,301	2,694	3,270	3,810	3,953

Large Cap Growth Portfolio
Beginning AUV	$1.953	$1.746	$1.200	$2.260	$1.911	$1.843	$1.668	$1.604	$1.203	$1.821
Ending AUV	$1.919	$1.953	$1.746	$1.200	$2.260	$1.911	$1.843	$1.668	$1.604	$1.203

Percentage change in AUV	-1.74%	11.86%	45.50%	-46.90%	18.26%	3.69%	10.49%	3.99%	33.33%	-33.94%

Ending Number of AUs (000s)	1,830	1,975	2,268	2,499	2,849	3,286	3,909	4,513	5,490	6,150

Mid Cap Growth Portfolio
Beginning AUV	$2.310	$1.962	$1.312	$3.195	$2.463	$2.268	$2.094	$1.878	$1.289	$1.855
Ending AUV	$2.090	$2.310	$1.962	$1.312	$3.195	$2.463	$2.268	$2.094	$1.878	$1.289

Percentage change in AUV	-9.52%	17.74%	49.54%	-58.94%	29.72%	8.60%	8.31%	11.50%	45.69%	-30.51%

Ending Number of AUs (000s)	795	918	1,077	1,241	1,431	1,520	1,883	2,424	2,294	2,174

Small Cap Growth Portfolio
Beginning AUV	$1.910	$1.546	$1.078	$2.047	$1.770	$1.496	$1.298	$1.129	$0.804	$1.106
Ending AUV	$1.824	$1.910	$1.546	$1.078	$2.047	$1.770	$1.496	$1.298	$1.129	$0.804

Percentage change in AUV	-4.50%	23.54%	43.41%	-47.34%	15.65%	18.32%	15.25%	14.97%	40.42%	-27.31%

Ending Number of AUs (000s)	775	927	1,091	1,278	1,503	1,822	2,011	2,260	2,700	2,852

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
Beginning AUV	$1.093	$0.980	$0.823	$1.405	$1.355	$1.172	$1.133	$1.031	$0.789	$1.027
Ending AUV	$1.146	$1.093	$0.980	$0.823	$1.405	$1.355	$1.172	$1.133	$1.031	$0.789

Percentage change in AUV	4.85%	11.53%	19.08%	-41.42%	3.69%	15.61%	3.44%	9.89%	30.67%	-23.17%

Ending Number of AUs (000s)	206	181	302	300	349	187	176	191	176	139

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$11.675	$10.605	$9.313	$11.855	$11.457	$10.599	$10.042	N/A	N/A	N/A
Ending AUV	$12.126	$11.675	$10.605	$9.313	$11.855	$11.457	$10.599	N/A	N/A	N/A

Percentage change in AUV	3.86%	10.09%	13.87%	-21.44%	3.47%	8.10%	5.55%	N/A	N/A	N/A

Ending Number of AUs (000s)	17	21	21	14	6	9	1	N/A	N/A	N/A

VP Income & Growth Fund
Beginning AUV	$1.125	$0.999	$0.858	$1.331	$1.350	$1.169	$1.133	$1.017	$0.797	$1.003
Ending AUV	$1.144	$1.125	$0.999	$0.858	$1.331	$1.350	$1.169	$1.133	$1.017	$0.797

Percentage change in AUV	1.69%	12.61%	16.43%	-35.54%	-1.41%	15.48%	3.18%	11.41%	27.60%	-20.54%

Ending Number of AUs (000s)	528	604	623	671	1,056	1,324	1,322	1,569	1,627	1,538

28

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$12.496	$12.058	$11.092	$11.431	$10.587	$10.569	$10.553	$10.044	N/A	N/A
Ending AUV	$13.770	$12.496	$12.058	$11.092	$11.431	$10.587	$10.569	$10.553	N/A	N/A

Percentage change in AUV	10.20%	3.63%	8.71%	-2.97%	7.97%	0.17%	0.15%	5.07%	N/A	N/A

Ending Number of AUs (000s)	10	13	7	6	4	1	2	0	N/A	N/A

VP International Fund
Beginning AUV	$1.665	$1.490	$1.130	$2.077	$1.784	$1.447	$1.296	$1.143	$0.931	$1.186
Ending AUV	$1.444	$1.665	$1.490	$1.130	$2.077	$1.784	$1.447	$1.296	$1.143	$0.931

Percentage change in AUV	-13.27%	11.74%	31.86%	-45.59%	16.42%	23.29%	11.65%	13.39%	22.77%	-21.50%

Ending Number of AUs (000s)	352	398	428	456	505	591	618	838	681	688

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$7.505	$6.858	$5.794	$9.368	$10.037	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.484	$7.505	$6.858	$5.794	$9.368	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.28%	9.43%	18.36%	-38.15%	-6.67%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	3	0	1	1	0	N/A	N/A	N/A	N/A	N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$10.099	$8.822	$6.653	$11.529	$10.019	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.065	$10.099	$8.822	$6.653	$11.529	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.34%	14.48%	32.60%	-42.29%	15.07%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	2	2	1	0	0	N/A	N/A	N/A	N/A	N/A

VP Value Fund
Beginning AUV	$2.146	$1.919	$1.623	$2.248	$2.404	$2.054	$1.983	$1.759	$1.383	$1.606
Ending AUV	$2.138	$2.146	$1.919	$1.623	$2.248	$2.404	$2.054	$1.983	$1.759	$1.383

Percentage change in AUV	-0.37%	11.83%	18.24%	-27.80%	-6.49%	17.04%	3.58%	12.73%	27.19%	-13.89%

Ending Number of AUs (000s)	921	1,081	1,209	1,313	1,634	1,935	2,382	2,525	2,590	2,874

VP Vista Fund (inception date May 1, 2007)
Beginning AUV	$9.239	$7.563	$6.262	$12.362	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.392	$9.239	$7.563	$6.262	$12.362	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-9.17%	22.16%	20.78%	-49.34%	23.98%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	8	9	10	11	14	N/A	N/A	N/A	N/A	N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$0.714	$0.629	$0.394	$0.670	$0.589	$0.508	$0.477	$0.465	$0.347	$0.516
Ending AUV	$0.662	$0.714	$0.629	$0.394	$0.670	$0.589	$0.508	$0.477	$0.465	$0.347

Percentage change in AUV	-7.28%	13.51%	59.64%	-41.19%	13.75%	15.94%	6.50%	2.58%	34.01%	-32.75%

Ending Number of AUs (000s)	702	312	310	299	333	499	455	495	518	602

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV	$10.431	$10.171	$9.393	$10.582	$10.925	$10.431	$10.056	N/A	N/A	N/A
Ending AUV	$10.795	$10.431	$10.171	$9.393	$10.582	$10.925	$10.431	N/A	N/A	N/A

Percentage change in AUV	3.49%	2.56%	8.28%	-11.24%	-3.14%	4.74%	3.73%	N/A	N/A	N/A

Ending Number of AUs (000s)	0	1	0	0	0	0	0	N/A	N/A	N/A

29

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$13.236	$10.667	$8.652	$12.701	$12.966	$11.492	$10.131	N/A	N/A	N/A
Ending AUV	$13.125	$13.236	$10.667	$8.652	$12.701	$12.966	$11.492	N/A	N/A	N/A

Percentage change in AUV	-0.84%	24.08%	23.29%	-31.88%	-2.04%	12.83%	13.43%	N/A	N/A	N/A

Ending number of AUs (000s)	6	8	5	4	4	2	2	N/A	N/A	N/A

The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV	$2.006	$1.772	$1.344	$2.078	$1.955	$1.816	$1.777	$1.696	$1.365	$1.949
Ending AUV	$1.996	$2.006	$1.772	$1.344	$2.078	$1.955	$1.816	$1.777	$1.696	$1.365

Percentage change in AUV	-0.50%	13.21%	31.85%	-35.32%	6.29%	7.65%	2.19%	4.78%	24.25%	-29.96%

Ending Number of AUs (000s)	752	880	987	1,131	1,285	1,497	1,798	2,201	2,430	2,597

DREYFUS STOCK INDEX FUND
Beginning AUV	$2.410	$2.128	$1.708	$2.756	$2.655	$2.331	$2.258	$2.070	$1.635	$2.136
Ending AUV	$2.421	$2.410	$2.128	$1.708	$2.756	$2.655	$2.331	$2.258	$2.070	$1.635

Percentage change in AUV	0.46%	13.25%	24.59%	-38.03%	3.80%	13.90%	3.23%	9.08%	26.61%	-23.46%

Ending Number of AUs (000s)	4,594	5,158	5,556	6,145	6,963	8,026	9,829	11,179	12,399	14,195

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.496	$1.453	$1.125	$1.820	$1.772	$1.466	$1.329	$1.123	$0.835	$0.965
Ending AUV	$1.203	$1.496	$1.453	$1.125	$1.820	$1.772	$1.466	$1.329	$1.123	$0.835

Percentage change in AUV	-19.59%	2.96%	29.16%	-38.19%	2.71%	20.87%	10.31%	18.34%	34.49%	-13.44%

Ending Number of AUs (000s)	495	658	666	720	855	1,063	1,643	2,045	1,899	1,434

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$2.277	$2.013	$1.336	$1.830	$1.795	$1.642	$1.622	$1.489	$1.236	$1.236
Ending AUV	$2.362	$2.277	$2.013	$1.336	$1.830	$1.795	$1.642	$1.622	$1.489	$1.236

Percentage change in AUV	3.73%	13.11%	50.67%	-26.99%	1.95%	9.32%	1.23%	8.93%	20.47%	0.00%

Ending Number of AUs (000s)	214	284	318	406	548	696	848	1,009	1,477	2,096

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$10.593	$9.123	$7.166	$12.511	$10.518	$9.935	N/A	N/A	N/A	N/A
Ending AUV	$9.037	$10.593	$9.123	$7.166	$12.511	$10.518	N/A	N/A	N/A	N/A

Percentage change in AUV	-14.69%	16.11%	27.31%	-42.72%	18.95%	5.87%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	11	12	13	8	3	0	N/A	N/A	N/A	N/A

Managed Volatility Fund II
Beginning AUV	$1.727	$1.563	$1.235	$1.573	$1.534	$1.345	$1.283	$1.184	$0.995	$1.327
Ending AUV	$1.784	$1.727	$1.563	$1.235	$1.573	$1.534	$1.345	$1.283	$1.184	$0.995

Percentage change in AUV	3.30%	10.49%	26.56%	-21.49%	2.54%	14.05%	4.83%	8.36%	18.99%	-25.02%

Ending Number of AUs (000s)	221	280	380	328	432	522	679	986	1,183	1,804

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$10.901	$10.090	$7.975	$11.578	$10.861	$10.043	N/A	N/A	N/A	N/A
Ending AUV	$10.742	$10.901	$10.090	$7.975	$11.578	$10.861	N/A	N/A	N/A	N/A

Percentage change in AUV	-1.46%	8.04%	26.52%	-31.12%	6.60%	8.14%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	50	58	68	68	64	58	N/A	N/A	N/A	N/A

30

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$9.993	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.138	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-8.56%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	$1.144	$1.101	$0.875	$1.243	$1.127	$1.086	$1.018	$0.960	$0.762	$1.023
Ending AUV	$1.172	$1.144	$1.101	$0.875	$1.243	$1.127	$1.086	$1.018	$0.960	$0.762

Percentage change in AUV	2.45%	3.91%	25.83%	-29.61%	10.29%	3.78%	6.68%	6.04%	25.98%	-25.51%

Ending Number of AUs (000s)	162	131	135	171	171	234	475	627	224	120

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$2.366	$2.042	$1.574	$2.885	$3.097	$2.202	$1.955	$1.452	$1.060	$1.011
Ending AUV	$2.182	$2.366	$2.042	$1.574	$2.885	$3.097	$2.202	$1.955	$1.452	$1.060

Percentage change in AUV	-7.78%	15.87%	29.73%	-45.44%	-6.85%	40.64%	12.63%	34.64%	36.98%	4.85%

Ending Number of AUs (000s)	179	203	244	283	402	612	730	814	758	637

High Yield Fund (inception date May 1, 2004)
Beginning AUV	$14.700	$13.126	$8.711	$11.890	$11.911	$10.907	$10.768	$9.966	N/A	N/A
Ending AUV	$14.636	$14.700	$13.126	$8.711	$11.890	$11.911	$10.907	$10.768	N/A	N/A

Percentage change in AUV	-0.44%	11.99%	50.68%	-26.74%	-0.18%	9.21%	1.29%	8.05%	N/A	N/A

Ending Number of AUs (000s)	28	21	29	25	25	43	48	38	N/A	N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.751	$1.560	$1.219	$1.733	$1.608	$1.469	$1.389	$1.240	$0.996	N/A
Ending AUV	$1.614	$1.751	$1.560	$1.219	$1.733	$1.608	$1.469	$1.389	$1.240	N/A

Percentage change in AUV	-7.82%	12.24%	27.97%	-29.66%	7.77%	9.46%	5.76%	12.02%	24.50%	N/A

Ending Number of AUs (000s)	67	68	74	68	63	90	100	92	38	N/A

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.664	$0.555	$0.358	$0.654	$0.615	$0.565	$0.561	$0.543	$0.379	$0.724
Ending AUV	$0.622	$0.664	$0.555	$0.358	$0.654	$0.615	$0.565	$0.561	$0.543	$0.379

Percentage change in AUV	-6.33%	19.64%	55.03%	-45.26%	6.34%	8.85%	0.71%	3.31%	43.27%	-47.63%

Ending Number of AUs (000s)	112	113	115	107	110	153	131	157	240	21

Van Kampen V.I. Value Opportunities Fund (inception date May 1, 2003)
Beginning AUV	$1.190	$1.128	$0.775	$1.633	$1.634	$1.467	$1.411	$1.291	$1.000	N/A
Ending AUV	$1.134	$1.190	$1.128	$0.775	$1.633	$1.634	$1.467	$1.411	$1.291	N/A

Percentage change in AUV	-4.71%	5.50%	45.55%	-52.54%	-0.06%	11.38%	3.97%	9.30%	29.10%	N/A

Ending Number of AUs (000s)	80	90	81	88	91	110	103	77	34	N/A

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$11.441	$10.705	$8.623	$10.391	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.467	$11.441	$10.705	$8.623	$10.391	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.23%	6.88%	24.14%	-17.01%	3.98%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	46	46	39	33	11	N/A	N/A	N/A	N/A	N/A

31

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
JANUS ASPEN SERIES: (continued)
Enterprise Portfolio
Beginning AUV	$2.928	$2.359	$1.652	$2.977	$2.474	$2.208	$1.994	$1.675	$1.257	$1.769
Ending AUV	$2.846	$2.928	$2.359	$1.652	$2.977	$2.474	$2.208	$1.994	$1.675	$1.257

Percentage change in AUV	-2.80%	24.12%	42.80%	-44.51%	20.33%	12.05%	10.73%	19.04%	33.25%	-28.94%

Ending Number of AUs (000s)	2,261	2,530	2,812	3,036	3,334	3,844	4,591	5,158	5,533	6,080

Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$10.603	$10.073	$6.981	$12.676	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.756	$10.603	$10.073	$6.981	$12.676	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-7.99%	5.26%	44.29%	-44.93%	26.76%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	15	14	17	17	14	N/A	N/A	N/A	N/A	N/A

Janus Portfolio
Beginning AUV	$2.200	$1.948	$1.449	$2.438	$2.148	$1.956	$1.902	$1.845	$1.420	$1.960
Ending AUV	$2.055	$2.200	$1.948	$1.449	$2.438	$2.148	$1.956	$1.902	$1.845	$1.420

Percentage change in AUV	-6.59%	12.94%	34.44%	-40.57%	13.50%	9.82%	2.84%	3.09%	29.93%	-27.55%

Ending Number of AUs (000s)	3,478	3,823	4,244	4,508	4,810	5,465	6,340	7,373	8,086	8,336

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$4.187	$3.388	$1.914	$4.053	$3.203	$2.209	$1.693	$1.443	$1.014	N/A
Ending AUV	$2.800	$4.187	$3.388	$1.914	$4.053	$3.203	$2.209	$1.693	$1.443	N/A

Percentage change in AUV	-33.13%	23.58%	77.01%	-52.78%	26.54%	45.00%	30.48%	17.33%	42.31%	N/A

Ending Number of AUs (000s)	382	501	519	550	603	563	303	191	126	N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$10.607	$9.300	$7.054	$9.905	$10.005	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.183	$10.607	$9.300	$7.054	$9.905	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-4.00%	14.05%	31.84%	-28.78%	-1.00%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	5	5	5	5	1	N/A	N/A	N/A	N/A	N/A

Worldwide Portfolio
Beginning AUV	$2.514	$2.201	$1.621	$2.971	$2.749	$2.358	$2.259	$2.186	$1.788	$2.434
Ending AUV	$2.139	$2.514	$2.201	$1.621	$2.971	$2.749	$2.358	$2.259	$2.186	$1.788

Percentage change in AUV	-14.92%	14.22%	35.78%	-45.44%	8.08%	16.58%	4.38%	3.34%	22.26%	-26.54%

Ending Number of AUs (000s)	3,244	3,557	3,878	4,124	4,629	5,388	6,576	7,751	8,852	10,117

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$30.315	$25.055	$14.960	$29.587	$22.510	$17.566	$12.653	$9.816	N/A	N/A
Ending AUV	$24.513	$30.315	$25.055	$14.960	$29.587	$22.510	$17.566	$12.653	N/A	N/A

Percentage change in AUV	-19.14%	20.99%	67.48%	-49.44%	31.44%	28.15%	38.83%	28.90%	N/A	N/A

Ending Number of AUs (000s)	22	32	30	30	42	45	52	8	N/A	N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$12.730	$12.097	$10.100	$16.263	$14.888	$12.321	$11.292	$9.932	N/A	N/A
Ending AUV	$11.641	$12.730	$12.097	$10.100	$16.263	$14.888	$12.321	$11.292	N/A	N/A

Percentage change in AUV	-8.55%	5.23%	19.77%	-37.90%	9.24%	20.83%	9.11%	13.69%	N/A	N/A

Ending Number of AUs (000s)	4	6	4	5	5	5	4	3	N/A	N/A

32

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
Beginning AUV	$1.904	$1.560	$1.037	$1.655	$1.809	$1.580	$1.541	$1.360	$1.005	$1.238
Ending AUV	$1.707	$1.904	$1.560	$1.037	$1.655	$1.809	$1.580	$1.541	$1.360	$1.005

Percentage change in AUV	-10.35%	22.05%	50.43%	-37.34%	-8.51%	14.49%	2.53%	13.31%	35.32%	-18.82%

Ending Number of AUs (000s)	497	548	626	685	836	1,132	1,644	2,652	2,927	3,189

US Strategic Equity Portfolio
Beginning AUV	$1.154	$1.037	$0.829	$1.299	$1.330	$1.148	$1.126	$1.022	$0.836	$1.012
Ending AUV	$1.160	$1.154	$1.037	$0.829	$1.299	$1.330	$1.148	$1.126	$1.022	$0.836

Percentage change in AUV	0.52%	11.28%	25.09%	-36.18%	-2.33%	15.85%	1.95%	10.18%	22.25%	-17.39%

Ending Number of AUs (000s)	58	73	82	97	103	242	109	166	261	293

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.187	$7.452	$5.616	$9.557	$9.898	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.283	$9.187	$7.452	$5.616	$9.557	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	1.04%	23.28%	32.69%	-41.24%	-3.45%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	2	1	1	1	N/A	N/A	N/A	N/A	N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV	$8.607	$7.775	$6.415	$10.012	$9.951	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.158	$8.607	$7.775	$6.415	$10.012	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	6.40%	10.70%	21.20%	-35.93%	0.61%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	1	0	0	1	N/A	N/A	N/A	N/A	N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV	$8.711	$7.576	$5.939	$9.497	$9.903	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.058	$8.711	$7.576	$5.939	$9.497	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-7.50%	14.98%	27.56%	-37.46%	-4.10%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	3	3	1	1	N/A	N/A	N/A	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.328	$8.613	$6.134	$9.921	$9.896	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.139	$9.328	$8.613	$6.134	$9.921	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-2.03%	8.30%	40.41%	-38.17%	0.25%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	1	2	1	2	N/A	N/A	N/A	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$13.451	$11.869	$7.738	$11.344	$11.512	$10.551	$10.009	N/A	N/A	N/A
Ending AUV	$13.491	$13.451	$11.869	$7.738	$11.344	$11.512	$10.551	N/A	N/A	N/A

Percentage change in AUV	0.30%	13.33%	53.39%	-31.79%	-1.46%	9.11%	5.42%	N/A	N/A	N/A

Ending Number of AUs (000s)	2	3	1	2	5	4	1	N/A	N/A	N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV	$12.105	$10.978	$9.139	$11.170	$11.107	$10.724	$10.613	$9.998	N/A	N/A
Ending AUV	$12.758	$12.105	$10.978	$9.139	$11.170	$11.107	$10.724	$10.613	N/A	N/A

Percentage change in AUV	5.39%	10.27%	20.12%	-18.18%	0.57%	3.57%	1.05%	6.15%	N/A	N/A

Ending Number of AUs (000s)	13	14	12	13	116	177	130	103	N/A	N/A

33

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
Beginning AUV	$1.654	$1.461	$1.200	$1.650	$1.622	$1.436	$1.403	$1.221	$1.000	N/A
Ending AUV	$1.634	$1.654	$1.461	$1.200	$1.650	$1.622	$1.436	$1.403	$1.221	N/A

Percentage change in AUV	-1.21%	13.21%	21.75%	-27.27%	1.73%	12.95%	2.35%	14.91%	22.10%	N/A

Ending Number of AUs (000s)	104	129	139	164	294	289	365	264	7	N/A

Growth and Income Portfolio
Beginning AUV	$1.440	$1.243	$1.061	$1.692	$1.659	$1.434	$1.409	$1.268	$0.982	$1.214
Ending AUV	$1.333	$1.440	$1.243	$1.061	$1.692	$1.659	$1.434	$1.409	$1.268	$0.982

Percentage change in AUV	-7.43%	15.85%	17.15%	-37.29%	1.99%	15.69%	1.77%	11.12%	29.12%	-19.11%

Ending Number of AUs (000s)	1,778	2,085	2,351	2,630	3,055	3,534	4,244	5,250	4,344	3,850

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$1.717	$1.506	$0.978	$2.084	$1.933	$1.747	$1.500	$1.279	$0.960	$1.284
Ending AUV	$1.501	$1.717	$1.506	$0.978	$2.084	$1.933	$1.747	$1.500	$1.279	$0.960

Percentage change in AUV	-12.58%	14.01%	53.99%	-53.07%	7.81%	10.65%	16.47%	17.28%	33.23%	-25.23%

Ending Number of AUs (000s)	486	667	787	909	1,108	1,318	1,546	1,390	1,479	1,922

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.229	$0.965	$0.744	$1.332	$1.102	$0.975	$0.869	$0.758	$0.600	$0.861
Ending AUV	$1.217	$1.229	$0.965	$0.744	$1.332	$1.102	$0.975	$0.869	$0.758	$0.600

Percentage change in AUV	-0.98%	27.36%	29.70%	-44.14%	20.87%	13.03%	12.20%	14.64%	26.33%	-30.31%

Ending Number of AUs (000s)	162	225	165	158	215	234	191	195	111	67

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$1.863	$1.497	$1.036	$1.939	$1.904	$1.737	$1.572	$1.303	$1.001	N/A
Ending AUV	$1.718	$1.863	$1.497	$1.036	$1.939	$1.904	$1.737	$1.572	$1.303	N/A

Percentage change in AUV	-7.78%	24.45%	44.50%	-46.57%	1.84%	9.61%	10.50%	20.64%	30.17%	N/A

Ending Number of AUs (000s)	33	45	50	48	78	156	234	97	2	N/A

Short Term Duration Bond Portfolio
Beginning AUV	$1.331	$1.282	$1.147	$1.344	$1.301	$1.266	$1.265	$1.273	$1.261	$1.214
Ending AUV	$1.316	$1.331	$1.282	$1.147	$1.344	$1.301	$1.266	$1.265	$1.273	$1.261

Percentage change in AUV	-1.13%	3.82%	11.77%	-14.66%	3.31%	2.76%	0.08%	-0.63%	0.95%	3.87%

Ending Number of AUs (000s)	439	455	455	532	786	859	973	1,679	2,004	2,086

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$1.231	$1.043	$0.862	$1.444	$1.457	$1.404	$1.384	$1.254	$1.004	N/A
Ending AUV	$1.201	$1.231	$1.043	$0.862	$1.444	$1.457	$1.404	$1.384	$1.254	N/A

Percentage change in AUV	-2.44%	18.02%	21.00%	-40.30%	-0.89%	3.77%	1.45%	10.37%	24.90%	N/A

Ending Number of AUs (000s)	17	17	5	3	4	9	13	10	6	N/A

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	$13.276	$10.958	$8.456	$14.160	$13.345	$11.902	$11.295	$10.015	N/A	N/A
Ending AUV	$12.688	$13.276	$10.958	$8.456	$14.160	$13.345	$11.902	$11.295	N/A	N/A

Percentage change in AUV	-4.43%	21.15%	29.59%	-40.28%	6.11%	12.12%	5.37%	12.78%	N/A	N/A

Ending Number of AUs (000s)	6	7	7	8	7	16	21	0	N/A	N/A

34

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$9.817	$8.909	$7.415	$9.787	$10.028	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.262	$9.817	$8.909	$7.415	$9.787	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	4.53%	10.19%	20.15%	-24.24%	-2.40%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	703	757	810	901	1,048	N/A	N/A	N/A	N/A	N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV	$8.388	$6.754	$5.073	$8.963	$10.012	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.360	$8.388	$6.754	$5.073	$8.963	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.33%	24.19%	33.14%	-43.40%	-10.48%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	1,622	1,785	1,931	2,086	2,471	N/A	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$12.304	$11.033	$9.203	$11.090	$10.383	$9.973	N/A	N/A	N/A	N/A
Ending AUV	$12.370	$12.304	$11.033	$9.203	$11.090	$10.383	N/A	N/A	N/A	N/A

Percentage change in AUV	0.54%	11.52%	19.88%	-17.02%	6.81%	4.11%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	29	23	19	11	2	0	N/A	N/A	N/A	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$10.983	$8.944	$6.409	$11.563	$9.516	$10.104	N/A	N/A	N/A	N/A
Ending AUV	$10.012	$10.983	$8.944	$6.409	$11.563	$9.516	N/A	N/A	N/A	N/A

Percentage change in AUV	-8.84%	22.80%	39.55%	-44.57%	21.51%	-5.82%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	18	20	18	15	3	3	N/A	N/A	N/A	N/A
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$13.424	$12.138	$9.432	$11.197	$10.733	$9.978	N/A	N/A	N/A	N/A
Ending AUV	$14.074	$13.424	$12.138	$9.432	$11.197	$10.733	N/A	N/A	N/A	N/A

Percentage change in AUV	4.84%	10.59%	28.69%	-15.76%	4.32%	7.57%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	7	6	1	0	1	0	N/A	N/A	N/A	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$12.273	$11.472	$10.064	$10.456	$10.234	$10.009	N/A	N/A	N/A	N/A
Ending AUV	$12.921	$12.273	$11.472	$10.064	$10.456	$10.234	N/A	N/A	N/A	N/A

Percentage change in AUV	5.28%	6.98%	13.99%	-3.75%	2.17%	2.25%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	4	5	4	2	1	0	N/A	N/A	N/A	N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.633	$12.384	$10.748	$10.994	$10.161	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$14.461	$13.633	$12.384	$10.748	$10.994	$10.161	N/A	N/A	N/A	N/A

Percentage change in AUV	6.07%	10.09%	15.22%	-2.24%	8.20%	1.61%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	11	12	11	12	0	0	N/A	N/A	N/A	N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$12.654	$11.210	$8.105	$10.746	$10.529	$9.989	N/A	N/A	N/A	N/A
Ending AUV	$12.895	$12.654	$11.210	$8.105	$10.746	$10.529	N/A	N/A	N/A	N/A

Percentage change in AUV	1.90%	12.88%	38.31%	-24.58%	2.06%	5.41%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	72	65	4	1	1	0	N/A	N/A	N/A	N/A

35

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$12.883	$11.706	$12.415	$10.734	$9.919	$10.047	N/A	N/A	N/A	N/A
Ending AUV	$16.241	$12.883	$11.706	$12.415	$10.734	$9.919	N/A	N/A	N/A	N/A

Percentage change in AUV	26.07%	10.05%	-5.71%	15.66%	8.22%	-1.27%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	15	13	4	4	2	0	N/A	N/A	N/A	N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.097	$11.651	$10.426	$10.618	$10.029	$10.011	N/A	N/A	N/A	N/A
Ending AUV	$12.061	$12.097	$11.651	$10.426	$10.618	$10.029	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.30%	3.83%	11.75%	-1.81%	5.87%	0.18%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	12	13	13	5	0	0	N/A	N/A	N/A	N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.405	$1.318	$1.129	$1.232	$1.129	$1.137	$1.129	$1.052	$1.004	N/A
Ending AUV	$1.547	$1.405	$1.318	$1.129	$1.232	$1.129	$1.137	$1.129	$1.052	N/A

Percentage change in AUV	10.11%	6.60%	16.74%	-8.36%	9.12%	-0.70%	0.71%	7.32%	4.78%	N/A

Ending Number of AUs (000s)	984	1,056	1,110	1,283	264	379	769	711	76	N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.280	$11.203	$10.539	$10.722	$10.407	$10.120	$10.011	$10.000	N/A	N/A
Ending AUV	$11.180	$11.280	$11.203	$10.539	$10.722	$10.407	$10.120	$10.011	N/A	N/A

Percentage change in AUV	-0.89%	0.69%	6.30%	-1.71%	3.03%	2.84%	1.09%	0.11%	N/A	N/A

Ending Number of AUs (000s)	25	21	20	13	16	29	75	35	N/A	N/A

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.437	$1.348	$1.199	$1.160	$1.082	$1.057	$1.046	$1.011	$1.000	N/A
Ending AUV	$1.468	$1.437	$1.348	$1.199	$1.160	$1.082	$1.057	$1.046	$1.011	N/A

Percentage change in AUV	2.16%	6.60%	12.43%	3.36%	7.21%	2.37%	1.05%	3.46%	1.10%	N/A

Ending Number of AUs (000s)	1,295	1,291	1,313	1,024	879	737	887	890	328	N/A

PIONEER VARIABLE CONTRACT TRUST :
Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV	$8.864	$8.228	$7.210	$10.839	$10.331	$9.935	N/A	N/A	N/A	N/A
Ending AUV	$8.421	$8.864	$8.228	$7.210	$10.839	$10.331	N/A	N/A	N/A	N/A

Percentage change in AUV	-5.00%	7.73%	14.12%	-33.48%	4.92%	3.99%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	12	12	3	3	1	0	N/A	N/A	N/A	N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$12.590	$11.043	$6.435	$15.653	$11.144	$10.036	N/A	N/A	N/A	N/A
Ending AUV	$9.483	$12.590	$11.043	$6.435	$15.653	$11.144	N/A	N/A	N/A	N/A

Percentage change in AUV	-24.68%	14.01%	71.61%	-58.89%	40.46%	11.04%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	15	17	20	18	35	0	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$1.176	$1.000	$0.890	$1.299	$1.310	$1.088	$1.046	$0.914	$0.758	$0.916
Ending AUV	$1.226	$1.176	$1.000	$0.890	$1.299	$1.310	$1.088	$1.046	$0.914	$0.758

Percentage change in AUV	4.25%	17.60%	12.36%	-31.49%	-0.84%	20.40%	4.02%	14.44%	20.58%	-17.25%

Ending Number of AUs (000s)	315	336	365	397	416	754	658	470	2,058	2,552

36

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER VARIABLE CONTRACT TRUST : (continued)
Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.047	$0.917	$0.745	$1.151	$1.114	$0.971	$0.929	$0.850	$0.698	$0.877
Ending AUV	$0.985	$1.047	$0.917	$0.745	$1.151	$1.114	$0.971	$0.929	$0.850	$0.698

Percentage change in AUV	-5.92%	14.18%	23.09%	-35.27%	3.32%	14.73%	4.52%	9.29%	21.78%	-20.41%

Ending Number of AUs (000s)	82	81	100	165	161	368	368	389	469	195

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$13.490	$11.626	$7.367	$11.608	$11.149	$10.445	$10.003	N/A	N/A	N/A
Ending AUV	$13.031	$13.490	$11.626	$7.367	$11.608	$11.149	$10.445	N/A	N/A	N/A

Percentage change in AUV	-3.40%	16.03%	57.81%	-36.54%	4.12%	6.74%	4.42%	N/A	N/A	N/A

Ending number of AUs (000s)	2	3	6	4	6	3	0	N/A	N/A	N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$11.762	$10.117	$8.191	$12.540	$12.073	$10.904	$10.057	N/A	N/A	N/A
Ending AUV	$10.921	$11.762	$10.117	$8.191	$12.540	$12.073	$10.904	N/A	N/A	N/A

Percentage change in AUV	-7.15%	16.26%	23.51%	-34.68%	3.87%	10.72%	8.42%	N/A	N/A	N/A

Ending number of AUs (000s)	5	7	4	4	3	4	2	N/A	N/A	N/A

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$12.883	$11.730	$9.204	$10.570	$10.098	$10.019	N/A	N/A	N/A	N/A
Ending AUV	$12.902	$12.883	$11.730	$9.204	$10.570	$10.098	N/A	N/A	N/A	N/A

Percentage change in AUV	0.15%	9.83%	27.44%	-12.92%	4.67%	0.79%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	7	5	5	1	3	0	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.494	$1.946	$1.248	$2.232	$2.177	$1.823	$1.657	$1.476	$1.005	N/A
Ending AUV	$2.161	$2.494	$1.946	$1.248	$2.232	$2.177	$1.823	$1.657	$1.476	N/A

Percentage change in AUV	-13.35%	28.16%	55.93%	-44.09%	2.53%	19.42%	10.02%	12.26%	46.87%	N/A

Ending Number of AUs (000s)	100	161	169	175	233	364	308	532	184	N/A

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.299	$1.934	$1.451	$2.021	$2.094	$1.837	$1.716	$1.393	$0.998	N/A
Ending AUV	$2.192	$2.299	$1.934	$1.451	$2.021	$2.094	$1.837	$1.716	$1.393	N/A

Percentage change in AUV	-4.65%	18.87%	33.29%	-28.20%	-3.49%	13.99%	7.05%	23.19%	39.58%	N/A

Ending Number of AUs (000s)	209	232	233	281	290	481	723	530	132	N/A

RYDEX VARIABLE TRUST:
Banking Fund (inception date May 1, 2004)
Beginning AUV	$5.391	$4.836	$5.079	$8.755	$12.177	$11.100	$11.576	$10.096	N/A	N/A
Ending AUV	$4.134	$5.391	$4.836	$5.079	$8.755	$12.177	$11.100	$11.576	N/A	N/A

Percentage change in AUV	-23.32%	11.48%	-4.78%	-41.99%	-28.10%	9.70%	-4.11%	14.66%	N/A	N/A

Ending Number of AUs (000s)	2	6	2	10	1	1	0	3	N/A	N/A

Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$20.839	$16.682	$10.882	$20.213	$15.302	$12.688	$12.367	$9.969	N/A	N/A
Ending AUV	$17.167	$20.839	$16.682	$10.882	$20.213	$15.302	$12.688	$12.367	N/A	N/A

Percentage change in AUV	-17.62%	24.92%	53.30%	-46.16%	32.09%	20.60%	2.60%	24.05%	N/A	N/A

Ending Number of AUs (000s)	2	5	7	11	13	7	7	1	N/A	N/A

37

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$10.979	$10.057	$8.618	$9.907	$9.624	$10.095	$9.250	$9.795	N/A	N/A
Ending AUV	$11.973	$10.979	$10.057	$8.618	$9.907	$9.624	$10.095	$9.250	N/A	N/A

Percentage change in AUV	9.05%	9.17%	16.70%	-13.01%	2.94%	-4.67%	9.14%	-5.56%	N/A	N/A

Ending Number of AUs (000s)	12	8	8	13	6	6	6	0	N/A	N/A

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$5.938	$5.574	$5.067	$10.081	$7.803	$9.635	$10.048	N/A	N/A	N/A
Ending AUV	$5.467	$5.938	$5.574	$5.067	$10.081	$7.803	$9.635	N/A	N/A	N/A

Percentage change in AUV	-7.93%	6.53%	10.01%	-49.74%	29.19%	-19.01%	-4.11%	N/A	N/A	N/A

Ending Number of AUs (000s)	13	8	8	7	7	1	0	N/A	N/A	N/A

Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$13.299	$11.499	$9.790	$12.959	$11.832	$10.218	$10.403	$10.096	N/A	N/A
Ending AUV	$14.919	$13.299	$11.499	$9.790	$12.959	$11.832	$10.218	$10.403	N/A	N/A

Percentage change in AUV	12.18%	15.65%	17.46%	-24.45%	9.53%	15.80%	-1.78%	3.04%	N/A	N/A

Ending Number of AUs (000s)	4	2	2	1	1	1	18	1	N/A	N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$8.996	$7.323	$5.426	$14.373	$13.478	$10.470	$11.037	$9.918	N/A	N/A
Ending AUV	$9.678	$8.996	$7.323	$5.426	$14.373	$13.478	$10.470	$11.037	N/A	N/A

Percentage change in AUV	7.58%	22.85%	34.96%	-62.25%	6.64%	28.73%	-5.14%	11.28%	N/A	N/A

Ending Number of AUs (000s)	6	9	7	7	6	5	4	0	N/A	N/A

Electronics Fund (inception date May 1, 2004)
Beginning AUV	$8.154	$7.548	$4.454	$9.055	$9.418	$9.319	$9.098	$9.740	N/A	N/A
Ending AUV	$6.715	$8.154	$7.548	$4.454	$9.055	$9.418	$9.319	$9.098	N/A	N/A

Percentage change in AUV	-17.65%	8.03%	69.47%	-50.81%	-3.85%	1.06%	2.43%	-6.59%	N/A	N/A

Ending Number of AUs (000s)	2	0	4	0	0	0	0	1	N/A	N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV	$20.440	$17.411	$12.748	$23.958	$18.239	$16.525	$12.095	$10.225	N/A	N/A
Ending AUV	$18.978	$20.440	$17.411	$12.748	$23.958	$18.239	$16.525	$12.095	N/A	N/A

Percentage change in AUV	-7.15%	17.40%	36.58%	-46.79%	31.36%	10.37%	36.63%	18.29%	N/A	N/A

Ending Number of AUs (000s)	23	25	26	31	24	28	49	14	N/A	N/A

Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$21.761	$17.507	$10.931	$26.148	$19.343	$17.674	$12.085	$10.174	N/A	N/A
Ending AUV	$19.465	$21.761	$17.507	$10.931	$26.148	$19.343	$17.674	$12.085	N/A	N/A

Percentage change in AUV	-10.55%	24.30%	60.16%	-58.20%	35.18%	9.44%	46.25%	18.78%	N/A	N/A

Ending Number of AUs (000s)	15	16	22	30	33	20	39	9	N/A	N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$9.416	$10.702	$8.000	$17.976	$16.124	$12.625	$12.038	$10.113	N/A	N/A
Ending AUV	$7.880	$9.416	$10.702	$8.000	$17.976	$16.124	$12.625	$12.038	N/A	N/A

Percentage change in AUV	-16.31%	-12.02%	33.78%	-55.50%	11.49%	27.71%	4.88%	19.03%	N/A	N/A

Ending Number of AUs (000s)	1	4	3	1	3	2	3	2	N/A	N/A

38

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$7.347	$6.515	$5.520	$10.776	$13.460	$11.692	$11.469	$10.048	N/A	N/A
Ending AUV	$6.164	$7.347	$6.515	$5.520	$10.776	$13.460	$11.692	$11.469	N/A	N/A

Percentage change in AUV	-16.10%	12.77%	18.03%	-48.78%	-19.94%	15.12%	1.94%	14.14%	N/A	N/A

Ending Number of AUs (000s)	8	8	10	6	0	2	1	0	N/A	N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.189	$1.094	$1.621	$1.135	$1.049	$1.098	$1.034	$0.967	$0.998	N/A
Ending AUV	$1.659	$1.189	$1.094	$1.621	$1.135	$1.049	$1.098	$1.034	$0.967	N/A

Percentage change in AUV	39.53%	8.68%	-32.51%	42.82%	8.20%	-4.46%	6.19%	6.93%	-3.11%	N/A

Ending Number of AUs (000s)	154	70	50	115	57	54	43	18	2	N/A

Guggenheim All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.330	$9.325	$7.988	$10.808	$10.275	$9.908	N/A	N/A	N/A	N/A
Ending AUV	$9.750	$10.330	$9.325	$7.988	$10.808	$10.275	N/A	N/A	N/A	N/A

Percentage change in AUV	-5.61%	10.78%	16.74%	-26.09%	5.19%	3.70%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	6	4	2	0	0	0	N/A	N/A	N/A	N/A

Guggenheim All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.242	$9.671	$9.335	$10.617	$10.115	$9.984	N/A	N/A	N/A	N/A
Ending AUV	$9.969	$10.242	$9.671	$9.335	$10.617	$10.115	N/A	N/A	N/A	N/A

Percentage change in AUV	-2.67%	5.90%	3.60%	-12.07%	4.96%	1.31%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	2	2	0	11	10	11	N/A	N/A	N/A	N/A

Guggenheim All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.274	$9.660	$8.763	$10.783	$10.263	$9.952	N/A	N/A	N/A	N/A
Ending AUV	$9.847	$10.274	$9.660	$8.763	$10.783	$10.263	N/A	N/A	N/A	N/A

Percentage change in AUV	-4.16%	6.36%	10.24%	-18.73%	5.07%	3.13%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	17	19	13	11	2	2	N/A	N/A	N/A	N/A

Guggenheim CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV	$12.263	$10.801	$7.857	$14.002	$12.481	$11.267	$10.041	N/A	N/A	N/A
Ending AUV	$11.210	$12.263	$10.801	$7.857	$14.002	$12.481	$11.267	N/A	N/A	N/A

Percentage change in AUV	-8.59%	13.54%	37.47%	-43.89%	12.19%	10.77%	12.21%	N/A	N/A	N/A

Ending Number of AUs (000s)	76	82	87	86	82	76	0	N/A	N/A	N/A

Guggenheim CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV	$10.748	$9.821	$8.125	$11.783	$11.250	$10.527	$10.027	N/A	N/A	N/A
Ending AUV	$10.570	$10.748	$9.821	$8.125	$11.783	$11.250	$10.527	N/A	N/A	N/A

Percentage change in AUV	-1.66%	9.44%	20.87%	-31.04%	4.74%	6.87%	4.99%	N/A	N/A	N/A

Ending Number of AUs (000s)	38	34	40	40	41	38	0	N/A	N/A	N/A

Guggenheim Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.441	$8.061	$8.453	$10.547	$10.301	$9.996	N/A	N/A	N/A	N/A
Ending AUV	$8.605	$8.441	$8.061	$8.453	$10.547	$10.301	N/A	N/A	N/A	N/A

Percentage change in AUV	1.94%	4.71%	-4.64%	-19.85%	2.39%	3.05%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	1	0	0	0	0	10	N/A	N/A	N/A	N/A

39

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Guggenheim U.S. Long Short Momentum Fund (inception date May 1, 2003)
Beginning AUV	$1.636	$1.492	$1.189	$2.034	$1.681	$1.530	$1.364	$1.250	$1.002	N/A
Ending AUV	$1.508	$1.636	$1.492	$1.189	$2.034	$1.681	$1.530	$1.364	$1.250	N/A

Percentage change in AUV	-7.82%	9.65%	25.48%	-41.54%	21.00%	9.87%	12.17%	9.12%	24.75%	N/A

Ending Number of AUs (000s)	16	22	22	26	18	11	24	6	16	N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV	$11.403	$10.831	$8.812	$11.893	$11.376	$10.975	$10.059	$10.065	N/A	N/A
Ending AUV	$11.772	$11.403	$10.831	$8.812	$11.893	$11.376	$10.975	$10.059	N/A	N/A

Percentage change in AUV	3.24%	5.28%	22.91%	-25.91%	4.54%	3.65%	9.11%	-0.06%	N/A	N/A

Ending Number of AUs (000s)	3	7	7	8	46	31	17	3	N/A	N/A

Internet Fund (inception date May 1, 2004)
Beginning AUV	$13.566	$11.391	$6.965	$12.813	$11.772	$10.882	$11.189	$9.793	N/A	N/A
Ending AUV	$11.782	$13.566	$11.391	$6.965	$12.813	$11.772	$10.882	$11.189	N/A	N/A

Percentage change in AUV	-13.15%	19.09%	63.55%	-45.64%	8.84%	8.18%	-2.74%	14.26%	N/A	N/A

Ending Number of AUs (000s)	1	2	2	0	0	1	2	3	N/A	N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$3.596	$5.231	$9.585	$6.043	$6.734	$8.729	$8.710	$10.077	N/A	N/A
Ending AUV	$2.586	$3.596	$5.231	$9.585	$6.043	$6.734	$8.729	$8.710	N/A	N/A

Percentage change in AUV	-28.09%	-31.26%	-45.43%	58.61%	-10.26%	-22.85%	0.22%	-13.57%	N/A	N/A

Ending Number of AUs (000s)	24	20	23	28	1	0	1	0	N/A	N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.566	$0.658	$0.559	$0.813	$0.863	$0.810	$0.866	$0.983	$1.000	N/A
Ending AUV	$0.388	$0.566	$0.658	$0.559	$0.813	$0.863	$0.810	$0.866	$0.983	N/A

Percentage change in AUV	-31.45%	-13.98%	17.71%	-31.24%	-5.79%	6.54%	-6.47%	-11.90%	-1.70%	N/A

Ending Number of AUs (000s)	28	32	108	76	47	30	147	456	4	N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$4.522	$6.139	$9.619	$7.257	$7.509	$7.917	$8.742	$9.942	N/A	N/A
Ending AUV	$4.133	$4.522	$6.139	$9.619	$7.257	$7.509	$7.917	$8.742	N/A	N/A

Percentage change in AUV	-8.60%	-26.34%	-36.18%	32.55%	-3.36%	-5.15%	-9.44%	-12.07%	N/A	N/A

Ending Number of AUs (000s)	1	1	1	1	0	0	0	0	N/A	N/A

Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$4.910	$6.324	$10.704	$7.334	$8.383	$8.622	$8.634	$10.109	N/A	N/A
Ending AUV	$4.354	$4.910	$6.324	$10.704	$7.334	$8.383	$8.622	$8.634	N/A	N/A

Percentage change in AUV	-11.32%	-22.36%	-40.92%	45.95%	-12.51%	-2.77%	-0.14%	-14.59%	N/A	N/A

Ending Number of AUs (000s)	12	13	10	15	3	4	1	0	N/A	N/A

Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$4.238	$5.937	$8.968	$7.294	$7.020	$8.086	$8.458	$9.964	N/A	N/A
Ending AUV	$3.861	$4.238	$5.937	$8.968	$7.294	$7.020	$8.086	$8.458	N/A	N/A

Percentage change in AUV	-8.90%	-28.62%	-33.80%	22.95%	3.90%	-13.18%	-4.40%	-15.11%	N/A	N/A

Ending Number of AUs (000s)	4	0	0	2	4	9	1	0	N/A	N/A

40

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.506	$0.618	$0.865	$0.630	$0.634	$0.695	$0.710	$0.802	$0.999	N/A
Ending AUV	$0.454	$0.506	$0.618	$0.865	$0.630	$0.634	$0.695	$0.710	$0.802	N/A

Percentage change in AUV	-10.28%	-18.12%	-28.55%	37.30%	-0.63%	-8.78%	-2.11%	-11.47%	-19.72%	N/A

Ending Number of AUs (000s)	119	49	100	45	25	23	36	6	2	N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$10.221	$8.957	$7.344	$11.113	$12.696	$12.246	$10.318	$9.875	N/A	N/A
Ending AUV	$7.162	$10.221	$8.957	$7.344	$11.113	$12.696	$12.246	$10.318	N/A	N/A

Percentage change in AUV	-29.93%	14.11%	21.96%	-33.92%	-12.47%	3.67%	18.69%	4.49%	N/A	N/A

Ending Number of AUs (000s)	1	1	1	0	3	4	23	0	N/A	N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV	$10.987	$8.548	$6.340	$12.630	$13.143	$10.794	$11.507	$10.021	N/A	N/A
Ending AUV	$11.100	$10.987	$8.548	$6.340	$12.630	$13.143	$10.794	$11.507	N/A	N/A

Percentage change in AUV	1.03%	28.53%	34.83%	-49.80%	-3.90%	21.76%	-6.20%	14.83%	N/A	N/A

Ending Number of AUs (000s)	0	1	0	4	0	1	2	1	N/A	N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$2.029	$1.496	$0.995	$2.235	$2.188	$2.009	$1.786	$1.483	$1.000	N/A
Ending AUV	$1.849	$2.029	$1.496	$0.995	$2.235	$2.188	$2.009	$1.786	$1.483	N/A

Percentage change in AUV	-8.87%	35.63%	50.35%	-55.48%	2.15%	8.91%	12.49%	20.43%	48.30%	N/A

Ending Number of AUs (000s)	50	65	59	91	62	40	28	18	19	N/A

NASDAQ-100® Fund
Beginning AUV	$17.064	$14.604	$9.744	$17.012	$14.643	$14.039	$14.079	$13.058	$9.106	$15.102
Ending AUV	$17.192	$17.064	$14.604	$9.744	$17.012	$14.643	$14.039	$14.079	$13.058	$9.106

Percentage change in AUV	0.75%	16.84%	49.88%	-42.72%	16.18%	4.30%	-0.28%	7.82%	43.40%	-39.70%

Ending Number of AUs (000s)	44	53	52	58	66	84	99	116	164	185

NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$11.859	$8.784	$4.090	$15.138	$11.975	$11.581	$12.111	$9.767	N/A	N/A
Ending AUV	$11.615	$11.859	$8.784	$4.090	$15.138	$11.975	$11.581	$12.111	N/A	N/A

Percentage change in AUV	-2.06%	35.01%	114.77%	-72.98%	26.41%	3.40%	-4.38%	24.00%	N/A	N/A

Ending Number of AUs (000s)	6	11	7	8	13	5	5	2	N/A	N/A

Nova Fund
Beginning AUV	$9.568	$8.088	$6.053	$13.485	$13.523	$11.498	$11.214	$9.922	$7.229	$11.405
Ending AUV	$9.325	$9.568	$8.088	$6.053	$13.485	$13.523	$11.498	$11.214	$9.922	$7.229

Percentage change in AUV	-2.54%	18.30%	33.62%	-55.11%	-0.28%	17.61%	2.53%	13.02%	37.25%	-36.62%

Ending Number of AUs (000s)	15	10	11	11	11	19	24	32	54	14

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$23.401	$17.186	$11.678	$19.279	$16.354	$13.658	$11.457	$9.998	N/A	N/A
Ending AUV	$17.501	$23.401	$17.186	$11.678	$19.279	$16.354	$13.658	$11.457	N/A	N/A

Percentage change in AUV	-25.21%	36.16%	47.17%	-39.43%	17.89%	19.74%	19.21%	14.59%	N/A	N/A

Ending Number of AUs (000s)	24	23	22	21	14	14	9	2	N/A	N/A

41

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$12.713	$10.325	$8.359	$14.526	$18.215	$14.129	$13.372	$10.091	N/A	N/A
Ending AUV	$12.821	$12.713	$10.325	$8.359	$14.526	$18.215	$14.129	$13.372	N/A	N/A

Percentage change in AUV	0.85%	23.13%	23.52%	-42.45%	-20.25%	28.92%	5.66%	32.51%	N/A	N/A

Ending Number of AUs (000s)	3	9	8	10	11	18	17	9	N/A	N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV	$12.041	$9.757	$6.861	$10.377	$12.041	$11.093	$10.665	$9.991	N/A	N/A
Ending AUV	$12.503	$12.041	$9.757	$6.861	$10.377	$12.041	$11.093	$10.665	N/A	N/A

Percentage change in AUV	3.84%	23.41%	42.21%	-33.88%	-13.82%	8.55%	4.01%	6.75%	N/A	N/A

Ending Number of AUs (000s)	0	0	1	1	0	0	1	0	N/A	N/A

Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.879	$1.382	$1.052	$2.193	$2.385	$2.001	$1.953	$1.581	$1.000	N/A
Ending AUV	$1.627	$1.879	$1.382	$1.052	$2.193	$2.385	$2.001	$1.953	$1.581	N/A

Percentage change in AUV	-13.41%	35.96%	31.37%	-52.03%	-8.05%	19.19%	2.46%	23.53%	58.10%	N/A

Ending Number of AUs (000s)	31	25	37	32	38	62	40	71	64	N/A

Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$5.838	$3.992	$2.981	$8.942	$10.374	$9.620	N/A	N/A	N/A	N/A
Ending AUV	$4.641	$5.838	$3.992	$2.981	$8.942	$10.374	N/A	N/A	N/A	N/A

Percentage change in AUV	-20.50%	46.24%	33.91%	-66.66%	-13.80%	7.84%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	7	17	3	1	0	0	N/A	N/A	N/A	N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$8.039	$6.498	$4.502	$14.261	$14.375	$11.784	$11.559	$10.054	N/A	N/A
Ending AUV	$7.615	$8.039	$6.498	$4.502	$14.261	$14.375	$11.784	$11.559	N/A	N/A

Percentage change in AUV	-5.27%	23.71%	44.34%	-68.43%	-0.79%	21.99%	1.95%	14.97%	N/A	N/A

Ending Number of AUs (000s)	14	5	10	11	7	4	3	12	N/A	N/A

S&P 500 Pure Growth (inception date July 15, 2004)
Beginning AUV	$12.022	$9.751	$6.716	$11.319	$10.942	$10.527	$10.489	$9.955	N/A	N/A
Ending AUV	$11.727	$12.022	$9.751	$6.716	$11.319	$10.942	$10.527	$10.489	N/A	N/A

Percentage change in AUV	-2.45%	23.29%	45.19%	-40.67%	3.45%	3.94%	0.36%	5.36%	N/A	N/A

Ending Number of AUs (000s)	7	4	12	1	2	2	2	0	N/A	N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$11.129	$9.380	$6.289	$12.422	$13.313	$11.473	$11.167	$9.964	N/A	N/A
Ending AUV	$10.627	$11.129	$9.380	$6.289	$12.422	$13.313	$11.473	$11.167	N/A	N/A

Percentage change in AUV	-4.51%	18.65%	49.15%	-49.37%	-6.69%	16.04%	2.74%	12.07%	N/A	N/A

Ending Number of AUs (000s)	15	11	12	10	6	12	7	0	N/A	N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$16.829	$12.873	$8.324	$13.221	$12.364	$12.157	$11.060	$10.057	N/A	N/A
Ending AUV	$16.487	$16.829	$12.873	$8.324	$13.221	$12.364	$12.157	$11.060	N/A	N/A

Percentage change in AUV	-2.03%	30.73%	54.65%	-37.04%	6.93%	1.70%	9.92%	9.97%	N/A	N/A

Ending Number of AUs (000s)	4	14	7	3	13	3	4	0	N/A	N/A

42

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$13.202	$11.144	$7.279	$13.097	$13.959	$12.091	$11.319	$10.040	N/A	N/A
Ending AUV	$12.088	$13.202	$11.144	$7.279	$13.097	$13.959	$12.091	$11.319	N/A	N/A

Percentage change in AUV	-8.44%	18.47%	53.10%	-44.42%	-6.18%	15.45%	6.82%	12.74%	N/A	N/A

Ending Number of AUs (000s)	2	3	11	12	5	4	1	0	N/A	N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$13.367	$10.810	$8.183	$12.635	$12.828	$12.075	$11.530	$10.056	N/A	N/A
Ending AUV	$13.645	$13.367	$10.810	$8.183	$12.635	$12.828	$12.075	$11.530	N/A	N/A

Percentage change in AUV	2.08%	23.65%	32.10%	-35.24%	-1.50%	6.24%	4.73%	14.66%	N/A	N/A

Ending Number of AUs (000s)	3	6	5	1	1	1	9	0	N/A	N/A

S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$11.928	$9.669	$6.043	$10.846	$13.812	$11.750	$11.497	$10.043	N/A	N/A
Ending AUV	$10.652	$11.928	$9.669	$6.043	$10.846	$13.812	$11.750	$11.497	N/A	N/A

Percentage change in AUV	-10.70%	23.36%	60.00%	-44.28%	-21.47%	17.55%	2.20%	14.48%	N/A	N/A

Ending Number of AUs (000s)	3	6	9	6	3	4	1	0	N/A	N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.520	$6.924	$8.343	$8.015	$9.122	$10.350	$10.120	N/A	N/A	N/A
Ending AUV	$6.155	$6.520	$6.924	$8.343	$8.015	$9.122	$10.350	N/A	N/A	N/A

Percentage change in AUV	-5.60%	-5.83%	-17.01%	4.09%	-12.14%	-11.86%	2.27%	N/A	N/A	N/A

Ending Number of AUs (000s)	2	0	0	1	0	0	0	N/A	N/A	N/A

Technology Fund (inception date May 1, 2004)
Beginning AUV	$11.032	$9.986	$6.508	$12.091	$11.109	$10.639	$10.463	$9.844	N/A	N/A
Ending AUV	$9.878	$11.032	$9.986	$6.508	$12.091	$11.109	$10.639	$10.463	N/A	N/A

Percentage change in AUV	-10.46%	10.47%	53.44%	-46.17%	8.84%	4.42%	1.68%	6.29%	N/A	N/A

Ending Number of AUs (000s)	2	8	8	7	7	21	5	0	N/A	N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$10.590	$9.379	$7.391	$13.712	$12.732	$10.803	$10.829	$9.887	N/A	N/A
Ending AUV	$8.939	$10.590	$9.379	$7.391	$13.712	$12.732	$10.803	$10.829	N/A	N/A

Percentage change in AUV	-15.59%	12.91%	26.90%	-46.10%	7.70%	17.86%	-0.24%	9.53%	N/A	N/A

Ending Number of AUs (000s)	1	1	5	6	7	7	0	0	N/A	N/A

Transportation Fund (inception date May 1, 2004)
Beginning AUV	$13.369	$10.921	$9.435	$12.802	$14.229	$13.437	$12.561	$10.022	N/A	N/A
Ending AUV	$11.717	$13.369	$10.921	$9.435	$12.802	$14.229	$13.437	$12.561	N/A	N/A

Percentage change in AUV	-12.36%	22.42%	15.75%	-26.30%	-10.03%	5.89%	6.97%	25.33%	N/A	N/A

Ending Number of AUs (000s)	0	1	0	1	0	1	1	1	N/A	N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
Beginning AUV	$0.993	$1.006	$1.020	$1.023	$0.999	$0.975	$0.970	$0.981	$0.995	$1.004
Ending AUV	$0.979	$0.993	$1.006	$1.020	$1.023	$0.999	$0.975	$0.970	$0.981	$0.995

Percentage change in AUV	-1.41%	-1.29%	-1.37%	-0.29%	2.40%	2.46%	0.52%	-1.12%	-1.41%	-0.90%

Ending Number of AUs (000s)	553	875	813	725	910	914	1,246	1,208	1,215	575

43

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Utilities Fund (inception date May 1, 2004)
Beginning AUV	$13.705	$13.003	$11.588	$16.687	$14.994	$12.570	$11.529	$10.058	N/A	N/A
Ending AUV	$15.716	$13.705	$13.003	$11.588	$16.687	$14.994	$12.570	$11.529	N/A	N/A

Percentage change in AUV	14.67%	5.40%	12.21%	-30.56%	11.29%	19.28%	9.03%	14.63%	N/A	N/A

Ending Number of AUs (000s)	8	3	4	7	11	10	17	5	N/A	N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$10.964	$11.779	$11.205	$12.948	$11.117	$9.659	$9.880	N/A	N/A	N/A
Ending AUV	$10.414	$10.964	$11.779	$11.205	$12.948	$11.117	$9.659	N/A	N/A	N/A

Percentage change in AUV	-5.02%	-6.92%	5.12%	-13.46%	16.47%	15.09%	-2.24%	N/A	N/A	N/A

Ending Number of AUs (000s)	2	2	4	5	2	1	0	N/A	N/A	N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$1.763	$1.567	$1.094	$1.968	$2.097	$1.837	$1.625	$1.374	$1.000	N/A
Ending AUV	$1.368	$1.763	$1.567	$1.094	$1.968	$2.097	$1.837	$1.625	$1.374	N/A

Percentage change in AUV	-22.40%	12.51%	43.24%	-44.41%	-6.15%	14.15%	13.05%	18.27%	37.40%	N/A

Ending Number of AUs (000s)	552	667	722	678	684	714	525	361	98	N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.826	$2.259	$1.075	$3.095	$2.281	$1.658	$1.274	$1.026	$0.675	$0.705
Ending AUV	$2.069	$2.826	$2.259	$1.075	$3.095	$2.281	$1.658	$1.274	$1.026	$0.675

Percentage change in AUV	-26.79%	25.10%	110.14%	-65.27%	35.69%	37.58%	30.14%	24.17%	52.00%	-4.23%

Ending Number of AUs (000s)	467	578	761	693	808	922	1,095	1,352	1,100	1,104

Global Bond Fund
Beginning AUV	$1.803	$1.722	$1.648	$1.613	$1.491	$1.420	$1.485	$1.380	$1.184	$0.987
Ending AUV	$1.923	$1.803	$1.722	$1.648	$1.613	$1.491	$1.420	$1.485	$1.380	$1.184

Percentage change in AUV	6.66%	4.70%	4.49%	2.17%	8.18%	5.00%	-4.38%	7.61%	16.55%	19.96%

Ending Number of AUs (000s)	198	246	272	323	309	379	597	808	534	515

Global Hard Assets Fund
Beginning AUV	$4.444	$3.487	$2.245	$4.226	$2.949	$2.402	$1.606	$1.314	$0.918	$0.958
Ending AUV	$3.662	$4.444	$3.487	$2.245	$4.226	$2.949	$2.402	$1.606	$1.314	$0.918

Percentage change in AUV	-17.60%	27.44%	55.32%	-46.88%	43.30%	22.77%	49.56%	22.22%	43.14%	-4.21%

Ending Number of AUs (000s)	435	487	537	581	945	887	1,112	1,092	1,215	1,116

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV	$1.056	$1.020	$0.908	$1.060	$1.033	$0.964	$0.976	$0.993	$1.000	N/A
Ending AUV	$1.018	$1.056	$1.020	$0.908	$1.060	$1.033	$0.964	$0.976	$0.993	N/A

Percentage change in AUV	-3.60%	3.53%	12.33%	-14.34%	2.61%	7.16%	-1.23%	-1.71%	-0.70%	N/A

Ending Number of AUs (000s)	53	33	23	11	92	136	14	13	431	N/A

44

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$15.710	$11.754	$8.495	$15.484	$12.838	$11.355	$9.904	N/A	N/A	N/A
Ending AUV	$15.557	$15.710	$11.754	$8.495	$15.484	$12.838	$11.355	N/A	N/A	N/A

Percentage change in AUV	-0.97%	33.66%	38.36%	-45.14%	20.61%	13.06%	14.65%	N/A	N/A	N/A

Ending Number of AUs (000s)	121	139	147	162	185	201	225	N/A	N/A	N/A

Opportunity Fund
Beginning AUV	$2.701	$2.213	$1.519	$2.572	$2.447	$2.211	$2.078	$1.783	$1.319	$1.828
Ending AUV	$2.517	$2.701	$2.213	$1.519	$2.572	$2.447	$2.211	$2.078	$1.783	$1.319

Percentage change in AUV	-6.81%	22.05%	45.69%	-40.94%	5.11%	10.67%	6.40%	16.55%	35.18%	-27.84%

Ending Number of AUs (000s)	592	689	770	802	896	1,055	1,324	1,677	1,710	2,069

45

APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Nonqualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE:	The above tax deduction rates are as of January 1, 2012. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes”.

[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
[4]	The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

46

PRIVACY NOTICE of

Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                     01/2012

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

  The Medical Information Bureau
  Consumer Reporting Agencies
  Service Providers who conduct marketing services on our behalf
  Motor Vehicle Bureaus
  Other Data Providers

Data we collect may include:

  Name, address, e-mail address, phone number
  Social Security Number
  Demographic Data
  Health data (for life insurance buyers) or other data about illness, disability or injury
  Internet Cookies (cookies help our Internet application process – they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

  Insurance companies, agents, reinsurers
  Group policyholders for purpose of reporting claims experience
  Medical Laboratories and Prescription or Pharmacy Database Managers
  Medical Information and Motor Vehicle Bureaus or similar institutions
  A court or governmental agency when there is a lawful request
  Law enforcement officials to prevent criminal activity and/or fraud
  Service providers that perform marketing services for us Service providers that perform administrative services for us
  Joint Marketing Partners
  Unaffiliated Fund Families
  Unaffiliated Third Parties
  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

  Underwrite policies
  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

9920 Corporate Campus Drive, Suite 1000

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

47

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account E

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-05-12) dated May 1, 2012 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:________________________________________________________________________________________

Mailing Address:_______________________________________________________________________________

Sincerely,
_____________________________________________________________________________________________
(Signature)

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

© 2012, Jefferson National Life Insurance Company	JNL-ACHEDU-PROS-E-0512
48

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the “Variable Account”), dated May 1, 2012. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

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GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the “Variable Account”, was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

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TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy

B-4

using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

B-5

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $125,000 for single filers, $183,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012). However, for single filers with modified adjusted gross income in excess of $110,000, but less than $125,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $173,000, but less than $183,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

B-6

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous

B-7

basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2012.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

B-8

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                    The  report  accompanying  these  financial  statements  was issued  by  BDO  USA,  LLP,  a  Delaware  limited  liability
                    partnership  and  the  U.S.  member  of  BDO   International
                    Limited, a UK company limited by guarantee.

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

--------------------------------------------------------------------------------
                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                                                                               1

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS

--------------------------------------------------------------------------------

      INDEPENDENT AUDITORS' REPORT                                          3-4

      STATUTORY BASIS FINANCIAL STATEMENTS:
         Statements of Admitted Assets, Liabilities and Capital
            and Surplus as of December 31, 2011 and 2010                      5
         Statements of Operations for the Years Ended December 31,
            2011, 2010 and 2009                                               6
         Statements of Changes in Capital and Surplus for the Years
            Ended December 31, 2011, 2010 and 2009                            7
         Statements of Cash Flows for the Years Ended December 31,
            2011, 2010 and 2009                                               8
         Notes to Statutory Basis Financial Statements                     9-35

      INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                  36

      SUPPLEMENTAL MATERIAL:
         Selected Financial Data                                          37-38
         Summary Investment Schedule
         Investment Risk Interrogatories

                                                                               2

[BDO LOGO]             Tel: +212 885-8000               100 Park Avenue
                       Fax: +212 697-1299               New York, NY 10017
                       WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying  statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and the related  statutory basis statements of operations,  changes in capital  and  surplus and cash flows for the years ended
December  31,  2011,  2010  and  2009.   These  financial   statements  are  the
responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes  consideration of internal control over  financial  reporting as a basis for designing  audit  procedures  that are appropriate  in the  circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Company's  internal control over financial reporting.  Accordingly,  we express  no such  opinion.  An audit also  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in
the  financial   statements,   assessing  the  accounting  principles  used  and
significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements,  the Company presents its  financial  statements  in  conformity  with  accounting  practices prescribed or permitted by the Texas  Department of Insurance,  which  practices differ from accounting  principles  generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying  statutory basis financial statements are described in Note 2.

In our opinion,  because of the effects of the matter described in the preceding paragraph,  the statutory  basis financial  statements  referred to above do not present fairly, in conformity with accounting  principles  generally accepted in the United States,  the financial  position of Jefferson National Life Insurance
Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for the years ended December 31, 2011, 2010 and 2009.

                                                                               3

[BDO LOGO]

However,  in our opinion,  the statutory basis financial  statements referred to above  present  fairly,  in all material  respects,  the  financial  position of
Jefferson National Life Insurance Company at December 31, 2011 and 2010, and the
results of its  operations  and its cash flows for the years ended  December 31,
2011,  2010 and 2009 in  conformity  with  accounting  practices  prescribed  or permitted by the Texas Department of Insurance.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                               4

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

         STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                               CAPITAL AND SURPLUS
                    (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                 2011         2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
   Bonds at amortized cost                             $  420,781   $  238,251
   Preferred stock                                          8,432       20,641
   Common stock                                            10,446        8,761
   Mortgage loan trusts                                    13,584       14,417
   Mortgage loans on real estate                            2,212        1,510
   Investment in real estate                                1,314          705
   Policyholder loans                                       7,226        7,961
   Cash and short-term investments                         47,438      217,679
   Intercompany note                                          952          952
   Other invested assets                                    2,455        2,376
   Derivatives                                                348          106
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          515,188      513,359
ACCRUED INVESTMENT INCOME                                   3,687        7,498
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,849        2,276
OTHER ADMITTED ASSETS                                       1,409        1,218
SEPARATE ACCOUNT ASSETS                                 1,338,863    1,244,123
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                        $  214,123   $  214,197
   Claim reserves                                             (89)        (260)
   Accounts payable and accrued expenses                      761          253
   Payable on reinsurance                                 198,155      205,918
   Due to parent and affiliates                               361          740
   Asset valuation reserve                                  1,099        1,016
   Interest maintenance reserve                             3,895        3,153
   Transfers from separate accounts                        (2,856)      (4,071)
   Borrowed funds                                          52,769       66,597
   Other liabilities                                        7,741        5,494
   Separate account liabilities                         1,338,863    1,244,123
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 1,814,822    1,737,160
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized, 1,043,565 shares issued and
     outstanding                                            5,009        5,009
   Paid-in surplus                                         42,165       26,991
   Unassigned deficit                                      (6,505)      (9,521)
   Special surplus funds                                    6,505        8,835
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            47,174       31,314
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               5

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                           2011        2010       2009
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other
     considerations                           $275,695   $  (5,373)  $147,792
   Net investment income                        26,473      23,250     25,012
   Reserve adjustment on reinsurance
     ceded                                      (6,538)     (6,556)    (8,264)
   Commission and expense allowances on
     reinsurance ceded                           3,083       6,017      1,861
   Amortization of interest maintenance
     reserve                                       492       1,142        (57)
   Fee income                                    6,511       6,799      6,515
   Other revenues                                6,060       4,329      4,583
--------------------------------------------------------------------------------
          TOTAL REVENUES                       311,776      29,608    177,442
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits              141,910     145,870    162,463
   Increase (decrease) in policy and
     contract reserves                           1,334    (208,443)   (26,305)
   Other benefits                                3,606       4,056      4,568
   Commissions                                   1,751       2,028      2,216
   General and administrative expenses          17,622      15,929     12,871
   Taxes, licenses and fees                        135         341       (393)
   Net transfers to (from) separate
     accounts                                  133,990      64,505     17,617
   Decrease in funds withheld                   10,608          --         --
   Other expenses                                   80          78         35
--------------------------------------------------------------------------------
          TOTAL BENEFITS AND EXPENSES          311,036      24,364    173,072
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE FEDERAL INCOME TAX
            PROVISION AND NET REALIZED
            CAPITAL LOSSES                         740       5,244      4,370
FEDERAL INCOME TAX PROVISION                        --          --         --
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE NET REALIZED CAPITAL
            LOSSES                                 740       5,244      4,370
NET REALIZED CAPITAL LOSSES, NET OF
   TRANSFERS TO IMR                             (5,532)     (7,156)    (2,991)
--------------------------------------------------------------------------------
NET INCOME (LOSS)                             $ (4,792)  $  (1,912)  $  1,379
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               6

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2011      2010      2009
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR             $31,314   $25,905   $23,341
--------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                (4,792)   (1,912)    1,379
   Change in net unrealized capital
     gains (losses)                                   (591)      610      (688)
   Change in deferred income tax                     3,520     2,863      (991)
   Change in nonadmitted assets                     (3,524)   (2,581)      541
   Change in asset valuation reserve                   (83)     (842)      155
   Paid-in surplus                                  15,175        --     3,000
   Change in surplus as a result of
     reinsurance, net of tax                        (2,330)    7,271      (832)
   Increase in surplus due to quasi
     reorganization                                  8,485        --        --
--------------------------------------------------------------------------------
          NET ADJUSTMENTS TO SURPLUS                15,860     5,409     2,564
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                   $47,174   $31,314   $25,905
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               7

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                          2011        2010        2009
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance     $ 275,695   $  (5,373)  $ 147,229
  Net investment income                        22,240      23,967      23,543
  Miscellaneous income                         15,654      17,144      12,960
-------------------------------------------------------------------------------
           TOTAL INCOME RECEIVED              313,589      35,738     183,732
-------------------------------------------------------------------------------
  Benefit and loss related payments           152,875     157,358     173,946
  Net transfers to separate accounts          132,775      63,294      10,587
  Commissions, expenses paid and
    aggregate write-ins for deductions         30,359      18,180      14,874
-------------------------------------------------------------------------------
           TOTAL OPERATING EXPENSES PAID      316,009     238,832     199,407
-------------------------------------------------------------------------------
           NET CASH USED IN
             OPERATING ACTIVITIES              (2,420)   (203,094)    (15,675)
-------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
     Bonds and stocks                         168,402     367,475     157,295
     Mortgage loans                             1,065       1,322       1,218
     Derivatives                                  231         189          --
     Other invested assets                        102         584         264
     Miscellaneous proceeds                        --         318          --
-------------------------------------------------------------------------------
           TOTAL INVESTMENT PROCEEDS          169,800     369,888     158,777
-------------------------------------------------------------------------------
  Cost of investments acquired:
     Bonds and stocks                        (337,126)   (192,411)   (173,249)
     Mortgage loans                              (875)       (550)         --
     Derivatives                                 (609)       (283)       (632)
     Other invested assets                       (491)     (2,400)       (952)
     Miscellaneous investments                    (25)       (106)       (318)
-------------------------------------------------------------------------------
           TOTAL COST OF INVESTMENTS
             ACQUIRED                        (339,126)   (195,750)   (175,151)
-------------------------------------------------------------------------------
  Net decrease in policy loans                    705       5,925       2,537
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY (USED IN)
             INVESTING ACTIVITIES            (168,621)    180,063     (13,837)
-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
     Borrowed funds                           (13,828)      2,752      53,817
     Net deposit-type contract fund and
       other liabilities                       (1,408)         23        (822)
     Dividends to stockholders                     --          --          --
     Other cash applied                           861     202,196      (2,065)
     Paid-in surplus                           15,175          --       3,000
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY FINANCING
             ACTIVITIES AND MISCELLANEOUS
             SOURCES                              800     204,971      53,930
-------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
 INVESTMENTS                                 (170,241)    181,940      24,418
CASH AND SHORT-TERM INVESTMENTS:
    Beginning of year                         217,679      35,739      11,321
-------------------------------------------------------------------------------
    End of year                             $  47,438   $ 217,679   $  35,739
===============================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               8

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson  National Life Insurance  Company (the "Company" or "JNL"),  is a life insurance  company  founded  in 1937 and  domiciled  in the State of Texas.  The
Company  markets  primarily  variable   annuities  and,  in  2005,   launched  a
revolutionary  flat insurance fee variable annuity called Monument Advisor.

The Company is licensed  in all states and the  District of Columbia  except New
York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN
Financial").

The following  states  represented  premiums  collected in excess of 5% of total premiums in 2011, 2010 and 2009:

                                                       2011     2010      2009
 -------------------------------------------------------------------------------
 Texas                                                  11%      14%       16%
 California                                             10%      12%       10%
 Pennsylvania                                           N/A       6%        8%
 Colorado                                               N/A       5%        7%
 Illinois                                               N/A      N/A        7%
 Florida                                                 6%       6%        6%
 Massachusetts                                           9%      N/A       N/A
================================================================================

All  outstanding  shares of the  Company  are owned by the  parent  company,  JN
Financial,  an insurance holding company  incorporated in the State of Delaware.
On December  30,  2011,  a group of  investors,  along with  certain  members of management  of JN  Financial,  consummated  an $83,000  management  buyout,  the proceeds of which were used to acquire the  outstanding  shares of JN  Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The  statutory  basis  financial  statements  have been prepared on the basis of accounting  practices  prescribed  or  permitted  by  the  Texas  Department  of
Insurance  (the  "Department").  Insurance  companies  domiciled  in  Texas  are required to prepare statutory basis financial  statements in accordance with the
National Association of Insurance  Commissioners'  ("NAIC") ACCOUNTING PRACTICES
AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications  prescribed or permitted by the Department  ("Texas  SAP").  The Department has the right to permit specific  practices that deviate from prescribed  practices.  The Company has no such practices.

Financial  statements  prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United
States of America ("GAAP") primarily because on a statutory basis:

o     costs  related to  acquiring  business,  principally  commissions,  direct marketing costs and certain policy issue  expenses,  are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

o     life insurance and annuity  reserves are based on statutory  mortality and interest  requirements,  without  consideration of withdrawals and Company experience,  whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                                                               9

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o     life insurance enterprises are required to establish a formula-based asset valuation  reserve  ("AVR")  by a  direct  charge  to  surplus  to  offset potential  investment  losses,  under GAAP  provisions for investments are established as needed through a charge to income;

o     realized  gains and losses  resulting  from  changes in interest  rates on fixed income investments are deferred in the interest maintenance reserves and  amortized  into  investment  income  over the  remaining  life of the investment  sold,  for GAAP such gains and losses are recognized in income at the time of the sale;

o     bonds are carried  principally  at amortized  cost,  but at fair value for
      GAAP;

o     the admission or nonadmission of deferred tax assets are determined  under
      Statement of Statutory Accounting Principles ("SAP") No. 10R which differs from the  valuation  allowance  determined  under  GAAP.  The  changes  in deferred  income  taxes are not  reported as a component of net income but rather as a charge to capital and surplus;

o     assets and  liabilities  are reported  net of  reinsurance  for  statutory purposes and gross of reinsurance for GAAP;

o     premiums from interest  sensitive and annuity  policies are  recognized as income, whereas under GAAP future policy liabilities are increased;

o     deferred premium amounts are a function of the premium payment assumptions used in  calculating  the policy  reserves,  whereas on a GAAP basis,  any deferred  benefit  premium  amounts are netted  against the  liability for future policy benefits;

o     goodwill  and other  intangibles  are  subject to certain  limitations  as admitted assets;

o     securities  lending  transactions in which collateral is not available for the general use by the Company are not  recorded on the balance  sheet per
      SAP 91R.  For  GAAP,  such  transactions  are  accounted  for as a secured borrowing  and the  collateral is recorded on the GAAP balance sheet as an asset and a liability;

o     certain  "nonadmitted  assets"  (principally  receivables  over  90  days, furniture and fixtures,  deferred tax assets, unauthorized reinsurance and prepaid  expenses) must be excluded from admitted  assets under  statutory reporting through a charge to capital and surplus; and

o     under GAAP, the Company  applied  push-down  accounting  related to the JN
      Financial's  management  buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                                                                              10

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation  of net income (loss) and capital and surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance  with GAAP as of December 31, 2011, 2010 and 2009 is as follows:

                                                        Net Income (Loss)              Capital and Surplus
                                                 ------------------------------   ------------------------------
                                                     Year Ended December 31,              December 31,
                                                 ------------------------------   ------------------------------
                                                   2011       2010       2009       2011       2010       2009
-----------------------------------------------------------------------------------------------------------------

Statutory amounts                                $ (4,792)  $ (1,912)  $  1,379   $ 47,174   $ 31,314   $ 25,905
Add (deduct) adjustments:
   Investments                                      1,875     15,817        757     15,010     12,834      3,006
   Deferred acquisition costs and valuation
      of business acquired                         (2,365)    (7,850)    (1,124)    16,445     28,297     38,606
   Goodwill and other intangibles                  (2,400)        --         --      4,146      5,462      5,462
   Nonadmitted assets                                  --         --         --        136        234        558
   Policy reserves                                  3,365      2,440        585     (4,399)    (4,908)    (7,374)
   Ceding commissions                              (2,329)    (5,138)      (832)        --         --         --
   Other                                               (3)        91        (94)         4          3          2
-----------------------------------------------------------------------------------------------------------------
GAAP-basis amounts                               $ (6,649)  $  3,448   $    671   $ 78,516   $ 73,236   $ 66,165
=================================================================================================================

The Company is in the process of  finalizing  the push-down  accounting  for the
Company's GAAP basis  financial  statements and has estimated the valuations for valuation of business  acquired and related goodwill.  The push-down  accounting adjustments, if any, will only result in a reclassification between valuation of business acquired and goodwill and would not affect the GAAP basis net income or capital and surplus.

                                                                              11

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are  generally  stated at amortized  cost using the interest  method or at fair value for NAIC rated 6  securities.  All other bonds are  stated  at the  lower  of  amortized  cost or fair  value.  Mortgage-backed securities  and  structured  securities  not in default are stated at  amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective  method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had  become  negative;  these are  valued  using the  prospective  method.
Prepayment  assumptions  for  loan-backed  bonds and structured  securities were obtained  from the broker at the date of purchase and are updated  semi-annually based on market rate.  Mortgage-backed and structured  securities in default are valued  at the  lower  of  amortized  cost  (net  of any  other  than  temporary impairments)  or undiscounted  estimated  future cash flows.  Investment  market valuations are prescribed by the NAIC.

Unrealized  gains and  losses on NAIC  rated 6 bonds are  recorded  directly  to unassigned  surplus.  If it is determined  that a decline in fair value is other than  temporary,  the  cost  basis  is  written  down  and a  realized  loss  is recognized.

PREFERRED STOCK - Redeemable  preferred stocks that have characteristics of debt securities  and are rated as  higher  or high  quality  (NAIC  designation  of 1 through  3) are  reported  at cost  or  amortized  cost.  All  other  redeemable preferred  stocks  are  reported  at the lower of cost,  amortized  cost or fair value.  Nonredeemable  preferred  stocks are  reported at fair value or lower of cost or fair value as determined by the Securities  Valuation Office of the NAIC
("SVO") and the related net  unrealized  capital gains  (losses) are reported in unassigned  surplus along with any adjustment for federal income taxes. If it is determined  that a decline in fair value is other  than  temporary,  the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM   INVESTMENTS  -  Short-term  investments  include  investments  with remaining  maturities  of one  year or less at the time of  acquisition  and are principally stated at amortized cost.

MORTGAGE  LOAN TRUSTS - Mortgage  loan trusts are reported at the  Company's pro rata share of the unpaid principal balances of the underlying  mortgage loans in the trusts.  The Company  participates  in seven  trusts  managed by  Innovative
Capital  Advisors and has various  ownership  percentages  in the trusts ranging from  6.52% to  16.44%.  Impairment  losses  are  recognized  if the  underlying mortgage  loans were  unable to collect  all  principal  and  interest  payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid  principal balances,  less any discounts and allowances for impairment.  A mortgage loan is considered to be impaired when, based on current  information and events,  it is probable  that the Company will be unable to collect all  principal and interest amounts due according to the contractual terms of the mortgage  agreement.  When management  determines  foreclosure  is probable,  the  impairment is other than temporary;  the mortgage  loan is written down to realized  value and a realized loss is recognized.

                                                                              12

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES  - The  Company  holds S&P puts that  contain  market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract.  The Company  purchased the puts to partially offset the impact of reserve changes in its guaranteed  minimum death benefit rider. The Company uses hedge  accounting  and  reports the puts at fair value with the change in market value  recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY  NOTE  -  Intercompany  note  is a note  between  the  Company  and
Jefferson  National Asset Management,  LLC ("JNAM"),  an affiliate.  The note is reported at the unpaid principal  balance.  The note was fully repaid in January
2012.

OTHER INVESTED ASSETS - Other invested assets  represent  investments in a hedge fund and a  limited  partnership  interest.  The  hedge  fund was  comprised  of asset-backed and mortgage-backed securities. The Company's interest in the hedge fund was liquidated in 2011. The partnership  wholly owns an LLC comprised of an interest rate swap and subordinate  notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of  underlying  equity of the investee.  The cost basis of other  invested assets was $2,371 and $2,369 at December 31, 2011 and 2010, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure  of certain  commercial  and  residential  mortgage  loans in a loan sharing  trust  purchased to provide asset  diversification.  The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST  MAINTENANCE RESERVE - Realized gains and losses (determined using the specific  identification  basis), net of applicable taxes,  arising from changes in interest  rates are  accumulated in the Interest
Maintenance  Reserve  ("IMR") and are amortized into net investment  income over the estimated  remaining life of the  investment  sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION  RESERVE - An AVR applying to the specific risk  characteristics of all invested asset  categories  excluding  cash,  policy loans and investment income accrued has been established based on a statutory  formula.  Realized and unrealized gains and losses arising from changes in the  creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the
AVR are applied directly to unassigned surplus.

NET INVESTMENT  INCOME AND EXPENSES - Net  investment  income  includes  premium amortization,  discount accretion, as well as interest and dividends received or accrued on  investments.  Net  investment  income is  reported  as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special  surplus  funds  represent  the unearned  portion of ceding  commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by  actuarial  methods  and are  determined  based  on  published  tables  using specified  interest rates and valuation  methods in accordance  with  Department regulations.

LIFE RESERVES

Reserves for life  contracts are primarily  mean reserves based on mortality and interest  rate  assumptions  (ranging from 2.25% to 6.00%),  in accordance  with
Department regulations.

                                                                              13

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium deficiency  reserves,  if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred  fractional premiums upon the death of the insured and returns any portion of the final  premium  beyond the date of death.  Reserves  are never less than  surrender  values  available at valuation date.

ANNUITY RESERVES

Reserves for  contractual  funds not yet used for the purchase of annuities  are reserved for using the continuous  version of the Commissioners  Annuity Reserve
Valuation  Method  ("CARVM"),  in which the greatest  present  value of benefits considering  voluntary and involuntary  benefits streams is deemed sufficient to provide for benefits arising from the contracts.  Calculations  follow Actuarial
Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial
Guideline 43 is followed.  Reserves for life and disability  insurance are based on mortality,  morbidity,  and interest  rate  assumptions  in  accordance  with
Department  regulations.

Reserves  for  annuity  contracts  in the payout  phase are  computed on the net single  premium  method and  represent  the  estimated  present  value of future retirement  benefits.  These  reserves are based on mortality  and interest rate assumptions  (ranging  from 5.25% to  13.25%),  in  accordance  with  Department regulations.

Transfers from separate  accounts  represent the difference  between the account values held on the separate  accounts and the  statutory  reserves  required for these policies using the Commissioner's valuation reserve methodology.

BORROWED FUNDS

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB")
in September  2008.  These  advances taken are both variable rate and fixed rate advances  which range in maturity from two years to twenty years.  The Company's intention is to use the proceeds from these  advances to invest in  highly-rated
Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2011, the Company owned $3,158 of FHLB common stock and had  pledged  RMBS with a fair  value of  $55,176  as  collateral.  At
December  31,  2010,  the Company  owned  $3,833 of FHLB  capital  stock and has pledged  collateral  of  $65,163 in  carrying  value of RMBS  securities.  As of
December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663.  As of December 31, 2010,  the Company had drawn  $77,000 in
FHLB advances with an unpaid  balance of $66,467.  The assets and liability were classified  in the general  account as the program was  established  to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance  premiums and benefits paid or provided are accounted for on a basis consistent  with those used in accounting for the original  policies  issued and the terms of the reinsurance  contracts. A liability for reinsurance balances is provided for unsecured  policy  reserves  ceded to reinsurers  not authorized to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal  income tax  provision  (benefit)  included in the  statutory  basis statements  of operations  is based on taxes paid or  anticipated  to be paid or refunds expected to be received.

                                                                              14

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance  sheet date or 10% of capital and surplus  excluding any net  deferred  tax assets,  EDP  equipment  and  operating  software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against  existing gross  deferred tax  liabilities.  The remaining deferred tax assets are  nonadmitted.  Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments   held  in  the   separate   accounts  are  stated  at  fair  value.
Participants'  corresponding  equity in the  separate  accounts is reported as a liability in the accompanying  statements.  Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations  as net  transfers  to (from)  separate  accounts.  Investment  gains
(losses)  in the  separate  accounts  are  offset  by a  change  to the  reserve
liabilities  in  the  respective   separate   accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance  premiums  and  annuity  considerations  without  mortality  risks are recognized as income when due. Annuity  considerations  with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income  consists  primarily of income from fees  associated  with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND  ADMINISTRATIVE  EXPENSES

General and  administrative  expenses are charged to expense as  incurred.  This includes  direct expenses  incurred by the Company and expenses  allocated by JN
Financial to the Company.

ESTIMATES

The  preparation of financial  statements in accordance  with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial  statements and accompanying notes. Actual results could differ from these estimates.

                                                                              15

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2011 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  6,640   $   418   $     --   $  7,058
  States and political subdivisions     18,438       808       (230)    19,016
  Corporate bonds                      121,721    10,062       (675)   131,108
  Mortgage-backed securities:
    U.S. government agencies            27,367     1,494     (2,146)    26,715
    Corporate                          246,615     2,402    (15,139)   233,878
--------------------------------------------------------------------------------
                                       420,781    15,184    (18,190)   417,775
Preferred stock                          8,432        11       (139)     8,304
Common stock                            11,080        --       (634)    10,446
--------------------------------------------------------------------------------
Total                                 $440,293   $15,195   $(18,963)  $436,525
================================================================================

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2010 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  8,244   $   388   $     --   $  8,632
  States and political subdivisions     15,761       142       (708)    15,195
  Corporate bonds                      113,321     6,785       (881)   119,225
  Mortgage-backed securities:
    U.S. government agencies            16,970     1,529         (2)    18,497
    Corporate                           83,955     2,543       (609)    85,889
--------------------------------------------------------------------------------
                                       238,251    11,387     (2,200)   247,438
Preferred stock                         20,641        23       (472)    20,192
Common stock                             8,833        --        (72)     8,761
--------------------------------------------------------------------------------
Total                                 $267,725   $11,410   $ (2,744)  $276,391
================================================================================

As of December 31, 2011 and 2010, the Company had fixed maturity securities with a statement value of $12,862 and $13,044,  respectively, on deposit with various state regulatory agencies.

                                                                              16

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The statement  values and NAIC market values of  investments  in fixed  maturity securities by contractual maturity (except for mortgage-backed  securities which are stated at expected maturity) at December 31, 2011 are as follows:

                                                                          NAIC
                                                          Amortized      Market
                                                               Cost      Value
--------------------------------------------------------------------------------
Due in one year or less                                    $  1,660   $  1,663
Due after one year through five years                        42,394     44,093
Due after five years through ten years                       82,476     89,820
Due after ten years                                          20,269     21,606
Mortgage-backed securities                                  273,982    260,593
--------------------------------------------------------------------------------
Total                                                      $420,781   $417,775
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment  penalties.

For the years ended  December 31, 2011,  2010 and 2009,  proceeds from the sales and  maturities  of  fixed  maturity  securities  were  $168,402,  $367,475  and
$157,295, respectively.

Net realized capital gains (losses) for 2011, 2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                    Gross
                                 Realized      Gross   Other Than
                                  Capital   Realized    Temporary
                                    Gains     Losses   Impairment        Total
--------------------------------------------------------------------------------
Bonds                              $2,943      $(491)     $(5,006)     $(2,554)
Preferred stock                        40        (39)      (1,571)      (1,570)
Mortgage loans                         --         --          (11)         (11)
Derivatives                            --       (163)          --         (163)
--------------------------------------------------------------------------------
    Net realized capital gains
     (losses)                       2,983       (693)      (6,588)      (4,298)
Transfer to IMR                    (2,548)        --        1,314       (1,234)
--------------------------------------------------------------------------------
Net realized capital gains
  (losses)                         $  435      $(693)     $(5,274)     $(5,532)
================================================================================

                                                                              17

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment       Total
----------------------------------------------------------------------------
Bonds                           $ 16,100   $ (1,116)  $   (1,186)  $ 13,798
Preferred stock                       --        (49)      (5,000)    (5,049)
Common stock                          --        (10)          --        (10)
Mortgage loans                        --         --         (349)      (349)
Derivatives                           --       (914)          --       (914)
Real estate                           --        (21)          --        (21)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                    16,100     (2,110)      (6,535)     7,455
Transfer from IMR                (14,773)        --          162    (14,611)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,327   $ (2,110)  $   (6,373)  $ (7,156)
============================================================================

YEAR ENDED DECEMBER 31, 2009
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment      Total
----------------------------------------------------------------------------
Bonds                           $  3,198   $ (1,926)  $   (2,294)  $ (1,022)
Preferred stock                       91        (14)          --         77
Common stock                         232         --           --        232
Mortgage loans                        --         --         (281)      (281)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                     3,521     (1,940)      (2,575)      (994)
Transfer from IMR                 (1,997)        --           --     (1,997)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,524   $ (1,940)  $   (2,575)  $ (2,991)
============================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition,  a $750 impairment  charge was recorded on the IGA in 2011.  The  commutation of the IGA was completed in 2011,  and the contract was  exchanged for a government  agency security and equity interests in certain corporate  investments.  The fair value of the government  agency security and equity  interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2011 and 2010, the Company held unrated or  less-than-investment grade  corporate  bonds with an aggregate  amortized cost of $10,680 and $4,427, respectively,  with an aggregate fair value of $10,131 and $4,279, respectively.
Those holdings  amounted to 2.5% and 1.9% of the Company's  investments in bonds at December 31, 2011 and 2010, respectively,  and 2.0% and 0.8% of the Company's total admitted assets at December 31, 2011 and 2010,  respectively.  The Company performs periodic  evaluations of the relative credit standing of the issuers of these bonds.

                                                                              18

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES

At  December  31,  2011,  the  Company  held S&P puts with a notional  amount of
$6,800,  a cost of $491 and a market value of $348.  At December  31, 2010,  the
Company  held S&P puts with a notional  amount of $12,300,  a cost of $488 and a market  value of $106.  The puts  contain  market risk since the market value is derived from movements in the S&P 500 and the  expiration  date of the contract.
The Company  uses hedge  accounting  and reports the puts at fair value with the change in market value  recognized in the net realized  capital gain (loss) line of the Statements of Operations.  In 2011, the Company  reported a realized loss of $163.  The  total  realized  loss due to  market  value  changes,  sales  and expirations in 2010 was $914.

NET INVESTMENT INCOME

Net  investment  income for the years ended  December 31,  2011,  2010 and 2009, including  accrual of discount  and  amortization  of  premiums,  arose from the following sources:

                                       2011       2010       2009
------------------------------------------------------------------
Bonds                              $ 25,505   $ 22,669   $ 23,953
Preferred stock                         730        540        549
Common stock                             14         13          5
Mortgage loans on real estate         1,126      1,047      1,111
Policy loans                            461        791        946
Cash and short-term investments           4          3         51
Other invested assets                   779        428         55
Miscellaneous investment income         330        286         24
------------------------------------------------------------------
   Total gross investment income     28,949     25,777     26,694
Investment expense                   (1,074)      (913)      (587)
Interest expense                     (1,402)    (1,614)    (1,095)
------------------------------------------------------------------
Net investment income              $ 26,473   $ 23,250   $ 25,012
==================================================================

There was no accrued  investment  income excluded from surplus during 2011, 2010 and 2009.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have  an  impairment  that  is  other  than  temporary.  This  process  involves monitoring  market events that could impact issuers'  credit  ratings,  business climate,  management  changes,  litigation  and  government  actions,  and other similar factors. This process also involves monitoring late payments, downgrades
by  rating  agencies,  key  financial  ratios,  financial  statements,   revenue
forecasts and cash flow  projections as indicators of credit issues.  At the end of each quarter,  the Company's  investment advisor reviews all securities where market  value is less than an agreed upon  percent of  amortized  cost for three months or more to determine whether impairments need to be taken.

                                                                              19

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company considers relevant facts and circumstances in evaluating whether the
impairment  of  a  security  is  other  than   temporary.   Relevant  facts  and
circumstances  considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer,  including the current and future impact of any specific events;  and (3) the Company's  ability and intent to hold the  security to  maturity or until it recovers in value.  To the extent the Company  determines  that a security is deemed to be other than  temporarily impaired,  the difference between amortized cost and fair value would be charged to operations.

There  are a number  of  significant  risks and  uncertainties  inherent  in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment  of an issuer's  ability to meet all of its  contractual  obligations will change based on changes in the credit  characteristics  of that issuer, (2)
the risk that the economic  outlook will be worse than  expected or have more of an impact  on the  issuer  than  anticipated,  (3)  information,  or  fraudulent
financial   statements,   could  be   provided  to  the   Company's   investment
professionals  who determine the fair value  estimates and other than  temporary impairments,  and (4) the risk that new  information  obtained by the Company or changes in other  facts and  circumstances  lead it to change its intent to hold the security to maturity or until it recovers in value.  Any of these situations could result in a charge to operations in a future period.

Unrealized  losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2011 and 2010 follow:

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------
                              Less Than 12 Months      12 months or More
                              in Unrealized Loss      in Unrealized Loss            Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  3,348   $     (168)  $ 2,072   $      (62)  $  5,420   $    (230)
Corporate bonds                13,743         (498)      621         (177)    14,364        (675)
Mortgage-backed
   securities:
      U.S. government
         agencies               5,115       (2,146)       --           --      5,115      (2,146)
      Corporate               159,759      (13,730)   12,414       (1,409)   172,173     (15,139)
------------------------------------------------------------------------------------------------
Total debt securities         181,965      (16,542)   15,107       (1,648)   197,072     (18,190)
Preferred stock                 6,384         (139)       --           --     6,384        (139)
Common stock                       --           --     4,366         (634)     4,366        (634)
------------------------------------------------------------------------------------------------
Total                        $188,349   $  (16,681)  $19,473   $   (2,282)  $207,822   $ (18,963)
================================================================================================
Number of positions held           74                      8                      82
================================================================================================

                                                                              20

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2010
------------------------------------------------------------------------------------------------
                             Less Than 12 Months      12 Months or More
                              in Unrealized Loss      in Unrealized Loss             Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  9,360   $     (445)  $ 2,186   $     (263)  $11,546   $     (708)
Corporate bonds                22,959         (633)    3,786         (248)   26,745         (881)
Mortgage-backed
   securities:
      U.S. government
         agencies                  25           --       73           (2)       98            (2)
      Corporate                 6,134          (40)    2,898         (569)    9,032         (609)
------------------------------------------------------------------------------------------------
Total debt securities          38,478       (1,118)    8,943       (1,082)   47,421       (2,200)
Preferred stock                   179           (1)   19,709         (471)   19,888         (472)
Common stock                    4,928          (72)       --           --     4,928          (72)
------------------------------------------------------------------------------------------------
Total                        $ 43,585   $   (1,191)  $28,652   $   (1,553)  $72,237   $   (2,744)
================================================================================================
Number of positions held                        40                     18                     58
================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2011 and 2010,  the Company had  $2,233,631  and  $2,420,549,
respectively,  of individual and group life insurance in force.  On $245,823 and
$269,988 of insurance  in force as of December 31, 2011 and 2010,  respectively, gross  premiums  were  less  than the net  premiums  according  to the  standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,099 and $2,494 at December 31, 2011 and 2010,  respectively.
The Company has ceded 100% of its life reserves at December 31, 2011 and 2010.

Substantially  all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the  separate  account  is  credited  directly  to the  policyholder  and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market  value  adjustment  with one,  three and  five-year options.

GUARANTEED  MINIMUM  INCOME  BENEFIT  ("GMIB")  - Riders  available  on  certain variable  products of the Company provide an annuitization  benefit equal to the
largest   contract  value  on  any  contract   anniversary   less  any  adjusted
(proportional) partial withdrawals.

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  ("GMWB") - Riders available on certain variable  products of the Company provide a withdrawal  benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender  charge,  after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable  annuities  generally provide an incidental  death benefit of the greater of account value or premiums paid net of  withdrawals.  On some policy  forms,  the Company also  provides an incidental  death benefit equal to the greater of account value and premiums net of withdrawals  accumulated at 5% ("5% roll-up  benefit"),  the greatest account value on any contract  anniversary  ("1-year  ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                                                              21

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------

At December 31, 2011, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $410,506         $26,144          $21,010
GMIB                                 16,924             877                3
GMWB                                  2,806               5               --
============================================================================

At December 31, 2010, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $480,932         $24,368          $19,336
GMIB                                 18,826             649                6
GMWB                                  3,432               1               --
============================================================================

The following  table provides  information  on the GMDB features  outstanding at
December 31, 2011 and 2010.  (Note that the Company's  variable  contracts  with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2011 and 2010 is as follows:

                                                         2011          2010
------------------------------------------------------------------------------
                                                     (in the event of death)

Return of net deposit:
   Account value                                     $  233,877   $    273,437
   Net amount at risk                                $   30,764   $     28,651
   Average attained age of contract holders                  54             53
Return of net deposits plus a minimum return         $  171,268   $    200,363
Net amount at risk                                   $  154,373   $    146,829
Average attained age of contract holders                     63             62
Guaranteed minimum return                                     5%             5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
     Account value                                   $    5,361   $      7,132
     Net amount at risk                              $    1,206   $      1,372
     Average attained age of contract holders                63             62
------------------------------------------------------------------------------

GMIB  feature  offers the  contract  holder  annuitization  at greater of annual ratchet value and  then-current  account value.  Annuitization is prohibited for the first 7 to 15 contract years,  with the exact  restriction  depending on the annuitant's age at issue. The separate account values are $16,295 and $18,161 at
December 31, 2011 and 2010, respectively.

GMWB features offer the contract  holder annual  withdrawal of set percentage of net contributions  without incurring surrender charge,  until the full amount of the net  contribution  is  exhausted.  Depending  on which  rider is  purchased, annuitants are restricted  from taking such  withdrawals  for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                                                                              22

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate  account  balances  attributable  to variable  annuity  contracts  with guarantees at December 31, 2011 and 2010 are as follows:

                                                           2011           2010
------------------------------------------------------------------------------
Asset type:
   Domestic equity                                   $  199,151   $    245,750
   International equity                                  29,765         48,480
   Bonds                                                 48,450         46,820
   Balanced bond/equity                                  19,620         19,938
------------------------------------------------------------------------------
     Total                                              296,986        360,988
Money market                                             31,336         38,515
------------------------------------------------------------------------------
     Total                                           $  328,322   $    399,503
==============================================================================
Percent of total variable annuity
   separate account values                                 24.5%          32.1%
==============================================================================

At December 31, 2011,  annuity  reserves and deposit fund  liabilities  that are subject to discretionary withdrawal (with adjustment),  subject to discretionary withdrawal  (without  adjustment),  and not subject to discretionary  withdrawal provisions are summarized as follows:

                                                              2011
                                                     -------------------------
                                                         Amount     % of Total
------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
   1.   With market value adjustment                 $      524             --%
   2.   At book value less current surrender
           charge of 5% or more                           6,564             .4
   3.   At fair value                                 1,335,458           74.0
------------------------------------------------------------------------------
   4.   Total with adjustment or at fair value        1,342,546           74.4
   5.   At book value without adjustment
           (minimal or no charge or adjustment)         435,840           24.2
B. Not subject to discretionary withdrawal               25,608            1.4
------------------------------------------------------------------------------
C. Total (gross: direct + assumed)                    1,803,994          100.0
D. Reinsurance ceded                                  (259,902)             --
------------------------------------------------------------------------------
E. Total (net) (C) + (D)                             $1,544,092         100.0%
==============================================================================

6. FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of financial instruments have been determined by using available market  information and the valuation  methodologies  described below.
Considerable  judgment is often required in interpreting  market data to develop estimates of fair value.  Accordingly,  the estimates  presented  herein may not necessarily  be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                                                              23

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts related to the Company's  financial  instruments as of December 31, 2011 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      420,781   $  417,775
Preferred stock                                              8,432        8,304
Common stock                                                10,446       10,446
Cash and short-term investments                             47,438       47,438
Mortgage loan trusts                                        13,584       13,584
Mortgage loans on real estate                                2,212        2,212
Real estate                                                  1,314        1,314
Policy loans                                                 7,226        7,226
Derivatives                                                    348          348
Intercompany note                                              952          952
Other invested assets                                        2,455        2,455
Separate account assets                                  1,338,863    1,338,863
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,123   $  214,832
FHLB advances                                               52,769       52,769
Separate account liabilities                             1,338,863    1,338,863
================================================================================

Amounts related to the Company's  financial  instruments as of December 31, 2010 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      238,251   $  247,438
Preferred stock                                             20,641       20,192
Common stock                                                 8,761        8,761
Cash and short-term investments                            217,679      217,679
Mortgage loan trusts                                        14,417       14,417
Mortgage loans on real estate                                1,510        1,510
Real estate                                                    705          705
Policy loans                                                 7,961        7,961
Derivatives                                                    106          106
Intercompany note                                              952          952
Other invested assets                                        2,376        2,376
Separate account assets                                  1,244,123    1,244,123
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,197   $  215,291
FHLB advances                                               66,597       66,597
Separate account liabilities                             1,244,123    1,244,123
================================================================================

                                                                              24

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCK

Common stock is comprised of securities which represent a residual  ownership in a  corporation  and are  reported at fair value.  The related  unrealized  gains
(losses)  are  reported  as a component  of  unassigned  surplus  along with any adjustment for Federal income taxes.  If it is determined that a decline in fair value is other than temporary,  the cost of the common stock is written down and a realized loss is recognized.

BONDS AND EQUITY SECURITIES

Fair value for bonds and equity  securities is determined by reference to market prices quoted by the NAIC,  broker,  third-party  pricing  sources,  or modeling using discounted cash flows.

CASH AND  SHORT-TERM  INVESTMENTS

The carrying value for cash and short-term investments  approximates fair values due to the short-term maturities of these instruments.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans,  mortgage  loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual  funds  not yet used to  purchase  retirement  annuities  and  other deposit  liabilities are stated at their cash surrender  value.  These contracts are issued with variable interest rates that are periodically  adjusted based on changes in underlying economic conditions.

The fair values of other  policyholder  liabilities  were calculated under 1,000 stochastically  generated projection scenarios. In determining the fair value of liabilities,  benefits and  expenses  less  premiums  under the  scenarios  were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent  valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated  fair value of derivatives  is determined by  broker/dealers  that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate  account assets and  liabilities  are stated at fair value based on the
NAV of the underlying mutual funds, as determined by the fund manager.

                                                                              25

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. FAIR VALUE MEASUREMENTS

The following are the levels of the  hierarchy  and a brief  description  of the type of valuation inputs that are used establish each level:

o     Pricing Level 1 - Valuations  based on unadjusted  quoted prices in active markets for identical  assets that the Company's  pricing sources have the ability to access. Since the valuations are

o     Pricing Level 2 - Valuations  based upon quoted prices for similar  assets in active  markets,  quoted  prices for  identical  or  similar  assets in inactive markets, or valuations based on market data.

o     Pricing Level 3 - Valuations that are derived from techniques in which one or more of the  significant  inputs  are  unobservable,  including  broker quotes which are not binding.

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2011 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Preferred stock                           $       --   $       --   $    1,505   $    1,505
   Fixed income                                      --          125           --          125
   Common stock                                   3,158           --        7,288       10,446
   Other invested assets                             --           --        2,455        2,455
   Derivatives                                                   348           --          348
   Separate account assets                           --    1,338,863           --    1,338,863
-----------------------------------------------------------------------------------------------
                                             $    3,158   $1,339,336   $   11,248   $1,353,742
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,338,863   $       --   $1,338,863
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2011 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2011     Level 3     Level 3        Income       Surplus   Settlements     31, 2011
---------------------------------------------------------------------------------------------------------------------

Preferred stock            $       --   $      --   $      --   $        --   $        --   $     1,505   $    1,505
Common stock                    4,928          --          --            --          (562)        2,922        7,288
Other investment assets         2,371          --          --           186            --          (102)       2,455
=====================================================================================================================

                                                                              26

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2010 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Fixed income                              $       --   $      154   $       --   $      154
   Common stock                                   3,833           --        4,928        8,761
   Other invested assets                             --           --        2,371        2,371
   Derivatives                                       --          106           --          106
   Separate account assets                           --    1,244,123           --    1,244,123
-----------------------------------------------------------------------------------------------
                                             $    3,833   $1,244,383   $    7,299   $1,255,515
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,244,123   $       --   $1,244,123
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2010 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2010     Level 3     Level 3        Income       Surplus   Settlements     31, 2010
---------------------------------------------------------------------------------------------------------------------

Common stock               $       --   $      --   $      --   $        --   $       (72)  $     5,000   $    4,928
Other invested assets              --          --          --            --            --         2,371        2,371
=====================================================================================================================

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business
to  Protective  Life  Insurance  Company  ("Protective"),   Washington  National
Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas  ("Conseco").
The total reserves transferred under these agreements were $326,817 and $342,140 for the years ended December 31, 2011 and 2010,  respectively.  As part of these transactions,  the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax.  Protective,  WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the  simplified-issue  term life business to Wilton Re. The gain on this transaction,  primarily in the form of a ceding  commission,  was recorded as an increase to surplus,  as special surplus funds.  Wilton  Re  provides  for full  servicing  of these  policies.  With the completion  of  this  transaction,  the  Company  retains  no  traditional  life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers.
The most significant  arrangement cedes approximately $20,689 and $19,059 of its
$20,689  and  $19,059,  respectively,  GMDB  reserves  on  subject  policies  to
Connecticut  General Life Insurance  Company,  a subsidiary of CIGNA Corporation for the years ended December 31, 2011 and 2010, respectively.

                                                                              27

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

In 2010,  the  Company  reinsured  100% of a closed  fixed  only  annuity  block originated by the Company  prior to 2003 to Athene Life Re Ltd.  ("Athene") on a coinsurance  with funds  withheld  basis.  The total  reserves  ceded under this agreement  were  $189,648  and  $197,317  as of  December  31,  2011  and  2010,
respectively.  As part of this  transaction,  the Company also  transferred  the related IMR balance and  received a ceding  commission  of $12,408.  The gain on this  transaction  was  recorded as an increase to surplus,  as special  surplus funds,  net of tax.  The Company  retains  the  servicing  of these  policies in exchange for a per policy expense allowance from Athene.

The Company  retains the primary  obligation to the  policyholder  for reinsured policies.  Failure of  reinsurers  to honor their  obligations  could  result in losses  to the  Company;  consequently,  the  Company  evaluates  the  financial condition  of its  reinsurers  in order to minimize  its exposure to losses from reinsurer insolvencies.

No policies  issued by the Company have been reinsured  with a foreign  company, which is controlled,  either  directly or  indirectly,  by a party not primarily engaged in the business of insurance. At December 31, 2011 and 2010, there is no reinsurance  agreement  in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial  statements have been reduced for reinsurance  ceded on life, annuity and accident and health policies as follows:

                                                  2011         2010        2009
--------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $  32,623    $ 231,115   $  35,686
Policyholder benefits                           44,584       47,505      41,303
Change in insurance and annuity
   reserves                                    (19,592)     178,224     (24,506)
Policy and contract reserves                   588,353      608,570     430,557
================================================================================

The Company  entered  into a  reinsurance  agreement  with  Scottish Re US, Inc.
("SRUS")  effective  January 1, 2005,  whereby it ceded 30% of its  reserves  on select variable annuity contracts.  The reinsurance on the fixed account portion of these  contracts is on a coinsurance  basis.  The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded.
In January 2005,  the Company  transferred  reserves of  approximately  $54,600, under the  coinsurance  portion of the  contract,  to SRUS and received a ceding commission  of  approximately  $520,  which will be amortized to income over the expected life of the underlying business using the straight-line method.

                                                                              28

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware  Department")
issued an order of supervision against SRUS which, among other things,  requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the  Department.  Effective  June 23, 2011,  the order of supervision  was  terminated  by the  Delaware  Department,  due to the improved financial  condition  demonstrated by SRUS. As of December 31, 2011, the balance of annuity business ceded to SRUS was approximately  $53,000 under  coinsurance.
SRUS  continues  to maintain  the  capital  ratios  required by the  reinsurance agreement.  The Company  continues to evaluate the  financial  condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company.  However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve  credit for the  business of SRUS in the future.  If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured  reserves ceded to unauthorized  reinsurers during  2011,  2010 and 2009.  During 2011,  2010 and 2009,  the Company did not
write off any reinsurance  balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium,  annuity and other consideration  amounts included in the statutory basis  statements of operations for the years ended December 31, 2011,  2010 and
2009  were  comprised  of  the  following  (not  including   considerations  for
supplementary  contracts  with life  contingencies  of $54,  $154 and $265 as of
December 31, 2011, 2010 and 2009, respectively):

YEAR ENDED DECEMBER 31,          2011        2010        2009
--------------------------------------------------------------
Short duration contracts:
   Direct premiums          $   4,652   $   5,207   $   5,917
   Reinsurance ceded           (4,652)     (5,207)     (5,917)
--------------------------------------------------------------
      Total premiums        $      --   $      --   $      --
==============================================================
Long duration contracts:
   Direct premiums          $ 303,523   $ 217,331   $ 173,408
   Reinsurance assumed             89       3,050       3,828
   Reinsurance ceded          (27,971)   (225,908)    (29,709)
--------------------------------------------------------------
      Total premiums        $ 275,641   $  (5,527)  $ 147,527
==============================================================

9. COMMITMENTS AND CONTINGENCIES

Various  lawsuits  against the Company may arise in the  ordinary  course of the
Company's  business,  some of which the  Company  may be  indemnified  for under
certain  agreements.   Contingent   liabilities  arising  from  ordinary  course
litigation,  income  taxes and other  matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2011 and 2010, the Company has estimated probable  recoveries through premium tax credits to be $510 and $408,  respectively.  The period over which the credits are realized  varies by state but typically range from five to ten years.

                                                                              29

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

Current income taxes  incurred for the years ended  December 31, 2011,  2010 and
2009 consist of the following major components:

YEAR ENDED DECEMBER 31,         2011   2010   2009
--------------------------------------------------
Income tax expense on current
   year operating income        $ --   $ --   $ --
Prior year overaccrual of tax     --     --     --
--------------------------------------------------
Current income taxes incurred   $ --   $ --   $ --
==================================================

As of December  31, 2011,  the Company had a balance of $11 in its  policyholder surplus account under the provisions of the Internal Revenue Code.

                                                                              30

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components  of the  deferred tax assets  ("DTA") and  deferred  tax  liabilities
("DTL") as of December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
                                      Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

Gross deferred tax assets             $ 46,466   $    --   $46,466   $ 41,092   $ 3,748   $44,840
Gross deferred tax liabilities           1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
                                        45,343        --    45,343     38,075     3,748    41,823
Less: Nonadmitted deferred tax
  assets                                45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
Net deferred tax assets               $     --   $    --    $   --   $     --   $    --    $   --
==================================================================================================
Increase (decrease) in
  nonadmitted gross deferred
  tax assets                          $  7,268   $(3,748)  $ 3,520   $  1,849   $ 1,014   $ 2,863
==================================================================================================

The main  components  and the change in  deferred  tax assets and  deferred  tax liabilities for the years ended December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
DECEMBER 31,                          Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

DTAs resulting from book/tax
  differences in:
    Net operating loss carryforward   $ 31,173   $    --   $31,173   $ 24,111   $    --   $24,111
    Capital loss carryforward               --        --        --         --     3,748     3,748
    Insurance reserves                   2,143        --     2,143      2,128        --     2,128
    Section 807(f) reserve basis
      change                             3,275        --     3,275      4,920        --     4,920
    Proxy DAC                            4,163        --     4,163      4,537        --     4,537
    Ceding commissions                   2,277        --     2,277      3,092        --     3,092
    Investments                          3,435        --     3,435      2,304        --     2,304
--------------------------------------------------------------------------------------------------
Gross DTAs                              46,466        --    46,466     41,092     3,748    44,840
--------------------------------------------------------------------------------------------------
Nonadmitted DTAs                        45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Other                                1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Gross DTLs                               1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Net admitted deferred tax assets      $     --   $    --   $    --   $     --   $    --   $    --
==================================================================================================

                                                                              31

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not elected to admit  deferred tax assets  pursuant to Statement of Statutory Accounting Principles No. 10R, "Income Taxes", paragraph 10(e), for the current reporting  period.  The current period election does not differ from the prior reporting  period.

The significant book to tax differences in 2011, 2010 and 2009 are as follows:

                                                     2011      2010      2009
--------------------------------------------------------------------------------
Statutory income (loss) before taxes              $   740   $ 5,244   $ 4,370
Net realized capital losses                        (5,532)   (7,156)   (2,991)
--------------------------------------------------------------------------------
   Total pre-tax statutory income
     (loss)                                       $(4,792)  $(1,912)  $ 1,379
================================================================================
Benefit/provision at Federal statutory
     rate (35%)                                   $(1,677)  $  (669)  $   483
--------------------------------------------------------------------------------
Reinsurance ceding commission                          --        --      (291)
Amounts related to prior years                     (4,546)      (19)       --
IMR/AVR                                              (172)     (400)       20
Fines and penalties                                     9         4         4
Nondeductible loss carryforwards                       --        --      (773)
True up DTA/other                                   6,386     1,084       557
--------------------------------------------------------------------------------
   Total adjustments                                1,677       669      (483)
--------------------------------------------------------------------------------
Federal income tax benefit                        $    --   $    --   $    --
================================================================================

As of December 31, 2011 and 2010, the Company had operating  loss  carryforwards of  approximately  $89,067 and $68,900,  respectively,  which begin to expire in
2018.  As  of  December  31,  2011  and  2010,  the  Company  had  capital  loss carryforwards of approximately $-0-and $10,700, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Accordingly,  a significant  amount of such net operating loss carryforwards will expire unused, the amount of which has not yet been  determined.

The Company files a separate life insurance company Federal income tax return.

11. RELATED PARTY TRANSACTIONS

Effective  July 1, 2006,  the Company  entered into a service  agreement with JN
Financial. These agreements covered certain general and administrative expenses.
During 2011, 2010 and 2009, operating expenses of $17,053,  $14,968 and $11,810, respectively,  were charged to the Company and are reflected in the accompanying statutory basis statements of operations.  Amounts due to JN Financial were $339 and $740 at December 31, 2011 and 2010, respectively. The terms of the agreement require that these amounts be charged at least  quarterly and settled  within 30 days.

Effective May 2003, the Company  entered into two servicing  agreements with its affiliate,  Jefferson National Securities  Corporation  ("JNSC").  The Paymaster
Agreement  stipulates that the Company will pay all commissions  associated with the  issuance  of variable  contracts  through  JNSC and the  Company  agrees to reimburse JNSC for all variable  commissions  paid. The  Distribution  Agreement stipulates that JNSC agrees to be the distributor of variable  contracts for the
Company

                                                                              32

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

and the Company  agrees that it will reimburse the costs it incurs to distribute these contracts.  The total amount reimbursed in 2011, 2010 and 2009 under these agreements was $1,024, $1,258 and $1,294, respectively.

Effective  July  2007,  JN  Financial,  the  Company's  parent,  created  a  new subsidiary,  JNF Advisors,  Inc. ("JNA").  Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective  February  17,  2011,  the Company  formed 435  Management  LLC as its subsidiary.  435  Management  LLC owns  certain  REO  property  as a  result  of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an  affiliate  which  would  result in a  material  contingent  exposure  of the
Company's or any affiliated insurer's assets or liabilities.

During 2011 and 2010,  the Company did not own any common  shares of an upstream intermediate or ultimate parent,  either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable  annuity  policyholders.  Policyholders  bear the investment  performance risk associated with these  annuities.  Separate account assets are invested at the direction of the  policyholders,  primarily in mutual funds.  Separate  account  assets are reported at fair value based  primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed.  However, the
Company  also has minimal  guaranteed  separate  accounts  that are subject to a market  value  adjustment  with one,  three and five year  options.  Information regarding  the  separate  accounts  of the Company as of and for the years ended
December 31, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                                 2011                         2010
-------------------------------------------------------------------------------------------------------
                                                Separate           Non-        Separate           Non-
                                           Accounts With     Guaranteed   Accounts With     Guaranteed
                                              Guarantees       Separate      Guarantees       Separate
                                              Nonindexed       Accounts      Nonindexed       Accounts
-------------------------------------------------------------------------------------------------------

Premiums, deposits and other
   considerations                          $          --     $  274,690   $          --   $    186,610
=======================================================================================================
For accounts with assets at market
   value                                   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================
Reserves for separate accounts by
   withdrawal characteristics:
      Subject to discretionary
         withdrawal:
            With market value adjustment   $         504   $         --   $         605   $         --
            At market value                           --      1,333,566              --      1,237,378
      Not subject to discretionary
         withdrawal                                   --          1,937              --          2,070
-------------------------------------------------------------------------------------------------------
      Total separate account liabilities   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================

                                                                              33

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts  transferred  to  and  from  non-guaranteed  separate  accounts  in  the statutory  basis  statements  of  operations  of the  separate  accounts and the general  account for the years ended  December  31,  2011,  2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31,                          2011        2010        2009
------------------------------------------------------------------------------
Transfers to separate accounts              $ 274,742   $ 186,604   $ 142,466
Transfers from separate accounts              142,228     123,517     126,131
------------------------------------------------------------------------------
Net transfers to (from) separate accounts   $ 132,514   $  63,087   $  16,335
==============================================================================

13. EMPLOYEE BENEFITS

The Company  provides  certain life  insurance  benefits for a limited number of currently  retired  employees  who worked for the Company  prior to 2002.  These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $317 and $352 at December 31, 2011 and
2010,  respectively,  and was  included in other  liabilities.  The expenses for these plans were $21 and $68 at December  31, 2011 and 2010,  respectively.  The discount rate used in determining the benefit obligation was 5.25%.

14. CAPITAL AND SURPLUS

The  maximum  amount of  dividends  which can be paid by the State of Texas life insurance  companies to shareholders  without prior approval of the Commissioner is the greater of statutory net gain from  operations  before  realized  capital gains or losses for the  preceding  year or 10% of statutory  surplus as regards policyholders  at the end of the preceding  year. Any such dividend must also be paid  from  earned  surplus  as  calculated  by a formula  created  by the Texas
Department of Insurance.  Statutory net income from  operations  before realized capital  gains or losses for 2011 was $740.  Statutory  surplus  with regards to policyholders  as of December  31, 2011 was  $47,174.  The Company had no earned surplus as of December 31, 2011. The maximum  dividend  payout which may be made without prior approval in 2011 is $-0-.

The Company received downstream capital contributions from JN Financial totaling
$23,660 in 2011.  $3,000 was received in March  related to an  investment  in JN
Financial  by a  previous  owner,  and  $20,660  was  received  related  to  the management  buyout in December.

At  December  28,  2011,  the  Company  was  granted  permission  from the Texas
Department  of  Insurance to restate  unassigned  surplus to zero under SSAP 72,
"Quasi-Reorganization",  limited to the amount of gross paid in and  contributed surplus reported by the Company.  The Company restated the unassigned surplus to
$(6,505),  representing the unamortized  ceding  commission  included in special surplus  funds  that  will  amortize  into net  income  in  future  years.  This restatement was granted as (1) an 80% or greater change in ultimate ownership of the  Company  occurred  six months  prior to the  approval,  and (2) there was a substantive  change  to the  business  plan to focus  exclusively  on  marketing products to fee-based  advisors.  As a result,  $8,485 of the $23,660 of paid-in capital is shown as an increase in surplus  due to quasi  reorganization  in the statutory basis statement of capital and surplus.

                                                                              34

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance  companies are subject to certain  Risk-Based  Capital
("RBC")  requirements as specified by the NAIC.  Under those  requirements,  the amount of capital and surplus  maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December
31, 2011, 2010 and 2009, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's  management has performed  subsequent  events  procedures  through
April 18, 2012, which is the date the financial  statements were available to be issued,  and other than disclosed below,  there were no other subsequent  events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                                                                              35

INDEPENDENT AUDITORS' REPORT
   ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic  statutory basis  financial  statements  included in the preceding  section of this report were  performed  for the purpose of forming an opinion on those  statements  taken as a whole.  The  supplementary  information presented  in the  following  section of this report is presented to comply with
the  National   Association  of  Insurance   Commissioners'   Annual   Statement
Instructions and the National Association of Insurance Commissioners' Accounting
Practices  and  Procedures  Manual  and  is not a  required  part  of the  basic statutory basis financial statements.  Such information is the responsibility of management  and  was  derived  from  and  relates  directly  to  the  underlying accounting and other records used to prepare the basic statutory basis financial statements.  The  information  has been  subjected  to the  auditing  procedures applied in the audits of the basic  statutory  financial  statements and certain additional  procedures,  including  comparing and reconciling  such  information directly to the  underlying  accounting  and other  records  used to prepare the basic  statutory  basis  financial  statements or to the basic  statutory  basis financial statements  themselves,  and other additional procedures in accordance with auditing standards  generally accepted in the United States of America.  In our  opinion,  the  information  is fairly  stated in all  material  respects in relation to the basic  statutory basis  financial  statements  taken as a whole.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                              36

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     330
   Other bonds (unaffiliated)                                            25,175
   Preferred stock (unaffiliated)                                           730
   Common stock                                                              14
   Mortgage loans on real estate                                          1,126
   Policy loans                                                             461
   Cash and short-term investments                                            4
   Other invested assets                                                    779
   Miscellaneous investment income                                          330
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  28,949
================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity -- statement value:
   Due within one year or less                                        $  42,446
   Over 1 year through 5 years                                           82,322
   Over 5 years through 10 years                                        173,544
   Over 10 years through 20 years                                        69,303
   Over 20 years                                                         74,751
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 442,366
================================================================================
   BONDS BY CLASS -- STATEMENT VALUE:
   Class 1                                                            $ 373,834
   Class 2                                                               57,852
   Class 3                                                               10,448
   Class 4                                                                  107
   Class 5                                                                   --
   Class 6                                                                  125
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 442,366
================================================================================
Total bonds publicly traded                                           $ 327,746
Total bonds privately placed                                            114,620

Preferred stocks -- statement value                                       8,432
Short-term investments -- book value                                     21,585
Cash on deposit                                                          25,853
================================================================================
LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     241
================================================================================

                                                                              37

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                             SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------

LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                              $    60,977
   Group life                                                                  3,598

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable      1,785
   Ordinary - involving life contingencies - amount of income payable          2,273
   Group - not involving life contingencies - amount of income payable           149
   Group - involving life contingencies - amount of income payable               458

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                       460
      Deferred - fully paid account balance                                   19,832
      Deferred - not fully paid -account balance                           1,662,590
=====================================================================================

                                                                              38

       ANNUAL STATEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE
--------------------------------------------------------------------------------

                                                                                              Admitted Assets as Reported
                                                        Gross Investment Holdings               in the Annual Statement
                                                        -------------------------  -------------------------------------------------
                                                              1            2            3           4            5            6
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested     Total
                                                                                                Collateral  (Col. 3 + 4)
                Investment Categories                        Amount    Percentage     Amount      Amount       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------

1.  Bonds:
    1.1 U.S. treasury securities .....................      6,639,904       1.288    6,639,904           0     6,639,904       1.289
    1.2 U.S. government agency obligations
        (excluding mortgage-backed securities):
        1.21 Issued by U.S. government agencies ......              0       0.000            0           0             0       0.000
        1.22 Issued by U.S. government sponsored
             agencies ................................              0       0.000            0           0             0       0.000
    1.3 Non-U.S. government (including Canada,
        excluding mortgaged-backed securities) .......      2,011,210       0.390    2,011,210           0     2,011,210       0.390
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the
        U.S.:
        1.41 States, territories and possessions
             general obligations .....................              0       0.000            0           0             0       0.000
        1.42 Political subdivisions of states,
             territories and possessions and political
             subdivisions general obligations ........      5,844,332       1.134    5,844,332           0     5,844,332       1.134
        1.43 Revenue and assessment obligations ......     12,593,811       2.444   12,593,811           0    12,593,811       2.444
        1.44 Industrial development and similar
             obligations .............................              0       0.000            0           0             0       0.000
    1.5 Mortgage-backed securities
        (includes residential and commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ......      1,015,192       0.197    1,015,192           0     1,015,192       0.197
             1.512 Issued or guaranteed by FNMA and
                   FHLMC .............................     12,343,307       2.395   12,343,307           0    12,343,307       2.396
             1.513 All other .........................              0       0.000            0           0             0       0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA,
                   FNMA, FHLMC or VA .................      9,566,655       1.856    9,566,655           0     9,566,655       1.857
             1.522 Issued by non-U.S. Government
                   issuers and collateralized by
                   mortgage-backed securities issued
                   or guaranteed by agencies shown in
                   Line 1.521 ........................              0       0.000            0           0             0       0.000
             1.523 All other .........................    251,057,257      48.716  251,057,257           0   251,057,257      48.727
2.  Other debt and other fixed income securities
    (excluding short-term):
    2.1 Unaffiliated domestic securities (includes
        credit tenant loans and hybrid securities) ...     88,988,803      17.268   89,569,803           0    89,569,803      17.384
    2.2 Unaffiliated non-U.S. securities
        (including Canada) ...........................     30,720,360       5.961   30,139,360           0    30,139,360       5.850
    2.3 Affiliated securities ........................              0       0.000            0           0             0       0.000
3.  Equity interests:
    3.1 Investments in mutual funds ..................              0       0.000            0           0             0       0.000
    3.2 Preferred stocks:
        3.21 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.22 Unaffiliated ............................      8,432,322       1.636    8,432,322           0     8,432,322       1.637
    3.3 Publicly traded equity securities (excluding
        preferred stocks):
        3.31 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.32 Unaffiliated ............................              0       0.000            0           0             0       0.000
    3.4 Other equity securities:
        3.41 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.42 Unaffiliated ............................     10,446,180       2.027   10,446,180           0    10,446,180       2.027
    3.5 Other equity interests including tangible
        personal property under lease:
        3.51 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.52 Unaffiliated ............................              0       0.000            0           0             0       0.000
4.  Mortgage loans:
    4.1 Construction and land development ............              0       0.000            0           0             0       0.000
    4.2 Agricultural .................................              0       0.000            0           0             0       0.000
    4.3 Single family residential properties .........      2,212,073       0.429    2,212,073           0     2,212,073       0.429
    4.4 Multifamily residential properties ...........              0       0.000            0           0             0       0.000
    4.5 Commercial loans .............................     13,583,903       2.636   13,583,903           0    13,583,903       2.636
    4.6 Mezzanine real estate loans ..................              0       0.000            0           0             0       0.000
5.  Real estate investments:
    5.1 Property occupied by company .................              0       0.000            0           0             0       0.000
    5.2 Property held for production of income
        (including $............0 of property
        acquired in satisfaction of debt) ............              0       0.000            0           0             0       0.000
    5.3 Property held for sale (including $........0
        property acquired in satisfaction of debt) ...      1,313,718       0.255    1,313,718           0     1,313,718       0.255
6.  Contract loans ...................................      7,342,637       1.425    7,225,909           0     7,225,909       1.402
7.  Derivatives ......................................        348,255       0.068      348,255           0       348,255       0.068
8.  Receivables for securities .......................         42,914       0.008       42,914           0        42,914       0.008
9.  Securities Lending (Line 10, Asset Page
    reinvested collateral) ...........................              0       0.000            0         XXX           XXX         XXX
10. Cash, cash equivalents and short-term
    investments ......................................     47,437,908       9.205   47,437,908           0    47,437,908       9.207
11. Other invested assets ............................      3,406,637       0.661    3,406,637           0     3,406,637       0.661
                                                          --------------------------------------------------------------------------
12. Total invested assets ............................    515,347,378     100.000  515,230,650           0   515,230,650     100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2011
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381           NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2 of this
      annual statement                                          $    523,132,710

2.    Ten largest exposures to a single issuer/borrower/investment.

               1                            2                     3                   4
                                                                             Percentage of Total
           Issuer                 Description of Exposure        Amount         Admitted Assets
      -------------------         -----------------------   --------------   -------------------

2.01  ABSHE 2004-HE8 M1 .......   BOND                      $    13,630488                   2.6%
2.02  LROCK 2007-1A A3B .......   BOND                      $    7,143,239                   1.4%
2.03  FORE 2007-1A B ..........   BOND                      $    6,669,450                   1.3%
2.04  INGIM 2006-3A A2B .......   BOND                      $    6,642,185                   1.3%
2.05  FRASR 2011-5A C .........   BOND                      $    5,491,769                   1.2%
2.06  CIFC 2006-1BA A3L .......   BOND                      $    6,345,910                   1.2%
2.07  AMSI 2004-R10 M1 ........   BOND                      $    6,263,064                   1.2%
2.08  RAMP 2004-RS6 MII1 ......   BOND                      $    6,100,407                   1.2%
2.09  UITFRT 2007-1A B ........   BOND                      $    6,066,291                   1.2%
2.10  ARSI 2003-W7 M1 .........   BOND                      $    6,001,771                   1.1%

3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

        Bonds                  1             2               Preferred Stocks        3              4
      ----------         ------------   ----------           ----------------   ------------   ------------

3.01  NAIC-1 .........   $373,833,693         71.5%    3.07  P/RP-1             $                       0.0%
3.02  NAIC-2 .........   $ 57,852,322         11.1%    3.08  P/RP-2             $  6,927,470            1.3%
3.03  NAIC-3 .........   $ 10,447,578          2.0%    3.09  P/RP-3             $                       0.0%
3.04  NAIC-4 .........   $    107,147          0.0%    3.10  P/RP-4             $                       0.0%
3.05  NAIC-5 .........   $          0          0.0%    3.11  P/RP-5             $  1,504,852            0.3%
3.06  NAIC-6 .........   $    125.250          0.0%    3.12  P/RP-6             $                       0.0%

4.    Assets held in foreign investments:

4.01  Are assets held in foreign investments less than 25% of
      the reporting entity's total admitted assets?               Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

402   Total admitted assets held in foreign investments                                  $  112,010,338            21.4%

4.03  Foreign-currency-denominated investments                                           $                          0.0%

4.04  Insurance liabilities denominated in that same foreign currency                    $                          0.0%

                                       285

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.    Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

5.01  Countries rated NAIC-1 .........................................................   $  107,357,691            20.5%
5.02  Countries rated NAIC-2 .........................................................   $    4,652,647             0.9%
5.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC- 1:
6.01  Country 1: CAYMAN ISLANDS ......................................................   $   76,903,888            14.7%
6.02  Country 2: AUSTRALIA ...........................................................   $    6,244,845             1.2%
      Countries rated NAIC - 2:                                                                                     0.5%
6.03  Country 1: MEXICO ..............................................................   $    2,734,331             0.4%
6.04  Country 2: BRAZIL ..............................................................   $    1,918,317             0.0%
      Countries rated NAIC - 3 or below:
6.05  Country 1: .....................................................................   $                          0.0%
6.06  Country 2: .....................................................................   $                          0.0%

                                                                                                1               2
                                                                                         --------------   --------------

7.    Aggregate unhedged foreign currency exposure ...................................   $                          0.0%

8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

8.01  Countries rated NAIC-1 .........................................................   $                          0.0%
8.02  Countries rated NAIC-2 .........................................................   $                          0.0%
8.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

9.    Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC - 1:
9.01  Country 1: .....................................................................   $                          0.0%
9.02  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 2:
9.03  Country 1: .....................................................................   $                          0.0%
9.04  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: .....................................................................   $                          0.0%
9.06  Country 2: .....................................................................   $                          0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                            1                                            2                           3                4
                          Issuer                                    NAIC Rating
--------------------------------------------------------------------------------------------   --------------   --------------

10.01 LROCK 2007-1A A3B .................................   1FE                                $    7,143,239             1.4%
10.02 FORE 2007-1A B ....................................   1FE                                $    6,669,450             1.3%
10.03 INGIM 2006-3A A2B .................................   1FE                                $    6,642,185             1.3%
10.04 FRASR 2011-5A C ...................................   1AM                                $    6,491,769             1.2%
10.05 CIFC 2006-1BA A3L .................................   1AM                                $    6,345,910             1.2%
10.06 WTFRT 2007-1A B ...................................   1AM                                $    6,066,291             1.2%
10.07 CENT9 2005-9A A2 ..................................   1FE                                $    5,726,661             1.1%
10.08 SYMP 2006-2A B ....................................   1FE                                $    5,642,186             1.1%
10.09 CEN11 2006-11A A2 .................................   1FE                                $    4,923,342             0.9%
10.10 ARES 2007-12A B ...................................   1FE                                &    4,529,572             0.9%

                                      285.1

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.     Amounts and percentages of the reporting  entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01   Are assets held in Canadian  investments less than 2.5% of the reporting
        entity's total admitted assets?                           Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                    1               2
                                                                                            --------------   --------------

11.02   Total admitted assets held in Canadian investments ..............................   $                           0.0%
11.03   Canadian-currency-denominated investments .......................................   $                           0.0%
11.04   Canadian-denominated insurance liabilities ......................................   $                           0.0%
11.05   Unhedged Canadian currency exposure .............................................   $                           0.0%

 12.    Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investment with contractual restrictions:

12.01   Are assets held in investments with contractual sales  restrictions less than 2.5% of the reporting  entity's total admitted assets?
        Yes [X] No [ ]

        If  response  to  12.01  is  yes,  responses  are not  required  for the remainder of Interrogatory 12.

                                                       1                                           2                3
        ---------------------------------------------------------------------------------   --------------   --------------

12.02   Aggregate statement value of investments with contractual sales restrictions ....   $                           0.0%
12.03   Largest three investments with contractual sales restrictions: ..................   $                           0.0%
12.04   .................................................................................   $                           0.0%
12.05   .................................................................................   $                           0.0%

13.     Amounts  and  percentages  of  admitted  assets  held in the ten largest equity interests:

13.01   Are  assets  held in equity  interests  less than 2.5% of the  reporting
        entity's total admitted assets?                           Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                       1                                           2                3
                                                     Issuer
        ---------------------------------------------------------------------------------   --------------   --------------

13.02   MODERN FINANCIAL INC. ...........................................................   $    4,366,206              0.8%
13.03   FEDERAL HOME LOAN BANK OF DALLAS ................................................   $    3,158,100              0.6%
13.04   WELLS FARGO .....................................................................   $    2,881,800              0.6%
13.05   COUNTERPARTY LINK LTD ...........................................................   $    2,517,083              0.5%
13.06   PNC FINANCIAL SERVICES ..........................................................   $    1,730,200              0.3%
13.07   JP MORGAN CHASE .................................................................   $    1,674,000              0.3%
13.08   WENDOVER LTD ....................................................................   $      889,883              0.2%
13.09   VIRTUAL SPECTATOR ...............................................................   $      614,969              0.1%
13.10   DB CONT CAP TRST II .............................................................   $      237,710              0.0%
13.11   IDIOM LIMITED ...................................................................   $      184,031              0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.     Amounts and percentages of the reporting  entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01   Are assets held in  nonaffiliated,  privately  placed equities less than
        2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 14.01 above is yes,  responses  are not  required for the remainder of Interrogatory 14.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

14.02   Aggregate statement value of investments held in nonaffiliated, privately placed ...........   $                  0.0%
        equities Largest three investments held in nonaffiliated, privately placed equities:
14.03   ............................................................................................   $                  0.0%
14.04   ............................................................................................   $                  0.0%
14.05   ............................................................................................   $                  0.0%

15.     Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01   Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

15.02   Aggregate statement value of investments held in general partnership interests .............   $                  0.0%
        Largest three investments in general partnership interests:
15.03 ..............................................................................................   $                  0.0%
15.04 ..............................................................................................   $                  0.0%
15.05 ..............................................................................................   $                  0.0%

16.     Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01   Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                                  1                                                         2            3
                             Type (Residential, Commercial, Agricultural)
        --------------------------------------------------------------------------------------         ----------   ----------

16.02   RESIDENTIAL ................................................................................   $  681,104         0.1%
16.03   COMMERCIAL .................................................................................   $  374,120         0.1%
16.04   COMMERCIAL .................................................................................   $  373,910         0.1%
16.05   COMMERCIAL .................................................................................   $  354,148         0.1%
16.06   COMMERCIAL .................................................................................   $  340,251         0.1%
16.07   COMMERCIAL .................................................................................   $  330,259         0.1%
16.08   COMMERCIAL .................................................................................   $  329,064         0.1%
16.09   COMMERCIAL .................................................................................   $  324,029         0.1%
16.10   COMMERCIAL .................................................................................   $  298,635         0.1%
16.11   COMMERCIAL .................................................................................   $  291,210         0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                          loans
                                                                                                 ----------   ----------

16.12   Construction loans ...................................................................   $                  0.0%
16.13   Mortgage loans over 90 days past due .................................................   $  154,859         0.0%
16.14   Mortgage loans in the process of foreclosure .........................................   $  311,514         0.1%
16.15   Mortgage loans foreclosed ............................................................   $  608,961         0.1%
16.16   Restructured mortgage loans ..........................................................   $2,481,729         0.5%

17.     Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                Residential               Commercial               Agricultural
  Loan to Value                1            2            3             4           5            6
-----------------         ----------   ----------   -----------   ---------   ----------   ----------

17.01   above 95% .....   $    4,623         0.0%   $                  0.0%   $                  0.0%
17.02   91 to 95% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.03   81 to 90% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.04   71 to 80% .....   $  127,742         0.0%   $   875,893        0.2%   $                  0.0%
17.05   below 70% .....   $2,079,708         0.4%   $12,708,009        2.4%   $                  0.0%

18.     Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01   Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                             Description
                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

18.02 ..............................................................................................   $                  0.0%
18.03 ..............................................................................................   $                  0.0%
18.04 ..............................................................................................   $                  0.0%
18.05 ..............................................................................................   $                  0.0%
18.06 ..............................................................................................   $                  0.0%

19.     Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01   Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?
        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

19.02   Aggregate statement value of investments held in mezzanine real estate loans: Largest ......   $                  0.0%
        three investments held in mezzanine real estate loans:
19.03 ..............................................................................................   $                  0.0%
19.04 ..............................................................................................   $                  0.0%
19.05 ..............................................................................................   $                  0.0%

                                      285.4

 SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.     Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

20.01   Securities lending agreements (do not
        include assets held as collateral for such
        transactions) .................................   $                0.0%  $            $              $
20.02   Repurchase agreements .........................   $                0.0%  $            $              $
20.03   Reverse repurchase agreements .................   $                0.0%  $            $              $
20.04   Dollar repurchase agreements ..................   $                0.0%  $            $              $
20.05   Dollar reverse repurchase agreements ..........   $                0.0%  $            $              $

21.     Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                         Written
                                                                1               2               3               4
                                                          ------------   --------------    ------------   -------------

21.01   Hedging .......................................   $                         0.0%   $                        0.0%
21.02   Income generation .............................   $                         0.0%   $                        0.0%
21.03   Other .........................................   $                         0.0%   $                        0.0%

22.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and floors:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

22.01   Hedging .......................................   $        0       0.0%  $            $              $
22.02   Income generation .............................   $        0       0.0%  $            $              $
22.03   Replications ..................................   $        0       0.0%  $            $              $
22.04   Other .........................................   $        0       0.0%  $            $              $

23.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contacts:

                                                               At Year End               At End of Each Quarter
                                                          --------------------   ---------------------------------------
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

23.01   Hedging .......................................   $        0       0.0%  $            $              $
23.02   Income generation .............................   $                0.0%  $            $              $
23.03   Replications ..................................   $                0.0%  $            $              $
23.04   Other .........................................   $                0.0%  $            $              $

                                      285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2011

                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2011

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                   PAGE
Statement of Assets and Liabilities as of December 31, 2011 .............      2
Statements of Operations and Statements of Changes in Net Assets for
   the Year Ended December 31, 2011 .....................................      8
Statements of Operations and Statements of Changes in Net Assets for

                                                                               1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

=====================================================================================================================

                                                                             SHARES          COST           VALUE
---------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ..............................     131,212.307   $  4,597,560   $  6,816,480
         Large Cap Growth Portfolio ..................................      98,420.197      3,447,063      4,243,878
         Mid Cap Growth Portfolio ....................................     208,832.761      3,155,254      2,434,989
         Small Cap Growth Portfolio ..................................      55,470.402      1,251,150      1,721,247
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .................................      21,510.918        352,970        388,273
      American Century Variable Portfolios, Inc:
         Balanced Fund ...............................................      96,089.308        586,525        625,541
         Income & Growth Fund ........................................     178,526.237      1,158,619      1,096,152
         Inflation Protection Fund ...................................      49,058.738        553,803        576,439
         International Fund ..........................................     106,814.529        930,741        793,632
         Large Company Value Fund ....................................       2,063.121         19,914         19,104
         Ultra Fund ..................................................       2,611.820         19,651         24,760
         Value Fund ..................................................     550,612.045      3,422,306      3,193,552
         Vista Fund ..................................................       5,181.721         83,974         77,985
      Columbia Funds Variable Series Trust:
         CVP Seligman Global Technology Portfolio ....................      49,133.991        942,457        936,982
      Direxion Insurance Trust:
         Dynamic VP HY Bond Fund .....................................         223.406          3,724          3,382
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................      14,551.875        158,046        177,097
      The Dreyfus Socially Responsible Growth Fund, Inc ..............      57,611.124      1,509,633      1,723,147
      Dreyfus Stock Index Fund .......................................     416,400.468     11,915,401     12,275,487
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...............................      88,510.851      1,027,063        793,058
      Federated Insurance Series:
         High Income Bond Fund II ....................................     212,464.524      1,351,392      1,436,261
         Kaufmann Fund II ............................................       8,128.194         88,353        102,740
         Managed Volatility Fund II ..................................      74,915.723        626,583        690,723
      Invesco Variable Insurance Funds:
         Basic Value Fund ............................................      48,765.671        284,648        296,494
         Core Equity Fund ............................................      25,001.544        645,372        668,039
         Dividend Growth Fund ........................................      10,972.367        154,429        154,052
         Global Health Care Fund .....................................      18,649.776        304,507        323,946
         Global Real Estate Fund .....................................      61,002.361        869,995        740,568
         High Yield Fund .............................................   2,081,556.013     10,339,567     10,491,041
         Mid Cap Core Equity Fund ....................................      19,798.782        208,364        227,094
         Technology Fund .............................................       7,113.154        104,014        107,836
      Janus Aspen Series:
         Balanced Portfolio ..........................................      24,661.380        655,715        656,733
         Enterprise Portfolio ........................................     186,812.453      5,959,923      7,130,630
         Forty Portfolio .............................................       4,961.674        161,843        164,828
         Janus Portfolio .............................................     340,151.224      7,382,154      7,769,054
         Overseas Portfolio ..........................................      45,996.391      2,161,256      1,756,603
         Perkins Mid Cap Value Portfolio .............................       3,051.324         40,382         46,899
         Worldwide Portfolio .........................................     290,476.081      9,075,274      7,502,995
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ...........................      72,060.739      1,448,189      1,348,257
         International Equity Portfolio ..............................      21,921.806        223,283        204,530
         US Small-Mid Cap Equity Portfolio ...........................     136,042.514      1,449,967      1,259,753
         US Strategic Equity Portfolio ...............................      30,208.384        319,641        279,730
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .....................      10,841.100        184,485        181,046
         ClearBridge Equity Income Builder Portfolio .................       6,911.666         75,715         72,226
         ClearBridge Fundamental All Cap Value Portfolio .............       8,363.833        158,763        152,140
         ClearBridge Large Cap Growth Portfolio ......................       3,782.049         48,192         60,435
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ..............       5,443.560         44,289         40,172
         Western Asset Strategic Bond Portfolio ......................      93,710.257        923,079        924,919
---------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=====================================================================================================================

                                                                             SHARES          COST           VALUE
---------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .................................      32,732.258   $    377,979   $    426,502
         Growth and Income Portfolio .................................     145,700.031      3,736,578      3,227,255
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ....................................      18,705.826        486,429        515,348
         Partners Portfolio ..........................................     115,136.511      1,023,117      1,150,214
         Regency Portfolio ...........................................      23,001.737        326,329        328,005
         Short Duration Bond Portfolio ...............................     133,321.144      1,548,274      1,438,535
         Small-Cap Growth Portfolio ..................................       9,238.943        115,569        112,068
         Socially Responsive Portfolio ...............................      13,443.549        186,615        192,914
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ......................................     527,195.038      8,148,434      8,424,577
         JNF Equity Portfolio ........................................     734,541.876     16,847,105     15,131,564
         JNF Money Market Portfolio ..................................   8,809,276.090      8,809,277      8,809,276
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .........................................      36,398.212        386,830        379,634
         CommodityRealReturn Strategy Portfolio ......................      27,726.970        238,135        199,635
         Emerging Markets Bond Portfolio .............................       6,886.931         95,464         94,006
         Foreign Bond US Dollar-Hedged Portfolio .....................       4,644.575         46,956         47,978
         Global Bond Unhedged Portfolio ..............................      15,036.522        207,841        207,953
         High Yield Portfolio ........................................     126,285.927        946,415        943,357
         Long Term US Government Portfolio ...........................      47,866.539        600,472        640,454
         Low Duration Portfolio ......................................      67,388.548        694,983        699,491
         Real Return Portfolio .......................................     223,969.081      2,957,979      3,124,364
         Short-Term Portfolio ........................................     132,151.156      1,341,591      1,337,367
         Total Return Portfolio ......................................     294,409.538      3,248,296      3,244,387
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ......................................       9,371.697         99,593        100,933
         Emerging Markets Portfolio ..................................       8,021.789        200,709        190,197
         Equity Income Portfolio .....................................      81,312.004      1,592,275      1,657,951
         Fund Portfolio ..............................................      15,778.033        282,066        315,085
         High Yield Portfolio ........................................      10,534.579        112,522        104,081
         Mid Cap Value Portfolio .....................................       4,555.523         71,657         71,751
         Strategic Income Portfolio ..................................      20,284.322        212,407        207,303
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................      52,778.683        485,599        549,425
         Small-Cap Portfolio .........................................      97,202.885        873,778        978,831
      Rydex Variable Trust:
         Banking Fund ................................................       3,748.402         45,557         40,557
         Basic Materials Fund ........................................      19,231.127        621,985        498,856
         Biotechnology Fund ..........................................      24,815.560        640,021        684,165
         Commodities Strategy Fund ...................................      10,451.139        139,337        118,830
         Consumer Products Fund ......................................      18,942.175        761,785        792,161
         Dow 2X Strategy Fund ........................................      12,957.084        991,728      1,155,509
         Electronics Fund ............................................      11,818.838         62,624         33,683
         Energy Fund .................................................      50,677.606      1,565,961      1,481,815
         Energy Services Fund ........................................      66,202.523      1,772,965      1,471,682
         Europe 1.25X Strategy Fund ..................................       6,445.694         85,138         80,959
         Financial Services Fund .....................................      13,113.237        179,199        169,293
         Government Long Bond 1.2X Strategy Fund .....................      70,857.223      1,357,976      1,397,304
         Health Care Fund ............................................       9,561.525        259,243        281,872
         Internet Fund ...............................................       3,745.397         66,630         65,019
         Inverse Dow 2X Strategy Fund ................................      43,488.632        505,761        435,757
         Inverse Government Long Bond Strategy Fund ..................      12,110.676        158,852        119,290
         Inverse Mid-Cap Strategy Fund ...............................         374.312          8,592          7,851
         Inverse NASDAQ-100(R) Strategy Fund .........................      46,833.376        509,454        497,372
         Inverse Russell 2000(R) Strategy Fund .......................       1,395.396         29,988         26,751
         Inverse S&P 500 Strategy Fund ...............................      21,063.962        694,937        673,627
         Japan 2X Strategy Fund ......................................       5,953.803         93,604         90,914
         Leisure Fund ................................................         422.800         21,483         23,499
         Mid Cap 1.5X Strategy Fund ..................................      16,489.692        332,997        313,139
         NASDAQ-100(R) Fund ..........................................     104,189.049      1,861,991      2,012,934

   The accompanying notes are an integral part of these financial statements.

                                                                               3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=====================================================================================================================

                                                                             SHARES          COST           VALUE
---------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Rydex Variable Trust: (continued)
         NASDAQ-100(R) 2X Strategy Fund .............................       33,234.446   $    701,159   $    687,620
         Nova Fund ...................................................      15,656.858      1,045,507      1,132,460
         Precious Metals Fund ........................................     178,930.817      2,872,056      2,581,970
         Real Estate Fund ............................................       6,152.740        168,511        159,358
         Retailing Fund ..............................................       2,822.717         36,221         40,394
         Russell 2000(R) 1.5X Strategy Fund ..........................      12,513.105        325,130        334,603
         Russell 2000(R) 2X Strategy Fund ............................         537.580         60,838         58,875
         S&P 500 2X Strategy Fund ....................................       4,746.087        511,750        512,768
         S&P 500 Pure Growth Fund ....................................      23,650.391        715,221        709,274
         S&P 500 Pure Value Fund .....................................       6,304.438        481,342        496,665
         S&P MidCap 400 Pure Growth Fund .............................       7,681.981        292,665        280,471
         S&P MidCap 400 Pure Value Fund ..............................       2,743.666        192,533        202,373
         S&P SmallCap 600 Pure Growth Fund ...........................      41,262.120      1,271,156      1,275,824
         S&P SmallCap 600 Pure Value Fund ............................       4,945.075        471,202        456,678
         SGI All-Asset Aggressive Strategy Fund ......................       2,385.927         51,993         54,185
         SGI All-Asset Conservative Strategy Fund ....................         729.091         17,437         17,141
         SGI All-Asset Moderate Strategy Fund ........................      14,359.452        345,032        341,324
         SGI CLS AdvisorOne Amerigo Fund .............................      39,214.801      1,316,295      1,254,874
         SGI CLS AdvisorOne Clermont Fund ............................      21,808.931        566,270        505,966
         SGI Multi-Hedge Strategies Fund .............................         572.644         13,769         12,610
         SGI U.S. Long Short Momentum Fund ...........................       6,664.150         83,747         79,703
         Strengthening Dollar 2X Strategy Fund .......................         761.511          9,195          9,579
         Technology Fund .............................................       5,649.407         65,276         60,110
         Telecommunications Fund .....................................       7,904.333         66,712         71,138
         Transportation Fund .........................................       8,475.725        120,346        118,576
         U.S. Government Money Market Fund ...........................   7,775,774.993      7,775,775      7,775,775
         Utilities Fund ..............................................      72,129.376      1,342,849      1,406,525
         Weakening Dollar 2X Strategy Fund ...........................       1,491.470         41,307         36,272
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................     109,803.066      1,664,894      1,253,949
      Van Eck VIP Trust:
         Emerging Markets Fund .......................................     142,334.132      1,441,770      1,480,273
         Global Bond Fund ............................................      58,374.856        663,903        683,571
         Global Hard Assets Fund .....................................     101,334.520      3,388,069      3,116,039
         Multi-Manager Alternatives Fund .............................      22,744.832        218,835        221,988
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..............................................     109,218.293      1,690,996      2,333,993
         Opportunity Fund ............................................     130,528.532      2,321,156      2,268,588
---------------------------------------------------------------------------------------------------------------------
            Total assets ............................................................................   $182,065,721
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=======================================================================================

                                                                             VALUE
---------------------------------------------------------------------------------------

Net assets attributable to:
   Contract owners' deferred annuity reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ..............................   $   6,816,480
         Large Cap Growth Portfolio ..................................       4,243,878
         Mid Cap Growth Portfolio ....................................       2,434,989
         Small Cap Growth Portfolio ..................................       1,721,247
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .................................         388,273
      American Century Variable Portfolios, Inc:
         Balanced Fund ...............................................         625,541
         Income & Growth Fund ........................................       1,096,152
         Inflation Protection Fund ...................................         576,439
         International Fund ..........................................         793,632
         Large Company Value Fund ....................................          19,104
         Ultra Fund ..................................................          24,760
         Value Fund ..................................................       3,193,552
         Vista Fund ..................................................          77,985
      Columbia Funds Variable Series Trust:
         CVP Seligman Global Technology Portfolio ....................         936,982
      Direxion Insurance Trust:
         Dynamic VP HY Bond Fund .....................................           3,382
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................         177,097
      The Dreyfus Socially Responsible Growth Fund, Inc. .............       1,723,147
      Dreyfus Stock Index Fund .......................................      12,266,591
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...............................         793,058
      Federated Insurance Series:
         High Income Bond Fund II ....................................       1,436,261
         Kaufmann Fund II ............................................         102,740
         Managed Volatility Fund II ..................................         690,723
      Invesco Variable Insurance Funds:
         Basic Value Fund ............................................         296,494
         Core Equity Fund ............................................         668,039
         Dividend Growth Fund ........................................         154,052
         Global Health Care Fund .....................................         323,946
         Global Real Estate Fund .....................................         740,568
         High Yield Fund .............................................      10,491,041
         Mid Cap Core Equity Fund ....................................         227,094
         Technology Fund .............................................         107,836
      Janus Aspen Series:
         Balanced Portfolio ..........................................         656,733
         Enterprise Portfolio ........................................       7,130,630
         Forty Portfolio .............................................         164,828
         Janus Portfolio .............................................       7,769,054
         Overseas Portfolio ..........................................       1,756,603
         Perkins Mid Cap Value Portfolio .............................          46,899
         Worldwide Portfolio .........................................       7,502,995
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ...........................       1,348,257
         International Equity Portfolio ..............................         204,530
         US Small-Mid Cap Equity Portfolio ...........................       1,259,753
         US Strategic Equity Portfolio ...............................         279,730
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .....................         181,046
         ClearBridge Equity Income Builder Portfolio .................          72,226
         ClearBridge Fundamental All Cap Value Portfolio .............         152,140
         ClearBridge Large Cap Growth Portfolio ......................          60,435
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ..............          40,172
         Western Asset Strategic Bond Portfolio ......................         924,919
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .................................         426,502
         Growth and Income Portfolio .................................       3,184,983

   The accompanying notes are an integral part of these financial statements.

                                                                               5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=======================================================================================

                                                                             VALUE
---------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ....................................   $     515,348
         Partners Portfolio ..........................................       1,150,214
         Regency Portfolio ...........................................         328,005
         Short Duration Bond Portfolio ...............................       1,438,535
         Small-Cap Growth Portfolio ..................................         112,068
         Socially Responsive Portfolio ...............................         192,914
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ......................................       8,424,577
         JNF Equity Portfolio ........................................      15,131,564
         JNF Money Market Portfolio ..................................       8,809,276
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .........................................         379,634
         CommodityRealReturn Strategy Portfolio ......................         199,635
         Emerging Markets Bond Portfolio .............................          94,006
         Foreign Bond US Dollar-Hedged Portfolio .....................          47,978
         Global Bond Unhedged Portfolio ..............................         207,953
         High Yield Portfolio ........................................         943,357
         Long Term US Government Portfolio ...........................         640,454
         Low Duration Portfolio ......................................         699,491
         Real Return Portfolio .......................................       3,124,364
         Short-Term Portfolio ........................................       1,337,367
         Total Return Portfolio ......................................       3,244,387
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ......................................         100,933
         Emerging Markets Portfolio ..................................         190,197
         Equity Income Portfolio .....................................       1,657,951
         Fund Portfolio ..............................................         315,085
         High Yield Portfolio ........................................         104,081
         Mid Cap Value Portfolio .....................................          71,751
         Strategic Income Portfolio ..................................         207,303
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................         549,425
         Small-Cap Portfolio .........................................         978,831
      Rydex Variable Trust:
         Banking Fund ................................................          40,557
         Basic Materials Fund ........................................         498,856
         Biotechnology Fund ..........................................         684,165
         Commodities Strategy Fund ...................................         118,830
         Consumer Products Fund ......................................         792,161
         Dow 2X Strategy Fund ........................................       1,155,509
         Electronics Fund ............................................          33,683
         Energy Fund .................................................       1,481,815
         Energy Services Fund ........................................       1,471,682
         Europe 1.25X Strategy Fund ..................................          80,959
         Financial Services Fund .....................................         169,293
         Government Long Bond 1.2X Strategy Fund .....................       1,397,304
         Health Care Fund ............................................         281,872
         Internet Fund ...............................................          65,019
         Inverse Dow 2X Strategy Fund ................................         435,757
         Inverse Government Long Bond Strategy Fund ..................         119,290
         Inverse Mid-Cap Strategy Fund ...............................           7,851
         Inverse NASDAQ-100(R) Strategy Fund .........................         497,372
         Inverse Russell 2000(R) Strategy Fund .......................          26,751
         Inverse S&P 500 Strategy Fund ...............................         673,627
         Japan 2X Strategy Fund ......................................          90,914
         Leisure Fund ................................................          23,499
         Mid Cap 1.5X Strategy Fund ..................................         313,139
         NASDAQ-100(R) Fund ..........................................       2,012,934
         NASDAQ-100(R) 2X Strategy Fund ..............................         687,620
         Nova Fund ...................................................       1,132,460
         Precious Metals Fund ........................................       2,581,970

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=======================================================================================

                                                                             VALUE
---------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Real Estate Fund ............................................   $     159,358
         Retailing Fund ..............................................          40,394
         Russell 2000(R) 1.5X Strategy Fund ..........................         334,603
         Russell 2000(R) 2X Strategy Fund ............................          58,875
         S&P 500 2X Strategy Fund ....................................         512,768
         S&P 500 Pure Growth Fund ....................................         709,274
         S&P 500 Pure Value Fund .....................................         496,665
         S&P MidCap 400 Pure Growth Fund .............................         280,471
         S&P MidCap 400 Pure Value Fund ..............................         202,373
         S&P SmallCap 600 Pure Growth Fund ...........................       1,275,824
         S&P SmallCap 600 Pure Value Fund ............................         456,678
         SGI All-Asset Aggressive Strategy Fund ......................          54,185
         SGI All-Asset Conservative Strategy Fund ....................          17,141
         SGI All-Asset Moderate Strategy Fund ........................         341,324
         SGI CLS AdvisorOne Amerigo Fund .............................       1,254,874
         SGI CLS AdvisorOne Clermont Fund ............................         505,966
         SGI Multi-Hedge Strategies Fund .............................          12,610
         SGI U.S. Long Short Momentum Fund ...........................          79,703
         Strengthening Dollar 2X Strategy Fund .......................           9,579
         Technology Fund .............................................          60,110
         Telecommunications Fund .....................................          71,138
         Transportation Fund .........................................         118,576
         U.S. Government Money Market Fund ...........................       7,775,775
         Utilities Fund ..............................................       1,406,525
         Weakening Dollar 2X Strategy Fund ...........................          36,272
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................       1,253,949
      Van Eck VIP Trust:
         Emerging Markets Fund .......................................       1,480,273
         Global Bond Fund ............................................         683,571
         Global Hard Assets Fund .....................................       3,116,039
         Multi-Manager Alternatives Fund .............................         221,988
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..............................................       2,333,993
         Opportunity Fund ............................................       2,268,588
---------------------------------------------------------------------------------------
            Net assets attributable to contract owners'
              deferred annuity reserves ..............................   $ 182,014,553
=======================================================================================

   Contract owners' annuity payment reserves:
    Dreyfus Stock Index Fund .........................................   $       8,896
    Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio .................................          42,272
---------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity
              payment reserves .......................................   $      51,168
---------------------------------------------------------------------------------------
              Net assets attributable to contract owners' reserves ...   $ 182,065,721
=======================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                               7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                      THE ALGER PORTFOLIOS                              SERIES
                                                   -----------------------------------------------------------   -------------------

                                                     CAPITAL       LARGE CAP        MID CAP        SMALL CAP           GROWTH &
                                                   APPRECIATION      GROWTH         GROWTH          GROWTH              INCOME
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares .........................   $      8,475   $     46,184   $       9,649   $          --   $            3,936
Expenses:
   Mortality and expense risk fees .............         99,585         59,273          39,366          26,732                3,995
   Administrative fees .........................          9,426          5,619           2,960           2,507                  328
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................        109,011         64,892          42,326          29,239                4,323
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............       (100,536)       (18,708)        (32,677)        (29,239)                (387)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........        526,599         (5,426)       (278,752)        148,408               17,465
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................             --             --              --              --                   --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................             --             --              --              --                   --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .........................        526,599         (5,426)       (278,752)        148,408               17,465
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................       (541,213)       (52,474)         45,604        (214,215)             (10,340)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................   $   (115,150)  $    (76,608)  $    (265,825)  $     (95,046)  $            6,738
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                      THE ALGER PORTFOLIOS                              SERIES
                                                   -----------------------------------------------------------   -------------------

                                                     CAPITAL       LARGE CAP        MID CAP        SMALL CAP           GROWTH &
                                                   APPRECIATION      GROWTH         GROWTH          GROWTH              INCOME
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:

   Net investment income (expense) .............   $   (100,536)  $    (18,708)  $     (32,677)  $     (29,239)  $             (387)
   Net realized gain (loss) on investments in
      portfolio shares .........................        526,599         (5,426)       (278,752)        148,408               17,465
   Net change in unrealized appreciation
     (depreciation) of investments in
      portfolio shares .........................       (541,213)       (52,474)         45,604        (214,215)             (10,340)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................       (115,150)       (76,608)       (265,825)        (95,046)               6,738
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ................................         92,756         53,249          27,648          16,920                    2
   Contract redemptions ........................     (1,093,711)      (415,062)       (387,516)       (291,871)             (22,792)
   Net transfers (including mortality
      transfers) ...............................       (121,858)       (82,340)        (68,625)        (72,760)             138,703
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ....     (1,122,813)      (444,153)       (428,493)       (347,711)             115,913
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets .............................     (1,237,963)      (520,761)       (694,318)       (442,757)             122,651
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................      8,054,443      4,764,639       3,129,307       2,164,004              265,622
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $  6,816,480   $  4,243,878   $   2,434,989   $   1,721,247   $          388,273
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                        COLUMBIA
                                                                                                                         FUNDS
                                                                                                                        VARIABLE
                                                                                                                         SERIES
                                        AMERICAN CENTURY VARIABLE PORTFOLIOS                                            TRUST (a)*
-----------------------------------------------------------------------------------------------------------------   ----------------
                                                               LARGE                                                  CVP SELIGMAN
                INCOME &       INFLATION                      COMPANY                                                    GLOBAL
 BALANCED        GROWTH       PROTECTION    INTERNATIONAL      VALUE         ULTRA        VALUE          VISTA      TECHNOLOGY (b)*
------------------------------------------------------------------------------------------------------------------------------------

$   11,113   $      16,578   $     16,336   $      17,950   $        329   $      --   $     65,335   $        --   $            --

     9,045          15,014          5,741          17,192            235         338         42,805         1,145            13,589
       345             970            209             939             27          26          3,178           121               706
------------------------------------------------------------------------------------------------------------------------------------
     9,390          15,984          5,950          18,131            262         364         45,983         1,266            14,295
------------------------------------------------------------------------------------------------------------------------------------
     1,723             594         10,386            (181)            67        (364)        19,352        (1,266)          (14,295)
------------------------------------------------------------------------------------------------------------------------------------

   (10,290)        (56,657)        14,309          19,424           (165)        988       (154,188)       (3,490)           43,871

        --              --             --              --             --          --             --            --                --

        --              --          4,173              --             --          --             --            --                --
------------------------------------------------------------------------------------------------------------------------------------
   (10,290)        (56,657)        18,482          19,424           (165)        988       (154,188)       (3,490)           43,871
------------------------------------------------------------------------------------------------------------------------------------

    23,795          69,791         12,374        (190,920)          (865)       (824)       120,913        (4,052)         (112,484)
------------------------------------------------------------------------------------------------------------------------------------
$   15,228   $      13,728   $     41,242   $    (171,677)  $       (963)  $    (200)  $    (13,923)  $    (8,808)  $       (82,908)
====================================================================================================================================

====================================================================================================================================

                                                                                                                        COLUMBIA
                                                                                                                         FUNDS
                                                                                                                        VARIABLE
                                                                                                                         SERIES
                                        AMERICAN CENTURY VARIABLE PORTFOLIOS                                            TRUST (a)*
-----------------------------------------------------------------------------------------------------------------   ----------------
                                                               LARGE                                                  CVP SELIGMAN
                INCOME &       INFLATION                      COMPANY                                                    GLOBAL
 BALANCED        GROWTH       PROTECTION    INTERNATIONAL      VALUE         ULTRA        VALUE          VISTA      TECHNOLOGY (b)*
------------------------------------------------------------------------------------------------------------------------------------

$    1,723   $         594   $     10,386   $        (181)  $         67   $    (364)  $     19,352   $    (1,266)  $       (14,295)
   (10,290)        (56,657)        18,482          19,424           (165)        988       (154,188)       (3,490)           43,871

    23,795          69,791         12,374        (190,920)          (865)       (824)       120,913        (4,052)         (112,484)
------------------------------------------------------------------------------------------------------------------------------------
    15,228          13,728         41,242        (171,677)          (963)       (200)       (13,923)       (8,808)          (82,908)
------------------------------------------------------------------------------------------------------------------------------------

     1,273          10,295          3,982          18,548             --       2,174         16,413         1,098            14,320
   (57,863)       (138,338)       (33,947)       (158,862)        (4,994)     (2,177)      (434,579)       (5,939)          (78,941)
   231,588         119,874        201,535        (217,101)        24,819       1,316        142,943        (5,068)          578,363
------------------------------------------------------------------------------------------------------------------------------------

   174,998          (8,169)       171,570        (357,415)        19,825       1,313       (275,223)       (9,909)          513,742
------------------------------------------------------------------------------------------------------------------------------------
   190,226           5,559        212,812        (529,092)        18,862       1,113       (289,146)      (18,717)          430,834
------------------------------------------------------------------------------------------------------------------------------------
   435,315       1,090,593        363,627       1,322,724            242      23,647      3,482,698        96,702           506,148
------------------------------------------------------------------------------------------------------------------------------------
$  625,541   $   1,096,152   $    576,439   $     793,632   $     19,104   $  24,760   $  3,193,552   $    77,985   $       936,982
====================================================================================================================================

                                                                               9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                    DIREXION       DREYFUS
                                                    INSURANCE     INVESTMENT                                       DREYFUS VARIABLE
                                                      TRUST       PORTFOLIOS                                        INVESTMENT FUND
                                                   -----------   ------------                                     ------------------
                                                                    SMALL          DREYFUS
                                                     DYNAMIC         CAP           SOCIALLY         DREYFUS
                                                      VP HY         STOCK        RESPONSIBLE         STOCK           INTERNATIONAL
                                                       BOND         INDEX           GROWTH           INDEX               VALUE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares .........................   $     1,277   $      1,054   $       16,578   $      239,538   $          24,948
Expenses:
   Mortality and expense risk fees .............           280          2,232           22,950          168,406              14,391
   Administrative fees .........................             8            150            2,528           17,800               1,245
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................           288          2,382           25,478          186,206              15,636
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............           989         (1,328)          (8,900)          53,332               9,312
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........            88         16,344          (22,089)        (184,114)           (194,352)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................            --             --               --               --                  --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................            --            422               --           89,983                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .........................            88         16,766          (22,089)         (94,131)           (194,352)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................          (164)       (18,771)          24,112          139,144             (34,569)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................   $       913   $     (3,333)  $       (6,877)  $       98,345   $        (219,609)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                    DIREXION       DREYFUS
                                                    INSURANCE     INVESTMENT                                       DREYFUS VARIABLE
                                                      TRUST       PORTFOLIOS                                        INVESTMENT FUND
                                                   -----------   ------------                                     ------------------
                                                                    SMALL          DREYFUS
                                                     DYNAMIC         CAP           SOCIALLY         DREYFUS
                                                      VP HY         STOCK        RESPONSIBLE         STOCK           INTERNATIONAL
                                                       BOND         INDEX           GROWTH           INDEX               VALUE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $       989   $     (1,328)  $       (8,900)  $       53,332   $           9,312
   Net realized gain (loss) on investments in
      portfolio shares .........................            88         16,766          (22,089)         (94,131)           (194,352)
   Net change in unrealized appreciation
     (depreciation) of investments in

      portfolio shares .........................          (164)       (18,771)          24,112          139,144             (34,569)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................           913         (3,333)          (6,877)          98,345            (219,609)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ................................            --              5           34,717          166,203              10,670
   Contract redemptions ........................          (297)       (24,229)        (306,841)      (1,545,834)           (144,051)
   Net transfers (including mortality
      transfers) ...............................       (16,398)        46,888           90,449         (488,862)           (181,239)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ....       (16,695)        22,664         (181,675)      (1,868,493)           (314,620)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets .............................       (15,782)        19,331         (188,552)      (1,770,148)           (534,229)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................        19,164        157,766        1,911,699       14,045,635           1,327,287
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $     3,382   $    177,097   $    1,723,147   $   12,275,487   $         793,058
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

              FEDERATED INSURANCE SERIES                                            INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------------   --------------------------------------------------------------------------------

   HIGH                                                                                                        GLOBAL      GLOBAL
  INCOME                             MANAGED          BASIC        CORE         DIVIDEND       FINANCIAL       HEALTH       REAL
  BOND II      KAUFMANN II     VOLATILITY II (c)*     VALUE       EQUITY      GROWTH (d)*    SERVICES (e)*      CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$   163,479   $       1,069   $            31,910   $    1,902   $   6,807   $          --   $         199   $      --   $   32,832

     24,289           1,489                10,997        5,282       9,834           1,035             584       4,438       12,330
        861             176                   629          141         899              81              29         276          678
------------------------------------------------------------------------------------------------------------------------------------
     25,150           1,665                11,626        5,423      10,733           1,116             613       4,714       13,008
------------------------------------------------------------------------------------------------------------------------------------
    138,329            (596)               20,284       (3,521)     (3,926)         (1,116)           (414)     (4,714)      19,824
------------------------------------------------------------------------------------------------------------------------------------

     17,828             592                 9,962      (19,516)     12,703          (1,374)         26,373       2,669      (57,124)

         --              --                    --           --          --              --              --          --           --

         --              --                    --           --          --              --              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
     17,828             592                 9,962      (19,516)     12,703          (1,374)         26,373       2,669      (57,124)
------------------------------------------------------------------------------------------------------------------------------------
    (91,032)        (17,053)               (5,377)      (7,532)    (18,586)           (377)        (19,526)     (6,641)     (34,884)
------------------------------------------------------------------------------------------------------------------------------------
$    65,125   $     (17,057)  $            24,869   $  (30,569)  $  (9,809)  $      (2,867)  $       6,433   $  (8,686)  $  (72,184)
====================================================================================================================================

====================================================================================================================================

              FEDERATED INSURANCE SERIES                                            INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------------   --------------------------------------------------------------------------------

   HIGH                                                                                                        GLOBAL      GLOBAL
  INCOME                             MANAGED          BASIC        CORE         DIVIDEND       FINANCIAL       HEALTH       REAL
  BOND II      KAUFMANN II     VOLATILITY II (c)*     VALUE       EQUITY      GROWTH (d)*    SERVICES (e)*      CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$   138,329   $        (596)  $            20,284   $   (3,521)  $  (3,926)  $      (1,116)  $        (414)  $  (4,714)  $   19,824
     17,828             592                 9,962      (19,516)     12,703          (1,374)         26,373       2,669      (57,124)

    (91,032)        (17,053)               (5,377)      (7,532)    (18,586)           (377)        (19,526)     (6,641)     (34,884)
------------------------------------------------------------------------------------------------------------------------------------
     65,125         (17,057)               24,869      (30,569)     (9,809)         (2,867)          6,433      (8,686)     (72,184)
------------------------------------------------------------------------------------------------------------------------------------

      4,024             167                   976        4,142       7,657           1,777             314       2,728        4,127
   (228,267)         (7,136)              (96,802)     (71,205)    (71,147)        (22,453)         (3,084)    (25,541)    (134,025)
   (380,058)         (2,591)              (73,348)      16,996     (66,457)        177,595        (122,431)     82,539       (4,863)
------------------------------------------------------------------------------------------------------------------------------------

   (604,301)         (9,560)             (169,174)     (50,067)   (129,947)        156,919        (125,201)     59,726     (134,761)
------------------------------------------------------------------------------------------------------------------------------------
   (539,176)        (26,617)             (144,305)     (80,636)   (139,756)        154,052        (118,768)     51,040     (206,945)
------------------------------------------------------------------------------------------------------------------------------------
  1,975,437         129,357               835,028      377,130     807,795              --         118,768     272,906      947,513
------------------------------------------------------------------------------------------------------------------------------------
$ 1,436,261   $     102,740   $           690,723   $  296,494   $ 668,039   $     154,052   $          --   $ 323,946   $  740,568
====================================================================================================================================

                                                                              11

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                             INVESCO VARIABLE
                                                                        INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------   -----------------------

                                                                                   MID CAP
                                                                      HIGH          CORE
                                                                      YIELD        EQUITY     TECHNOLOGY    BALANCED   ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ......   $    439,185   $      213   $      217   $  15,668   $        --
Expenses:
   Mortality and expense risk fees ............................         81,816        3,634        1,850       8,612       100,184
   Administrative fees ........................................            549          178          123         785        10,543
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................         82,365        3,812        1,973       9,397       110,727
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................        356,820       (3,599)      (1,756)      6,271      (110,727)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................       (326,955)      20,746       21,670         245        15,057
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................             --           --           --       1,199            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................             --           --           --      30,814            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in portfolio
   shares .....................................................       (326,955)      20,746       21,670      32,258        15,057
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        113,036      (34,705)     (23,325)    (35,849)     (113,265)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $    142,901   $  (17,558)  $   (3,411)  $   2,680   $  (208,935)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                             INVESCO VARIABLE
                                                                        INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------   ------------------------

                                                                                   MID CAP
                                                                      HIGH          CORE
                                                                      YIELD        EQUITY     TECHNOLOGY    BALANCED   ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............................   $    356,820   $   (3,599)  $   (1,756)  $   6,271   $  (110,727)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       (326,955)      20,746       21,670      32,258        15,057
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................        113,036      (34,705)     (23,325)    (35,849)     (113,265)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...        142,901      (17,558)      (3,411)      2,680      (208,935)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........         12,695          511        1,823      16,410        75,634
   Contract redemptions .......................................       (664,597)     (83,499)     (11,705)    (26,255)     (807,140)
   Net transfers (including mortality transfers) ..............      7,382,227       23,478        5,958      69,428      (268,888)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................      6,730,325      (59,510)      (3,924)     59,583    (1,000,394)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      6,873,226      (77,068)      (7,335)     62,263    (1,209,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      3,617,815      304,162      115,171     594,470     8,339,959
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................   $ 10,491,041   $  227,094   $  107,836   $ 656,733   $ 7,130,630
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                JANUS ASPEN SERIES (CONTINUED)                                LAZARD RETIREMENT SERIES, INC
---------------------------------------------------------------   -----------------------------------------------------
                                                                                                    US
                                         PERKINS                   EMERGING                      SMALL-MID       US
                                         MID CAP                    MARKETS     INTERNATIONAL       CAP      STRATEGIC
  FORTY        JANUS        OVERSEAS      VALUE      WORLDWIDE      EQUITY          EQUITY        EQUITY      EQUITY
-----------------------------------------------------------------------------------------------------------------------

$     636   $    50,466   $     12,461   $    373   $    50,600   $    30,113     $   4,359     $       --   $   2,970

    2,312       109,268         40,514        655       111,550        35,668         3,815         20,267       4,429
      229        11,825          2,410         78        12,208         1,153            87          1,469         118
-----------------------------------------------------------------------------------------------------------------------
    2,541       121,093         42,924        733       123,758        36,821         3,902         21,736       4,547
-----------------------------------------------------------------------------------------------------------------------
   (1,905)      (70,627)       (30,463)      (360)      (73,158)       (6,708)          457        (21,736)     (1,577)
-----------------------------------------------------------------------------------------------------------------------

    7,792       (16,118)        87,430      1,146      (164,100)       20,887        20,130        (26,443)    (15,779)

       --            --             --         --            --            --            --          3,619          --

       --            --         25,986         --            --            --            --         95,055          --
-----------------------------------------------------------------------------------------------------------------------
    7,792       (16,118)       113,416      1,146      (164,100)       20,887        20,130         72,231     (15,779)
-----------------------------------------------------------------------------------------------------------------------

  (22,319)     (481,432)    (1,093,895)    (2,486)   (1,093,956)     (495,982)      (39,413)      (192,773)     16,482
-----------------------------------------------------------------------------------------------------------------------
$ (16,432)  $  (568,177)  $ (1,010,942)  $ (1,700)  $(1,331,214)  $  (481,803)    $ (18,826)    $ (142,278)  $    (874)
=======================================================================================================================

=======================================================================================================================

                JANUS ASPEN SERIES (CONTINUED)                                LAZARD RETIREMENT SERIES, INC
---------------------------------------------------------------   -----------------------------------------------------
                                                                                                    US
                                         PERKINS                   EMERGING                      SMALL-MID       US
                                         MID CAP                    MARKETS     INTERNATIONAL       CAP      STRATEGIC
  FORTY        JANUS        OVERSEAS      VALUE      WORLDWIDE      EQUITY          EQUITY        EQUITY      EQUITY
-----------------------------------------------------------------------------------------------------------------------

$  (1,905)  $   (70,627)  $    (30,463)  $   (360)  $   (73,158)  $    (6,708)    $     457     $  (21,736)  $  (1,577)
    7,792       (16,118)       113,416      1,146      (164,100)       20,887        20,130         72,231     (15,779)

  (22,319)     (481,432)    (1,093,895)    (2,486)   (1,093,956)     (495,982)      (39,413)      (192,773)     16,482
-----------------------------------------------------------------------------------------------------------------------
  (16,432)     (568,177)    (1,010,942)    (1,700)   (1,331,214)     (481,803)      (18,826)      (142,278)       (874)
-----------------------------------------------------------------------------------------------------------------------

    4,616       165,344         34,863        106       121,085         8,452         1,639          7,437       1,955
  (30,117)     (721,037)      (390,628)    (4,317)     (785,249)     (362,613)      (43,998)      (137,945)    (20,904)
    9,698      (248,931)    (1,214,966)    (4,884)     (165,199)     (871,862)       42,984       (203,548)      3,269
-----------------------------------------------------------------------------------------------------------------------

  (15,803)     (804,624)    (1,570,731)    (9,095)     (829,363)   (1,226,023)          625       (334,056)    (15,680)
-----------------------------------------------------------------------------------------------------------------------
  (32,235)   (1,372,801)    (2,581,673)   (10,795)   (2,160,577)   (1,707,826)      (18,201)      (476,334)    (16,554)
-----------------------------------------------------------------------------------------------------------------------
  197,063     9,141,855      4,338,276     57,694     9,663,572     3,056,083       222,731      1,736,087     296,284
-----------------------------------------------------------------------------------------------------------------------
$ 164,828   $ 7,769,054   $  1,756,603   $ 46,899   $ 7,502,995   $ 1,348,257     $ 204,530     $1,259,753   $ 279,730
=======================================================================================================================

                                                                              13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                                                                      LEGG MASON
                                                                                                                       PARTNERS
                                                                                                                       VARIABLE
                                                                                                                        INCOME
                                                                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST             TRUST
                                                              -----------------------------------------------------   -----------
                                                                            CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE     WESTERN
                                                              CLEARBRIDGE     EQUITY      FUNDAMENTAL      LARGE         ASSET
                                                               AGGRESSIVE     INCOME        ALL CAP         CAP       GLOBAL HIGH
                                                                 GROWTH       BUILDER        VALUE         GROWTH      YIELD BOND
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..   $       368   $     2,053   $     2,215   $       283   $    28,684
Expenses:
   Mortality and expense risk fees ........................         3,064           759         2,916           952        30,634
   Administrative fees ....................................            33            19            34             8            63
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................         3,097           778         2,950           960        30,697
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................        (2,729)        1,275          (735)         (677)       (2,013)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        18,509        (6,058)        6,932         2,874       149,308
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................            --            --            --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio ...        18,509        (6,058)        6,932         2,874       149,308
     shares
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (21,582)        8,575       (21,536)       (3,712)      (23,237)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $    (5,802)  $     3,792   $   (15,339)  $    (1,515)  $   124,058
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                                                                      LEGG MASON
                                                                                                                       PARTNERS
                                                                                                                       VARIABLE
                                                                                                                        INCOME
                                                                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST             TRUST
                                                              -----------------------------------------------------   -----------
                                                                            CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE     WESTERN
                                                              CLEARBRIDGE     EQUITY      FUNDAMENTAL      LARGE         ASSET
                                                               AGGRESSIVE     INCOME        ALL CAP         CAP       GLOBAL HIGH
                                                                 GROWTH       BUILDER        VALUE         GROWTH      YIELD BOND
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $    (2,729)  $     1,275   $      (735)  $      (677)  $    (2,013)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................        18,509        (6,058)        6,932         2,874       149,308
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................       (21,582)        8,575       (21,536)       (3,712)      (23,237)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................        (5,802)        3,792       (15,339)       (1,515)      124,058
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....           175            23         1,097            --           363
   Contract redemptions ...................................       (16,675)      (10,982)      (36,432)       (3,542)      (75,678)
   Net transfers (including mortality transfers) ..........       110,726        11,805        34,473        (1,077)   (3,334,531)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................        94,226           846          (862)       (4,619)   (3,409,846)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............        88,424         4,638       (16,201)       (6,134)   (3,285,788)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        92,622        67,588       168,341        66,569     3,325,960
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $   181,046   $    72,226   $   152,140   $    60,435   $    40,172
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

 LEGG MASON
  PARTNERS
 VARIABLE
INCOME TRUST             LORD
(CONTINUED)    ABBETT SERIES FUND, INC                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------   -----------------------   -------------------------------------------------------------------------
  WESTERN
   ASSET                     GROWTH                                             SHORT
 STRATEGIC      CAPITAL        AND        MID-CAP                              DURATION    SMALL-CAP    SOCIALLY
    BOND       STRUCTURE     INCOME       GROWTH      PARTNERS     REGENCY       BOND        GROWTH    RESPONSIVE
------------------------------------------------------------------------------------------------------------------

$     38,409   $  12,182   $    25,557   $      --   $       --   $   2,366   $   62,253   $      --   $      679

       9,964       6,683        47,596       8,285       19,537       7,929       21,496       1,893        3,283
         210         300         4,145         394        1,420         102          912          38          126
------------------------------------------------------------------------------------------------------------------
      10,174       6,983        51,741       8,679       20,957       8,031       22,408       1,931        3,409
------------------------------------------------------------------------------------------------------------------
      28,235       5,199       (26,184)     (8,679)     (20,957)     (5,665)      39,845      (1,931)      (2,730)
------------------------------------------------------------------------------------------------------------------

      15,127       3,507      (105,294)     60,095      (14,425)     64,264      (32,097)      5,954       (1,184)

          --          --            --          --           --          --           --          --           --

          --          --            --          --           --          --           --          --           --
------------------------------------------------------------------------------------------------------------------
      15,127       3,507      (105,294)     60,095      (14,425)     64,264      (32,097)      5,954       (1,184)
------------------------------------------------------------------------------------------------------------------

      (5,229)    (11,607)     (144,423)    (86,125)    (130,646)    (82,812)     (24,338)    (10,822)      (4,571)
------------------------------------------------------------------------------------------------------------------
$     38,133   $  (2,901)  $  (275,901)  $ (34,709)  $ (166,028)  $ (24,213)  $  (16,590)  $  (6,799)  $  (8,485)
==================================================================================================================

==================================================================================================================

 LEGG MASON
  PARTNERS
 VARIABLE
INCOME TRUST             LORD
(CONTINUED)    ABBETT SERIES FUND, INC                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------   -----------------------   -------------------------------------------------------------------------
  WESTERN
   ASSET                     GROWTH                                             SHORT
 STRATEGIC      CAPITAL        AND        MID-CAP                              DURATION    SMALL-CAP    SOCIALLY
    BOND       STRUCTURE     INCOME       GROWTH      PARTNERS     REGENCY       BOND        GROWTH    RESPONSIVE
------------------------------------------------------------------------------------------------------------------

$     28,235   $   5,199   $   (26,184)  $  (8,679)  $  (20,957)  $  (5,665)  $   39,845   $  (1,931)  $   (2,730)
      15,127       3,507      (105,294)     60,095      (14,425)     64,264      (32,097)      5,954       (1,184)

      (5,229)    (11,607)     (144,423)    (86,125)    (130,646)    (82,812)     (24,338)    (10,822)      (4,571)

------------------------------------------------------------------------------------------------------------------
      38,133      (2,901)     (275,901)    (34,709)    (166,028)    (24,213)     (16,590)     (6,799)      (8,485)
------------------------------------------------------------------------------------------------------------------

         157       8,226        53,038       2,170        5,001         645        8,136       4,123          430
    (159,727)    (64,528)     (472,418)    (78,434)    (217,088)    (81,881)    (254,881)     (6,059)     (13,626)
     629,557     (45,757)       41,430      65,304     (193,683)   (137,825)     257,607      47,692        2,471
------------------------------------------------------------------------------------------------------------------

     469,987    (102,059)     (377,950)    (10,960)    (405,770)   (219,061)      10,862      45,756      (10,725)
------------------------------------------------------------------------------------------------------------------
     508,120    (104,960)     (653,851)    (45,669)    (571,798)   (243,274)      (5,728)     38,957      (19,210)
------------------------------------------------------------------------------------------------------------------
     416,799     531,462     3,881,106     561,017    1,722,012     571,279    1,444,263      73,111      212,124
------------------------------------------------------------------------------------------------------------------
$    924,919   $ 426,502   $ 3,227,255   $ 515,348   $1,150,214   $ 328,005   $1,438,535   $ 112,068   $  192,914
==================================================================================================================

                                                                              15

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                                                                             PIMCO VARIABLE
                                                                       NORTHERN LIGHTS VARIABLE TRUST        INSURANCE TRUST
                                                                     ---------------------------------   -----------------------
                                                                                                JNF                  COMMODITY-
                                                                       JNF          JNF        MONEY        ALL      REALRETURN
                                                                     BALANCED     EQUITY       MARKET      ASSET      STRATEGY
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $ 109,991   $ 126,588   $     705   $  26,523   $   33,871
Expenses:
   Mortality and expense risk fees ...............................     112,257     210,799     132,823       4,741        3,087
   Administrative fees ...........................................      11,009      21,980       8,830         515          318
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................     123,266     232,779     141,653       5,256        3,405
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................     (13,275)   (106,191)   (140,948)     21,267       30,466
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................          88    (252,233)         --         (43)     (26,194)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................          --          --          --          --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................          --          --          --          --           --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...          88    (252,233)         --         (43)     (26,194)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     397,552     350,054          --     (22,470)     (23,576)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $ 384,365   $  (8,370)  $(140,948)  $  (1,246)  $  (19,304)
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================

                                                                                                              PIMCO VARIABLE
                                                                    NORTHERN LIGHTS VARIABLE TRUST            INSURANCE TRUST
                                                              -----------------------------------------   -----------------------
                                                                                               JNF                    COMMODITY-
                                                                  JNF           JNF           MONEY          ALL      REALRETURN
                                                               BALANCED        EQUITY         MARKET        ASSET      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $   (13,275)  $   (106,191)  $   (140,948)  $  21,267   $   30,466
   Net realized gain (loss) on investments in
      portfolio shares ....................................            88       (252,233)            --         (43)     (26,194)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ..............................................       397,552        350,054             --     (22,470)     (23,576)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       384,365         (8,370)      (140,948)     (1,246)     (19,304)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ...........................................       123,541        254,677        384,616      11,492        3,933
   Contract redemptions ...................................      (807,422)    (1,403,601)    (2,006,045)    (41,893)      (9,049)
   Net transfers (including mortality transfers) ..........       114,246       (733,351)      (385,267)     99,989      (80,903)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................      (569,635)    (1,882,275)    (2,006,696)     69,588      (86,019)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............      (185,270)    (1,890,645)    (2,147,644)     68,342     (105,323)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     8,609,847     17,022,209     10,956,920     311,292      304,958
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $ 8,424,577   $ 15,131,564   $  8,809,276   $ 379,634   $  199,635
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
              FOREIGN
 EMERGING       BOND         GLOBAL                       LONG
 MARKETS     US DOLLAR-       BOND          HIGH         TERM US       LOW           REAL          SHORT-        TOTAL
   BOND        HEDGED       UNHEDGED        YIELD      GOVERNMENT    DURATION       RETURN         TERM         RETURN
--------------------------------------------------------------------------------------------------------------------------

$    4,412   $    1,073   $     6,669   $     71,330   $   13,164   $    10,712   $    53,252   $    13,342   $   120,309

     1,044          635         3,737         14,980        8,516        10,570        36,618        21,915        66,305
       113           72           245            948          276           219         2,207           353         2,823
--------------------------------------------------------------------------------------------------------------------------
     1,157          707         3,982         15,928        8,792        10,789        38,825        22,268        69,128
--------------------------------------------------------------------------------------------------------------------------
     3,255          366         2,687         55,402        4,372           (77)       14,427        (8,926)       51,181
--------------------------------------------------------------------------------------------------------------------------

      (126)         790         9,881        105,725       13,767         3,850       142,340         9,795         4,058

        --           --         4,388             --       17,419            --        71,566         1,712        27,260

        --          461           240             --          677            --        11,372           498        29,494
--------------------------------------------------------------------------------------------------------------------------
      (126)       1,251        14,509        105,725       31,863         3,850       225,278        12,005        60,812
--------------------------------------------------------------------------------------------------------------------------

       411          789        (4,889)       (85,074)      67,426        (4,043)        1,794       (16,944)      (60,093)
--------------------------------------------------------------------------------------------------------------------------
$    3,540   $    2,406   $    12,307   $     76,053   $  103,661   $      (270)  $   241,499   $   (13,865)  $    51,900
==========================================================================================================================

==========================================================================================================================

                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
              FOREIGN
 EMERGING       BOND         GLOBAL                       LONG
 MARKETS     US DOLLAR-       BOND          HIGH         TERM US       LOW           REAL          SHORT-        TOTAL
   BOND        HEDGED       UNHEDGED        YIELD      GOVERNMENT    DURATION       RETURN         TERM         RETURN
--------------------------------------------------------------------------------------------------------------------------

$    3,255   $      366   $     2,687   $     55,402   $    4,372   $       (77)  $    14,427   $    (8,926)  $    51,181
      (126)       1,251        14,509        105,725       31,863         3,850       225,278        12,005        60,812

       411          789        (4,889)       (85,074)      67,426        (4,043)        1,794       (16,944)      (60,093)
--------------------------------------------------------------------------------------------------------------------------
     3,540        2,406        12,307         76,053      103,661          (270)      241,499       (13,865)       51,900
--------------------------------------------------------------------------------------------------------------------------

       590          219         1,335          4,773        2,563            (8)       12,225           413        10,891
   (19,956)         (30)      (34,264)       (72,924)     (30,678)     (185,652)     (356,776)     (446,320)     (563,813)
        71      (12,534)       37,238     (1,796,625)     177,307       265,444       626,016       301,556        20,189
--------------------------------------------------------------------------------------------------------------------------

   (19,295)     (12,345)        4,309     (1,864,776)     149,192        79,784       281,465      (144,351)     (532,733)
--------------------------------------------------------------------------------------------------------------------------
   (15,755)      (9,939)       16,616     (1,788,723)     252,853        79,514       522,964      (158,216)     (480,833)
--------------------------------------------------------------------------------------------------------------------------
   109,761       57,917       191,337      2,732,080      387,601       619,977     2,601,400     1,495,583     3,725,220
--------------------------------------------------------------------------------------------------------------------------
$   94,006   $   47,978   $   207,953   $    943,357   $  640,454   $   699,491   $ 3,124,364   $ 1,337,367   $ 3,244,387
==========================================================================================================================

                                                                              17

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                      --------------------------------------------------------------
                                                                       CULLEN     EMERGING      EQUITY                      HIGH
                                                                        VALUE      MARKETS      INCOME        FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........     $   750    $     --      $ 18,707    $  4,133     $  31,862
Expenses:
   Mortality and expense risk fees ................................       1,305       2,945        11,527       4,765         9,928
   Administrative fees ............................................         154         271           596         126            59
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................       1,459       3,216        12,123       4,891         9,987
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................        (709)     (3,216)        6,584        (758)       21,875
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ............................................        (125)    (22,391)       32,211       1,531       138,329
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................          --          --            --          --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................          --          --            --      19,305            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....        (125)    (22,391)       32,211      20,836     138,329
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................      (4,217)    (40,579)       11,028     (41,980)      (94,386)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......     $(5,051)   $(66,186)     $ 49,823    $(21,902)    $  65,818
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                      --------------------------------------------------------------
                                                                       CULLEN     EMERGING      EQUITY                      HIGH
                                                                        VALUE      MARKETS      INCOME        FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................   $    (709)  $  (3,216)  $     6,584   $    (758)  $    21,875
   Net realized gain (loss) on investments in portfolio shares ....        (125)    (22,391)       32,211      20,836       138,329
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................      (4,217)    (40,579)       11,028     (41,980)      (94,386)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......      (5,051)    (66,186)       49,823     (21,902)       65,818
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............       4,189       3,999        11,632       4,770         1,034
   Contract redemptions ...........................................      (5,257)    (24,260)     (174,237)     (8,551)     (138,721)
   Net transfers (including mortality transfers) ..................          (1)     18,770       921,610     (12,567)   (1,461,387)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .....................................      (1,069)     (1,491)      759,005     (16,348)   (1,599,074)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................      (6,120)    (67,677)      808,828     (38,250)   (1,533,256)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     107,053     257,874       849,123     353,335     1,637,337
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................   $ 100,933   $ 190,197   $ 1,657,951   $ 315,085   $   104,081
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

        PIONEER VARIABLE                        ROYCE
   CONTRACTS TRUST (CONTINUED)               CAPITAL FUND                          RYDEX VARIABLE TRUST
-----------------------------------   -------------------------   ------------------------------------------------------
 MID CAP       MONEY      STRATEGIC                                              BASIC                      COMMODITIES
  VALUE     MARKET (f)*    INCOME      MICRO-CAP     SMALL-CAP     BANKING     MATERIALS    BIOTECHNOLOGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------

$     784   $         2   $  10,526   $    14,755   $     3,503   $     194   $        --   $          --   $    16,594

    1,424           248       2,988        11,505        19,565       1,338        11,627          12,665         2,411
      120            30         119           489           763          54           189             324           107
------------------------------------------------------------------------------------------------------------------------
    1,544           278       3,107        11,994        20,328       1,392        11,816          12,989         2,518
------------------------------------------------------------------------------------------------------------------------
     (760)         (276)      7,419         2,761       (16,825)     (1,198)      (11,816)        (12,989)       14,076
------------------------------------------------------------------------------------------------------------------------

    2,830            --         387        28,313       223,815     (13,830)         (302)         56,852        (2,033)

       --            --          --            --            --          --            --              --            --

       --            --       1,018            --            --          --        89,133              --            --
------------------------------------------------------------------------------------------------------------------------
    2,830            --       1,405        28,313       223,815     (13,830)       88,831          56,852        (2,033)
------------------------------------------------------------------------------------------------------------------------

  (16,616)           --      (9,763)     (144,841)     (211,709)     (8,525)     (259,353)        (51,026)      (32,813)
------------------------------------------------------------------------------------------------------------------------
$ (14,546)  $      (276)  $    (939)  $  (113,767)  $    (4,719)  $ (23,553)  $  (182,338)  $      (7,163)  $   (20,770)
========================================================================================================================

========================================================================================================================

        PIONEER VARIABLE                        ROYCE
   CONTRACTS TRUST (CONTINUED)               CAPITAL FUND                          RYDEX VARIABLE TRUST
-----------------------------------   -------------------------   ------------------------------------------------------
 MID CAP       MONEY      STRATEGIC                                              BASIC                      COMMODITIES
  VALUE     MARKET (f)*    INCOME      MICRO-CAP     SMALL-CAP     BANKING     MATERIALS    BIOTECHNOLOGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------

$    (760)  $      (276)  $   7,419   $     2,761   $   (16,825)  $  (1,198)  $   (11,816)  $     (12,989)  $    14,076
    2,830            --       1,405        28,313       223,815     (13,830)       88,831          56,852        (2,033)

  (16,616)           --      (9,763)     (144,841)     (211,709)     (8,525)     (259,353)        (51,026)      (32,813)
------------------------------------------------------------------------------------------------------------------------
  (14,546)         (276)       (939)     (113,767)       (4,719)    (23,553)     (182,338)         (7,163)      (20,770)
------------------------------------------------------------------------------------------------------------------------

      145            --         434         7,713         9,981       1,322        11,488           4,177           204
  (22,415)           --     (13,891)     (223,532)     (344,508)    (16,081)     (153,901)       (220,564)      (21,971)
  (11,163)      (61,203)     26,795      (131,959)     (666,179)    (21,456)     (215,105)         78,558        (3,487)
------------------------------------------------------------------------------------------------------------------------

  (33,433)      (61,203)     13,338      (347,778)   (1,000,706)    (36,215)     (357,518)       (137,829)      (25,254)
------------------------------------------------------------------------------------------------------------------------
  (47,979)      (61,479)     12,399      (461,545)   (1,005,425)    (59,768)     (539,856)       (144,992)      (46,024)
------------------------------------------------------------------------------------------------------------------------
  119,730        61,479     194,904     1,010,970     1,984,256     100,325     1,038,712         829,157       164,854
------------------------------------------------------------------------------------------------------------------------
$  71,751   $        --   $ 207,303   $   549,425   $   978,831   $  40,557   $   498,856   $     684,165   $   118,830
========================================================================================================================

                                                                              19

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                              --------------------------------------------------------------------
                                                               CONSUMER       DOW 2X                                    ENERGY
                                                               PRODUCTS      STRATEGY    ELECTRONICS      ENERGY       SERVICES
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $   12,589   $        --   $        --   $         --   $        --
Expenses:
   Mortality and expense risk fees ........................       14,170        23,098         1,358         38,135        29,160
   Administrative fees ....................................          256           480            68          1,120           954
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................       14,426        23,578         1,426         39,255        30,114
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (expense) ...........................       (1,837)      (23,578)       (1,426)       (39,255)      (30,114)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ......................      113,166       233,950       (34,695)       265,433      (122,158)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ...............................................           --            --            --             --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................           --            --        53,837          9,368       206,038
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares .....................................      113,166       233,950        19,142        274,801        83,880
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................      (43,880)      (79,738)      (26,828)      (404,283)     (687,121)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ...........................................   $   67,449   $   130,634   $    (9,112)  $   (168,737)  $  (633,355)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                              --------------------------------------------------------------------
                                                               CONSUMER       DOW 2X                                    ENERGY
                                                               PRODUCTS      STRATEGY    ELECTRONICS      ENERGY       SERVICES
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $   (1,837)  $   (23,578)  $    (1,426)  $    (39,255)  $   (30,114)
   Net realized gain (loss) on investments in
     portfolio shares .....................................      113,166       233,950        19,142        274,801        83,880
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ...............................................      (43,880)      (79,738)      (26,828)      (404,283)     (687,121)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................       67,449       130,634        (9,112)      (168,737)     (633,355)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ............................................        3,093         1,889         2,000         20,691        27,820
   Contract redemptions ...................................      (72,092)      (39,585)       (9,830)      (277,192)     (233,048)
   Net transfers (including mortality transfers) ..........     (130,393)     (424,579)      (31,652)      (657,595)       70,315
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................     (199,392)     (462,275)      (39,482)      (914,096)     (134,913)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............     (131,943)     (331,641)      (48,594)    (1,082,833)     (768,268)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      924,104     1,487,150        82,277      2,564,648     2,239,950
----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................   $  792,161   $ 1,155,509   $    33,683   $  1,481,815   $ 1,471,682
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                              GOVERNMENT                                          INVERSE
                                 LONG                                 INVERSE    GOVERNMENT   INVERSE       INVERSE
EUROPE 1.25X    FINANCIAL     BOND 1.2X      HEALTH                    DOW 2X    LONG BOND     MID-CAP   NASDAQ-100(R)
  STRATEGY      SERVICES       STRATEGY       CARE       INTERNET     STRATEGY    STRATEGY    STRATEGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------

 $        --  $        185   $    21,585   $       --   $       --   $      --   $       --   $     --   $          --

       2,198         1,601        16,398        7,747        1,895       6,843        3,549        114           3,999
         189           101         1,279          335           90         563          147          8             232
-----------------------------------------------------------------------------------------------------------------------
       2,387         1,702        17,677        8,082        1,985       7,406        3,696        122           4,231
-----------------------------------------------------------------------------------------------------------------------
      (2,387)       (1,517)        3,908       (8,082)      (1,985)     (7,406)      (3,696)      (122)         (4,231)
-----------------------------------------------------------------------------------------------------------------------

     (10,343)        2,746       125,609       58,499        1,291     (61,402)     (34,364)    (1,458)        (55,267)

          --             --           --           --           --          --           --         --              --

          --             --           --           --           --          --           --         --              --
-----------------------------------------------------------------------------------------------------------------------
     (10,343)        2,746       125,609       58,499        1,291     (61,402)     (34,364)    (1,458)        (55,267)
-----------------------------------------------------------------------------------------------------------------------

      (5,000)      (16,478)       39,842      (28,974)     (16,537)    (18,560)     (31,234)       453          14,346
-----------------------------------------------------------------------------------------------------------------------
$    (17,730)  $   (15,249)  $   169,359   $   21,443   $  (17,231)  $ (87,368)  $  (69,294)  $ (1,127)  $     (45,152)
=======================================================================================================================

=======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                              GOVERNMENT                                          INVERSE
                                 LONG                                 INVERSE    GOVERNMENT    INVERSE      INVERSE
EUROPE 1.25X    FINANCIAL     BOND 1.2X      HEALTH                    DOW 2X    LONG BOND     MID-CAP   NASDAQ-100(R)
  STRATEGY      SERVICES       STRATEGY       CARE       INTERNET     STRATEGY    STRATEGY    STRATEGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------

$     (2,387)  $    (1,517)  $     3,908   $   (8,082)  $   (1,985)  $  (7,406)  $   (3,696)  $   (122)  $      (4,231)
     (10,343)        2,746       125,609       58,499        1,291     (61,402)     (34,364)    (1,458)        (55,267)

      (5,000)      (16,478)       39,842      (28,974)     (16,537)    (18,560)     (31,234)       453          14,346
-----------------------------------------------------------------------------------------------------------------------
     (17,730)      (15,249)      169,359       21,443      (17,231)    (87,368)     (69,294)    (1,127)        (45,152)
-----------------------------------------------------------------------------------------------------------------------

         628            --          905           344          111       4,410           73        320           3,750
     (47,920)      (17,544)     (451,507)    (158,544)     (13,717)    (10,570)      (5,389)       (89)        (13,071)
      (5,462)       47,873       558,999       26,042      (55,528)     78,468     (110,694)     1,563         340,739
-----------------------------------------------------------------------------------------------------------------------

     (52,754)       30,329       108,397     (132,158)     (69,134)     72,308     (116,010)     1,794         331,418
-----------------------------------------------------------------------------------------------------------------------
     (70,484)       15,080       277,756     (110,715)     (86,365)    (15,060)    (185,304)       667         286,266
-----------------------------------------------------------------------------------------------------------------------
     151,443       154,213     1,119,548      392,587      151,384     450,817      304,594      7,184         211,106
-----------------------------------------------------------------------------------------------------------------------
$     80,959   $   169,293   $ 1,397,304   $  281,872   $   65,019   $ 435,757  $   119,290   $  7,851   $     497,372
=======================================================================================================================

                                                                              21

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                               -------------------------------------------------------------
                                                                INVERSE
                                                                RUSSELL      INVERSE                              MID CAP
                                                                2000(R)      S&P 500     JAPAN 2X                  1.5X
                                                                STRATEGY    STRATEGY     STRATEGY      LEISURE    STRATEGY
----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ................................................   $      --   $       --   $       -- $        --   $       --
Expenses:
   Mortality and expense risk fees .........................       1,657        6,749        2,150         442        9,084
   Administrative fees .....................................          72          207          125          39          468
----------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................       1,729        6,956        2,275         481        9,552
----------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (1,729)      (6,956)      (2,275)       (481)      (9,552)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .......................     (11,525)     (72,296)     (79,109)      2,541       13,947
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ................................................          --           --           --          --           --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ................................................          --           --           --          --           --
----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ....................................     (11,525)     (72,296)     (79,109)      2,541       13,947
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .......       6,548       (6,611)     (18,598)     (2,024)     (75,454)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................   $  (6,706)  $  (85,863)  $  (99,982)  $      36   $  (71,059)
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                               -------------------------------------------------------------
                                                                INVERSE
                                                                RUSSELL      INVERSE                              MID CAP
                                                                2000(R)      S&P 500     JAPAN 2X                  1.5X
                                                                STRATEGY    STRATEGY     STRATEGY      LEISURE    STRATEGY
----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................   $  (1,729)  $   (6,956)  $   (2,275)  $    (481)  $   (9,552)
   Net realized gain (loss) on investments in portfolio
     shares ................................................     (11,525)     (72,296)     (79,109)      2,541       13,947
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................       6,548       (6,611)     (18,598)     (2,024)     (75,454)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................      (6,706)     (85,863)     (99,982)         36      (71,059)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         241          393           12          67        3,203
   Contract redemptions ....................................      (3,660)    (157,480)     (20,442)     (6,968)     (74,641)
   Net transfers (including mortality transfers) ...........     (56,689)     727,516      (21,279)    (16,207)    (201,653)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................     (60,108)     570,429      (41,709)    (23,108)    (273,091)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     (66,814)     484,566     (141,691)    (23,072)    (344,150)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      93,565      189,061      232,605      46,571      657,289
----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $  26,751   $  673,627   $   90,914   $  23,499   $  313,139
============================================================================================================================

The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            RUSSELL       RUSSELL
                NASDAQ-100(R)                   PRECIOUS        REAL                     2000(R) 1.5X    2000(R) 2X    S&P 500 2X
NASDAQ-100(R)    2X STRATEGY       NOVA          METALS        ESTATE       RETAILING      STRATEGY       STRATEGY       STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$          --   $          --   $       546   $       2,509   $    5,429   $        --   $         --   $         --           --

       31,293          15,518        15,929          52,086       11,844           796          5,003          3,632       10,699
        3,112             686         1,695           1,600          222            67            405            124          343
----------------------------------------------------------------------------------------------------------------------------------
       34,405          16,204        17,624          53,686       12,066           863          5,408          3,756       11,042
----------------------------------------------------------------------------------------------------------------------------------
      (34,405)        (16,204)      (17,078)        (51,177)      (6,637)         (863)        (5,408)        (3,756)     (11,042)
----------------------------------------------------------------------------------------------------------------------------------

      488,360          65,831       143,822         153,611       26,979        23,456         31,617       (141,654)     108,396

           --          28,207            --              --           --            --             --         10,315           --

           --          83,874            --              --           --            --             --          7,014           --
----------------------------------------------------------------------------------------------------------------------------------
      488,360         177,912       143,822         153,611       26,979        23,456         31,617       (124,325)     108,396
----------------------------------------------------------------------------------------------------------------------------------

     (451,259)        (66,717)     (149,374)     (1,188,976)     (57,639)      (21,398)       (22,320)       (30,677)    (118,592)
----------------------------------------------------------------------------------------------------------------------------------
$       2,696   $      94,991   $   (22,630)  $  (1,086,542)  $  (37,297)  $     1,195   $      3,889   $   (158,758)  $  (21,238)
==================================================================================================================================

==================================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            RUSSELL       RUSSELL
                NASDAQ-100(R)                   PRECIOUS        REAL                     2000(R) 1.5X    2000(R) 2X    S&P 500 2X
NASDAQ-100(R)    2X STRATEGY       NOVA          METALS        ESTATE       RETAILING      STRATEGY       STRATEGY       STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$     (34,405)  $     (16,204)  $   (17,078)  $     (51,177)  $   (6,637)  $      (863)  $     (5,408)  $     (3,756)  $  (11,042)
      488,360         177,912       143,822         153,611       26,979        23,456         31,617       (124,325)     108,396

     (451,259)        (66,717)     (149,374)     (1,188,976)     (57,639)      (21,398)       (22,320)       (30,677)    (118,592)
----------------------------------------------------------------------------------------------------------------------------------
        2,696          94,991       (22,630)     (1,086,542)     (37,297)        1,195          3,889       (158,758)     (21,238)
----------------------------------------------------------------------------------------------------------------------------------

        6,756             555             3          21,008        1,972            --          1,193            138          562
     (266,362)        (43,563)     (280,308)       (555,804)    (121,969)       (4,889)       (57,702)        (8,644)    (112,646)
     (437,581)       (926,644)      (26,038)       (153,371)    (642,660)      (40,902)      (335,069)      (102,164)    (353,165)
----------------------------------------------------------------------------------------------------------------------------------

     (697,187)       (969,652)     (306,343)       (688,167)    (762,657)      (45,791)      (391,578)      (110,670)    (465,249)
----------------------------------------------------------------------------------------------------------------------------------
     (694,491)       (874,661)     (328,973)     (1,774,709)    (799,954)      (44,596)      (387,689)      (269,428)    (486,487)
----------------------------------------------------------------------------------------------------------------------------------
    2,707,425       1,562,281     1,461,433       4,356,679      959,312        84,990        722,292        328,303      999,255
----------------------------------------------------------------------------------------------------------------------------------
$   2,012,934   $     687,620   $ 1,132,460   $   2,581,970   $  159,358   $    40,394   $    334,603   $     58,875   $  512,768
==================================================================================================================================

                                                                              23

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              -------------------------------------------------------------------
                                                                                             S&P            S&P         S&P
                                                                S&P 500       S&P 500       MIDCAP        MIDCAP      SMALLCAP
                                                                 PURE           PURE       400 PURE      400 PURE     600 PURE
                                                                GROWTH         VALUE        GROWTH         VALUE       GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $        --  $        135  $         --  $        --  $         --
Expenses:
   Mortality and expense risk fees .........................       16,204        11,154        17,135        3,537         5,059
   Administrative fees .....................................          803           562           492          298           175
---------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       17,007        11,716        17,627        3,835         5,234
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (17,007)      (11,581)      (17,627)      (3,835)       (5,234)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................      115,632        54,498        10,688       47,542       (17,358)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           --            --            --           --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................           --            --        47,994           --            --
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      115,632        54,498        58,682       47,542       (17,358)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (184,456)      (69,716)     (142,362)     (48,519)      (23,600)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $   (85,831) $    (26,799) $   (101,307) $    (4,812) $    (46,192)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              -------------------------------------------------------------------
                                                                                             S&P            S&P         S&P
                                                                S&P 500       S&P 500       MIDCAP        MIDCAP      SMALLCAP
                                                                 PURE           PURE       400 PURE      400 PURE     600 PURE
                                                                GROWTH         VALUE        GROWTH         VALUE       GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $   (17,007) $    (11,581) $    (17,627) $    (3,835) $     (5,234)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      115,632        54,498        58,682       47,542       (17,358)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (184,456)      (69,716)     (142,362)     (48,519)      (23,600)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      (85,831)      (26,799)     (101,307)      (4,812)      (46,192)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        1,196         5,571         3,382          353         1,489
   Contract redemptions ....................................     (313,452)     (189,564)     (234,051)     (54,937)      (29,076)
   Net transfers (including mortality transfers) ...........      116,801    (1,403,648)     (804,924)    (297,453)      953,182
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................     (195,455)   (1,587,641)   (1,035,593)    (352,037)      925,595
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     (281,286)   (1,614,440)   (1,136,900)    (356,849)      879,403
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      990,560     2,111,105     1,417,371      559,222       396,421
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $   709,274  $    496,665  $    280,471  $   202,373  $  1,275,824
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
    S&P        SGI           SGI         SGI                                  SGI
 SMALLCAP   ALL-ASSET      ALL-ASSET  ALL-ASSET     SGI CLS     SGI CLS      MULTI-     SGI U.S.   STRENGTHENING
 600 PURE   AGGRESSIVE  CONSERVATIVE   MODERATE   ADVISORONE   ADVISORONE    HEDGE     LONG SHORT    DOLLAR 2X
   VALUE     STRATEGY      STRATEGY    STRATEGY     AMERIGO     CLERMONT   STRATEGIES   MOMENTUM     STRATEGY
-----------------------------------------------------------------------------------------------------------------

$       --  $      579  $         64  $   1,452  $         --  $    8,933  $       --  $       --  $          --

     4,383         600           263      6,363        20,867       6,436         218       1,512            162
       314          73            32        275         1,377         569           6          46              7
-----------------------------------------------------------------------------------------------------------------
     4,697         673           295      6,638        22,244       7,005         224       1,558            169
-----------------------------------------------------------------------------------------------------------------
    (4,697)        (94)         (231)    (5,186)      (22,244)      1,928        (224)     (1,558)          (169)
-----------------------------------------------------------------------------------------------------------------

    22,349         143           234        736         5,002      (4,362)       (614)     11,393         (1,461)

        --          --            --         --            --          --          --          --             --

        --          --            --         --            --          --          --          --             --
-----------------------------------------------------------------------------------------------------------------
    22,349         143           234        736         5,002      (4,362)       (614)     11,393         (1,461)
-----------------------------------------------------------------------------------------------------------------

   (48,501)     (2,857)         (620)   (13,803)     (100,628)     (6,379)      1,023     (18,624)           966
-----------------------------------------------------------------------------------------------------------------
$  (30,849) $   (2,808) $       (617) $ (18,253) $   (117,870) $   (8,813) $      185  $   (8,789) $        (664)
=================================================================================================================

=================================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
    S&P        SGI           SGI         SGI                                  SGI
 SMALLCAP   ALL-ASSET      ALL-ASSET  ALL-ASSET     SGI CLS     SGI CLS      MULTI-     SGI U.S.   STRENGTHENING
 600 PURE   AGGRESSIVE  CONSERVATIVE   MODERATE   ADVISORONE   ADVISORONE    HEDGE     LONG SHORT    DOLLAR 2X
   VALUE     STRATEGY      STRATEGY    STRATEGY     AMERIGO     CLERMONT   STRATEGIES   MOMENTUM     STRATEGY
-----------------------------------------------------------------------------------------------------------------

$   (4,697) $      (94) $       (231) $  (5,186) $    (22,244) $    1,928  $     (224) $   (1,558) $        (169)
    22,349         143           234        736         5,002      (4,362)       (614)     11,393         (1,461)

   (48,501)     (2,857)         (620)   (13,803)     (100,628)     (6,379)      1,023     (18,624)           966
-----------------------------------------------------------------------------------------------------------------
   (30,849)     (2,808)         (617)   (18,253)     (117,870)     (8,813)        185      (8,789)          (664)
-----------------------------------------------------------------------------------------------------------------

     1,860      14,168            --     15,125        33,282       8,169          --       2,163            118
   (40,066)        (30)       (5,609)   (32,011)     (160,850)    (63,315)     (1,438)    (49,087)            --
   162,327          --            --    175,319       (51,037)    130,250        (999)     (2,906)         1,811
-----------------------------------------------------------------------------------------------------------------

   124,121      14,138        (5,609)   158,433      (178,605)     75,104      (2,437)    (49,830)         1,929
-----------------------------------------------------------------------------------------------------------------
    93,272      11,330        (6,226)   140,180      (296,475)     66,291      (2,252)    (58,619)         1,265
-----------------------------------------------------------------------------------------------------------------
   363,406      42,855        23,367    201,144     1,551,349     439,675      14,862     138,322          8,314
-----------------------------------------------------------------------------------------------------------------
$  456,678  $   54,185  $     17,141  $ 341,324  $  1,254,874  $  505,966  $   12,610  $   79,703  $       9,579
=================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                               U.S.
                                                                                                           GOVERNMENT
                                                                                 TELE-                        MONEY
                                                              TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION      MARKET     UTILITIES
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $       --  $          947  $           --  $        349  $    23,611
Expenses:
   Mortality and expense risk fees .........................       2,211           2,060           2,340       191,447       17,724
   Administrative fees .....................................         170              21              36         7,395          293
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       2,381           2,081           2,376       198,842       18,017
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (2,381)         (1,134)         (2,376)     (198,493)       5,594
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................      23,233          (9,404)        (17,730)           --       21,330
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................          --             903              --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................       5,287           1,785              --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      28,520          (6,716)        (17,730)           --       21,330
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (42,097)        (20,609)        (12,256)           --       50,895
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $  (15,958) $      (28,459) $      (32,362) $   (198,493) $    77,819
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                               U.S.
                                                                                                           GOVERNMENT
                                                                                 TELE-                        MONEY
                                                              TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION      MARKET     UTILITIES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $   (2,381) $       (1,134) $       (2,376) $   (198,493) $     5,594
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      28,520          (6,716)        (17,730)           --       21,330
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (42,097)        (20,609)        (12,256)           --       50,895
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................     (15,958)        (28,459)        (32,362)     (198,493)      77,819
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....          49              --           1,615       119,221        2,489
   Contract redemptions ....................................     (81,623)        (17,773)        (21,697)   (2,379,547)    (164,738)
   Net transfers (including mortality transfers) ...........     (73,773)          7,527            (737)       26,691      415,737
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................    (155,347)        (10,246)        (20,819)   (2,233,635)     253,488
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............    (171,305)        (38,705)        (53,181)   (2,432,128)     331,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     231,415         109,843         171,757    10,207,903    1,075,218
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $   60,110  $       71,138  $      118,576  $  7,775,775  $ 1,406,525
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                  THIRD
   RYDEX                         AVENUE
 VARIABLE                       VARIABLE                                                                WELLS FARGO
   TRUST         SELIGMAN        SERIES                                                                  ADVANTAGE
(CONTINUED)  PORTFOLIOS (a)*      TRUST                      VAN ECK VIP TRUST                            VT FUNDS
-----------  ----------------  -----------  ---------------------------------------------------  -------------------------
WEAKENING     COMMUNICATIONS                                             GLOBAL       MULTI-
DOLLAR 2X          AND                       EMERGING       GLOBAL        HARD       MANAGER
 STRATEGY    INFORMATION (g)*     VALUE       MARKETS        BOND        ASSETS    ALTERNATIVES   DISCOVERY   OPPORTUNITY
--------------------------------------------------------------------------------------------------------------------------

$        --  $             --  $    28,228  $    25,467  $    62,101  $    43,551  $      1,176  $        --  $     3,679

        804             1,766       21,727       30,018       11,546       55,850         2,013       38,574       36,482
         36               119        1,531        1,990          648        2,932            54        3,100        2,589
--------------------------------------------------------------------------------------------------------------------------
        840             1,885       23,258       32,008       12,194       58,782         2,067       41,674       39,071
--------------------------------------------------------------------------------------------------------------------------
       (840)           (1,885)       4,970       (6,541)      49,907      (15,231)         (891)     (41,674)     (35,392)
--------------------------------------------------------------------------------------------------------------------------

      2,158           206,449     (367,411)     105,646       (6,506)     107,570         1,233      364,115      (30,406)

         --                --           --           --       15,832           --            --           --           --

         --                --           --           --           --       46,632           735           --           --
------------------------------------------  ------------------------------------------------------------------------------
      2,158           206,449     (367,411)     105,646        9,326      154,202         1,968      364,115      (30,406)
------------------------------------------  ------------------------------------------------------------------------------

     (2,508)         (190,137)     (26,273)    (719,692)      (4,336)    (920,303)       (6,139)    (337,272)    (107,808)
--------------------------------------------------------------------------------------------------------------------------
$    (1,190) $         14,427  $  (388,714) $  (620,587) $    54,897  $  (781,332) $     (5,062) $   (14,831) $  (173,606)
==========================================================================================================================

==========================================================================================================================

                                  THIRD
   RYDEX                         AVENUE
 VARIABLE                       VARIABLE                                                                WELLS FARGO
   TRUST         SELIGMAN        SERIES                                                                  ADVANTAGE
(CONTINUED)  PORTFOLIOS (a)*      TRUST                      VAN ECK VIP TRUST                            VT FUNDS
-----------  ----------------  -----------  ---------------------------------------------------  -------------------------
WEAKENING     COMMUNICATIONS                                             GLOBAL       MULTI-
DOLLAR 2X          AND                       EMERGING       GLOBAL        HARD       MANAGER
 STRATEGY    INFORMATION (g)*     VALUE       MARKETS        BOND        ASSETS    ALTERNATIVES   DISCOVERY   OPPORTUNITY
--------------------------------------------------------------------------------------------------------------------------

$      (840) $         (1,885) $     4,970  $    (6,541) $    49,907  $   (15,231) $       (891) $   (41,674) $   (35,392)
      2,158           206,449     (367,411)     105,646        9,326      154,202         1,968      364,115      (30,406)

     (2,508)         (190,137)     (26,273)    (719,692)      (4,336)    (920,303)       (6,139)    (337,272)    (107,808)
--------------------------------------------------------------------------------------------------------------------------
     (1,190)           14,427     (388,714)    (620,587)      54,897     (781,332)       (5,062)     (14,831)    (173,606)
--------------------------------------------------------------------------------------------------------------------------

      1,771             2,412       14,160       33,560        1,571       39,029         3,033       23,069       19,282
    (18,510)           (9,142)    (190,506)    (245,300)    (133,475)    (547,732)      (10,079)    (365,459)    (338,566)
     (8,107)         (668,272)     (35,205)    (415,869)     (56,572)     514,801        83,280     (517,163)     (85,363)
--------------------------------------------------------------------------------------------------------------------------

    (24,846)         (675,002)    (211,551)    (627,609)    (188,476)       6,098        76,234     (859,553)    (404,647)
--------------------------------------------------------------------------------------------------------------------------
    (26,036)         (660,575)    (600,265)  (1,248,196)    (133,579)    (775,234)       71,172     (874,384)    (578,253)
--------------------------------------------------------------------------------------------------------------------------
     62,308           660,575    1,854,214    2,728,469      817,150    3,891,273       150,816    3,208,377    2,846,841
--------------------------------------------------------------------------------------------------------------------------
$    36,272  $             --  $ 1,253,949  $ 1,480,273  $   683,571  $ 3,116,039  $    221,988  $ 2,333,993  $ 2,268,588
==========================================================================================================================

                                                                              27

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================

                                                                                COMBINED
                                                                                 TOTAL
--------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .................   $    2,436,654
Expenses:
   Mortality and expense risk fees .......................................        2,850,027
   Administrative fees ...................................................          196,660
--------------------------------------------------------------------------------------------
      Total expenses .....................................................         3,046,687
--------------------------------------------------------------------------------------------
Net investment income (expense) ..........................................         (610,033)
--------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares
   2,020,273 Net realized short-term capital gain distributions from
      investments in portfolio shares ....................................          182,420
   Net realized long-term capital gain distributions from investments in
      portfolio shares ...................................................          861,195
--------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...........        3,063,888
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ......................................................      (11,815,650)
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..............   $   (9,361,795)
============================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================

                                                                                COMBINED
                                                                                 TOTAL
--------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................................   $     (610,033)
   Net realized gain (loss) on investments in portfolio shares ...........        3,063,888
   Net change in unrealized appreciation (depreciation) of investments in
      portfolio shares ...................................................      (11,815,650)
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..............       (9,361,795)
--------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................        2,354,961
   Contract redemptions ..................................................      (27,498,580)
   Net transfers (including mortality transfers) .........................       (5,620,945)
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ....................................................      (30,764,564)
--------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........................      (40,126,359)
--------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................      222,192,080
--------------------------------------------------------------------------------------------
         Net assets, end of period .......................................   $  182,065,721
============================================================================================

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                              29

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                                                               ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE
                                                                                                                   PRODUCTS
                                                                      THE ALGER PORTFOLIOS                          SERIES
                                                    -------------------------------------------------------   -------------------

                                                       CAPITAL        LARGECAP       MIDCAP       SMALLCAP         GROWTH &
                                                    APPRECIATION       GROWTH        GROWTH        GROWTH           INCOME
---------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares ..........................   $      31,348   $     36,051   $        --   $       --   $               --
Expenses:
   Mortality and expense risk fees ..............          99,927         61,595        42,908       26,319                4,417
   Administrative fees ..........................           9,323          5,595         3,044        2,456                  395
---------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................         109,250         67,190        45,952       28,775                4,812
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............         (77,902)       (31,139)      (45,952)     (28,775)              (4,812)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........         222,837       (122,789)     (574,241)     132,440               26,819
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ....................................              --             --            --           --                   --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ....................................              --             --            --           --                   --
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..........................         222,837       (122,789)     (574,241)     132,440               26,819
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................         722,770        662,242     1,100,193      329,206                8,819
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .............................   $     867,705   $    508,314   $   480,000   $  432,871   $           30,826
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                                                               ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE
                                                                                                                   PRODUCTS
                                                                      THE ALGER PORTFOLIOS                          SERIES
                                                    -------------------------------------------------------   -------------------

                                                       CAPITAL        LARGECAP       MIDCAP       SMALLCAP         GROWTH &
                                                    APPRECIATION       GROWTH        GROWTH        GROWTH           INCOME
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............  $     (77,902)  $    (31,139)  $   (45,952)  $  (28,775)  $           (4,812)
   Net realized gain (loss) on investments in
      portfolio shares ...........................        222,837       (122,789)     (574,241)     132,440               26,819
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .....................................        722,770        662,242     1,100,193      329,206                8,819
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..............................        867,705        508,314       480,000      432,871               30,826
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ..................................        106,136         79,212        38,334       18,136                  653
   Contract redemptions ..........................     (1,068,208)      (775,400)     (450,774)    (337,110)             (53,710)
   Net transfers (including mortality
      transfers) .................................        234,528       (285,159)     (236,168)     (41,211)             (63,212)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........       (727,544)      (981,347)     (648,608)    (360,185)            (116,269)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...        140,161       (473,033)     (168,608)      72,686              (85,443)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      7,914,282      5,237,672     3,297,915    2,091,318              351,065
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............  $   8,054,443   $  4,764,639   $ 3,129,307   $2,164,004   $          265,622
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                         INSURANCE
                                       AMERICAN CENTURY VARIABLE PORTFOLIOS                                                TRUST
-------------------------------------------------------------------------------------------------------------------   --------------
                                                                   LARGE                                                  DYNAMIC
                 INCOME &       INFLATION                         COMPANY                                                  VP HY
  BALANCED        GROWTH        PROTECTION      INTERNATIONAL      VALUE       ULTRA         VALUE         VISTA           BOND
------------------------------------------------------------------------------------------------------------------------------------

$      7,879   $     15,666   $        5,066   $        27,016   $      46   $       74   $    79,618   $         --  $       1,459

       6,060         13,814            4,321            15,118          46          313        49,989         1,067             590
         351            957              160               931           6           15         3,374           114               7
------------------------------------------------------------------------------------------------------------------------------------
       6,411         14,771            4,481            16,049          52          328        53,363         1,181             597
------------------------------------------------------------------------------------------------------------------------------------
       1,468            895              585            10,967          (6)        (254)       26,255        (1,181)            862
------------------------------------------------------------------------------------------------------------------------------------

      (2,271)       (45,776)           7,165           (26,433)      1,473        1,433      (328,084)       (6,055)            515

          --             --               --                --          --           --            --            --              --

          --             --               --                --          --           --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
      (2,271)       (45,776)           7,165           (26,433)      1,473        1,433      (328,084)       (6,055)            515
------------------------------------------------------------------------------------------------------------------------------------

      39,484        169,423            2,130           142,495      (1,646)       2,738       658,956        24,724            (423)
------------------------------------------------------------------------------------------------------------------------------------
$     38,681   $    124,542   $        9,880   $       127,029   $    (179)  $    3,917   $   357,127   $    17,488   $         954
====================================================================================================================================

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                         INSURANCE
                                       AMERICAN CENTURY VARIABLE PORTFOLIOS                                                TRUST
-------------------------------------------------------------------------------------------------------------------   --------------
                                                                   LARGE                                                  DYNAMIC
                 INCOME &       INFLATION                         COMPANY                                                  VP HY
  BALANCED        GROWTH        PROTECTION      INTERNATIONAL      VALUE       ULTRA         VALUE         VISTA           BOND
------------------------------------------------------------------------------------------------------------------------------------

$      1,468   $        895   $          585   $        10,967   $      (6)  $     (254)  $    26,255   $    (1,181)  $         862
      (2,271)       (45,776)           7,165           (26,433)      1,473        1,433      (328,084)       (6,055)            515

      39,484        169,423            2,130           142,495      (1,646)       2,738       658,956        24,724            (423)
------------------------------------------------------------------------------------------------------------------------------------
      38,681        124,542            9,880           127,029        (179)       3,917       357,127        17,488             954
------------------------------------------------------------------------------------------------------------------------------------

       8,676         38,347            9,152            45,604          --        3,117        30,029         1,892             422
     (36,223)       (88,775)         (42,314)         (156,418)     (4,976)        (552)     (557,857)       (7,582)       (105,691)
      40,994          4,383          153,690           103,745          --        3,283        30,895         5,615           9,485
------------------------------------------------------------------------------------------------------------------------------------

      13,447        (46,045)         120,528            (7,069)     (4,976)       5,848      (496,933)          (75)        (95,784)
------------------------------------------------------------------------------------------------------------------------------------
      52,128         78,497          130,408           119,960      (5,155)       9,765      (139,806)       17,413         (94,830)
------------------------------------------------------------------------------------------------------------------------------------
     383,187      1,012,096          233,219         1,202,764       5,397       13,882     3,622,504        79,289         113,994
------------------------------------------------------------------------------------------------------------------------------------
$    435,315   $  1,090,593   $      363,627   $     1,322,724   $     242   $   23,647   $ 3,482,698   $    96,702   $      19,164
====================================================================================================================================

                                                                              31

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                DREYFUS                                                 FEDERATED
                                                              INVESTMENT                            DREYFUS VARIABLE    INSURANCE
                                                              PORTFOLIOS                            INVESTMENT FUND       SERIES
                                                              ----------                            ----------------  --------------
                                                                 SMALL      DREYFUS
                                                                  CAP       SOCIALLY     DREYFUS                         MANAGED
                                                                 STOCK    RESPONSIBLE     STOCK      INTERNATIONAL    VOLATILITY II
                                                                 INDEX       GROWTH       INDEX          VALUE             (o)*
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $      710  $    16,276  $   237,609  $         24,688  $      67,952
Expenses:
   Mortality and expense risk fees .........................       1,888       23,322      166,108            18,441         15,124
   Administrative fees .....................................         113        2,496       17,593             1,396            753
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       2,001       25,818      183,701            19,837         15,877
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (1,291)      (9,542)      53,908             4,851         52,075
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................     (14,105)     (70,436)    (354,429)         (148,607)           386
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................          --           --           --                --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................          --           --           --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................     (14,105)     (70,436)    (354,429)         (148,607)           386
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      36,220      308,003    1,929,185           204,272         25,008
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $   20,824  $   228,025  $ 1,628,664  $         60,516  $      77,469
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                DREYFUS                                                 FEDERATED
                                                              INVESTMENT                            DREYFUS VARIABLE    INSURANCE
                                                              PORTFOLIOS                            INVESTMENT FUND       SERIES
                                                              ----------                            ----------------  --------------
                                                                 SMALL      DREYFUS
                                                                  CAP       SOCIALLY     DREYFUS                         MANAGED
                                                                 STOCK    RESPONSIBLE     STOCK      INTERNATIONAL    VOLATILITY II
                                                                 INDEX       GROWTH       INDEX          VALUE             (o)*
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $   (1,291) $    (9,542) $    53,908  $          4,851  $      52,075
   Net realized gain (loss) on investments in portfolio
      shares ...............................................     (14,105)     (70,436)    (354,429)         (148,607)           386
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      36,220      308,003    1,929,185           204,272         25,008
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      20,824      228,025    1,628,664            60,516         77,469
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....       2,936       41,874      355,387            15,357          1,085
   Contract redemptions ....................................     (30,174)    (262,077)  (1,560,849)         (191,801)      (156,021)
   Net transfers (including mortality transfers) ...........      58,987      (24,640)     170,834           (10,820)      (455,986)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................      31,749     (244,843)  (1,034,628)         (187,264)      (610,922)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      52,573      (16,818)     594,036          (126,748)      (533,453)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     105,193    1,928,517   13,451,599         1,454,035      1,368,481
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $  157,766  $ 1,911,699  $14,045,635  $      1,327,287  $     835,028
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                  FEDERATED INSURANCE SERIES                                INVESCO VARIABLE INSURANCE FUNDS (b) *
--------------------------------------------------------------  ----------------------------------------------------------------
    HIGH                                                                                                  GLOBAL      GLOBAL
   INCOME     INTERNATIONAL                      MARKET            BASIC         CORE       FINANCIAL     HEALTH       REAL
   BOND II    EQUITY II (a)*  KAUFMANN II  OPPORTUNITY II (a)*     VALUE        EQUITY       SERVICES      CARE       ESTATE
--------------------------------------------------------------------------------------------------------------------------------

$    212,792  $        1,463  $        --  $             1,234  $     1,274  $      7,698  $       140  $      --   $    45,325

      33,588           1,858        1,521                  102        5,370        15,284        2,302      4,065        12,990
         966              87          176                    6          160           993           98        223           720
--------------------------------------------------------------------------------------------------------------------------------
      34,554           1,945        1,697                  108        5,530        16,277        2,400      4,288        13,710
--------------------------------------------------------------------------------------------------------------------------------
     178,238            (482)      (1,697)               1,126       (4,256)       (8,579)      (2,260)    (4,288)       31,615
--------------------------------------------------------------------------------------------------------------------------------

     348,365         (75,504)      (3,958)              (1,565)     (23,638)       62,246       18,961      6,380      (133,555)

          --              --           --                   --           --            --           --         --            --

          --              --           --                   --           --            --           --         --            --
--------------------------------------------------------------------------------------------------------------------------------
     348,365         (75,504)      (3,958)              (1,565)     (23,638)       62,246       18,961      6,380      (133,555)
--------------------------------------------------------------------------------------------------------------------------------

    (260,908)         18,975       24,628                  714       40,560        45,440      (11,480)     5,586       238,333
--------------------------------------------------------------------------------------------------------------------------------
$    265,695  $      (57,011) $    18,973  $               275  $    12,666  $     99,107  $     5,221  $   7,678   $   136,393
================================================================================================================================

================================================================================================================================

                  FEDERATED INSURANCE SERIES                                INVESCO VARIABLE INSURANCE FUNDS (b) *
--------------------------------------------------------------  ----------------------------------------------------------------
    HIGH                                                                                                  GLOBAL      GLOBAL
   INCOME     INTERNATIONAL                      MARKET            BASIC         CORE       FINANCIAL     HEALTH       REAL
   BOND II    EQUITY II (a)*  KAUFMANN II  OPPORTUNITY II (a)*     VALUE        EQUITY       SERVICES      CARE       ESTATE
--------------------------------------------------------------------------------------------------------------------------------

$    178,238  $         (482) $    (1,697) $             1,126  $    (4,256) $     (8,579) $    (2,260) $   (4,288) $    31,615
     348,365         (75,504)      (3,958)              (1,565)     (23,638)       62,246       18,961       6,380     (133,555)

    (260,908)         18,975       24,628                  714       40,560        45,440      (11,480)      5,586      238,333
--------------------------------------------------------------------------------------------------------------------------------
     265,695         (57,011)      18,973                  275       12,666        99,107        5,221       7,678      136,393
--------------------------------------------------------------------------------------------------------------------------------

      11,972               9        9,960                   --        5,073        13,703        2,697       3,724        7,988
    (563,163)        (24,970)      (8,104)                  --      (23,291)     (124,225)     (21,714)    (60,075)     (92,684)
    (854,055)       (750,740)     (12,584)             (38,058)      80,016    (1,132,250)     (22,783)     (5,823)     (24,482)
--------------------------------------------------------------------------------------------------------------------------------

  (1,405,246)       (775,701)     (10,728)             (38,058)      61,798    (1,242,772)     (41,800)    (62,174)    (109,178)
--------------------------------------------------------------------------------------------------------------------------------
  (1,139,551)       (832,712)       8,245              (37,783)      74,464    (1,143,665)     (36,579)    (54,496)      27,215
--------------------------------------------------------------------------------------------------------------------------------
   3,114,988         832,712      121,112               37,783      302,666     1,951,460      155,347     327,402      920,298
--------------------------------------------------------------------------------------------------------------------------------
$  1,975,437  $           --  $   129,357  $                --  $   377,130  $    807,795  $   118,768  $  272,906  $   947,513
================================================================================================================================

                                                                              33

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                           INVESCO VARIABLE
                                                                  INSURANCE FUNDS (CONTINUED) (b) *          JANUS ASPEN SERIES
                                                               ---------------------------------------   --------------------------
                                                                               MID CAP
                                                                  HIGH           CORE
                                                                  YIELD         EQUITY      TECHNOLOGY    BALANCED     ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...   $   350,801   $       984   $        --   $   15,888   $      5,006
Expenses:
   Mortality and expense risk fees .........................        69,080         3,959         1,369        6,838         95,867
   Administrative fees .....................................           551           165            99          740         10,007
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................        69,631         4,124         1,468        7,578        105,874
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................       281,170        (3,140)       (1,468)       8,310       (100,868)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................     1,079,339        25,107         4,248       (6,855)      (144,986)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................            --            --            --           --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................            --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................     1,079,339        25,107         4,248       (6,855)      (144,986)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (906,374)       13,249        16,160       34,858      1,919,881
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................   $   454,135   $    35,216   $    18,940   $   36,313   $  1,674,027
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                           INVESCO VARIABLE
                                                                  INSURANCE FUNDS (CONTINUED) (b) *          JANUS ASPEN SERIES
                                                               ---------------------------------------   --------------------------
                                                                               MID CAP
                                                                  HIGH           CORE
                                                                  YIELD         EQUITY      TECHNOLOGY    BALANCED     ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................   $   281,170   $    (3,140)  $    (1,468)  $    8,310   $   (100,868)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................     1,079,339        25,107         4,248       (6,855)      (144,986)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      (906,374)       13,249        16,160       34,858      1,919,881
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................       454,135        35,216        18,940       36,313      1,674,027
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        21,743         1,535         2,480       16,522         89,610
   Contract redemptions ....................................      (502,278)      (41,714)      (13,817)     (68,134)    (1,043,243)
   Net transfers (including mortality transfers) ...........      (596,465)      (92,066)       (6,182)     169,630         50,528
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................    (1,077,000)     (132,245)      (17,519)     118,018       (903,105)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      (622,865)      (97,029)        1,421      154,331        770,922
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     4,240,680       401,191       113,750      440,139      7,569,037
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $ 3,617,815   $   304,162   $   115,171   $  594,470   $  8,339,959
===================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

                                                                                                        LAZARD
                              JANUS ASPEN SERIES (CONTINUED)                                      RETIREMENT SERIES
-------------------------------------------------------------------------------------------  ---------------------------
                GLOBAL        GROWTH                                 PERKINS                  EMERGING
                 LIFE           AND                                  MID CAP                   MARKETS    INTERNATIONAL
   FORTY     SCIENCES (c)*  INCOME (c)*     JANUS      OVERSEAS       VALUE      WORLDWIDE      EQUITY       EQUITY
------------------------------------------------------------------------------------------------------------------------

$       676  $          10  $    13,440  $    95,768  $    25,911  $       394  $    55,884  $    32,409  $       3,494

      2,642             54        7,934      112,160       53,991          725      116,423       45,859          4,010
        246              2          731       12,068        2,731           87       12,633        1,276             99
------------------------------------------------------------------------------------------------------------------------
      2,888             56        8,665      124,228       56,722          812      129,056       47,135          4,109
------------------------------------------------------------------------------------------------------------------------
     (2,212)           (46)       4,775      (28,460)     (30,811)        (418)     (73,172)     (14,726)          (615)
------------------------------------------------------------------------------------------------------------------------

    (10,660)          (489)     279,730      (91,757)      10,757           20     (250,885)     872,122         10,345

         --             --           --           --           --           --           --           --             --

         --             68           --           --           --           --           --           --             --
------------------------------------------------------------------------------------------------------------------------
    (10,660)          (421)     279,730      (91,757)      10,757           20     (250,885)     872,122         10,345
------------------------------------------------------------------------------------------------------------------------

     17,791            727     (192,631)   1,201,574      810,236        7,352    1,550,986     (454,354)          (445)
------------------------------------------------------------------------------------------------------------------------
$     4,919  $         260  $    91,874  $ 1,081,357  $   790,182  $     6,954  $ 1,226,929  $   403,042  $       9,285
========================================================================================================================

========================================================================================================================

                                                                                                        LAZARD
                              JANUS ASPEN SERIES (CONTINUED)                                      RETIREMENT SERIES
-------------------------------------------------------------------------------------------  ---------------------------
                GLOBAL        GROWTH                                 PERKINS                  EMERGING
                 LIFE           AND                                  MID CAP                   MARKETS    INTERNATIONAL
   FORTY     SCIENCES (c)*  INCOME (c)*     JANUS      OVERSEAS       VALUE      WORLDWIDE      EQUITY       EQUITY
------------------------------------------------------------------------------------------------------------------------

$    (2,212) $         (46) $     4,775  $   (28,460) $   (30,811) $      (418) $   (73,172) $   (14,726) $        (615)
    (10,660)          (421)     279,730      (91,757)      10,757           20     (250,885)     872,122         10,345

     17,791            727     (192,631)   1,201,574      810,236        7,352    1,550,986     (454,354)          (445)
------------------------------------------------------------------------------------------------------------------------
      4,919            260       91,874    1,081,357      790,182        6,954    1,226,929      403,042          9,285
------------------------------------------------------------------------------------------------------------------------

      4,609             --          402      202,355       48,965          582      161,058       15,052          2,899
    (13,740)            --     (159,833)  (1,145,725)    (452,987)     (12,245)    (963,850)    (452,859)       (89,065)
     (8,782)       (27,453)  (2,070,826)    (176,822)      91,120       13,131      (86,588)  (1,842,652)        63,670
------------------------------------------------------------------------------------------------------------------------

    (17,913)       (27,453)  (2,230,257)  (1,120,192)    (312,902)       1,468     (889,380)  (2,280,459)       (22,496)
------------------------------------------------------------------------------------------------------------------------
    (12,994)       (27,193)  (2,138,383)     (38,835)     477,280        8,422      337,549   (1,877,417)       (13,211)
------------------------------------------------------------------------------------------------------------------------
    210,057         27,193    2,138,383    9,180,690    3,860,996       49,272    9,326,023    4,933,500        235,942
------------------------------------------------------------------------------------------------------------------------
$   197,063  $          --  $        --  $ 9,141,855  $ 4,338,276  $    57,694  $ 9,663,572  $ 3,056,083  $     222,731
========================================================================================================================

                                                                              35

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                 LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                                 SERIES (CONTINUED)             VARIABLE EQUITY TRUST
                                                              ------------------------  --------------------------------------
                                                                   US                                CLEARBRIDGE  CLEARBRIDGE
                                                               SMALL-MID       US       CLEARBRIDGE     EQUITY    FUNDAMENTAL
                                                                  CAP       STRATEGIC    AGGRESSIVE     INCOME      ALL CAP
                                                                 EQUITY      EQUITY        GROWTH       BUILDER    VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $     4,668  $     2,008  $        99  $     2,194  $   2,657
Expenses:
   Mortality and expense risk fees .........................       21,788        4,336        1,299          777      2,606
   Administrative fees .....................................        1,450          128           19           10         37
------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       23,238        4,464        1,318          787      2,643
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (18,570)      (2,456)      (1,219)       1,407         14
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................     (107,690)     (30,854)      (2,001)      (2,137)   (11,680)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................       96,339           --           --           --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................       36,215           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       24,864      (30,854)      (2,001)      (2,137)   (11,680)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      296,617       61,565       14,077        5,702     31,954
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $   302,911  $    28,255  $    10,857  $     4,972  $  20,288
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                 LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                                 SERIES (CONTINUED)             VARIABLE EQUITY TRUST
                                                              ------------------------  --------------------------------------
                                                                   US                                CLEARBRIDGE  CLEARBRIDGE
                                                               SMALL-MID       US       CLEARBRIDGE     EQUITY    FUNDAMENTAL
                                                                  CAP       STRATEGIC    AGGRESSIVE     INCOME      ALL CAP
                                                                 EQUITY      EQUITY        GROWTH       BUILDER    VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $   (18,570) $    (2,456) $    (1,219) $     1,407  $        14
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       24,864      (30,854)      (2,001)      (2,137)     (11,680)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      296,617       61,565       14,077        5,702       31,954
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      302,911       28,255       10,857        4,972       20,288
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        9,551        2,405           --          248          829
   Contract redemptions ....................................     (307,006)     (32,136)     (20,921)      (2,873)     (36,926)
   Net transfers (including mortality transfers) ...........     (115,946)      (4,119)      34,910       22,824        5,791
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................     (413,401)     (33,850)      13,989       20,199      (30,306)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     (110,490)      (5,595)      24,846       25,171      (10,018)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    1,846,577      301,879       67,776       42,417      178,359
------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $ 1,736,087  $   296,284  $    92,622  $    67,588  $   168,341
==============================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE           LEGG MASON
EQUITY TRUST     PARTNERS VARIABLE                 LORD                          NEUBERGER BERMAN ADVISERS
 (CONTINUED)        INCOME TRUST            ABBETT SERIES FUND                        MANAGEMENT TRUST
------------  ------------------------  --------------------------  ---------------------------------------------------
CLEARBRIDGE     WESTERN      WESTERN
   LARGE         ASSET        ASSET                      GROWTH                                                SHORT
    CAP       GLOBAL HIGH   STRATEGIC       CAPITAL        AND        MID-CAP                                DURATION
  GROWTH      YIELD BOND      BOND      STRUCTURE (e)    INCOME        GROWTH     PARTNERS      REGENCY        BOND
-----------------------------------------------------------------------------------------------------------------------

$         76  $   279,846  $    10,338  $      14,280  $    19,999  $        --  $    12,174  $     3,783  $    77,316

       1,223       34,139        5,450          6,705       49,165        6,867       24,974        5,461       27,452
          12           45          265            297        4,239          291        1,688          125          936
-----------------------------------------------------------------------------------------------------------------------
       1,235       34,184        5,715          7,002       53,404        7,158       26,662        5,586       28,388
-----------------------------------------------------------------------------------------------------------------------
      (1,159)     245,662        4,623          7,278      (33,405)      (7,158)     (14,488)      (1,803)      48,928
-----------------------------------------------------------------------------------------------------------------------

       6,006       22,585       12,906         (4,851)    (168,022)      54,928     (404,890)      10,719      (19,742)

          --           --           --             --           --           --           --           --           --

          --           --           --             --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
       6,006       22,585       12,906         (4,851)    (168,022)      54,928     (404,890)      10,719      (19,742)
-----------------------------------------------------------------------------------------------------------------------

       2,070       10,750       19,905         59,056      746,387       66,818      664,705       89,236       39,878
-----------------------------------------------------------------------------------------------------------------------
$      6,917  $   278,997  $    37,434  $      61,483  $   544,960  $   114,588  $   245,327  $    98,152  $    69,064
=======================================================================================================================

=======================================================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE           LEGG MASON
EQUITY TRUST     PARTNERS VARIABLE                 LORD                          NEUBERGER BERMAN ADVISERS
 (CONTINUED)        INCOME TRUST            ABBETT SERIES FUND                        MANAGEMENT TRUST
------------  ------------------------  --------------------------  ---------------------------------------------------
CLEARBRIDGE     WESTERN      WESTERN
   LARGE         ASSET        ASSET                      GROWTH                                                SHORT
    CAP       GLOBAL HIGH   STRATEGIC       CAPITAL        AND        MID-CAP                                DURATION
  GROWTH      YIELD BOND      BOND      STRUCTURE (e)    INCOME        GROWTH     PARTNERS      REGENCY        BOND
-----------------------------------------------------------------------------------------------------------------------

$     (1,159) $   245,662  $     4,623  $       7,278  $   (33,405) $    (7,158) $   (14,488) $    (1,803) $    48,928
       6,006       22,585       12,906         (4,851)    (168,022)      54,928     (404,890)      10,719      (19,742)

       2,070       10,750       19,905         59,056      746,387       66,818      664,705       89,236       39,878
-----------------------------------------------------------------------------------------------------------------------
       6,917      278,997       37,434         61,483      544,960      114,588      245,327       98,152       69,064
-----------------------------------------------------------------------------------------------------------------------

         583        1,524           --          8,719       69,363        2,294       10,637        1,258       20,097
     (26,668)    (219,065)     (25,606)       (61,899)    (543,002)    (132,152)    (455,238)     (17,518)    (271,908)
      (4,868)   3,021,387      180,901         16,291      (72,267)    (100,712)      18,745      319,912     (416,919)
-----------------------------------------------------------------------------------------------------------------------

     (30,953)   2,803,846      155,295        (36,889)    (545,906)    (230,570)    (425,856)     303,652     (668,730)
-----------------------------------------------------------------------------------------------------------------------
     (24,036)   3,082,843      192,729         24,594         (946)    (115,982)    (180,529)     401,804     (599,666)
-----------------------------------------------------------------------------------------------------------------------
      90,605      243,117      224,070        506,868    3,882,052      676,999    1,902,541      169,475    2,043,929
-----------------------------------------------------------------------------------------------------------------------
$     66,569  $ 3,325,960  $   416,799  $     531,462  $ 3,881,106  $   561,017  $ 1,722,012  $   571,279  $ 1,444,263
=======================================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                NEUBERGER BERMAN
                                                               ADVISERS MANAGEMENT               NORTHERN LIGHTS
                                                                TRUST (CONTINUED)                 VARIABLE TRUST
                                                              ---------------------  --------------------------------------
                                                                                                                   JNF
                                                                                                                  LOOMIS
                                                              SMALL-CAP   SOCIALLY       JNF           JNF        SAYLES
                                                                GROWTH   RESPONSIVE   BALANCED        EQUITY     BOND (f)*
----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $      --  $       70  $   118,208  $    118,040  $        40
Expenses:
   Mortality and expense risk fees .........................        487       3,130      109,098       197,214           32
   Administrative fees .....................................         22         118       10,768        20,357            1
----------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................        509       3,248      119,866       217,571           33
----------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................       (509)     (3,178)      (1,658)      (99,531)           7
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................       (166)     (3,164)    (101,542)     (597,397)      (7,421)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................         --          --           --            --        7,915
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................         --          --           --            --           --
----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       (166)     (3,164)    (101,542)     (597,397)         494
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      7,618      44,308      924,216     4,117,487         (656)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $   6,943  $   37,966  $   821,016  $  3,420,559  $      (155)
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                NEUBERGER BERMAN
                                                               ADVISERS MANAGEMENT               NORTHERN LIGHTS
                                                                TRUST (CONTINUED)                 VARIABLE TRUST
                                                              ---------------------  --------------------------------------
                                                                                                                   JNF
                                                                                                                  LOOMIS
                                                              SMALL-CAP   SOCIALLY       JNF           JNF        SAYLES
                                                                GROWTH   RESPONSIVE   BALANCED        EQUITY     BOND (f)*
----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $    (509) $   (3,178) $    (1,658) $    (99,531) $         7
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       (166)     (3,164)    (101,542)     (597,397)         494
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      7,618      44,308      924,216     4,117,487         (656)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      6,943      37,966      821,016     3,420,559         (155)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....      2,317       1,007      143,901       297,364           --
   Contract redemptions ....................................     (4,663)     (8,555)    (761,589)   (1,334,910)          --
   Net transfers (including mortality transfers) ...........     46,069      (2,039)    (194,145)      (98,715)     (22,747)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................     43,723      (9,587)    (811,833)   (1,136,261)     (22,747)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     50,666      28,379        9,183     2,284,298      (22,902)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     22,445     183,745    8,600,664    14,737,911       22,902
----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $  73,111  $  212,124  $ 8,609,847  $ 17,022,209  $        --
============================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
   TRUST
(CONTINUED)                                                             PIMCO VARIABLE INSURANCE TRUST
------------  ---------------------------------------------------------------------------------------------------------------
                                                          FOREIGN
    JNF                      COMMODITY-     EMERGING        BOND         GLOBAL                      LONG
   MONEY           ALL       REALRETURN      MARKETS     US DOLLAR-       BOND          HIGH        TERM US         LOW
   MARKET         ASSET       STRATEGY        BOND         HEDGED       UNHEDGED        YIELD      GOVERNMENT     DURATION
-----------------------------------------------------------------------------------------------------------------------------

$      1,849  $     20,865  $     32,295  $      6,064  $      1,743  $      6,701  $     85,368  $      7,444  $     14,129

     167,582         3,503         2,496         1,919         1,400         3,385        18,804         3,559        15,047
      10,225           370           253            64            74           229           548           147           227
-----------------------------------------------------------------------------------------------------------------------------
     177,807         3,873         2,749         1,983         1,474         3,614        19,352         3,706        15,274
-----------------------------------------------------------------------------------------------------------------------------
    (175,958)       16,992        29,546         4,081           269         3,087        66,016         3,738        (1,145)
-----------------------------------------------------------------------------------------------------------------------------

          --        (5,253)      (22,981)       16,623         1,915         9,669         7,813          (902)         (924)

          --            --         5,202            --         1,193         5,558            --         8,893         2,040

          --            --            --            --           226         1,111            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
          --        (5,253)      (17,779)       16,623         3,334        16,338         7,813         7,991         1,116
-----------------------------------------------------------------------------------------------------------------------------

          --        18,012        28,213        (2,490)        1,761        10,107        77,914       (22,150)       36,985
-----------------------------------------------------------------------------------------------------------------------------
$   (175,958) $     29,751  $     39,980  $     18,214  $      5,364  $     29,532  $    151,743  $    (10,421) $     36,956
=============================================================================================================================

=============================================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
   TRUST
(CONTINUED)                                                             PIMCO VARIABLE INSURANCE TRUST
------------  ---------------------------------------------------------------------------------------------------------------
                                                          FOREIGN
    JNF                      COMMODITY-     EMERGING        BOND         GLOBAL                      LONG
   MONEY           ALL       REALRETURN      MARKETS     US DOLLAR-       BOND          HIGH        TERM US         LOW
   MARKET         ASSET       STRATEGY        BOND         HEDGED       UNHEDGED        YIELD      GOVERNMENT     DURATION
-----------------------------------------------------------------------------------------------------------------------------

$   (175,958) $     16,992  $     29,546  $      4,081  $        269  $      3,087  $     66,016  $      3,738  $     (1,145)
          --        (5,253)      (17,779)       16,623         3,334        16,338         7,813         7,991         1,116

          --        18,012        28,213        (2,490)        1,761        10,107        77,914       (22,150)       36,985
-----------------------------------------------------------------------------------------------------------------------------
    (175,958)       29,751        39,980        18,214         5,364        29,532       151,743       (10,421)       36,956
-----------------------------------------------------------------------------------------------------------------------------

     527,564         7,003         5,434           393         1,039           885       528,083        85,893            67
  (2,309,979)       (7,054)       (2,523)      (13,020)     (141,113)       (8,162)      (58,565)      (33,481)     (223,939)
     367,291           563        82,287        80,210       144,260        (4,151)    2,040,963       296,549      (531,586)
-----------------------------------------------------------------------------------------------------------------------------

  (1,415,124)          512        85,198        67,583         4,186       (11,428)    2,510,481       348,961      (755,458)
-----------------------------------------------------------------------------------------------------------------------------
  (1,591,082)       30,263       125,178        85,797         9,550        18,104     2,662,224       338,540      (718,502)
-----------------------------------------------------------------------------------------------------------------------------
  12,548,002       281,029       179,780        23,964        48,367       173,233        69,856        49,061     1,338,479
-----------------------------------------------------------------------------------------------------------------------------
$ 10,956,920  $    311,292  $    304,958  $    109,761  $     57,917  $    191,337  $  2,732,080  $    387,601  $    619,977
=============================================================================================================================

                                                                              39

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=========================================================================================================================

                                                                     PIMCO VARIABLE                   PIONEER VARIABLE
                                                               INSURANCE TRUST (CONTINUED)            CONTRACTS TRUST
                                                        ----------------------------------------   ----------------------
                                                             REAL       SHORT-            TOTAL      CULLEN     EMERGING
                                                            RETURN       TERM             RETURN     VALUE      MARKETS
-------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ...............................   $    41,654   $    16,747   $    111,340   $     564   $   1,303
Expenses:
   Mortality and expense risk fees ..................        41,393        32,125         66,522       1,117       4,983
   Administrative fees ..............................         2,272           319          2,802         128         310
-------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................        43,665        32,444         69,324       1,245       5,293
-------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................        (2,011)      (15,697)        42,016        (681)     (3,990)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................        70,557        37,367        134,706      (3,553)      3,222
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .........................................        21,633         1,262        120,059          --          --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .........................................         2,163         1,045          7,468          --          --
-------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ...............................        94,353        39,674        262,233      (3,553)      3,222
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................        94,052       (14,149)          (306)      8,852      44,762
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...................................   $   186,394   $     9,828   $    303,943   $   4,618   $  43,994
=========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=========================================================================================================================

                                                                     PIMCO VARIABLE                   PIONEER VARIABLE
                                                               INSURANCE TRUST (CONTINUED)            CONTRACTS TRUST
                                                        ----------------------------------------   ----------------------
                                                             REAL       SHORT-            TOTAL      CULLEN     EMERGING
                                                            RETURN       TERM             RETURN     VALUE      MARKETS
-------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $    (2,011)  $   (15,697)  $     42,016   $    (681)  $  (3,990)
   Net realized gain (loss) on investments in
     portfolio shares ...............................        94,353        39,674        262,233      (3,553)      3,222
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................        94,052       (14,149)          (306)      8,852      44,762
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...................................       186,394         9,828        303,943       4,618      43,994
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ......................................        98,971        11,850         92,855       3,781       4,845
   Contract redemptions .............................      (512,376)     (478,063)      (994,823)     (1,495)    (25,576)
   Net transfers (including mortality transfers) ....      (227,063)      420,783       (397,900)     73,458    (211,406)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................      (640,468)      (45,430)    (1,299,868)     75,744    (232,137)
-------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......      (454,074)      (35,602)      (995,925)     80,362    (188,143)
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................     3,055,474     1,531,185      4,721,145      26,691     446,017
-------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................   $ 2,601,400   $ 1,495,583   $  3,725,220   $ 107,053   $ 257,874
=========================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

                                                                                                         RYDEX
                                                                                    ROYCE               VARIABLE
              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                       CAPITAL FUND            TRUST
-----------------------------------------------------------------------   -------------------------   ------------
  EQUITY                     HIGH       MID CAP      MONEY    STRATEGIC
  INCOME       FUND         YIELD        VALUE      MARKET      INCOME     MICRO-CAP     SMALL-CAP       BANKING
------------------------------------------------------------------------------------------------------------------

$  15,551   $    4,420   $    45,755   $   1,076   $     15   $   8,561   $    16,132   $     1,760   $     1,101

   10,383        6,546        13,414       1,398        774       2,271        12,786        28,329         7,315
      544          124            88         112         93          92           498           732           100
------------------------------------------------------------------------------------------------------------------
   10,927        6,670        13,502       1,510        867       2,363        13,284        29,061         7,415
------------------------------------------------------------------------------------------------------------------
    4,624       (2,250)       32,253        (434)      (852)      6,198        2,848       (27,301)       (6,314)
------------------------------------------------------------------------------------------------------------------

  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476       176,438

       --           --            --          --         --          --            --            --            --

       --           --            --          --         --          --            --            --            --
------------------------------------------------------------------------------------------------------------------
  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476       176,438
------------------------------------------------------------------------------------------------------------------

  131,677       16,118      (173,029)      2,744         --      (1,168)      273,709       148,259       (62,586)
------------------------------------------------------------------------------------------------------------------
$ 125,154   $   43,416   $   147,251   $  13,394   $   (852)  $  15,465   $   212,100   $   270,434   $   107,538
==================================================================================================================

==================================================================================================================

                                                                                                         RYDEX
                                                                                    ROYCE               VARIABLE
              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                       CAPITAL FUND            TRUST
-----------------------------------------------------------------------   -------------------------   ------------
  EQUITY                     HIGH       MID CAP      MONEY    STRATEGIC
  INCOME       FUND         YIELD        VALUE      MARKET      INCOME     MICRO-CAP     SMALL-CAP       BANKING
------------------------------------------------------------------------------------------------------------------

$   4,624   $  (2,250)   $    32,253   $   (434)   $   (852)  $   6,198   $     2,848   $  (27,301)   $    (6,314)
  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476       176,438

  131,677       16,118      (173,029)      2,744         --      (1,168)      273,709       148,259       (62,586)
------------------------------------------------------------------------------------------------------------------
  125,154       43,416       147,251      13,394       (852)     15,465       212,100       270,434       107,538
------------------------------------------------------------------------------------------------------------------

   13,097        9,568         3,300         920         --         333         8,386        11,064         4,680
  (49,609)    (110,156)     (171,427)    (37,455)        --     (82,209)     (208,556)     (393,715)      (19,809)
  (20,612)    (211,527)      260,938      61,593         --      81,172       170,650       204,936      (644,869)
------------------------------------------------------------------------------------------------------------------

  (57,124)    (312,115)       92,811      25,058         --       (704)      (29,520)      (177,715)     (659,998)
------------------------------------------------------------------------------------------------------------------
   68,030     (268,699)      240,062      38,452       (852)     14,761       182,580        92,719      (552,460)
------------------------------------------------------------------------------------------------------------------
  781,093      622,034     1,397,275      81,278     62,331     180,143       828,390     1,891,537       652,785
------------------------------------------------------------------------------------------------------------------
$ 849,123   $  353,335   $ 1,637,337   $ 119,730   $ 61,479   $ 194,904   $ 1,010,970   $ 1,984,256   $   100,325
==================================================================================================================

                                                                              41

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                   BASIC                      COMMODITIES   CONSUMER      DOW 2X
                                                                MATERIALS    BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ................................................   $     5,027   $          --   $        --   $  12,029   $     8,821
Expenses:
   Mortality and expense risk fees .........................        14,938          12,424         2,098       7,564        21,681
   Administrative fees .....................................           271             215            62         283           331
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................        15,209          12,639         2,160       7,847        22,012
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................       (10,182)        (12,639)       (2,160)      4,182       (13,191)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .......................        99,404          47,320        (2,724)     43,119        86,915
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................            --              --            --          --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................            --              --            --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ......................................        99,404          47,320        (2,724)     43,119        86,915
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................        67,953          32,920         7,156      45,724       163,125
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................   $   157,175   $      67,601   $     2,272   $  93,025   $   236,849
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                   BASIC                      COMMODITIES   CONSUMER      DOW 2X
                                                                MATERIALS    BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................   $   (10,182)  $     (12,639)  $    (2,160)  $   4,182   $   (13,191)
   Net realized gain (loss) on investments in
     portfolio shares ......................................        99,404          47,320        (2,724)     43,119        86,915
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares .....        67,953          32,920         7,156      45,724       163,125
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................       157,175          67,601         2,272      93,025       236,849
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         6,752           4,509         1,265         199         1,714
   Contract redemptions ....................................      (113,317)       (105,779)      (10,051)    (45,822)     (277,260)
   Net transfers (including mortality transfers) ...........      (266,607)        260,219         3,514     590,179       520,250
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................      (373,172)        158,949        (5,272)    544,556       244,704
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      (215,997)        226,550        (3,000)    637,581       481,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,254,709         602,607       167,854     286,523     1,005,597
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $ 1,038,712   $     829,157   $   164,854   $ 924,104   $ 1,487,150
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT
                                                                         LONG                                 INVERSE
                               ENERGY     EUROPE 1.25X   FINANCIAL    BOND 1.2X      HEALTH                   DOW 2X
ELECTRONICS      ENERGY       SERVICES      STRATEGY      SERVICES     STRATEGY       CARE       INTERNET    STRATEGY
-----------------------------------------------------------------------------------------------------------------------

$        --   $    11,744   $        --   $      2,318   $   1,583   $    32,130   $    1,155   $      --   $       --

      1,108        30,905        30,507          2,941       2,438        19,644        6,702       1,659       10,005
         86           951           762            281         133         1,293          331          65          662
-----------------------------------------------------------------------------------------------------------------------
      1,194        31,856        31,269          3,222       2,571        20,937        7,033       1,724       10,667
-----------------------------------------------------------------------------------------------------------------------
     (1,194)      (20,112)      (31,269)          (904)       (988)       11,193       (5,878)     (1,724)     (10,667)
-----------------------------------------------------------------------------------------------------------------------
    (21,646)      195,433        (6,449)       (89,249)     13,070        (5,571)      15,460       3,718     (217,089)

     27,471            --            --             --          --            --           --          --           --

         --            --            --             --          --            --           --          --           --
-----------------------------------------------------------------------------------------------------------------------
      5,825       195,433        (6,449)       (89,249)     13,070        (5,571)      15,460       3,718     (217,089)
-----------------------------------------------------------------------------------------------------------------------

    (12,546)      305,649       355,721          8,517       6,724       126,858       16,287       6,104      (31,317)
-----------------------------------------------------------------------------------------------------------------------
$    (7,915)  $   480,970   $   318,003   $    (81,636)  $  18,806   $   132,480   $   25,869   $   8,098   $ (259,073)
=======================================================================================================================

=======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT
                                                                         LONG                                 INVERSE
                               ENERGY     EUROPE 1.25X   FINANCIAL    BOND 1.2X      HEALTH                   DOW 2X
ELECTRONICS      ENERGY       SERVICES      STRATEGY      SERVICES     STRATEGY       CARE       INTERNET    STRATEGY
-----------------------------------------------------------------------------------------------------------------------

$    (1,194)  $   (20,112)  $   (31,269)  $       (904)  $    (988)  $    11,193   $   (5,878)  $  (1,724)  $  (10,667)
      5,825       195,433        (6,449)       (89,249)     13,070        (5,571)      15,460       3,718     (217,089)

    (12,546)      305,649       355,721          8,517       6,724       126,858       16,287       6,104      (31,317)
-----------------------------------------------------------------------------------------------------------------------
     (7,915)      480,970       318,003        (81,636)     18,806       132,480       25,869       8,098     (259,073)
-----------------------------------------------------------------------------------------------------------------------

        196        28,350        27,435            596          (2)        4,582          547         224        5,987
     (4,352)     (233,168)     (204,218)       (18,755)    (19,127)     (181,946)     (79,300)     (8,789)     (15,563)
    (72,747)      174,828      (305,730)      (225,192)     25,511       592,440      (68,166)    (47,795)     191,914
-----------------------------------------------------------------------------------------------------------------------

    (76,903)      (29,990)     (482,513)      (243,351)      6,382       415,076     (146,919)    (56,360)     182,338
-----------------------------------------------------------------------------------------------------------------------
    (84,818)      450,980      (164,510)      (324,987)     25,188       547,556     (121,050)    (48,262)     (76,735)
-----------------------------------------------------------------------------------------------------------------------
    167,095     2,113,668     2,404,460        476,430     129,025       571,992      513,637     199,646      527,552
-----------------------------------------------------------------------------------------------------------------------
$    82,277   $ 2,564,648   $ 2,239,950   $    151,443   $ 154,213   $ 1,119,548   $  392,587   $ 151,384   $  450,817
=======================================================================================================================

                                                                              43

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=====================================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                       --------------------------------------------------------------
                                                         INVERSE                                INVERSE
                                                       GOVERNMENT    INVERSE      INVERSE       RUSSELL     INVERSE
                                                        LONG BOND    MID-CAP   NASDAQ-100(R)    2000(R)     S&P 500
                                                        STRATEGY    STRATEGY      STRATEGY      STRATEGY    STRATEGY
---------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..............................   $       --   $     --   $          --   $      --   $      --
Expenses:
   Mortality and expense risk fees .................        6,423        597           4,086       8,515       5,275
   Administrative fees .............................          144         17             157          43         250
---------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................        6,567        614           4,243       8,558       5,525
---------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................       (6,567)      (614)         (4,243)     (8,558)     (5,525)
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............      (42,224)   (21,286)        (31,857)   (120,842)    (67,424)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................           --         --              --          --          --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................           --         --              --          --          --
---------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ..............................      (42,224)   (21,286)        (31,857)   (120,842)    (67,424)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................      (20,357)      (733)         (9,488)     (1,987)    (11,527)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................   $  (69,148)  $(22,633)  $     (45,588)  $(131,387)  $ (84,476)
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=====================================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                       --------------------------------------------------------------
                                                         INVERSE                                INVERSE
                                                       GOVERNMENT    INVERSE      INVERSE       RUSSELL     INVERSE
                                                        LONG BOND    MID-CAP   NASDAQ-100(R)    2000(R)     S&P 500
                                                        STRATEGY    STRATEGY      STRATEGY      STRATEGY    STRATEGY
---------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $   (6,567)  $   (614)  $      (4,243)  $  (8,558)  $  (5,525)
   Net realized gain (loss) on investments in
     portfolio shares ..............................      (42,224)   (21,286)        (31,857)   (120,842)    (67,424)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................      (20,357)      (733)         (9,488)     (1,987)    (11,527)
---------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................     (69,148)   (22,633)        (45,588)   (131,387)    (84,476)
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .....................................            8        813           5,055         622         770
   Contract redemptions ............................      (20,960)      (770)        (19,916)    (46,614)    (29,029)
   Net transfers (including mortality transfers) ...      (46,100)    20,031         122,202     145,655      41,710
---------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............      (67,052)    20,074         107,341      99,663      13,451
---------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......     (136,200)    (2,559)         61,753     (31,724)    (71,025)
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................      440,794      9,743         149,353     125,289     260,086
---------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................   $  304,594   $  7,184   $     211,106   $  93,565   $ 189,061
=====================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                            MID CAP     MULTI-CAP
 JAPAN 2X                    1.5X         CORE                       NASDAQ-100(R)                    PRECIOUS       REAL
 STRATEGY    LEISURE       STRATEGY    EQUITY (g)*   NASDAQ-100(R)    2X STRATEGY        NOVA          METALS       ESTATE
----------------------------------------------------------------------------------------------------------------------------

$       --   $       45   $       --   $         7   $          --   $          --   $      2,949   $       159   $  21,823

     3,754          983        6,054             5          34,995          14,780         17,550        56,481       8,192
       185           40          348            --           3,001             675          1,745         1,360         242
----------------------------------------------------------------------------------------------------------------------------
     3,939        1,023        6,402             5          37,996          15,455         19,295        57,841       8,434
----------------------------------------------------------------------------------------------------------------------------
    (3,939)        (978)      (6,402)            2         (37,996)        (15,455)       (16,346)      (57,682)     13,389
----------------------------------------------------------------------------------------------------------------------------

   (81,585)     (25,118)     164,796           431         152,558         339,440        197,687       371,939      (3,431)

        --           --           --            --              --              --             --            --          --

        --           --           --            --              --              --             --            --          --
----------------------------------------------------------------------------------------------------------------------------
   (81,585)     (25,118)     164,796           431         152,558         339,440        197,687       371,939      (3,431)
----------------------------------------------------------------------------------------------------------------------------

     5,527       (1,494)      38,885          (308)        236,621         (51,620)        15,004       708,661      43,746
----------------------------------------------------------------------------------------------------------------------------
$  (79,997)  $  (27,590)  $  197,279   $       125   $     351,183   $     272,365   $    196,345   $ 1,022,918   $  53,704
============================================================================================================================

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                            MID CAP     MULTI-CAP
 JAPAN 2X                    1.5X         CORE                       NASDAQ-100(R)                    PRECIOUS       REAL
 STRATEGY    LEISURE       STRATEGY    EQUITY (g)*   NASDAQ-100(R)    2X STRATEGY        NOVA          METALS       ESTATE
----------------------------------------------------------------------------------------------------------------------------

$   (3,939)  $     (978)  $   (6,402)  $         2   $     (37,996)  $     (15,455)  $    (16,346)  $   (57,682)  $  13,389
   (81,585)     (25,118)     164,796           431         152,558         339,440        197,687       371,939      (3,431)

     5,527       (1,494)      38,885          (308)        236,621         (51,620)        15,004       708,661      43,746
----------------------------------------------------------------------------------------------------------------------------
   (79,997)     (27,590)     197,279           125         351,183         272,365        196,345     1,022,918      53,704
----------------------------------------------------------------------------------------------------------------------------

       150           26        3,391            --          12,704             656              2        13,151         606
   (24,714)     (13,870)     (47,539)           --        (170,328)       (175,973)      (132,274)     (447,801)    (52,176)
   (41,718)      35,450      (16,760)       (1,259)       (438,057)        361,709       (156,799)      (37,885)    704,024
----------------------------------------------------------------------------------------------------------------------------

   (66,282)      21,606      (60,908)       (1,259)       (595,681)        186,392       (289,071)     (472,535)    652,454
----------------------------------------------------------------------------------------------------------------------------
  (146,279)      (5,984)     136,371        (1,134)       (244,498)        458,757        (92,726)      550,383     706,158
----------------------------------------------------------------------------------------------------------------------------
   378,884       52,555      520,918         1,134       2,951,923       1,103,524      1,554,159     3,806,296     253,154
----------------------------------------------------------------------------------------------------------------------------
$  232,605   $   46,571   $  657,289   $        --   $   2,707,425   $   1,562,281   $  1,461,433   $ 4,356,679   $ 959,312
============================================================================================================================

                                                                              45

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                             RUSSELL       RUSSELL                    S&P 500
                                                                          2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE
                                                              RETAILING     STRATEGY      STRATEGY      STRATEGY       GROWTH
                                                              ------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $      --   $         --   $       --   $        --   $        --
Expenses:
   Mortality and expense risk fees ........................       1,384          5,511        3,034        18,823        12,515
   Administrative fees ....................................         116            416           61           607           675
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................       1,500          5,927        3,095        19,430        13,190
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................      (1,500)        (5,927)      (3,095)      (19,430)      (13,190)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................      10,468         32,901     (147,057)      136,805       184,974
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................          --             --           --            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................          --             --           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares .....................................      10,468         32,901     (147,057)      136,805       184,974
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................       6,897         22,866       23,116       (15,479)       69,545
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................   $  15,865   $     49,840   $ (127,036)  $   101,896   $   241,329
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                             RUSSELL       RUSSELL                    S&P 500
                                                                          2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE
                                                              RETAILING     STRATEGY      STRATEGY      STRATEGY       GROWTH
                                                              ------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $  (1,500)  $     (5,927)  $   (3,095)  $   (19,430)  $   (13,190)
   Net realized gain (loss) on investments in
     portfolio shares .....................................      10,468         32,901     (147,057)      136,805       184,974
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....       6,897         22,866       23,116       (15,479)       69,545
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................      15,865         49,840     (127,036)      101,896       241,329
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....         105            850           45         5,403         2,743
   Contract redemptions ...................................     (41,469)       (58,065)      (9,961)     (252,592)     (161,879)
   Net transfers (including mortality transfers) ..........      14,168        344,802      399,467      (646,291)     (109,316)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................     (27,196)       287,587      389,551      (893,480)     (268,452)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............     (11,331)       337,427      262,515      (791,584)      (27,123)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      96,321        384,865       65,788     1,790,839     1,017,683
--------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................   $  84,990   $    722,292   $  328,303   $   999,255   $   990,560
================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  S&P          S&P           S&P           S&P           SGI            SGI             SGI             SGI
  S&P 500       MIDCAP        MIDCAP       SMALLCAP     SMALLCAP         CLS            CLS          ALL-ASSET       ALL-ASSET
    PURE       400 PURE      400 PURE      600 PURE     600 PURE     ADVISORONE      ADVISORONE      AGGRESSIVE    CONSERVATIVE
   VALUE        GROWTH        VALUE         GROWTH        VALUE     AMERIGO (h)*   CLERMONT (h)*   STRATEGY (h)*   STRATEGY (h)*
---------------------------------------------------------------------------------------------------------------------------------

$    12,940   $        --   $    6,681   $        --   $       --   $      1,365   $       7,664   $         297   $         571

     12,949         8,891       13,885        10,920        9,961         21,626           5,731             398             117
        572           366          482           250          528          1,383             549              47              14
---------------------------------------------------------------------------------------------------------------------------------
     13,521         9,257       14,367        11,170       10,489         23,009           6,280             445             131
---------------------------------------------------------------------------------------------------------------------------------
       (581)       (9,257)      (7,686)      (11,170)     (10,489)       (21,644)          1,384            (148)            440
---------------------------------------------------------------------------------------------------------------------------------

    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41

         --            --           --            --           --             --              --              --              --

         --            --           --            --           --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41
---------------------------------------------------------------------------------------------------------------------------------

     14,275       101,002       30,264       (74,141)      31,874        242,506          51,151           3,872             315
---------------------------------------------------------------------------------------------------------------------------------
$   121,223   $   196,146   $   53,601   $    33,773   $   36,434   $    188,922   $      41,558   $       3,798   $         796
=================================================================================================================================

=================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  S&P          S&P           S&P           S&P           SGI            SGI             SGI             SGI
  S&P 500       MIDCAP        MIDCAP       SMALLCAP     SMALLCAP         CLS            CLS          ALL-ASSET       ALL-ASSET
    PURE       400 PURE      400 PURE      600 PURE     600 PURE     ADVISORONE      ADVISORONE      AGGRESSIVE    CONSERVATIVE
   VALUE        GROWTH        VALUE         GROWTH        VALUE     AMERIGO (h)*   CLERMONT (h)*   STRATEGY (h)*   STRATEGY (h)*
---------------------------------------------------------------------------------------------------------------------------------

$      (581)   $   (9,257)   $  (7,686)  $   (11,170)  $  (10,489)  $    (21,644)  $       1,384   $        (148)  $         440
    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41

     14,275       101,002       30,264       (74,141)      31,874        242,506          51,151           3,872             315
---------------------------------------------------------------------------------------------------------------------------------
    121,223       196,146       53,601        33,773       36,434        188,922          41,558           3,798             796
---------------------------------------------------------------------------------------------------------------------------------

      5,597         4,621        2,633         3,737        1,935         40,483           1,818          17,220             854
   (218,438)     (194,367)    (309,764)     (154,340)    (113,309)      (147,038)        (81,410)            (30)         (1,549)
  1,644,915       377,236      (66,066)     (624,260)     112,625         (8,213)          2,062              --          22,569
---------------------------------------------------------------------------------------------------------------------------------

  1,432,074       187,490     (373,197)     (774,863)       1,251       (114,768)        (77,530)         17,190          21,874
---------------------------------------------------------------------------------------------------------------------------------
  1,553,297       383,636     (319,596)     (741,090)      37,685         74,154         (35,972)         20,988          22,670
---------------------------------------------------------------------------------------------------------------------------------
    557,808     1,033,735      878,818     1,137,511      325,721      1,477,195         475,647          21,867             697
---------------------------------------------------------------------------------------------------------------------------------
$ 2,111,105   $ 1,417,371   $  559,222   $   396,421   $  363,406   $  1,551,349   $     439,675   $      42,855   $      23,367
---------------------------------------------------------------------------------------------------------------------------------

                                                                              47

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                            SGI              SGI              SGI
                                                         ALL-ASSET          MULTI-         U.S. LONG     STRENGTHENING
                                                          MODERATE          HEDGE            SHORT         DOLLAR 2X
                                                       STRATEGY (h)*   STRATEGIES (h)*   MOMENTUM (i)*      STRATEGY     TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .........................................  $       4,018   $            --   $          --   $          --   $       --
Expenses:
   Mortality and expense risk fees ..................          2,414               241           2,483           2,678        2,867
   Administrative fees ..............................            273                 6              54              32          188
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................          2,687               247           2,537           2,710        3,055
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................          1,331              (247)         (2,537)         (2,710)      (3,055)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................         (2,358)             (171)         (7,422)        (65,862)      20,756
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........             --                --              --              --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........             --                --              --              --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ...............................         (2,358)             (171)         (7,422)        (65,862)      20,756
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............         14,682             1,024          20,844           2,903        2,781
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..............................  $      13,655   $           606   $      10,885   $     (65,669)  $   20,482
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                            SGI              SGI              SGI
                                                         ALL-ASSET          MULTI-         U.S. LONG     STRENGTHENING
                                                          MODERATE          HEDGE            SHORT         DOLLAR 2X
                                                       STRATEGY (h)*   STRATEGIES (h)*   MOMENTUM (i)*      STRATEGY     TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................  $       1,331   $          (247)  $      (2,537)  $      (2,710)  $   (3,055)
   Net realized gain (loss) on investments in
     portfolio shares ...............................         (2,358)             (171)         (7,422)        (65,862)      20,756
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................         14,682             1,024          20,844           2,903        2,781
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..............................         13,655               606          10,885         (65,669)      20,482
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
     (including breakage) ...........................         89,040                 1           2,122             196          102
   Contract redemptions .............................        (33,545)             (761)        (27,807)         (6,375)     (17,815)
   Net transfers (including mortality transfers) ....           (519)            4,659         (28,335)          7,328       52,133
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................         54,976             3,899         (54,020)          1,149       34,420
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........         68,631             4,505         (43,135)        (64,520)      54,902
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................        132,513            10,357         181,457          72,834      176,513
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ....................  $     201,144   $        14,862   $     138,322   $       8,314   $  231,415
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                              THIRD
                                                                                                             AVENUE
                                                                                                            VARIABLE
                                                                                COLUMBIA VARIABLE            SERIES     VAN ECK VIP
                   RYDEX VARIABLE TRUST (CONTINUED)                            PRODUCTS TRUST (m)*            TRUST      TRUST (j)*
---------------------------------------------------------------------   --------------------------------   ----------   ------------
                                     U.S.
                                  GOVERNMENT                WEAKENING   COMMUNICATIONS     CVP SELIGMAN
     TELE-                           MONEY                  DOLLAR 2X         AND             GLOBAL                      EMERGING
COMMUNICATIONS  TRANSPORTATION      MARKET      UTILITIES   STRATEGY      INFORMATION    TECHNOLOGY (n)*      VALUE       MARKETS
------------------------------------------------------------------------------------------------------------------------------------

$        1,756  $           --   $       769   $   28,484   $      --   $           --   $            --   $   70,463   $    30,256

         3,481           2,438       208,019        9,725       1,284            9,707             9,620       24,579        47,140
            75              37         8,573          256          38              603               312        1,625         2,230
------------------------------------------------------------------------------------------------------------------------------------
         3,556           2,475       216,592        9,981       1,322           10,310             9,932       26,204        49,370
------------------------------------------------------------------------------------------------------------------------------------
        (1,800)         (2,475)     (215,823)      18,503      (1,322)         (10,310)           (9,932)      44,259       (19,114)
------------------------------------------------------------------------------------------------------------------------------------

       (98,588)         26,071            --       22,808     (10,242)          85,583            44,947     (447,402)      202,454

            --              --           463           --          --               --                --           --            --

            --              --            --           --          --               --                --           --            --
------------------------------------------------------------------------------------------------------------------------------------
       (98,588)         26,071           463       22,808     (10,242)          85,583            44,947     (447,402)      202,454
------------------------------------------------------------------------------------------------------------------------------------

       115,561          11,224            --        8,810      (3,151)          (9,833)           22,021      612,223       360,539
------------------------------------------------------------------------------------------------------------------------------------
$       15,173  $       34,820   $  (215,360)  $   50,121   $ (14,715)  $       65,440   $        57,036   $  209,080   $   543,879
====================================================================================================================================

====================================================================================================================================

                                                                                                              THIRD
                                                                                                             AVENUE
                                                                                                            VARIABLE
                                                                                COLUMBIA VARIABLE            SERIES     VAN ECK VIP
                   RYDEX VARIABLE TRUST (CONTINUED)                            PRODUCTS TRUST (m)*            TRUST      TRUST (j)*
---------------------------------------------------------------------   --------------------------------   ----------   ------------
                                     U.S.
                                  GOVERNMENT                WEAKENING   COMMUNICATIONS     CVP SELIGMAN
     TELE-                           MONEY                  DOLLAR 2X         AND             GLOBAL                      EMERGING
COMMUNICATIONS  TRANSPORTATION      MARKET      UTILITIES   STRATEGY      INFORMATION    TECHNOLOGY (n)*      VALUE       MARKETS
------------------------------------------------------------------------------------------------------------------------------------

$       (1,800) $       (2,475)  $  (215,823)  $   18,503   $  (1,322)  $      (10,310)  $        (9,932)  $   44,259   $   (19,114)
       (98,588)         26,071           463       22,808     (10,242)          85,583            44,947     (447,402)      202,454

       115,561          11,224            --        8,810      (3,151)          (9,833)           22,021      612,223       360,539
------------------------------------------------------------------------------------------------------------------------------------
        15,173          34,820      (215,360)      50,121     (14,715)          65,440            57,036      209,080       543,879
------------------------------------------------------------------------------------------------------------------------------------

            --             613       224,392          895       2,153           15,279             1,920       56,326        56,883
       (27,745)        (21,995)   (2,776,072)     (33,376)    (10,334)        (197,501)         (121,944)    (319,987)     (545,705)
      (119,843)         48,593    (2,375,296)     478,687     (23,002)        (246,107)         (317,437)      (3,270)   (2,201,458)
------------------------------------------------------------------------------------------------------------------------------------

      (147,588)         27,211    (4,926,976)     446,206     (31,183)        (428,329)         (437,461)    (266,931)   (2,690,280)
------------------------------------------------------------------------------------------------------------------------------------
      (132,415)         62,031    (5,142,336)     496,327     (45,898)        (362,889)         (380,425)     (57,851)   (2,146,401)
------------------------------------------------------------------------------------------------------------------------------------
       242,258         109,726    15,350,239      578,891     108,206        1,023,464           886,573    1,912,065     4,874,870
------------------------------------------------------------------------------------------------------------------------------------
$      109,843  $      171,757   $10,207,903   $1,075,218   $  62,308   $      660,575   $       506,148   $1,854,214   $ 2,728,469
====================================================================================================================================

                                                                              49

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                                  WELLS FARGO
                                                                                                    ADVANTAGE
                                                 VAN ECK VIP TRUST (CONTINUED) (j)*                 VT FUNDS
                                         ---------------------------------------------------  -----------------------
                                                                 GLOBAL           MULTI-
                                               GLOBAL             HARD           MANAGER                                  COMBINED
                                                BOND (k)*       ASSETS (l)*     ALTERNATIVES  DISCOVERY   OPPORTUNITY      TOTAL
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ...................   $     27,496   $        15,875   $         --   $        --   $    19,599   $ 2,858,306
Expenses:
   Mortality and expense risk fees  .....         11,280            53,521          2,813        34,357        35,104     3,020,412
   Administrative fees ............. ....            675             2,771             46         2,772         2,570       198,237
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................         11,955            56,292          2,859        37,129        37,674     3,218,649
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......         15,541           (40,417)        (2,859)      (37,129)      (18,075)     (360,343)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares..         17,047          (151,950)         5,316        90,761      (144,292)    1,291,486
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...................             --                --             --            --            --       298,028
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares ................             --                --             --            --            --        48,296
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares ................         17,047          (151,950)         5,316        90,761      (144,292)    1,637,810
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ....................            187           920,324          1,676       741,995       675,494    24,360,809
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................   $     32,775   $       727,957   $      4,133   $   795,627   $   513,127    25,638,276
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                                   WELLS FARGO
                                                                                                    ADVANTAGE
                                                 VAN ECK VIP TRUST (CONTINUED) (j)*                  VT FUNDS
                                           ----------------------------------------------   --------------------------
                                                                GLOBAL          MULTI-
                                               GLOBAL            HARD          MANAGER                                  COMBINED
                                              BOND (k)*      ASSETS (l)*     ALTERNATIVES    DISCOVERY    OPPORTUNITY     TOTAL
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ......   $     15,541   $       (40,417)  $     (2,859)  $   (37,129)  $   (18,075)   $ (360,343)
   Net realized gain (loss) on investments
     in portfolio shares ................         17,047          (151,950)         5,316        90,761      (144,292)    1,637,810
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ...................            187           920,324          1,676       741,995       675,494    24,360,809
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................         32,775           727,957          4,133       795,627       513,127    25,638,276
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
     (including breakage) ...............          5,585            42,109          3,118        23,921        23,916     4,168,318
   Contract redemptions .................        (87,717)         (386,493)       (82,516)     (526,142)     (317,418)  (31,694,838)
   Net transfers (including mortality
     transfers) .........................         59,233          (568,965)        21,852       297,008       182,546    (4,114,055)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners'
       transactions .....................        (22,899)         (913,349)       (57,546)     (205,213)     (110,956)  (31,640,575)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets .........................          9,876          (185,392)       (53,413)      590,414       402,171    (6,002,299)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........        807,274         4,076,665        204,229     2,617,963     2,444,670   228,194,379
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ........   $    817,150   $     3,891,273   $    150,816   $ 3,208,377   $ 2,846,841  $222,192,080
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(1)   GENERAL

      Jefferson  National  Life Annuity  Account E ("Account  E") is  registered under the  Investment  Company  Act of 1940,  as amended,  as a unit  investment trust.  Account E is a segregated  investment  account for  individual and group variable  annuity  contracts  which are  registered  under the Securities Act of
1933.  The  operations of Account E are included in the  operations of Jefferson
National Life Insurance  Company (the "Company"),  a wholly-owned  subsidiary of
Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain  members of management of JNFC,  consummated  an $83 million  management buyout,  the  proceeds of which were used to acquire the  outstanding  shares of
JNFC and contribute $20,660,000 of capital to the company.

      On November 19, 2010, the Company combined Jefferson National Life Annuity
Accounts H, I, J, K, plus Jefferson  National Life Advisor  Annuity  Account and
Jefferson National Life Account L into Account E ("Combination"). These accounts were all separate accounts of the Company and since this was a transaction among entities  under common  control,  it was accounted for in a manner  similar to a pooling of interests and  reflected in the financial  statements as occurring on
January 1, 2009. The financial  statements and financial  information  for prior years have been recast in order to provide comparative  information.  This was a tax-free  transaction and there were no changes in the Company's  obligations or the rights and  benefits of any contract  owners under the  Contracts of each of the  separate  accounts pre or post  combination.  The  Combination  required no adjustments  and did not change the number of units and  accumulation  unit fair values of the contract holders' interests in the sub-accounts. The assets of the individual accounts at December 31, 2009 before the Combination were as follows:

      Account E     $120,069,270
      Account H       33,458,513
      Account I       58,499,619
      Account J        1,509,942
      Account K          410,908
      Account L          176,250
      Advisor
        Account       14,069,877
                    ------------
                    $228,194,379 Total Account E after Combination
                    ------------

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment  adviser  and is 100%  owned by JNFC.  JNF  serves as  adviser to the
Northern  Lights JNF portfolios,  but  sub-advises the investment  management of these portfolios to an unaffiliated registered investment adviser.

      Various  lawsuits  against the Company may arise in the ordinary course of the Company's  business.  Contingent  liabilities  arising from ordinary  course litigation,  income  taxes and other  matters are not expected to be material in relation to the financial  position of the Company.  Effective October 23, 2002,
the  Company  was  acquired  from  Conseco  Life  Insurance   Company  of  Texas
("Conseco")  and is  indemnified  by  Conseco  for  all  cases  known  as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are  subject.  Neither the Company nor
Jefferson  National  Financial  Securities  Corporation,  the distributor of the
Account  E's  contracts,  is  involved  in any  litigation  that is of  material importance in relation to their total assets or that relates to Account E.

      The following  variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund
   Vista Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
   CVP Seligman Global Technology Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   Kaufmann Fund II
   Managed Volatility Fund II
INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Dividend Growth Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
JANUS ASPEN SERIES - INSTITUTIONAL
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Portfolio
JANUS ASPEN SERIES - SERVICE
   Janus Portfolio
   Worldwide Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long-Term US Government Portfolio
   Low Duration Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI All-Asset Aggressive Strategy Fund
   SGI All-Asset Conservative Strategy Fund
   SGI All-Asset Moderate Strategy Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI Multi-Hedge Strategies Fund
   SGI U.S. Long Short Momentum Fund
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

                                                                              52

JEFFERSON  NATIONAL  LIFE  ANNUITY  ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted  Accounting  Principles  in the United  States of America  (GAAP).  The
preparation of financial  statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported increases and decreases in net assets from operations  during the reporting  period.  Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

      In May 2011,  the Financial  Accounting  Standards  Board,  issued ASU No.
2011-04,  Fair Value  Measurement.  The ASU generally  aligns the principles for fair value measurements and the related disclosure  requirements under GAAP. The
ASU  changes  certain  fair  value  measurement   principles  and  enhances  the
disclosure requirements,  particularly for Level 3 fair value measurements.  The amendment is effective on a prospective  basis for interim and annual  reporting periods  beginning  after December 15, 2011 and early adoption is not permitted.
Management is currently  assessing the impact of the adoption of this  guidance, but does not  anticipate  any  material  impact on its  results  of  operations, financial position or liquidity.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business
day,  as  determined  by  the  investment   fund  managers.   Investment   share
transactions  are  accounted  for on a trade  date  basis (the date the order to purchase or redeem  shares is executed)  and dividend  income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.  Account E does not hold any investments that are restricted as to resale.

      Investment  income and net realized  capital gains (losses) and unrealized appreciation  (depreciation)  on  investments  are allocated to the contracts on each valuation  period based on each  contract's pro rata share of the assets of
Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision  for federal  income taxes has been made in the  accompanying financial  statements  because the  operations  of Account E are included in the total  operations of the Company,  which is treated as a life insurance  company for federal income tax purposes under the Internal  Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable  until  received by the  contract  owner or  beneficiary  in the form of annuity payments or other distributions.

      Account  E does not  believe  it has  taken  any  material  uncertain  tax positions and, accordingly,  it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract  reserves for  deferred  annuities  and for annuity  payments not involving life  contingencies  are comprised of net contract  purchase  payments less  redemptions  and benefits.  These  reserves are adjusted daily for the net investment  income  (expense)  and net realized  gains  (losses) and  unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract  owners' life contingent  annuity payment reserves are computed  according to the A2000  Annuitant  Mortality  Table.  The standard  assumed  investment  return  is 3  percent  or 5  percent  based  upon annuitant's selection.  The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the  variable  annuity  account by the  Company to cover  greater  longevity  of annuitants  than  expected.  Conversely,  if amounts  allocated  exceed  amounts required,  transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net  transfers  line of the  accompanying  Statement of Changes in Net
Assets is comprised of the net of any  transfers  into or from the fund from any other funds within this  product plus any transfer of mortality  risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage  is defined as the gain or loss  resulting  from the  differences between the transaction  effective and processing dates. This amount is included in the Net contract  purchase  payments  line in the  accompanying  Statement of
Changes  in Net  Assets.  Breakage  resulted  in income of $4 and $2,605 for the years ended December 31, 2011 and 2010, respectively.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP  defines  fair value as the price that would be  received  to sell an asset or paid to transfer a liability in an orderly  transaction  between market participants  on the  measurement  date.  GAAP also  establishes a hierarchy for inputs to be used in measuring  fair value that  maximizes the use of observable inputs and minimizes the use of  unobservable  inputs by requiring that the most unobservable  inputs be used when available.  Observable  inputs are inputs that market  participants  would use in pricing the asset  developed  based on market data obtained from sources  independent  of Account E.  Unobservable  inputs are inputs  that  reflect  Account  E's  assumptions  about the  assumptions  market participants  would  use in  pricing  the  asset  based on the best  information available in the  circumstances.  The hierarchy is broken down into three levels based on the reliability of inputs as follows:

   o  Level 1-      Observable   inputs  are   unadjusted,   quoted  prices  for
                    identical  assets or  liabilities  in active  markets at the measurement  date. Level 1 securities  include highly liquid
                    U.S. Treasury securities and certain common stocks.

   o  Level 2-      Observable inputs other than quoted prices included in Level
                    1 that are  observable  for the asset or  liability  through corroboration with market data at the measurement date. Most debt securities,  mutual funds,  preferred  stocks,  certain equity  securities,  short-term  investments and derivatives are model priced using observable  inputs and are classified with Level 2.

   o  Level 3-      Unobservable inputs that reflect  management's best estimate of what market  participants  would use in pricing the asset or liability at the  measurement  date.  Examples of Level 3 assets include investments in limited partnerships.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business day, as determined by the  respective  fund  managers.  Account E includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities  that are measured at fair  value on a  recurring  basis and are  categorized  using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
================================================================================
                                      Quoted
                                     prices in      Significant
                                  Active Markets       Other        Significant
                                   for Identical    Observable     Unobservable
                    Total As of       Assets          Inputs          Inputs
                    12/31/2011       (Level 1)       (Level 2)       (Level 3)
--------------------------------------------------------------------------------
Assets:
   Mutual
     Funds:
   Balanced ....   $ 13,323,015   $           --   $ 13,323,015   $           --
   Bond ........     27,651,944               --     27,651,944               --
   Money
     Market ....     16,585,051               --     16,585,051               --
   Stock .......    124,505,711               --    124,505,711               --
--------------------------------------------------------------------------------
                   $182,065,721               --   $182,065,721               --
                   =============================================================

      Account E's  investments  include various mutual funds whose fair value is calculated  using the net asset  value  (NAV) per  share.  The  following  table indicates the investments with a reported NAV:

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2011
================================================================================
                                                      Redemption       Other
               Fair Value     Unfunded    Redemption     Notice      redemption
Investment     using NAV     commitment    frequency    Period*    restrictions
--------------------------------------------------------------------------------
Mutual
Funds:
Balanced ...  $ 13,323,015          N/A        Daily  0 - 90 days          None
Bond .......    27,651,944          N/A        Daily  0 - 90 days          None
Money
   Market ..    16,585,051          N/A        Daily  None                 None
Stock ......   124,505,711          N/A        Daily  0 - 90 days          None
              ------------
              $182,065,721
              ============

* Varies by individual fund.

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate  cost of purchases of  investments  in portfolio  shares was
$250,086,376  and  $321,900,316  for the years ended December 31, 2011 and 2010, respectively.  The  aggregate  proceeds from sales of  investments  in portfolio shares were  $280,417,605 and $353,555,153 for the years ended December 31, 2011 and 2010, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios,  such payments are not affected by mortality or expense  experience  because the Company  assumes the mortality and expense risks under the contracts.

      The  mortality  risk assumed by the Company  results from the life annuity payment  option in the  contracts  in which the Company  agrees to make  annuity payments regardless of how long a particular annuitant or other payee lives. The annuity  payments  are  determined  in  accordance  with annuity  purchase  rate provisions  established  at the  time the  contracts  are  issued.  Based on the actuarial  determination of expected mortality,  the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company  deducts a total daily  charge from the total  investments  of
Account E at per annum rates  ranging  from 1.25  percent to 1.80  percent.  The expense  risk assumed by the Company is the risk that the  deductions  for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from
0 percent to .15 percent. For contracts with optional riders (guaranteed minimum
death  benefit,   guaranteed  minimum  income  benefit  and  guaranteed  minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent  is added to the base  percentage.  The total fees were  $2,850,027  and
$3,020,412  for the years ended  December 31, 2011 and 2010,  respectively.  The administrative  expenses were $196,660 and $198,237 for the years ended December
31, 2011 and 2010, respectively.

      Pursuant to an agreement  between  Account E and the Company (which may be terminated  by  the  Company  at any  time),  the  Company  provides  sales  and administrative  services to Account E, as well as a minimum  death benefit prior to retirement for the contracts.  The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent  based upon the number of years the contract  has been held.  In addition,  the Company deducts units from certain individual  contracts annually and upon full surrender to cover an  administrative  fee of $30 unless the value of the contract is $25,000 or greater.  This fee is recorded as a redemption  in the accompanying  Statements of Changes in Net Assets.  Sales and administrative charges were  $452,771  and  $669,478 for the years ended  December 31, 2011 and
2010, respectively.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios  for each  offered  fund in  Account  E.  Account E  includes a number of variable  annuity  products which have unique  combinations of features and fees that are charged against the contract owner's accounts  balance.  Differences in the fee structures result in a variety of unit values,  expense ratios and total returns.

      The total return is defined as the  percentage  change of unit values from the beginning of the period  represented  to the end of the period  represented.
These  ratios do not include any expenses  assessed  through the  redemption  of units.  Investment  options with a date notation  indicate the effective date of that investment option in the variable  account.  The total return is calculated for  each  period  indicated  from  the  effective  date  though  the end of the reporting  period and is  presented  as a range of  minimum to maximum  returns, based on minimum  and  maximum  returns  within  each  product  grouping  of the applicable fund.

      The  investment  income  ratio is the  ratio of  income  dividends  to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

                                                                              54

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

      The expense ratio consists of the annualized  mortality and expense charge for each period  indicated.  This ratio includes only those expenses that result in a direct  reduction to unit values.  Charges made directly to contract  owner accounts  through the  redemption of units and expenses of the  underlying  fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      December 31, 2011 ............    1,330   $ 1.56   $ 23.07    1.40%    3.40%      $ 6,816      -3.65%     0.00%      0.11%
      December 31, 2010 ............    1,536     1.56     23.47    1.40%    3.40%        8,054      10.21%    13.87%      0.41%
      December 31, 2009 ............    1,682     1.37     20.87    1.40%    3.40%        7,914      46.03%    50.55%      0.00%
      December 31, 2008 ............    1,858     0.91     14.01    1.40%    3.40%        5,816     -46.94%   -44.85%      0.00%
      December 31, 2007 ............    2,122     1.65     25.89    1.40%    3.40%       12,530      29.06%    33.06%      0.34%
   Large Cap Growth Portfolio
      December 31, 2011 ............    1,883     1.12     14.13    1.40%    3.40%        4,244      -3.68%    -0.88%      1.00%
      December 31, 2010 ............    2,039     1.13     14.38    1.40%    3.40%        4,765       9.69%    14.14%      0.76%
      December 31, 2009 ............    2,368     0.99     12.86    1.40%    3.40%        5,238      42.59%    47.76%      0.66%
      December 31, 2008 ............    2,588     0.67      8.84    1.40%    3.40%        3,776     -47.98%   -46.40%      0.21%
      December 31, 2007 ............    3,058     1.25     16.64    1.40%    3.40%        9,850      15.97%    20.19%      0.00%
   Mid Cap Growth Portfolio
      December 31, 2011 ............      844     1.26     18.01    1.40%   32.35%        2,435     -11.29%    -8.03%      0.33%
      December 31, 2010 ............      974     1.37     19.91    1.40%   34.25%        3,129      15.39%    19.13%      0.00%
      December 31, 2009 ............    1,155     1.15     16.91    1.40%   30.54%        3,298      46.53%    51.32%      0.00%
      December 31, 2008 ............    1,330     0.76     11.31    1.40%    9.81%        2,498     -59.75%   -58.01%      0.16%
      December 31, 2007 ............    1,623     1.81     27.53    1.40%    3.67%        9,306      27.12%    31.16%      0.00%
   Small Cap Growth Portfolio
      December 31, 2011 ............      798     1.69     15.30    1.40%    3.40%        1,721      -6.39%    -3.43%      0.00%
      December 31, 2010 ............      955     1.75     16.06    1.40%    3.40%        2,164      21.09%    25.00%      0.00%
      December 31, 2009 ............    1,127     1.40     13.03    1.40%    3.40%        2,091      40.67%    45.83%      0.00%
      December 31, 2008 ............    1,325     0.96      9.10    1.40%    3.40%        1,753     -48.40%   -46.67%      0.00%
      December 31, 2007 ............    1,571     1.80     17.45    1.40%    3.40%        4,091      13.29%    17.65%      0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2011 ............      221     1.15     11.46    1.40%    3.25%          388       2.94%     5.50%      1.32%
      December 31, 2010 ............      188     1.09     10.93    1.40%    3.25%          266       9.37%    11.53%      0.00%
      December 31, 2009 ............      309     0.98      9.80    1.40%    3.25%          351      17.08%    19.51%      4.51%
      December 31, 2008 ............      310     0.82      8.23    1.40%    3.25%          328     -42.52%   -41.40%      2.40%
      December 31, 2007 ............      395     1.40     14.05    1.40%    3.25%        1,059       1.74%     3.69%      1.37%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2011 ............       52    10.61     12.13    1.40%    3.40%          626       1.82%     3.94%      1.95%
      December 31, 2010 ............       38    10.42     11.67    1.40%    3.40%          435       7.87%     9.99%      1.91%
      December 31, 2009 ............       36     9.66     10.61    1.40%    3.40%          383      11.68%    13.96%      4.85%
      December 31, 2008 ............       31     8.65      9.31    1.40%    3.40%          286     -23.04%   -21.43%      3.74%
      December 31, 2007 ............       24    11.24     11.85    1.40%    3.40%          278       1.44%     3.40%      1.29%
   Income & Growth Fund
      December 31, 2011 ............      567     1.14     12.75    1.40%    3.40%        1,096      -0.31%     3.31%      1.52%
      December 31, 2010 ............      637     1.12     12.54    1.40%    3.40%        1,091      10.24%    14.15%      1.52%
      December 31, 2009 ............      659     1.00     11.14    1.40%    3.40%        1,012      14.19%    17.78%      4.91%
      December 31, 2008 ............      715     0.86      9.56    1.40%    3.40%          990     -36.79%   -34.31%      2.26%
      December 31, 2007 ............    1,129     1.33     14.83    1.40%    3.40%        2,477      -3.45%    -0.72%      1.87%
   Inflation Protection Fund
      December 31, 2011 ............       42    11.81     13.77    1.40%    3.40%          576       8.05%    10.16%      4.02%
      December 31, 2010 ............       29    10.93     12.50    1.40%    3.40%          364       1.58%     3.65%      1.70%
      December 31, 2009 ............       20    10.76     12.06    1.40%    3.40%          233       6.53%     8.75%      1.30%
      December 31, 2008 ............       20    10.10     11.09    1.40%    3.40%          215      -4.90%    -2.97%      5.26%
      December 31, 2007 ............      143    10.62     11.43    1.40%    3.40%        1,626       5.78%     7.93%      4.46%
   International Fund
      December 31, 2011 ............      375     1.24     12.54    0.70%    3.40%          794     -14.98%   -12.06%      1.44%
      December 31, 2010 ............      460     1.41     14.45    0.88%    3.40%        1,323       9.55%    12.80%      2.45%
      December 31, 2009 ............      489     1.25     12.94    1.22%    3.40%        1,203      29.29%    34.41%      2.01%
      December 31, 2008 ............      547     0.93      9.81    0.93%    3.40%        1,239     -46.68%   -44.97%      1.06%
      December 31, 2007 ............      699     1.69     18.03    0.77%    3.40%        4,165      14.06%    18.18%      0.48%

                                                                              56

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Large Company Value Fund
      December 31, 2011 ............        3   $ 7.06    $ 7.48    1.40%    2.65%      $   19       -1.53%    -0.27%      1.74%
      December 31, 2010 ............       --     7.17      7.50    1.40%    2.65%          --        8.14%     9.33%      1.26%
      December 31, 2009 ............        1     6.63      6.86    1.40%    2.65%           5       16.93%    18.48%      2.49%
      December 31, 2008 ............        1     5.67      5.79    1.40%    2.65%           5      -38.97%   -38.21%      0.16%
      December 31, 2007 ............       --     9.29      9.37    1.40%    2.65%          --       -7.47%    -6.67%      0.00%
      Inception May 1, 2007
   Ultra Fund
      December 31, 2011 ............        2     9.49     10.06    1.40%    2.65%          25       -1.66%    -0.40%      0.00%
      December 31, 2010 ............        2     9.65     10.10    1.40%    2.65%          24       13.13%    14.51%      0.37%
      December 31, 2009 ............        2     8.53      8.82    1.40%    2.65%          14       31.03%    32.63%      0.03%
      December 31, 2008 ............       --     6.51      6.65    1.40%    2.65%           2      -43.04%   -42.32%      0.00%
      December 31, 2007 ............       --    11.43     11.53    1.40%    2.65%          --       14.07%    15.07%      0.00%
      Inception May 1, 2007
   Value Fund
      December 31, 2011 ............      999     1.61     17.24    1.40%    3.40%       3,194       -2.42%     0.63%      2.02%
      December 31, 2010 ............    1,150     1.60     17.31    1.40%    3.40%       3,483        9.64%    13.48%      2.14%
      December 31, 2009 ............    1,296     1.41     15.47    1.40%    3.40%       3,623       15.83%    20.51%      6.02%
      December 31, 2008 ............    1,421     1.17     13.09    1.40%    3.40%       3,499      -29.19%   -26.88%      2.61%
      December 31, 2007 ............    1,772     1.60     18.13    1.40%    3.40%       6,094       -8.36%    -5.33%      1.66%
   Vista Fund
      December 31, 2011 ............        9     7.92      8.39    1.40%    2.65%          78      -10.20%    -9.20%      0.00%
      December 31, 2010 ............       10     8.82      9.24    1.40%    2.65%          97       20.66%    22.22%      0.00%
      December 31, 2009 ............       10     7.31      7.56    1.40%    2.65%          79       19.25%    20.77%      0.00%
      December 31, 2008 ............       12     6.13      6.26    1.40%    2.65%          77      -50.00%   -49.35%      0.00%
      December 31, 2007 ............       35    12.26     12.36    1.40%    2.65%         430       22.97%    23.97%      0.00%
      Inception May 1, 2007
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   Seligman Global Technology Portfolio
      December 31, 2011 ............      765     0.66     14.22    1.40%    3.40%         937       -9.16%    -5.76%      0.00%
      December 31, 2010 ............      342     0.71     15.38    1.40%    3.40%         506       11.26%    14.88%      0.00%
      December 31, 2009 ............      400     0.63     13.58    1.40%    3.40%         887       56.78%    61.54%      0.00%
      December 31, 2008 ............      363     0.39      8.51    1.40%    3.40%         483      -42.42%   -40.00%      0.00%
      December 31, 2007 ............      409     0.67     14.51    1.40%    3.40%         979       11.40%    14.68%      0.00%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2011 ............       --     9.45     10.79    1.40%    3.40%           3        1.50%     3.45%      7.10%
      December 31, 2010 ............        2     9.31     10.43    1.40%    3.40%          19        0.54%     2.56%      3.50%
      December 31, 2009 ............       11     9.26     10.17    1.40%    3.40%         114        6.07%     8.31%      4.16%
      December 31, 2008 ............        1     8.73      9.39    1.40%    3.40%          12      -12.96%   -11.25%      6.07%
      December 31, 2007 ............        1    10.03     10.58    1.40%    3.40%          14       -5.11%    -3.20%      2.69%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2011 ............       14    11.48     13.13    1.40%    3.40%         177       -2.79%    -0.83%      0.62%
      December 31, 2010 ............       12    11.81     13.24    1.40%    3.40%         158       21.63%    24.09%      0.51%
      December 31, 2009 ............       10     9.71     10.67    1.40%    3.40%         105       20.77%    23.35%      2.73%
      December 31, 2008 ............        8     8.04      8.65    1.40%    3.40%          69      -33.22%   -31.89%      0.89%
      December 31, 2007 ............        9    12.04     12.70    1.40%    3.40%         112       -3.99%    -2.08%      0.29%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2011 ............      774     1.06     11.61    1.40%    4.20%       1,723       -2.41%     0.95%      0.92%
      December 31, 2010 ............      895     1.05     11.69    1.40%    4.31%       1,912       10.92%    14.13%      0.89%
      December 31, 2009 ............    1,006     0.92     10.34    1.40%    3.40%       1,929       29.36%    33.33%      0.98%
      December 31, 2008 ............    1,155     0.69      7.86    1.40%    3.40%       1,664      -36.67%   -34.29%      0.76%
      December 31, 2007 ............    1,320     1.05     12.18    1.40%    3.40%       3,009        4.20%     8.25%      0.54%
DREYFUS STOCK INDEX FUND
      December 31, 2011 ............    4,686     1.23     12.65    0.70%    3.40%      12,275       -1.57%     1.65%      1.81%
      December 31, 2010 ............    5,306     1.21     12.60    0.88%    3.40%      14,046       11.03%    15.24%      1.82%
      December 31, 2009 ............    5,724     1.05     11.12    1.23%    3.40%      13,452       22.13%    26.51%      2.08%
      December 31, 2008 ............    6,336     0.83      8.93    0.95%    3.40%      12,008      -39.27%   -37.12%      2.07%
      December 31, 2007 ............    7,230     1.32     14.41    0.78%    3.40%      22,715        1.73%     4.76%      1.68%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2011 ............      511   $ 1.20    $12.04    1.40%    3.40%      $   793     -21.19%   -18.90%      2.26%
      December 31, 2010 ............      681     1.50     14.98    1.40%    3.40%        1,327       0.98%     4.46%      1.77%
      December 31, 2009 ............      700     1.45     14.54    1.40%    3.40%        1,454      26.64%    30.83%      4.30%
      December 31, 2008 ............      775     1.12     11.26    1.40%    3.40%        1,424     -39.42%   -37.17%      2.50%
      December 31, 2007 ............      932     1.82     18.22    1.40%    3.40%        2,931       0.62%     4.37%      1.63%
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
      December 31, 2011 ............      270     2.20     17.12    1.40%    3.40%        1,436       1.67%     5.26%      9.93%
      December 31, 2010 ............      367     2.09     16.51    1.40%    3.40%        1,975      10.87%    14.84%      8.14%
      December 31, 2009 ............      491     1.82     14.59    1.40%    3.40%        3,115      47.82%    52.94%      6.51%
      December 31, 2008 ............      589     1.19      9.68    1.40%    3.40%        2,260     -28.50%   -26.09%      9.55%
      December 31, 2007 ............      642     1.61     13.27    1.40%    3.40%        2,237      -0.09%     3.21%      8.28%
   Kaufmann Fund II
      December 31, 2011 ............       11     8.21      9.04    1.40%    3.25%          103     -16.31%   -14.64%      0.90%
      December 31, 2010 ............       12     9.81     10.59    1.40%    3.25%          129      14.07%    16.12%      0.00%
      December 31, 2009 ............       13     8.60      9.12    1.40%    3.25%          121      25.00%    27.20%      0.00%
      December 31, 2008 ............        8     6.88      7.17    1.40%    3.25%           59     -43.79%   -42.69%      0.00%
      December 31, 2007 ............        3    12.24     12.51    1.40%    3.25%           37      16.68%    18.92%      0.00%
   Managed Volatility Fund II
      December 31, 2011 ............      247     1.41     14.95    1.40%    3.40%          691       1.32%     5.22%      4.26%
      December 31, 2010 ............      312     1.34     14.50    1.40%    3.40%          835       8.35%    11.67%      6.91%
      December 31, 2009 ............      457     1.20     13.14    1.40%    3.40%        1,368      23.93%    29.03%      5.06%
      December 31, 2008 ............      353     0.93     10.41    1.40%    3.40%          607     -23.07%   -20.51%      6.37%
      December 31, 2007 ............      481     1.17     13.29    1.40%    3.40%        1,184       0.57%     3.54%      5.40%
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2011 ............      100     1.13     11.34    1.40%    3.40%          296      -6.68%    -4.71%      0.54%
      December 31, 2010 ............      115     1.19     11.90    1.40%    3.40%          377       3.39%     5.50%      0.35%
      December 31, 2009 ............      101     1.13     11.28    1.40%    3.40%          303      42.75%    46.75%      1.34%
      December 31, 2008 ............      104     0.77      7.75    1.40%    3.40%          188     -53.50%   -52.54%      0.60%
      December 31, 2007 ............      107     1.63     16.33    1.40%    3.40%          400      -2.03%     0.00%      0.31%
   Core Equity Fund
      December 31, 2011 ............       62     9.59     11.63    1.40%    3.40%          668      -3.42%    -0.09%      0.89%
      December 31, 2010 ............       74     9.93     11.64    1.40%    3.40%          808       5.98%     9.60%      0.69%
      December 31, 2009 ............      194     9.37     10.62    1.40%    3.40%        1,951      23.94%    28.26%      1.36%
      December 31, 2008 ............      201     7.56      8.28    1.40%    3.40%        1,600     -32.50%   -30.13%      4.00%
      December 31, 2007 ............       95    11.20     11.85    1.40%    3.40%        1,105       4.57%     8.12%      1.18%
   Dividend Growth Fund
      December 31, 2011 ............       17     9.06      9.14    1.40%    2.65%          154      -9.31%    -8.51%      0.00%
      Inception April 29, 2011
   Global Health Care Fund
      December 31, 2011 ............      174     1.17     11.72    1.40%    3.40%          324       0.50%     3.97%      0.00%
      December 31, 2010 ............      142     1.14     11.44    1.40%    3.40%          273       1.82%     5.00%      0.00%
      December 31, 2009 ............      151     1.10     11.01    1.40%    3.40%          327      23.38%    27.66%      0.27%
      December 31, 2008 ............      227     0.87      8.79    1.40%    3.40%          640     -31.03%   -28.79%      0.00%
      December 31, 2007 ............      250     1.24     12.65    1.40%    3.40%        1,167       8.11%    11.86%      0.00%
   Global Real Estate Fund
      December 31, 2011 ............      197     2.18     21.82    1.40%    3.40%          741      -9.57%    -7.78%      3.79%
      December 31, 2010 ............      225     2.37     23.66    1.40%    3.40%          948      13.59%    16.18%      4.94%
      December 31, 2009 ............      267     2.04     20.42    1.40%    3.40%          920      27.15%    29.94%      0.00%
      December 31, 2008 ............      317     1.57     15.74    1.40%    3.40%          940     -46.54%   -45.44%      4.70%
      December 31, 2007 ............      448     2.88     28.85    1.40%    3.40%        2,414      -8.67%    -6.85%      4.14%
   High Yield Fund
      December 31, 2011 ............      742    12.55     14.64    1.40%    3.40%       10,491      -2.41%    -0.41%      9.65%
      December 31, 2010 ............      255    12.86     14.70    1.40%    3.40%        3,618       9.73%    11.96%      9.53%
      December 31, 2009 ............      332    11.72     13.13    1.40%    3.40%        4,241      47.79%    50.75%      8.85%
      December 31, 2008 ............      169     7.93      8.71    1.40%    3.40%        1,468     -28.24%   -26.75%      6.31%
      December 31, 2007 ............       73    11.05     11.89    1.40%    3.40%          872      -2.13%    -0.17%      7.30%

                                                                              58

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Mid Cap Core Equity Fund
      December 31, 2011 ............       74   $ 1.61    $16.14    1.40%    3.40%      $   227      -9.59%    -7.82%      0.08%
      December 31, 2010 ............       79     1.75     17.51    1.40%    3.40%          304       9.99%    12.24%      0.34%
      December 31, 2009 ............       93     1.56     15.60    1.40%    3.40%          401      25.41%    27.97%      0.76%
      December 31, 2008 ............       92     1.22     12.19    1.40%    3.40%          372     -31.04%   -29.48%      1.51%
      December 31, 2007 ............       88     1.73     17.33    1.40%    3.40%          546       5.57%     7.77%      0.06%
   Technology Fund
      December 31, 2011 ............      118     0.62     11.84    1.40%    3.40%          108      -8.19%    -4.82%      0.16%
      December 31, 2010 ............      119     0.66     12.67    1.40%    3.40%          115      17.22%    20.29%      0.00%
      December 31, 2009 ............      123     0.56     10.61    1.40%    3.40%          114      52.06%    56.82%      0.00%
      December 31, 2008 ............      120     0.36      6.85    1.40%    3.40%           89     -46.34%   -43.59%      0.00%
      December 31, 2007 ............      127     0.65     12.54    1.40%    3.40%          189       4.08%     6.85%      0.00%
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2011 ............       58    10.82     11.47    1.40%    2.65%          657      -1.01%     0.26%      2.46%
      December 31, 2010 ............       52    10.93     11.44    1.40%    2.65%          594       5.60%     6.92%      2.95%
      December 31, 2009 ............       41    10.35     10.70    1.40%    2.65%          440      22.63%    24.13%      3.03%
      December 31, 2008 ............       35     8.44      8.62    1.40%    2.65%          302     -18.06%   -17.04%      2.95%
      December 31, 2007 ............       13    10.30     10.39    1.40%    2.65%          137       3.10%     4.00%      2.86%
      Inception May 1, 2007
   Enterprise Portfolio
      December 31, 2011 ............    2,299     2.08     18.47    1.40%    3.40%        7,131      -4.74%    -1.42%      0.00%
      December 31, 2010 ............    2,580     2.11     19.00    1.40%    3.40%        8,340      21.66%    26.35%      0.07%
      December 31, 2009 ............    2,874     1.67     15.31    1.40%    3.40%        7,569      40.02%    43.97%      0.00%
      December 31, 2008 ............    3,112     1.16     10.72    1.40%    3.40%        5,827     -45.64%   -43.41%      0.25%
      December 31, 2007 ............    3,425     2.05     19.32    1.40%    3.40%       11,684      17.97%    22.02%      0.21%
   Forty Portfolio
      December 31, 2011 ............       17     9.20      9.76    1.40%    2.65%          165      -9.18%    -7.92%      0.35%
      December 31, 2010 ............       19    10.13     10.60    1.40%    2.65%          197       4.00%     5.26%      0.33%
      December 31, 2009 ............       21     9.74     10.07    1.40%    2.65%          210      42.40%    44.27%      0.04%
      December 31, 2008 ............       23     6.84      6.98    1.40%    2.65%          160     -45.58%   -44.95%      0.15%
      December 31, 2007 ............       21    12.57     12.68    1.40%    2.65%          272      25.70%    26.80%      0.61%
      Inception May 1, 2007
   Janus Portfolio
      December 31, 2011 ............    3,529     2.05     16.41    1.40%    3.40%        7,769      -8.44%    -6.60%      0.59%
      December 31, 2010 ............    3,880     2.20     17.57    1.40%    3.40%        9,142      10.70%    12.98%      1.09%
      December 31, 2009 ............    4,324     1.95     15.56    1.40%    3.40%        9,181      31.74%    34.49%      0.54%
      December 31, 2008 ............    4,611     1.45     11.57    1.40%    3.40%        7,421     -41.71%   -40.56%      0.74%
      December 31, 2007 ............    4,946     2.44     19.47    1.40%    3.40%       13,703      11.27%    13.49%      0.71%
   Janus Portfolio - Service
      December 31, 2011 ............       --     1.06      1.06    0.00%    0.00%           --      -5.36%    -5.36%      0.00%
      December 31, 2010 ............       --     1.12      1.12    0.00%    0.00%           --      14.29%    14.29%      0.00%
      December 31, 2009 ............       --     0.98      0.98    3.20%    3.20%           --      36.11%    36.11%      0.00%
      December 31, 2008 ............        4     0.72      0.72    2.07%    2.07%            3     -40.00%   -40.00%      0.57%
      December 31, 2007 ............        5     1.20      1.20    1.62%    1.62%            6      14.29%    14.29%      0.59%
   Overseas Portfolio
      December 31, 2011 ............      409     2.80     28.00    1.40%    4.12%        1,757     -34.44%   -32.12%      0.43%
      December 31, 2010 ............      559     4.19     41.87    1.40%    4.32%        4,338      21.11%    25.20%      0.68%
      December 31, 2009 ............      587     3.39     33.88    1.40%    3.40%        3,861      73.64%    79.33%      0.59%
      December 31, 2008 ............      606     1.91     19.14    1.40%    3.40%        2,023     -53.74%   -51.96%      1.24%
      December 31, 2007 ............      752     4.05     40.53    1.40%    3.40%        7,402      24.00%    28.11%      0.65%
   Perkins Mid Cap Value Portfolio
      December 31, 2011 ............        5     9.61     10.18    1.40%    2.65%           47      -5.13%    -4.05%      0.71%
      December 31, 2010 ............        5    10.13     10.61    1.40%    2.65%           58      12.68%    14.09%      0.68%
      December 31, 2009 ............        5     8.99      9.30    1.40%    2.65%           49      30.10%    31.91%      0.60%
      December 31, 2008 ............        9     6.91      7.05    1.40%    2.65%           65     -29.63%   -28.79%      0.94%
      December 31, 2007 ............        2     9.82      9.90    1.40%    2.65%           15      -1.80%    -1.10%      2.79%
      Inception May 1, 2007

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (continued)
   Worldwide Portfolio
      December 31, 2011 ............    3,297   $ 2.14   $ 10.77    1.40%    3.40%     $  7,503     -16.60%   -14.74%      0.58%
      December 31, 2010 ............    3,615     2.51     12.67    1.40%    3.40%        9,664      11.98%    14.25%      0.61%
      December 31, 2009 ............    3,950     2.20     11.09    1.40%    3.40%        9,326      33.08%    35.80%      1.43%
      December 31, 2008 ............    4,202     1.62      8.17    1.40%    3.40%        7,311     -46.53%   -45.41%      1.19%
      December 31, 2007 ............    4,730     2.97     14.97    1.40%    3.40%       15,246       5.91%     8.09%      0.74%
   Worldwide Portfolio - Service
      December 31, 2011 ............       --     0.93      0.93     N/A      N/A            --     -13.89%   -13.89%      0.00%
      December 31, 2010 ............       --     1.08      1.08     N/A      N/A            --      16.13%    16.13%      0.00%
      December 31, 2009 ............       --     0.93      0.93     N/A      N/A            --      36.76%    36.76%      0.00%
      December 31, 2008 ............       --     0.68      0.68     N/A      N/A            --     -44.72%   -44.72%      0.00%
      December 31, 2007 ............       --     1.23      1.23     N/A      N/A            --       9.82%     9.82%      0.00%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
      December 31, 2011 ............       56    21.03     24.51    1.40%    3.40%        1,348     -20.73%   -19.14%      1.33%
      December 31, 2010 ............      102    26.53     30.31    1.40%    3.40%        3,056      18.60%    20.95%      1.11%
      December 31, 2009 ............      201    22.37     25.06    1.40%    3.40%        4,934      64.24%    67.51%      3.51%
      December 31, 2008 ............       64    13.62     14.96    1.40%    3.40%          950     -50.45%   -49.44%      1.42%
      December 31, 2007 ............      139    27.49     29.59    1.40%    3.40%        4,077      28.82%    31.45%      1.39%
   International Equity Portfolio
      December 31, 2011 ............       18     9.98     11.64    1.40%    3.40%          205     -10.41%    -8.56%      1.79%
      December 31, 2010 ............       18    11.14     12.73    1.40%    3.40%          223       3.15%     5.21%      1.33%
      December 31, 2009 ............       19    10.80     12.10    1.40%    3.40%          236      17.39%    19.80%      1.69%
      December 31, 2008 ............       24     9.20     10.10    1.40%    3.40%          251     -39.11%   -37.88%      2.19%
      December 31, 2007 ............       22    15.11     16.26    1.40%    3.40%          364       7.09%     9.20%      1.86%
   US Small-Mid Cap Equity Portfolio
      December 31, 2011 ............      521     1.69     18.58    1.40%    3.40%        1,260     -12.11%    -8.65%      0.00%
      December 31, 2010 ............      583     1.85     20.73    1.40%    3.40%        1,736      19.61%    23.33%      0.29%
      December 31, 2009 ............      682     1.50     16.99    1.40%    3.40%        1,847      47.53%    53.06%      0.00%
      December 31, 2008 ............      723     0.98     11.28    1.40%    3.40%        1,123     -38.63%   -36.77%      0.00%
      December 31, 2007 ............      878     1.55     18.01    1.40%    3.40%        2,128     -10.32%    -7.19%      0.00%
   US Strategic Equity Portfolio
      December 31, 2011 ............       76     1.16     12.04    1.40%    3.40%          280      -1.43%     2.52%      1.00%
      December 31, 2010 ............       91     1.15     11.97    1.40%    3.40%          296       9.03%    12.26%      0.68%
      December 31, 2009 ............      102     1.04     10.76    1.40%    3.40%          302      22.54%    27.71%      0.96%
      December 31, 2008 ............      115     0.83      8.60    1.40%    3.40%          234     -37.44%   -35.66%      0.71%
      December 31, 2007 ............      141     1.29     13.48    1.40%    3.40%          638      -4.26%    -0.77%      1.16%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2011 ............       20     8.45      9.28    1.40%    3.40%          181      -0.94%     0.98%      0.19%
      December 31, 2010 ............       10     8.53      9.19    1.40%    3.40%           93      20.82%    23.36%      0.12%
      December 31, 2009 ............        9     7.06      7.45    1.40%    3.40%           68      30.02%    32.56%      0.00%
      December 31, 2008 ............        4     5.43      5.62    1.40%    3.40%           24     -42.42%   -41.21%      0.00%
      December 31, 2007 ............        3     9.43      9.56    1.40%    3.40%           25      -4.75%    -3.43%      0.00%
      Inception April 30, 2007
   ClearBridge Equity Income Builder Portfolio
      December 31, 2011 ............        8     8.34      9.16    1.40%    3.40%           72       4.25%     6.39%      4.02%
      December 31, 2010 ............        8     8.00      8.61    1.40%    3.40%           68       8.55%    10.81%      4.59%
      December 31, 2009 ............        6     7.37      7.77    1.40%    3.40%           42      18.87%    21.03%      3.24%
      December 31, 2008 ............        6     6.20      6.42    1.40%    3.40%           41     -37.25%   -35.86%      1.02%
      December 31, 2007 ............        6     9.88     10.01    1.40%    3.40%           64      -0.70%     0.60%      1.39%
      Inception April 30, 2007
   ClearBridge Fundamental All Cap Value Portfolio
      December 31, 2011 ............       19     7.34      8.06    1.40%    3.40%          152      -9.27%    -7.46%      1.28%
      December 31, 2010 ............       19     8.09      8.71    1.40%    3.40%          168      12.67%    14.91%      1.63%
      December 31, 2009 ............       23     7.18      7.58    1.40%    3.40%          178      25.09%    27.61%      1.22%
      December 31, 2008 ............       33     5.74      5.94    1.40%    3.40%          196     -38.74%   -37.47%      1.70%
      December 31, 2007 ............       32     9.37      9.50    1.40%    3.40%          312      -5.35%    -4.04%      1.33%
      Inception April 30, 2007

                                                                              60

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   ClearBridge Large Cap Growth Portfolio
      December 31, 2011 ............        7   $ 8.32   $  9.14    1.40%     3.40%    $     60      -4.04%    -2.04%      0.45%
      December 31, 2010 ............        7     8.67      9.33    1.40%     3.40%          67       6.22%     8.36%      0.09%
      December 31, 2009 ............       11     8.16      8.61    1.40%     3.40%          91      37.61%    40.46%      0.10%
      December 31, 2008 ............        7     5.93      6.13    1.40%     3.40%          40     -39.43%   -38.21%      0.23%
      December 31, 2007 ............        7     9.79      9.92    1.40%     3.40%          72      -1.01%     0.20%      0.03%
      Inception April 30, 2007
   Western Asset Global High Yield Bond Portfolio
      December 31, 2011 ............        3    11.81     13.49    1.40%     3.40%          40      -1.67%     0.30%      1.84%
      December 31, 2010 ............      255    12.01     13.45    1.40%     3.40%       3,326      11.10%    13.31%      8.86%
      December 31, 2009 ............       21    10.81     11.87    1.40%     3.40%         243      50.35%    53.36%      7.90%
      December 31, 2008 ............       13     7.19      7.74    1.40%     3.40%          98     -33.12%   -31.75%      9.60%
      December 31, 2007 ............       21    10.75     11.34    1.40%     3.40%         232      -3.41%    -1.48%      7.02%
   Western Asset Strategic Bond Portfolio
      December 31, 2011 ............       73    10.94     12.76    1.40%     3.40%         925       3.31%     5.37%      5.62%
      December 31, 2010 ............       35    10.59     12.11    1.40%     3.40%         417       8.06%    10.29%      2.60%
      December 31, 2009 ............       20     9.80     10.98    1.40%     3.40%         224      17.79%    20.13%      3.67%
      December 31, 2008 ............       25     8.32      9.14    1.40%     3.40%         230     -19.85%   -18.17%      3.36%
      December 31, 2007 ............      149    10.38     11.17    1.40%     3.40%       1,657      -1.42%     0.54%      4.19%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
      December 31, 2011 ............      120     1.63     16.34    1.40%     3.40%         427      -3.11%    -1.21%      2.52%
      December 31, 2010 ............      148     1.65     16.54    1.40%     3.40%         531      10.93%    13.21%      3.01%
      December 31, 2009 ............      160     1.46     14.61    1.40%     3.40%         507      19.20%    21.67%      2.52%
      December 31, 2008 ............      215     1.20     12.01    1.40%     3.40%         802     -28.63%   -27.21%      4.38%
      December 31, 2007 ............      351     1.65     16.50    1.40%     3.40%       1,420      -0.33%     1.85%      2.84%
   Growth and Income Portfolio
      December 31, 2011 ............    1,836     1.23     14.35    1.40%     3.40%       3,227      -9.16%    -6.11%      0.70%
      December 31, 2010 ............    2,139     1.31     15.49    1.40%     3.40%       3,881      13.49%    18.02%      0.53%
      December 31, 2009 ............    2,420     1.11     13.38    1.40%     3.40%       3,882      14.98%    18.09%      0.97%
      December 31, 2008 ............    2,720     0.94     11.41    1.40%     3.40%       3,837     -38.58%   -36.05%      1.38%
      December 31, 2007 ............    3,195     1.47     18.21    1.40%     3.40%       7,761      -0.08%     3.52%      1.20%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2011 ............      191     1.22     15.71    1.40%     3.40%         515      -2.91%     0.00%      0.00%
      December 31, 2010 ............      269     1.23     15.89    1.40%     3.40%         561      24.80%    29.36%      0.00%
      December 31, 2009 ............      239     0.97     12.50    1.40%     3.40%         677      27.14%    31.33%      0.00%
      December 31, 2008 ............      284     0.74      9.66    1.40%     3.40%         910     -45.25%   -43.15%      0.00%
      December 31, 2007 ............      307     1.33     17.33    1.40%     3.40%       1,228      18.39%    22.69%      0.00%
   Partners Portfolio
      December 31, 2011 ............      521     1.32     11.85    1.40%     3.40%       1,150     -14.34%   -10.81%      0.00%
      December 31, 2010 ............      710     1.48     13.56    1.40%     3.40%       1,722      11.75%    15.63%      0.66%
      December 31, 2009 ............      847     1.28     11.88    1.40%     3.40%       1,903      50.81%    56.10%      2.46%
      December 31, 2008 ............    1,007     0.82      7.72    1.40%     3.40%       1,642     -53.98%   -52.60%      0.41%
      December 31, 2007 ............    1,380     1.73     16.45    1.40%     3.40%       6,706       5.70%     9.49%      0.63%
   Regency Portfolio
      December 31, 2011 ............       49     1.72     17.18    1.40%     3.40%         328      -9.66%    -7.53%      0.51%
      December 31, 2010 ............       72     1.86     18.63    1.40%     3.40%         571      22.08%    24.45%      1.10%
      December 31, 2009 ............       57     1.50     14.97    1.40%     3.40%         169      41.51%    44.50%      1.62%
      December 31, 2008 ............       57     1.04     10.36    1.40%     3.40%         140     -47.61%   -46.39%      0.62%
      December 31, 2007 ............       91     1.94     19.39    1.40%     3.40%         378      -0.15%     2.11%      0.40%
   Short Duration Bond Portfolio
      December 31, 2011 ............      511     1.30     12.54    1.40%     3.40%       1,439      -3.05%     0.78%      4.33%
      December 31, 2010 ............      525     1.29     12.68    1.40%     3.40%       1,444       1.77%     4.88%      4.39%
      December 31, 2009 ............      581     1.23     12.21    1.40%     3.40%       2,044       9.47%    13.89%      9.67%
      December 31, 2008 ............      592     1.08     10.93    1.40%     3.40%       1,249     -16.26%   -13.60%      5.27%
      December 31, 2007 ............      887     1.25     12.80    1.40%     3.40%       2,306       1.23%     5.04%      2.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Small-Cap Growth Portfolio
      December 31, 2011 ............       25   $ 1.20   $ 12.01    1.40%     3.40%    $    112      -4.37%    -2.44%      0.00%
      December 31, 2010 ............       21     1.23     12.31    1.40%     3.40%          73      15.57%    18.27%      0.00%
      December 31, 2009 ............        7     1.04     10.43    1.40%     3.40%          22      18.64%    21.00%      0.00%
      December 31, 2008 ............        5     0.86      8.62    1.40%     3.40%          13     -41.46%   -40.28%      0.00%
      December 31, 2007 ............        6     1.44     14.44    1.40%     3.40%          44      -2.95%    -0.89%      0.00%
   Socially Responsive Portfolio
      December 31, 2011 ............       16    10.88     12.69    1.40%     3.40%         193      -6.37%    -4.44%      0.33%
      December 31, 2010 ............       16    11.62     13.28    1.40%     3.40%         212      18.81%    21.17%      0.04%
      December 31, 2009 ............       17     9.78     10.96    1.40%     3.40%         184      27.01%    29.55%      2.34%
      December 31, 2008 ............       19     7.70      8.46    1.40%     3.40%         159     -41.49%   -40.25%      1.61%
      December 31, 2007 ............       24    13.16     14.16    1.40%     3.40%         342       4.03%     6.07%      0.08%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2011 ............      822     9.35     10.96    1.40%    31.96%       8,425       2.52%     6.00%      1.28%
      December 31, 2010 ............      877     9.12     10.34    1.40%    33.10%       8,610       7.93%    11.78%      1.40%
      December 31, 2009 ............      966     8.45      9.25    1.40%    39.24%       8,601      17.85%    21.87%      1.75%
      December 31, 2008 ............    1,142     7.17      7.59    1.40%    32.80%       8,465     -25.78%   -23.18%      2.05%
      December 31, 2007 ............    1,328     9.66      9.88    1.40%    15.47%      12,999      -3.69%    -1.50%      1.14%
      Inception May 1, 2007
   JNF Equity Portfolio
      December 31, 2011 ............    1,811     7.61      8.92    1.40%     3.40%      15,132      -2.31%     1.02%      0.77%
      December 31, 2010 ............    2,030     7.79      8.83    1.40%     3.40%      17,022      21.72%    25.96%      0.77%
      December 31, 2009 ............    2,183     6.40      7.01    1.40%     3.40%      14,738      30.35%    35.07%      1.00%
      December 31, 2008 ............    2,403     4.91      5.19    1.40%     3.40%      12,186     -44.46%   -42.65%      0.15%
      December 31, 2007 ............    2,948     8.84      9.05    1.40%     3.40%      26,416     -11.69%    -9.59%      0.00%
      Inception May 1, 2007
   JNF Money Market Portfolio
      December 31, 2011 ............      912     9.00      9.68    1.40%     3.40%       8,809      -3.33%    -1.43%      0.01%
      December 31, 2010 ............    1,118     9.31      9.82    1.40%     3.40%      10,957      -3.32%    -1.41%      0.02%
      December 31, 2009 ............    1,262     9.63      9.96    1.40%     3.40%      12,548      -3.12%    -1.09%      0.29%
      December 31, 2008 ............    2,034     9.94     10.07    1.40%     3.40%      20,477      -0.60%     0.70%      1.67%
     Inception April 30, 2008
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2011                    31    11.14     12.37    1.40%     3.25%         380      -1.24%     0.57%      7.07%
      December 31, 2010 ............       25    11.28     12.30    1.40%     3.25%         311       9.41%    11.51%      7.57%
      December 31, 2009 ............       25    10.31     11.03    1.40%     3.25%         281      17.69%    19.89%      7.50%
      December 31, 2008 ............       35     8.76      9.20    1.40%     3.25%         325     -18.51%   -17.04%     15.57%
      December 31, 2007 ............        3    10.75     11.09    1.40%     3.25%          31       4.88%     6.84%      7.36%
   CommodityRealReturn Strategy Portfolio
      December 31, 2011 ............       20     9.01     10.01    1.40%     3.25%         200     -10.53%    -8.83%      3.48%
      December 31, 2010 ............       28    10.07     10.98    1.40%     3.25%         305      20.45%    22.82%      4.15%
      December 31, 2009 ............       20     8.36      8.94    1.40%     3.25%         180      37.05%    39.47%      6.60%
      December 31, 2008 ............       18     6.10      6.41    1.40%     3.25%         113     -45.58%   -44.55%      4.65%
      December 31, 2007 ............        3    11.21     11.56    1.40%     3.25%          40      19.26%    21.43%      3.15%
   Emerging Markets Bond Portfolio
      December 31, 2011 ............        7    12.67     14.07    1.40%     3.25%          94       2.92%     4.84%      5.34%
      December 31, 2010 ............        8    12.31     13.42    1.40%     3.25%         110       8.55%    10.54%      4.72%
      December 31, 2009 ............        2    11.34     12.14    1.40%     3.25%          24      26.28%    28.74%      6.26%
      December 31, 2008 ............       57     8.98      9.43    1.40%     3.25%         539     -17.24%   -15.80%      6.23%
      December 31, 2007 ............        2    10.85     11.20    1.40%     3.25%          17       2.36%     4.38%      5.81%
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2011 ............        4    11.63     12.92    1.40%     3.25%          48       3.38%     5.30%      2.12%
      December 31, 2010 ............        5    11.25     12.27    1.40%     3.25%          58       4.94%     6.97%      1.82%
      December 31, 2009 ............        4    10.72     11.47    1.40%     3.25%          48      11.90%    14.02%      3.25%
      December 31, 2008 ............        2     9.58     10.06    1.40%     3.25%          20      -5.52%    -3.82%      3.19%
      December 31, 2007 ............        2    10.14     10.46    1.40%     3.25%          16       0.30%     2.25%      3.41%

                                                                              62

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Bond Unhedged Portfolio
      December 31, 2011 ............       14   $13.02    $14.46    1.40%     3.25%    $    208       4.16%     6.09%      2.50%
      December 31, 2010 ............       14    12.50     13.63    1.40%     3.25%         191       8.04%    10.10%      2.76%
      December 31, 2009 ............       14    11.57     12.38    1.40%     3.25%         173      13.10%    15.16%      3.16%
      December 31, 2008 ............       15    10.23     10.75    1.40%     3.25%         159      -4.03%    -2.18%      3.08%
      December 31, 2007 ............        7    10.66     10.99    1.40%     3.25%          78       6.18%     8.17%      3.38%
   High Yield Portfolio
      December 31, 2011 ............       73    11.61     12.89    1.40%     3.25%         943       0.09%     1.90%      6.89%
      December 31, 2010 ............      218    11.60     12.65    1.40%     3.25%       2,732      10.79%    12.85%      7.05%
      December 31, 2009 ............        6    10.47     11.21    1.40%     3.25%          70      35.80%    38.22%      9.01%
      December 31, 2008 ............      176     7.71      8.11    1.40%     3.25%       1,429     -26.01%   -24.56%      7.78%
      December 31, 2007 ............       13    10.42     10.75    1.40%     3.25%         143       0.19%     2.09%      6.85%
   Long Term US Government Portfolio
      December 31, 2011 ............       40    14.76     16.24    1.40%     3.25%         640      23.72%    26.09%      2.64%
      December 31, 2010 ............       31    11.93     12.88    1.40%     3.25%         388       8.06%     9.99%      3.43%
      December 31, 2009 ............        4    11.04     11.71    1.40%     3.25%          49      -7.46%    -5.72%      3.68%
      December 31, 2008                    69    11.93     12.42    1.40%     3.25%         854      13.51%    15.75%      3.79%
      December 31, 2007 ............       27    10.51     10.73    1.40%     3.25%         287       6.27%     8.17%      4.47%
   Low Duration Portfolio
      December 31, 2011 ............       59    10.96     12.06    1.40%     3.25%         699      -2.14%    -0.33%      1.69%
      December 31, 2010                    52    11.20     12.10    1.40%     3.25%         620       1.91%     3.86%      1.58%
      December 31, 2009                   116    10.99     11.65    1.40%     3.25%       1,338       9.68%    11.70%      3.45%
      December 31, 2008 ............       11    10.02     10.43    1.40%     3.25%         115      -3.56%    -1.79%      4.15%
      December 31, 2007 ............       --    10.39     10.62    1.40%     3.25%          --       3.90%     5.88%      4.42%
   Real Return Portfolio
      December 31, 2011 ............    1,089     1.55     15.47    1.40%     3.40%       3,124       7.93%    10.71%      2.00%
      December 31, 2010 ............    1,138     1.40     14.05    1.40%     3.40%       2,601       4.55%     6.60%      1.44%
      December 31, 2009 ............    1,235     1.32     13.18    1.40%     3.40%       3,055      14.37%    16.81%      2.92%
      December 31, 2008 ............    1,433     1.13     11.29    1.40%     3.40%       3,101     -10.16%    -8.13%      3.48%
      December 31, 2007 ............      368     1.23     12.32    1.40%     3.40%       1,592       6.95%     9.12%      4.68%
   Short-Term Portfolio
      December 31, 2011 ............      121     9.59     11.18    1.40%     3.40%       1,337      -2.84%    -0.89%      0.95%
      December 31, 2010 ............      134     9.87     11.28    1.40%     3.40%       1,496      -1.30%     0.71%      0.83%
      December 31, 2009 ............      138    10.00     11.20    1.40%     3.40%       1,531       4.17%     6.26%      2.06%
      December 31, 2008 ............      179     9.60     10.54    1.40%     3.40%       1,863      -3.61%    -1.68%      3.56%
      December 31, 2007 ............      165     9.96     10.72    1.40%     3.40%       1,757       0.91%     2.98%      4.70%
   Total Return Portfolio
      December 31, 2011 ............    1,388     1.47     14.68    1.40%     3.40%       3,244       0.16%     2.16%      2.62%
      December 31, 2010 ............    1,423     1.44     14.37    1.40%     3.40%       3,725       4.53%     6.67%      2.42%
      December 31, 2009 ............    1,534     1.35     13.48    1.40%     3.40%       4,721      10.16%    12.50%      5.33%
      December 31, 2008 ............    1,316     1.20     11.99    1.40%     3.40%       4,687       1.31%     3.45%      4.47%
      December 31, 2007 ............    1,102     1.16     11.60    1.40%     3.40%       3,587       5.11%     7.41%      4.81%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2011 ............       12     7.65      8.42    1.40%     3.25%         101      -6.82%    -4.97%      0.72%
      December 31, 2010 ............       12     8.21      8.86    1.40%     3.25%         107       5.80%     7.65%      0.63%
      December 31, 2009 ............        3     7.76      8.23    1.40%     3.25%          27      11.98%    14.15%      0.75%
      December 31, 2008 ............        4     6.93      7.21    1.40%     3.25%          26     -34.68%   -33.49%      1.04%
      December 31, 2007 ............        1    10.61     10.84    1.40%     3.25%          15       3.01%     4.94%      1.18%
   Emerging Markets Portfolio
      December 31, 2011 ............       20     8.62      9.48    1.40%     3.25%         190     -26.01%   -24.70%      0.00%
      December 31, 2010 ............       21    11.65     12.59    1.40%     3.25%         258      11.91%    14.04%      0.35%
      December 31, 2009 ............       40    10.41     11.04    1.40%     3.25%         446      68.45%    71.43%      0.77%
      December 31, 2008 ............       24     6.18      6.44    1.40%     3.25%         156     -59.66%   -58.85%      0.08%
      December 31, 2007 ............       62    15.32     15.65    1.40%     3.25%         968      37.89%    40.48%      0.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Equity Income Portfolio
      December 31, 2011 ............      420   $ 1.23   $ 13.15    1.40%    3.40%      $ 1,658       2.23%     5.67%      2.21%
      December 31, 2010 ............      375     1.18     12.63    1.40%    3.40%          849      15.23%    19.49%      2.05%
      December 31, 2009 ............      407     1.00     10.76    1.40%    3.40%          781      10.08%    13.46%      2.69%
      December 31, 2008 ............      482     0.89      9.60    1.40%    3.40%        1,104     -32.80%   -30.20%      2.49%
      December 31, 2007 ............      491     1.30     14.08    1.40%    3.40%        1,521      -2.81%     0.00%      2.16%
   Fund Portfolio
      December 31, 2011 ............      105     0.99     11.51    1.40%    3.40%          315      -7.73%    -3.94%      1.21%
      December 31, 2010 ............      107     1.05     12.25    1.40%    3.40%          353      11.84%    15.45%      0.98%
      December 31, 2009 ............      157     0.92     10.75    1.40%    3.40%          622      20.77%    25.00%      1.57%
      December 31, 2008 ............      257     0.74      8.75    1.40%    3.40%          819     -36.59%   -34.33%      1.43%
      December 31, 2007 ............      236     1.15     13.55    1.40%    3.40%        1,067       1.28%     4.69%      1.01%
   High Yield Portfolio
      December 31, 2011 ............        8    11.40     13.03    1.40%    3.40%          104      -5.32%    -3.41%      4.98%
      December 31, 2010 ............      122    12.04     13.49    1.40%    3.40%        1,637      13.69%    15.99%      5.29%
      December 31, 2009 ............      121    10.59     11.63    1.40%    3.40%        1,397      54.82%    57.80%      7.48%
      December 31, 2008 ............      342     6.84      7.37    1.40%    3.40%        2,500     -37.82%   -36.52%      6.58%
      December 31, 2007 ............      142    11.00     11.61    1.40%    3.40%        1,632       2.04%     4.13%      5.11%
   Mid Cap Value Portfolio
      December 31, 2011 ............        7     9.56     10.92    1.40%    3.40%           72      -8.95%    -7.14%      0.73%
      December 31, 2010 ............       10    10.50     11.76    1.40%    3.40%          120      14.01%    16.21%      1.02%
      December 31, 2009 ............        8     9.21     10.12    1.40%    3.40%           81      21.02%    23.57%      0.26%
      December 31, 2008 ............       10     7.61      8.19    1.40%    3.40%           84     -36.00%   -34.69%      1.91%
      December 31, 2007 ............       11    11.89     12.54    1.40%    3.40%          143       1.80%     3.89%      0.72%
   Strategic Income Portfolio
      December 31, 2011 ............       16    11.73     12.90    1.40%    3.25%          207      -1.68%     0.16%      4.90%
      December 31, 2010 ............       15    11.93     12.88    1.40%    3.25%          195       7.87%     9.80%      5.35%
      December 31, 2009 ............       15    11.06     11.73    1.40%    3.25%          180      25.11%    27.50%     10.59%
      December 31, 2008 ............       94     8.84      9.20    1.40%    3.25%          861     -14.51%   -12.96%     6.44%
      December 31, 2007 ............        6    10.34     10.57    1.40%    3.25%           59       2.68%     4.65%      5.17%
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2011 ............      117     2.16     21.61    1.40%    3.40%          549     -15.04%   -13.25%      1.86%
      December 31, 2010 ............      187     2.49     24.94    1.40%    3.40%        1,011      25.71%    28.16%      1.86%
      December 31, 2009 ............      197     1.95     19.46    1.40%    3.40%          828      52.77%    56.00%      0.00%
      December 31, 2008 ............      207     1.25     12.48    1.40%    3.40%          568     -45.19%   -43.95%      1.99%
      December 31, 2007 ............      282     2.23     22.32    1.40%    3.40%        1,514       0.45%     2.53%      1.15%
   Small-Cap Portfolio
      December 31, 2011 ............      234     2.19     21.93    1.40%    3.40%          979      -6.45%    -4.61%      0.25%
      December 31, 2010 ............      298     2.30     22.99    1.40%    3.40%        1,984      16.48%    19.17%      0.09%
      December 31, 2009 ............      314     1.93     19.34    1.40%    3.40%        1,892      30.69%    33.29%      0.00%
      December 31, 2008 ............      425     1.45     14.51    1.40%    3.40%        2,314     -29.62%   -28.20%      0.72%
      December 31, 2007 ............      376     2.02     20.21    1.40%    3.40%        2,192      -5.49%    -3.35%      0.05%
RYDEX VARIABLE TRUST:
   Banking Fund
      December 31, 2011 ............       10     3.55      5.13    1.40%    3.40%           41     -24.79%   -23.32%      0.22%
      December 31, 2010 ............       18     4.72      6.69    1.40%    3.40%          100       9.26%    11.50%      0.27%
      December 31, 2009 ............      138     4.32      6.00    1.40%    3.40%          653      -6.65%    -4.72%      3.30%
      December 31, 2008 ............      133     4.62      6.30    1.40%    3.40%          702     -43.17%   -41.99%      0.13%
      December 31, 2007 ............        6     8.13     10.86    1.40%    3.40%           60     -29.55%   -28.08%      2.42%
   Basic Materials Fund
      December 31, 2011 ............       29    14.72     17.70    1.40%    3.40%          499     -19.25%   -17.60%      0.00%
      December 31, 2010 ............       50    18.23     21.48    1.40%    3.40%        1,039      22.43%    24.94%      0.50%
      December 31, 2009 ............       76    14.89     17.20    1.40%    3.40%        1,255      50.25%    53.31%      0.24%
      December 31, 2008 ............      126     9.91     11.22    1.40%    3.40%        1,357     -47.23%   -46.16%      0.39%
      December 31, 2007 ............      105    18.78     20.84    1.40%    3.40%        2,135      29.43%    32.15%      0.13%

                                                                              64

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO      (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
      December 31, 2011 ............       59   $ 9.53   $ 11.97    1.40%    3.40%      $   684       6.87%     9.16%      0.00%
      December 31, 2010 ............       78     8.73     10.98    1.40%    3.40%          829       7.02%     9.15%      0.00%
      December 31, 2009 ............       63     8.00     10.06    1.40%    3.40%          603      14.39%    16.71%      0.00%
      December 31, 2008 ............      133     6.86      8.62    1.40%    3.40%        1,101     -14.69%   -12.94%      0.00%
      December 31, 2007 ............       34     7.88      9.91    1.40%    3.40%          291       0.88%     3.01%      0.00%
   Commodities Strategy Fund
      December 31, 2011 ............       22     4.83      5.47    1.40%    3.40%          119      -9.72%    -7.91%      9.50%
      December 31, 2010 ............       28     5.35      5.94    1.40%    3.40%          165       4.46%     6.64%      0.00%
      December 31, 2009 ............       31     5.12      5.57    1.40%    3.40%          168       7.79%     9.94%      1.55%
      December 31, 2008 ............       21     4.75      5.07    1.40%    3.40%          104     -50.78%   -49.70%      1.21%
      December 31, 2007 ............       10     9.65     10.08    1.40%    3.40%           99      26.64%    29.23%      0.00%
   Consumer Products Fund
      December 31, 2011 ............       53    12.80     18.36    1.40%    3.40%          792       9.97%    12.18%      1.56%
      December 31, 2010 ............       69    11.64     16.37    1.40%    3.40%          924      13.45%    15.69%      2.51%
      December 31, 2009 ............       22    10.26     14.15    1.40%    3.40%          287      15.02%    17.47%      1.31%
      December 31, 2008 ............       45     8.92     12.05    1.40%    3.40%          460     -25.91%   -24.45%      0.19%
      December 31, 2007 ............       15    12.04     15.95    1.40%    3.40%          232       7.31%     9.55%      1.48%
   Dow 2X Strategy Fund
      December 31, 2011 ............      124     8.36      9.68    1.40%    3.40%        1,156       5.42%     7.64%      0.00%
      December 31, 2010 ............      170     7.93      9.00    1.40%    3.40%        1,487      20.48%    22.95%      0.69%
      December 31, 2009 ............      139     6.58      7.32    1.40%    3.40%        1,006      32.39%    34.97%      0.00%
      December 31, 2008 ............      322     4.97      5.43    1.40%    3.40%        1,723     -63.05%   -62.21%      0.02%
      December 31, 2007 ............      493    13.45     14.37    1.40%    3.40%        7,053       4.51%     6.70%      2.24%
   Electronics Fund
      December 31, 2011 ............        7     3.97      6.72    1.40%    3.40%           34     -19.21%   -17.55%      0.00%
      December 31, 2010 ............       12     4.82      8.15    1.40%    3.40%           82       5.79%     8.07%      0.00%
      December 31, 2009 ............       28     4.46      7.55    1.40%    3.40%          167      66.01%    69.66%      0.00%
      December 31, 2008 ............        7     2.63      4.45    1.40%    3.40%           20     -51.77%   -50.83%      0.00%
      December 31, 2007 ............        8     5.36      9.05    1.40%    3.40%           52      -5.82%    -3.77%      0.00%
   Energy Fund
      December 31, 2011 ............       79    16.28     18.98    1.40%    3.40%        1,482      -8.95%    -7.14%      0.00%
      December 31, 2010 ............      127    17.88     20.44    1.40%    3.40%        2,565      15.06%    17.43%      0.58%
      December 31, 2009 ............      124    15.54     17.41    1.40%    3.40%        2,114      33.85%    36.59%      0.00%
      December 31, 2008 ............      120    11.61     12.75    1.40%    3.40%        1,502     -47.84%   -46.79%      0.00%
      December 31, 2007 ............      258    22.26     23.96    1.40%    3.40%        6,060      28.74%    31.39%      0.00%
   Energy Services Fund
      December 31, 2011 ............       80    13.83     19.46    1.40%    3.40%        1,472     -12.34%   -10.54%      0.00%
      December 31, 2010 ............      108    15.46     21.76    1.40%    3.40%        2,240      21.82%    24.28%      0.00%
      December 31, 2009 ............      143    12.44     17.51    1.40%    3.40%        2,404      57.09%    60.20%      0.00%
      December 31, 2008 ............      108     7.77     10.93    1.40%    3.40%        1,108     -59.05%   -58.18%      0.00%
      December 31, 2007 ............      266    18.58     26.15    1.40%    3.40%        6,373      32.50%    35.23%      0.00%
   Europe 1.25X Strategy Fund
      December 31, 2011 ............       10     6.76      8.29    1.40%    3.40%           81     -17.96%   -16.35%      0.00%
      December 31, 2010 ............       16     8.24      9.91    1.40%    3.40%          151     -13.72%   -11.96%      1.03%
      December 31, 2009 ............       43     9.55     11.27    1.40%    3.40%          476      31.00%    33.85%      2.64%
      December 31, 2008 ............       69     7.29      8.42    1.40%    3.40%          563     -56.35%   -55.50%      0.51%
      December 31, 2007 ............      106    16.70     18.92    1.40%    3.40%        1,960       9.22%    11.54%      2.17%
   Financial Services Fund
      December 31, 2011 ............       28     5.29      6.26    1.40%    3.40%          169     -17.73%   -16.09%      0.16%
      December 31, 2010 ............       21     6.43      7.46    1.40%    3.40%          154      10.67%    12.86%      0.89%
      December 31, 2009 ............       20     5.81      6.61    1.40%    3.40%          129      15.51%    18.12%      0.93%
      December 31, 2008 ............      113     5.03      5.60    1.40%    3.40%          623     -49.75%   -48.79%      0.00%
      December 31, 2007 ............       37    10.01     10.94    1.40%    3.40%          399     -21.55%   -19.91%      2.10%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2011 ............      214     1.66     24.02    1.40%    3.40%        1,397      36.73%    39.57%      1.72%
      December 31, 2010 ............      134     1.19     17.21    1.40%    3.40%        1,120       6.47%     9.17%      2.19%
      December 31, 2009 ............       87     1.09     15.85    1.40%    3.40%          572     -33.82%   -32.50%      2.19%
      December 31, 2008 ............      275     1.62     23.48    1.40%    3.40%        3,001      40.04%    43.36%      2.72%
      December 31, 2007 ............      213     1.13     16.43    1.40%    3.40%        1,983       6.08%     8.20%      3.54%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE        EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Health Care Fund
      December 31, 2011 ............       25   $10.10   $ 11.77    1.40%    3.40%      $   282       1.20%     3.25%      0.00%
      December 31, 2010 ............       35     9.98     11.40    1.40%    3.40%          393       3.21%     5.30%      0.27%
      December 31, 2009 ............       48     9.67     10.83    1.40%    3.40%          514      20.57%    22.93%      0.00%
      December 31, 2008 ............       67     8.02      8.81    1.40%    3.40%          576     -27.42%   -25.90%      0.00%
      December 31, 2007 ............      106    11.05     11.89    1.40%    3.40%        1,242       2.50%     4.59%      0.00%
   Internet Fund
      December 31, 2011 ............        6     6.81     11.78    1.40%    3.40%           65     -14.83%   -13.14%      0.00%
      December 31, 2010 ............       13     7.84     13.57    1.40%    3.40%          151      16.72%    19.15%      0.00%
      December 31, 2009 ............       19     6.58     11.39    1.40%    3.40%          200      60.41%    63.68%      0.00%
      December 31, 2008 ............        9     4.02      6.96    1.40%    3.40%           54     -46.77%   -45.67%      0.00%
      December 31, 2007 ............       10     7.40     12.81    1.40%    3.40%          106       6.72%     8.84%      0.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2011 ............      168     2.23      2.60    1.40%    3.40%          436     -29.65%   -28.06%      0.00%
      December 31, 2010 ............      126     3.17      3.62    1.40%    3.40%          451     -32.55%   -31.17%      0.00%
      December 31, 2009 ............      101     4.70      5.27    1.40%    3.40%          528     -46.53%   -45.39%      0.00%
      December 31, 2008 ............       72     8.79      9.65    1.40%    3.40%          691      55.58%    58.77%      0.21%
      December 31, 2007 ............      108     5.65      6.08    1.40%    3.40%          655     -12.13%   -10.25%      3.14%
   Inverse Government Long Bond Strategy Fund
      December 31, 2011 ............       56     0.39      3.93    1.40%    3.40%          119     -32.81%   -31.45%      0.00%
      December 31, 2010 ............       83     0.57      5.74    1.40%    3.40%          305     -15.73%   -13.64%      0.00%
      December 31, 2009 ............      165     0.66      6.69    1.40%    3.40%          441      15.49%    17.86%      0.00%
      December 31, 2008 ............      245     0.56      5.69    1.40%    3.40%          980     -32.60%   -30.86%      0.29%
      December 31, 2007 ............      108     0.81      8.29    1.40%    3.40%          538      -7.73%    -5.79%      2.99%
   Inverse Mid-Cap Strategy Fund
      December 31, 2011 ............        2     3.57      4.13    1.40%    3.40%            8     -10.30%    -8.63%      0.00%
      December 31, 2010 ............        2     3.98      4.52    1.40%    3.40%            7     -27.90%   -26.38%      0.00%
      December 31, 2009 ............        2     5.52      6.14    1.40%    3.40%           10     -37.41%   -36.15%      0.00%
      December 31, 2008 ............        2     8.82      9.62    1.40%    3.40%           15      29.90%    32.60%      0.13%
      December 31, 2007 ............       --     6.79      7.26    1.40%    3.40%            2      -5.30%    -3.33%      0.17%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2011 ............      118     3.73      4.35    1.40%    3.40%          497     -13.26%   -11.25%      0.00%
      December 31, 2010 ............       44     4.30      4.91    1.40%    3.40%          211     -23.89%   -22.28%      0.00%
      December 31, 2009 ............       24     5.65      6.32    1.40%    3.40%          149     -42.06%   -40.93%      0.12%
      December 31, 2008 ............       20     9.75     10.70    1.40%    3.40%          214      43.17%    45.98%      0.43%
      December 31, 2007 ............       38     6.81      7.33    1.40%    3.40%          267     -14.34%   -12.53%      4.44%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2011 ............        7     3.33      3.87    1.40%    3.40%           27     -10.72%    -8.94%      0.00%
      December 31, 2010 ............       23     3.73      4.25    1.40%    3.40%           94     -30.15%   -28.62%      0.00%
      December 31, 2009 ............       21     5.34      5.96    1.40%    3.40%          125     -35.04%   -33.78%      0.00%
      December 31, 2008 ............        4     8.22      9.00    1.40%    3.40%           34      20.53%    23.05%      0.15%
      December 31, 2007 ............       82     6.82      7.32    1.40%    3.40%          602       1.79%     3.98%      4.57%
   Inverse S&P 500 Strategy Fund
      December 31, 2011 ............      261     0.45      5.69    1.40%    3.40%          674     -12.23%   -10.28%      0.00%
      December 31, 2010 ............       87     0.51      6.35    1.40%    3.40%          189     -19.66%   -17.74%      0.00%
      December 31, 2009 ............      138     0.62      7.78    1.40%    3.40%          260     -30.01%   -28.55%      0.00%
      December 31, 2008 ............       85     0.87     10.91    1.40%    3.40%          341      34.63%    38.10%      0.54%
      December 31, 2007 ............      165     0.63      7.96    1.40%    3.40%          809      -2.61%     0.00%      2.12%
   Japan 2X Strategy Fund
      December 31, 2011 ............       13     6.14      7.35    1.40%    3.40%           91     -31.32%   -29.93%      0.00%
      December 31, 2010 ............       23     8.94     10.49    1.40%    3.40%          233      11.75%    14.06%      0.00%
      December 31, 2009 ............       42     8.00      9.19    1.40%    3.40%          379      19.58%    22.07%      0.27%
      December 31, 2008 ............       71     6.69      7.54    1.40%    3.40%          518     -35.24%   -33.93%      0.44%
      December 31, 2007 ............       41    10.33     11.41    1.40%    3.40%          467     -14.20%   -12.43%      3.78%
   Leisure Fund
      December 31, 2011 ............        2     9.44     11.10    1.40%    3.40%           23      -0.94%     1.00%      0.00%
      December 31, 2010 ............        5     9.35     10.99    1.40%    3.40%           47      25.95%    28.61%      0.06%
      December 31, 2009 ............        6     7.27      8.55    1.40%    3.40%           53      32.24%    34.88%      0.00%
      December 31, 2008 ............       80     5.39      6.34    1.40%    3.40%          500     -50.85%   -49.80%      0.00%
      December 31, 2007 ............       27    10.74     12.63    1.40%    3.40%          340      -5.78%    -3.88%      0.00%

                                                                              66

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Mid Cap 1.5X Strategy Fund
      December 31, 2011 ............       63   $ 1.85   $ 18.49    1.40%    3.40%      $   313     -10.72%    -8.87%      0.00%
      December 31, 2010 ............       92     2.03     20.29    1.40%    3.40%          657      32.95%    35.63%      0.00%
      December 31, 2009 ............       89     1.50     14.96    1.40%    3.40%          521      47.39%    50.35%      0.04%
      December 31, 2008 ............      193     1.00      9.95    1.40%    3.40%        1,083     -56.38%   -55.16%      0.00%
      December 31, 2007 ............       83     2.23     22.35    1.40%    3.40%          593       0.15%     2.15%      1.04%
   NASDAQ-100(R) Fund
      December 31, 2011 ............      117     1.11     17.19    1.40%    3.40%        2,013      -1.27%     2.78%      0.00%
      December 31, 2010 ............      160     1.08     17.06    1.40%    3.40%        2,707      14.56%    18.68%      0.00%
      December 31, 2009 ............      205     0.91     14.60    1.40%    3.40%        2,952      46.93%    51.67%      0.00%
      December 31, 2008 ............      228     0.60      9.74    1.40%    3.40%        2,201     -43.88%   -41.75%      0.14%
      December 31, 2007 ............      281     1.03     17.01    1.40%    3.40%        4,718      13.86%    17.05%      0.08%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2011 ............       56     9.96     17.55    1.40%    3.40%          688      -4.05%    -2.02%      0.00%
      December 31, 2010 ............      112    10.38     17.92    1.40%    3.40%        1,562      32.40%    35.08%      0.00%
      December 31, 2009 ............      106     7.84     13.27    1.40%    3.40%        1,104     110.75%   114.72%      0.00%
      December 31, 2008 ............      139     3.72      6.18    1.40%    3.40%          655     -73.56%   -72.99%      0.09%
      December 31, 2007 ............      193    14.07     22.88    1.40%    3.40%        3,028      23.96%    26.41%      0.51%
   Nova Fund
      December 31, 2011 ............      121     0.83      9.33    1.40%    3.40%        1,132      -4.42%    -1.19%      0.04%
      December 31, 2010 ............      153     0.84      9.57    1.40%    3.40%        1,461      15.93%    20.00%      0.21%
      December 31, 2009 ............      194     0.70      8.09    1.40%    3.40%        1,554      31.03%    34.62%      0.94%
      December 31, 2008 ............      224     0.52      6.05    1.40%    3.40%        1,356     -56.03%   -53.98%      0.33%
      December 31, 2007 ............      244     1.13     13.60    1.40%    3.40%        3,293      -2.26%     0.89%      1.29%
   Precious Metals Fund
      December 31, 2011 ............      161    12.39     17.50    1.40%    3.40%        2,582     -26.67%   -25.18%      0.07%
      December 31, 2010 ............      200    16.56     23.40    1.40%    3.40%        4,357      33.44%    36.18%      0.00%
      December 31, 2009 ............      239    12.16     17.19    1.40%    3.40%        3,806      44.31%    47.17%      0.00%
      December 31, 2008 ............      265     8.27     11.68    1.40%    3.40%        2,898     -40.65%   -39.41%      0.00%
      December 31, 2007 ............      166    13.65     19.28    1.40%    3.40%        2,856      15.55%    17.92%      0.00%
   Real Estate Fund
      December 31, 2011 ............       12    11.00     15.32    1.40%    3.40%          159      -1.08%     0.87%      0.80%
      December 31, 2010 ............       77    11.12     15.19    1.40%    3.40%          959      20.61%    23.16%      4.22%
      December 31, 2009 ............       24     9.22     12.34    1.40%    3.40%          253      21.12%    23.52%      6.48%
      December 31, 2008 ............       73     7.61      9.99    1.40%    3.40%          608     -43.63%   -42.45%      0.25%
      December 31, 2007 ............       31    13.50     17.36    1.40%    3.40%          470     -21.83%   -20.21%      1.29%
   Retailing Fund
      December 31, 2011 ............        3    10.72     13.28    1.40%    3.40%           40       1.71%     3.83%      0.00%
      December 31, 2010 ............        7    10.54     12.79    1.40%    3.40%           85      21.01%    23.36%      0.00%
      December 31, 2009 ............        9     8.71     10.37    1.40%    3.40%           96      39.36%    42.27%      0.00%
      December 31, 2008 ............        6     6.25      7.29    1.40%    3.40%           44     -35.17%   -33.85%      0.00%
      December 31, 2007 ............        6     9.64     11.02    1.40%    3.40%           69     -15.59%   -13.79%      0.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2011 ............       50     1.63     16.27    1.40%    3.40%          335     -15.05%   -13.30%      0.00%
      December 31, 2010 ............       63     1.88     18.79    1.40%    3.40%          722      33.20%    36.23%      0.00%
      December 31, 2009 ............       61     1.38     13.82    1.40%    3.40%          385      28.86%    31.43%      0.00%
      December 31, 2008 ............       86     1.05     10.52    1.40%    3.40%          591     -53.00%   -52.03%      0.08%
      December 31, 2007 ............      106     2.19     21.93    1.40%    3.40%        1,566      -9.88%    -7.98%      1.72%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2011 ............       13     4.22      4.64    1.40%    3.25%           59     -21.85%   -20.55%      0.00%
      December 31, 2010 ............       57     5.40      5.84    1.40%    3.25%          328      43.62%    46.37%      0.00%
      December 31, 2009 ............       16     3.76      3.99    1.40%    3.25%           66      31.47%    33.89%      0.01%
      December 31, 2008 ............       25     2.86      2.98    1.40%    3.25%           73     -67.31%   -66.67%      1.33%
      December 31, 2007 ............        3     8.75      8.94    1.40%    3.25%           29     -15.38%   -13.79%      0.00%
   S&P 500 2X Strategy Fund
      December 31, 2011 ............       64     6.53     11.04    1.40%    3.40%          513      -7.11%    -5.24%      0.00%
      December 31, 2010 ............      114     7.03     11.65    1.40%    3.40%          999      21.21%    23.69%      0.00%
      December 31, 2009 ............      246     5.80      9.42    1.40%    3.40%        1,791      41.46%    44.44%      0.70%
      December 31, 2008 ............      520     4.10      6.53    1.40%    3.40%        2,449     -69.06%   -68.41%      0.00%
      December 31, 2007 ............      215    13.25     20.67    1.40%    3.40%        3,478      -2.79%    -0.77%      1.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   S&P 500 Pure Growth Fund
      December 31, 2011 ............       61   $10.13   $ 11.73    1.40%    3.40%      $   709      -4.34%    -2.41%      0.00%
      December 31, 2010 ............       83    10.59     12.02    1.40%    3.40%          991      20.89%    23.33%      0.00%
      December 31, 2009 ............      105     8.76      9.75    1.40%    3.40%        1,018      42.21%    45.23%      0.00%
      December 31, 2008 ............      218     6.16      6.72    1.40%    3.40%        1,453     -41.83%   -40.64%      0.00%
      December 31, 2007 ............       92    10.59     11.32    1.40%    3.40%        1,026       1.44%     3.53%      0.00%
   S&P 500 Pure Value Fund
      December 31, 2011 ............       47     9.17     10.63    1.40%    3.40%          497      -6.43%    -4.49%      0.02%
      December 31, 2010 ............      190     9.80     11.13    1.40%    3.40%        2,111      16.25%    18.70%      1.46%
      December 31, 2009 ............       60     8.43      9.38    1.40%    3.40%          558      46.30%    49.13%      1.87%
      December 31, 2008 ............       79     5.76      6.29    1.40%    3.40%          494     -50.43%   -49.35%      1.17%
      December 31, 2007 ............       85    11.62     12.42    1.40%    3.40%        1,055      -8.50%    -6.63%      0.86%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2011 ............       17    14.23     16.49    1.40%    3.40%          280      -3.98%    -2.01%      0.00%
      December 31, 2010 ............       86    14.82     16.83    1.40%    3.40%        1,417      28.20%    30.77%      0.00%
      December 31, 2009 ............       81    11.56     12.87    1.40%    3.40%        1,034      51.51%    54.69%      0.00%
      December 31, 2008 ............       29     7.63      8.33    1.40%    3.40%          239     -38.27%   -36.99%      0.00%
      December 31, 2007 ............       53    12.36     13.22    1.40%    3.40%          696       4.75%     6.96%      0.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2011 ............       17    10.43     12.19    1.40%    3.40%          202     -10.32%    -8.41%      0.00%
      December 31, 2010 ............       42    11.63     13.31    1.40%    3.40%          559      16.18%    18.49%      0.69%
      December 31, 2009 ............       79    10.01     11.24    1.40%    3.40%          879      50.07%    53.16%      1.50%
      December 31, 2008 ............       33     6.67      7.34    1.40%    3.40%          242     -45.55%   -44.39%      0.00%
      December 31, 2007 ............       30    12.25     13.20    1.40%    3.40%          400      -8.03%    -6.16%      0.58%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2011 ............       96    11.78     13.65    1.40%    3.40%        1,276       0.08%     2.11%      0.00%
      December 31, 2010 ............       30    11.77     13.37    1.40%    3.40%          396      21.22%    23.68%      0.00%
      December 31, 2009 ............      107     9.71     10.81    1.40%    3.40%        1,138      29.47%    32.19%      0.00%
      December 31, 2008 ............       24     7.50      8.18    1.40%    3.40%          194     -36.55%   -35.23%      0.00%
      December 31, 2007 ............       76    11.82     12.64    1.40%    3.40%          961      -3.43%    -1.48%      0.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2011 ............       44     9.19     10.83    1.40%    3.40%          457     -12.48%   -10.72%      0.00%
      December 31, 2010 ............       30    10.50     12.13    1.40%    3.40%          363      20.83%    23.40%      0.00%
      December 31, 2009 ............       33     8.69      9.83    1.40%    3.40%          326      56.86%    60.10%      0.87%
      December 31, 2008 ............      165     5.54      6.15    1.40%    3.40%          989     -45.36%   -44.24%      1.00%
      December 31, 2007 ............       44    10.14     11.03    1.40%    3.40%          484     -23.07%   -21.43%      0.18%
   SGI All-Asset Aggressive Strategy Fund
      December 31, 2011 ............        6     8.86      9.75    1.40%    3.25%           54      -7.32%    -5.61%      1.20%
      December 31, 2010 ............        4     9.56     10.33    1.40%    3.25%           43       8.76%    10.72%      0.93%
      December 31, 2009 ............        2     8.79      9.33    1.40%    3.25%           22      14.60%    16.77%      0.00%
      December 31, 2008 ............       --     7.67      7.99    1.40%    3.25%           --     -27.50%   -26.09%      0.00%
      December 31, 2007 ............       --    10.58     10.81    1.40%    3.25%           --       3.32%     5.26%      0.00%
   SGI All-Asset Conservative Strategy Fund
      December 31, 2011 ............        2     9.06      9.97    1.40%    3.25%           17      -4.43%    -2.64%      0.30%
      December 31, 2010 ............        2     9.48     10.24    1.40%    3.25%           23       3.95%     5.89%      6.05%
      December 31, 2009 ............       --     9.12      9.67    1.40%    3.25%            1       1.67%     3.64%      0.00%
      December 31, 2008 ............       11     8.97      9.33    1.40%    3.25%          106     -13.67%   -12.15%      4.03%
      December 31, 2007 ............       10    10.39     10.62    1.40%    3.25%          103       2.97%     4.94%      2.61%
   SGI All-Asset Moderate Strategy Fund
      December 31, 2011 ............       35     8.95      9.85    1.40%    3.25%          341      -5.89%    -4.09%      0.39%
      December 31, 2010 ............       20     9.51     10.27    1.40%    3.25%          201       4.39%     6.31%      2.09%
      December 31, 2009 ............       14     9.11      9.66    1.40%    3.25%          133       8.19%    10.27%      0.00%
      December 31, 2008 ............       11     8.42      8.76    1.40%    3.25%          100     -20.19%   -18.74%      2.08%
      December 31, 2007 ............        2    10.55     10.78    1.40%    3.25%           18       3.13%     5.07%      2.10%
   SGI CLS AdvisorOne Amerigo Fund
      December 31, 2011 ............      113     9.81     11.21    1.40%    3.40%        1,255     -10.41%    -8.56%      0.00%
      December 31, 2010 ............      128    10.95     12.26    1.40%    3.40%        1,551      11.28%    13.52%      0.09%
      December 31, 2009 ............      138     9.84     10.80    1.40%    3.40%        1,477      34.79%    37.40%      0.62%
      December 31, 2008 ............      135     7.30      7.86    1.40%    3.40%        1,051     -44.99%   -43.86%      0.31%
      December 31, 2007 ............      126    13.27     14.00    1.40%    3.40%        1,747       9.94%    12.18%      0.39%

                                                                              68

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   SGI CLS AdvisorOne Clermont Fund
      December 31, 2011 ............       48   $ 9.25   $ 10.57    1.40%    3.40%      $   506      -3.55%    -1.67%      1.85%
      December 31, 2010 ............       41     9.59     10.75    1.40%    3.40%          440       7.27%     9.47%      1.71%
      December 31, 2009 ............       48     8.94      9.82    1.40%    3.40%          476      18.41%    20.94%      1.83%
      December 31, 2008 ............       49     7.55      8.12    1.40%    3.40%          395     -32.41%   -31.07%      1.10%
      December 31, 2007 ............       44    11.17     11.78    1.40%    3.40%          514       2.67%     4.71%      2.06%
   SGI Multi-Hedge Strategies Fund
      December 31, 2011 ............        1     7.65      8.61    1.40%    3.40%           13       0.00%     2.01%      0.00%
      December 31, 2010 ............        2     7.65      8.44    1.40%    3.40%           15       2.68%     4.71%      0.00%
      December 31, 2009 ............        1     7.45      8.06    1.40%    3.40%           10      -6.52%    -4.62%      1.08%
      December 31, 2008 ............        2     7.97      8.45    1.40%    3.40%           13     -21.48%   -19.91%      0.50%
      December 31, 2007 ............        2    10.15     10.55    1.40%    3.40%           17       0.30%     2.43%      2.80%
   SGI U.S. Long Short Momentum Fund
      December 31, 2011 ............       20     1.51     15.08    1.40%    3.40%           80      -9.64%    -7.82%      0.00%
      December 31, 2010 ............       29     1.64     16.36    1.40%    3.40%          138       7.45%    10.07%      0.00%
      December 31, 2009 ............       32     1.49     14.92    1.40%    3.40%          181      23.04%    25.48%      0.10%
      December 31, 2008 ............       37     1.19     11.89    1.40%    3.40%          158     -42.73%   -41.38%      0.00%
      December 31, 2007 ............       40     2.03     20.34    1.40%    3.40%          469      18.62%    21.00%      0.00%
   Strengthening Dollar 2X Strategy Fund
      December 31, 2011 ............        2     5.44      6.16    1.40%    3.40%           10      -7.48%    -5.52%      0.00%
      December 31, 2010 ............        1     5.88      6.52    1.40%    3.40%            8      -7.69%    -5.78%      0.00%
      December 31, 2009 ............       11     6.37      6.92    1.40%    3.40%           73     -18.65%   -17.03%      0.00%
      December 31, 2008 ............        2     7.83      8.34    1.40%    3.40%           18       2.08%     4.12%      0.00%
      December 31, 2007 ............        1     7.67      8.01    1.40%    3.40%            7     -13.92%   -12.17%      0.00%
   Technology Fund
      December 31, 2011 ............        7     6.63      9.88    1.40%    3.40%           60     -12.23%   -10.43%      0.00%
      December 31, 2010 ............       23     7.41     11.03    1.40%    3.40%          231       8.31%    10.60%      0.00%
      December 31, 2009 ............       20     6.70      9.99    1.40%    3.40%          177      50.25%    53.46%      0.00%
      December 31, 2008 ............       57     4.37      6.51    1.40%    3.40%          273     -47.20%   -46.15%      0.00%
      December 31, 2007 ............      218     8.12     12.09    1.40%    3.40%        2,044       6.65%     8.85%      0.00%
   Telecommunications Fund
      December 31, 2011 ............        9     6.43      8.94    1.40%    3.40%           71     -17.26%   -15.58%      0.86%
      December 31, 2010 ............       11     7.62     10.59    1.40%    3.40%          110      10.75%    12.90%      0.89%
      December 31, 2009 ............       27     6.75      9.38    1.40%    3.40%          242      24.37%    26.93%      3.99%
      December 31, 2008 ............       29     5.32      7.39    1.40%    3.40%          205     -47.17%   -46.10%      0.35%
      December 31, 2007 ............      122     9.87     13.71    1.40%    3.40%        1,510       5.55%     7.75%      0.35%
   Transportation Fund
      December 31, 2011 ............       10    10.05     11.72    1.40%    3.40%          119     -14.10%   -12.34%      0.00%
      December 31, 2010 ............       13    11.70     13.37    1.40%    3.40%          172      20.00%    22.46%      0.00%
      December 31, 2009 ............       10     9.75     10.92    1.40%    3.40%          110      13.50%    15.68%      0.71%
      December 31, 2008 ............        4     8.59      9.44    1.40%    3.40%           38     -27.82%   -26.25%      0.00%
      December 31, 2007 ............        4    11.90     12.80    1.40%    3.40%           55     -11.79%   -10.04%      0.00%
   U.S. Government Money Market Fund
      December 31, 2011 ............    1,244     0.98     11.28    1.40%    6.40%        7,776      -3.26%     0.00%      0.00%
      December 31, 2010 ............    1,770     0.99     11.44    1.40%    6.19%       10,208      -3.37%     0.00%      0.01%
      December 31, 2009 ............    2,204     1.01     11.60    1.40%    4.14%       15,350      -3.26%     0.00%      0.05%
      December 31, 2008 ............    2,623     1.02     11.76    1.40%    3.40%       20,965      -2.26%     0.89%      1.06%
      December 31, 2007 ............    2,512     1.02     11.79    1.40%    3.40%       18,222       0.31%     3.70%      3.86%
   Utilities Fund
      December 31, 2011 ............       98     9.33     15.72    1.40%    3.40%        1,407      12.43%    14.74%      2.26%
      December 31, 2010 ............       89     8.14     13.70    1.40%    3.40%        1,075       3.27%     5.44%      4.61%
      December 31, 2009 ............       53     7.72     13.00    1.40%    3.40%          579      10.05%    12.21%      4.61%
      December 31, 2008 ............       71     6.88     11.59    1.40%    3.40%          718     -31.98%   -30.56%      0.29%
      December 31, 2007 ............      189     9.91     16.69    1.40%    3.40%        2,578       9.07%    11.35%      1.99%
   Weakening Dollar 2X Strategy Fund
      December 31, 2011 ............        4     9.20     10.41    1.40%    3.40%           36      -6.88%    -5.02%      0.00%
      December 31, 2010 ............        6     9.88     10.96    1.40%    3.40%           62      -8.77%    -6.96%      0.00%
      December 31, 2009 ............        9    10.83     11.78    1.40%    3.40%          108       3.04%     5.08%      0.03%
      December 31, 2008 ............       15    10.51     11.21    1.40%    3.40%          171     -15.17%   -13.44%      0.00%
      December 31, 2007 ............       39    12.39     12.95    1.40%    3.40%          506      14.09%    16.46%     32.55%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================================

                                                LOWEST   HIGHEST   LOWEST   HIGHEST     TOTAL      LOWEST     HIGHEST   INVESTMENT
                                       UNITS    ----------------   ----------------   NET ASSETS   ------------------    INCOME
FUND DESCRIPTION                       (000s)      UNIT VALUE       EXPENSE RATIO       (000s)        TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2011 ............      590   $ 1.37   $ 13.68    1.40%    3.40%      $ 1,254     -23.91%   -22.16%      1.75%
      December 31, 2010 ............      708     1.76     17.63    1.40%    3.40%        1,854      10.29%    12.51%      3.91%
      December 31, 2009 ............      775     1.57     15.67    1.40%    3.40%        1,912      40.39%    44.04%      0.00%
      December 31, 2008 ............      745     1.09     10.94    1.40%    3.40%        1,439     -45.53%   -44.41%      0.84%
      December 31, 2007 ............      779     1.97     19.68    1.40%    3.40%        3,076      -8.01%    -6.15%      2.18%
VAN ECK VIP TRUST:
   Emerging Markets Fund
      December 31, 2011 ............      492     2.07     21.67    1.35%    3.40%        1,480     -28.22%   -25.78%      1.18%
      December 31, 2010 ............      622     2.83     29.60    0.85%    3.40%        2,728      22.57%    26.76%      0.91%
      December 31, 2009 ............      902     2.26     23.66    1.40%    3.40%          807     106.06%   113.86%      0.10%
      December 31, 2008 ............      773     1.07     11.26    1.40%    3.40%        1,560     -65.96%   -64.83%      0.00%
      December 31, 2007 ............      936     3.09     32.41    1.40%    3.40%        6,408      32.97%    37.61%      0.44%
   Global Bond Fund
      December 31, 2011 ............      218     1.92     18.33    1.40%    4.17%          684       4.53%     8.02%      7.64%
      December 31, 2010 ............      271     1.80     17.19    1.40%    7.42%          817       2.67%     6.00%      3.45%
      December 31, 2009 ............      294     1.72     16.42    1.40%    3.40%        4,875       2.38%     5.82%      3.92%
      December 31, 2008 ............      362     1.65     15.71    1.40%    3.40%        1,128       0.18%     3.85%      6.83%
      December 31, 2007 ............      356     1.61     15.38    1.26%    3.40%        1,206       6.00%     9.64%      6.17%
   Global Hard Assets Fund
      December 31, 2011 ............      487     3.66     31.21    1.40%    4.16%        3,116     -19.25%   -16.60%      1.14%
      December 31, 2010 ............      535     4.44     37.89    1.40%    4.31%        3,891      24.91%    29.44%      0.43%
      December 31, 2009 ............      614     3.49     29.73    1.40%    3.40%        4,077      52.23%    57.08%      0.23%
      December 31, 2008 ............      678     2.24     19.14    1.40%    3.40%        3,092     -47.92%   -46.07%      0.31%
      December 31, 2007 ............    1,078     4.23     36.03    1.40%    3.40%        8,669      40.45%    45.42%      0.09%
   Multi-Manager Alternatives Fund
      December 31, 2011 ............       70     1.02     10.18    1.40%    3.40%          222      -5.56%    -3.60%      0.95%
      December 31, 2010 ............       44     1.06     10.56    1.40%    3.40%          151       1.52%     3.92%      0.00%
      December 31, 2009 ............       41     1.02     10.22    1.40%    3.40%          204      10.02%    12.33%      0.15%
      December 31, 2008 ............       53     0.91      9.12    1.40%    3.40%          388     -16.03%   -14.15%      0.13%
      December 31, 2007 ............      152     1.06     10.66    1.40%    3.40%          722       0.60%     2.91%      0.67%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2011 ............      150    13.60     17.10    0.70%    3.40%        2,334      -2.93%     0.47%      0.00%
      December 31, 2010 ............      204    14.01     17.02    0.88%    3.40%        3,208      31.06%    35.51%      0.00%
      December 31, 2009 ............      223    10.69     12.56    1.22%    3.40%        2,618      35.66%    40.34%      0.00%
      December 31, 2008 ............      215     7.88      8.95    0.93%    3.40%        1,830     -46.25%   -44.38%      0.00%
      December 31, 2007 ............      269    14.66     16.09    0.78%    3.40%        4,167      18.23%    22.36%      0.00%
   Opportunity Fund
      December 31, 2011 ............      635     1.52     19.90    1.40%    4.17%        2,269      -8.65%    -5.59%      0.14%
      December 31, 2010 ............      739     1.61     21.35    1.40%    4.32%        2,847      19.55%    23.85%      0.77%
      December 31, 2009 ............      816     1.30     17.50    1.40%    3.40%        2,445      42.82%    47.73%      0.00%
      December 31, 2008 ............      858     0.88     12.01    1.40%    3.40%        1,799     -42.11%   -40.14%      1.90%
      December 31, 2007 ............      960     1.47     20.34    0.91%    3.40%        3,448       3.04%     6.52%      0.60%

                                                                              70

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation .............................              1,535,951.4         81,885.3       (288,132.0)     1,329,704.7
   Large Cap Growth .................................              2,038,832.7         61,676.7       (217,749.6)     1,882,759.8
   Mid Cap Growth ...................................                974,428.7         36,288.7       (167,137.5)       843,579.9
   Small Cap Growth .................................                955,014.4         12,428.1       (169,366.4)       798,076.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
   FUND, INC.:
   Growth and Income ................................                187,972.3        105,095.7        (71,990.8)       221,077.2
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .........................................                 37,655.1         42,194.0        (27,423.7)        52,425.4
   Income & Growth ..................................                637,428.1         60,642.3       (130,959.3)       567,111.1
   Inflation Protection .............................                 29,257.2         29,297.1        (16,535.9)        42,018.4
   International ....................................                459,808.9         61,949.8       (146,510.8)       375,247.9
   Large Company Value ..............................                     32.4          3,538.4         (1,017.8)         2,553.0
   Ultra ............................................                  2,353.6            697.0           (578.4)         2,472.2
   Value ............................................              1,150,092.8         51,809.9       (203,193.0)       998,709.7
   Vista ............................................                 10,466.5            749.6         (1,922.8)         9,293.3
COLUMBIA FUNDS VARIABLE SERIES TRUST: ...............        a
   CVP Seligman Global Technology ...................        b       341,682.8        603,584.5       (180,354.4)       764,912.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ...............................                  1,846.4          4,251.9         (5,784.9)           313.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ............................                 11,928.5          5,372.4         (3,768.8)        13,532.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...........                895,003.8         53,904.3       (175,153.8)       773,754.3
DREYFUS STOCK INDEX FUND: ...........................              5,306,471.7        159,504.5       (780,215.8)     4,685,760.4
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ..............................                681,014.9         24,373.3       (194,104.7)       511,283.5
FEDERATED INSURANCE SERIES:
   High Income Bond II ..............................                366,842.6         20,154.4       (116,523.1)       270,473.9
   Kaufmann II ......................................                 12,211.7            899.5         (1,742.3)        11,368.9
   Managed Volatility II ............................        c       311,868.8         24,316.8        (89,190.2)       246,995.4
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value ......................................                114,673.3         32,361.0        (47,284.0)        99,750.3
   Core Equity ......................................                 74,156.9          1,596.3        (13,527.8)        62,225.4
   Dividend Growth ..................................        d              --         19,942.6         (3,079.1)        16,863.5
   Financial Services ...............................        e       111,487.4          6,298.9       (117,786.3)              --
   Global Health Care ...............................                141,992.2         60,082.9        (28,566.1)       173,509.0
   Global Real Estate ...............................                225,130.0         10,451.0        (38,766.6)       196,814.4
   High Yield .......................................                254,673.4        928,252.6       (440,625.7)       742,300.3
   Mid Cap Core Equity ..............................                 78,719.9          5,195.1         (9,889.5)        74,025.5
   Technology .......................................                118,810.7         97,320.9        (98,044.1)       118,087.5
JANUS ASPEN SERIES:
   Balanced .........................................                 52,033.3         10,770.4         (5,294.1)        57,509.6
   Enterprise .......................................              2,579,637.7         67,880.3       (348,271.6)     2,299,246.4
   Forty ............................................                 18,595.8          4,689.1         (6,378.6)        16,906.3
   Janus ............................................              3,879,757.7        125,514.4       (476,152.9)     3,529,119.2
   Overseas .........................................                558,696.7         44,823.9       (194,797.4)       408,723.2
   Perkins Mid Cap Value ............................                  5,439.3            123.9           (957.7)         4,605.5
   Worldwide ........................................              3,614,702.9         96,233.3       (413,712.0)     3,297,224.2
LAZARD RETIREMENT SERIES, INC:
   Emerging Markets Equity ..........................                102,247.6          7,895.4        (54,166.2)        55,976.8
   International Equity .............................                 17,722.4         14,400.4        (14,241.8)        17,881.0
   US Small-Mid Cap Equity ..........................                582,567.9         29,651.5        (91,037.9)       521,181.5
   US Strategic Equity ..............................                 91,180.7          6,328.3        (21,405.0)        76,104.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================================

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ..................                 10,099.7         45,174.9        (35,612.9)        19,661.7
   ClearBridge Equity Income Builder I ..............                  7,908.1          5,016.0         (5,016.8)         7,907.3
   ClearBridge Fundamental All Cap Value I ..........                 19,471.6          5,348.3         (5,618.8)        19,201.1
   ClearBridge Large Cap Growth I ...................                  7,168.1            359.6           (877.8)         6,649.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond .............                255,199.0            866.8       (253,074.5)         2,991.3
   Western Asset Strategic Bond .....................                 34,533.5        110,276.3        (71,659.8)        73,150.0
LORD ABBETT SERIES FUND, INC:
   Capital Structure ................................                148,155.9         12,940.8        (41,326.5)       119,770.2
   Growth and Income ................................              2,139,057.3         79,630.4       (383,183.2)     1,835,504.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ...................................                268,787.0         57,181.6       (134,520.6)       191,448.0
   Partners .........................................                710,247.1         42,523.3       (231,286.1)       521,484.3
   Regency ..........................................                 71,683.9         15,346.9        (37,968.5)        49,062.3
   Short Duration Bond ..............................                524,656.4         97,560.2       (111,044.2)       511,172.4
   Small-Cap Growth .................................                 21,028.4         29,365.1        (25,382.5)        25,011.0
   Socially Responsive ..............................                 16,270.3            529.3         (1,249.1)        15,550.5
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .....................................                877,408.5         41,511.9        (97,037.9)       821,882.5
   JNF Equity .......................................              2,030,201.1         57,691.3       (277,118.3)     1,810,774.1
   JNF Money Market .................................              1,117,500.9      1,298,343.7     (1,504,313.8)       911,530.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ........................................                 25,309.7         21,251.0        (15,860.7)        30,700.0
   CommodityRealReturn Strategy .....................                 27,766.0          6,611.4        (14,438.1)        19,939.3
   Emerging Markets Bond ............................                  8,178.1          2,936.4         (4,435.2)         6,679.3
   Foreign Bond US Dollar-Hedged ....................                  4,719.4          1,075.3         (2,081.2)         3,713.5
   Global Bond Unhedged .............................                 14,070.4         48,958.8        (48,551.1)        14,478.1
   High Yield .......................................                218,007.9         66,525.6       (211,342.7)        73,190.8
   Long Term US Government ..........................                 30,560.0         76,599.1        (67,021.2)        40,137.9
   Low Duration .....................................                 51,941.4         29,876.1        (23,044.7)        58,772.8
   Real Return ......................................              1,137,572.0        329,640.2       (378,451.1)     1,088,761.1
   Short-Term .......................................                134,404.7         50,663.9        (64,146.2)       120,922.4
   Total Return .....................................              1,423,304.9        568,735.5       (604,209.9)     1,387,830.5
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value .....................................                 12,076.6            480.1           (570.9)        11,985.8
   Emerging Markets .................................                 20,512.2         12,762.9        (13,208.1)        20,067.0
   Equity Income ....................................                375,007.3        126,758.0        (82,252.3)       419,513.0
   Fund .............................................                106,673.3          4,518.1         (5,772.9)       105,418.5
   High Yield .......................................                122,348.4          4,352.2       (118,674.3)         8,026.3
   Mid Cap Value ....................................                 10,196.8          3,323.9         (6,931.3)         6,589.4
   Money Market .....................................        f         5,814.7               --         (5,814.7)              --
   Strategic Income .................................                 15,146.3         18,121.7        (17,084.8)        16,183.2
ROYCE CAPITAL FUND:
   Micro-Cap ........................................                187,271.4         13,516.6        (83,973.8)       116,814.2
   Small-Cap ........................................                298,407.3         17,311.6        (81,661.5)       234,057.4
RYDEX VARIABLE TRUST:
   Banking ..........................................                 18,471.3        366,608.8       (375,532.2)         9,547.9
   Basic Materials ..................................                 50,135.5         67,197.7        (87,970.1)        29,363.1
   Biotechnology ....................................                 78,267.5         72,705.4        (91,710.8)        59,262.1
   Commodities Strategy .............................                 27,922.8        127,094.4       (133,208.1)        21,809.1
   Consumer Products ................................                 69,339.2         91,625.5       (107,659.5)        53,305.2
   Dow 2X Strategy ..................................                169,774.4        335,079.5       (380,546.0)       124,307.9
   Electronics ......................................                 12,042.5         45,559.2        (50,651.6)         6,950.1
   Energy ...........................................                127,179.3        139,024.0       (186,798.7)        79,404.6
   Energy Services ..................................                107,742.9        175,358.2       (203,402.8)        79,698.3
   Europe 1.25X Strategy ............................                 15,603.1        133,988.7       (139,672.3)         9,919.5
   Financial Services ...............................                 21,199.7         44,864.7        (38,488.0)        27,576.4

                                                                              72

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================================

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy ...............                134,320.4      1,376,050.5     (1,296,854.8)       213,516.1
   Health Care ......................................                 35,346.5        118,541.8       (129,254.7)        24,633.6
   Internet .........................................                 13,440.9         39,013.7        (46,341.9)         6,112.7
   Inverse Dow 2X Strategy ..........................                125,862.1      3,934,460.5     (3,892,363.6)       167,959.0
   Inverse Government Long Bond Strategy ............                 82,728.9      1,077,719.5     (1,104,510.5)        55,937.9
   Inverse Mid-Cap Strategy .........................                  1,588.6          8,430.3         (8,118.4)         1,900.5
   Inverse NASDAQ-100(R) Strategy ...................                 44,065.1      1,209,309.0     (1,134,920.8)       118,453.3
   Inverse Russell 2000(R) Strategy .................                 22,628.2        258,902.8       (274,556.4)         6,974.6
   Inverse S&P 500 Strategy .........................                 87,375.7      2,422,784.7     (2,249,559.1)       260,601.3
   Japan 2X Strategy ................................                 22,537.8        156,118.4       (165,968.0)        12,688.2
   Leisure ..........................................                  4,633.4          3,567.1         (5,796.2)         2,404.3
   Mid Cap 1.5X Strategy ............................                 91,577.8        619,408.4       (648,296.7)        62,689.5
   NASDAQ-100(R) ....................................                159,553.9        175,666.5       (218,020.9)       117,199.5
   NASDAQ-100(R) 2X Strategy ........................                112,272.8      1,000,034.3     (1,056,727.7)        55,579.4
   Nova .............................................                152,766.2         58,364.5        (89,660.2)       121,470.5
   Precious Metals ..................................                200,430.3        487,942.5       (527,446.2)       160,926.6
   Real Estate ......................................                 76,738.6         36,523.9       (101,148.1)        12,114.4
   Retailing ........................................                  6,713.5          4,915.0         (8,511.7)         3,116.8
   Russell 2000(R) 1.5X Strategy ....................                 62,641.4        220,806.2       (233,315.4)        50,132.2
   Russell 2000(R) 2X Strategy ......................                 56,580.4        218,069.9       (261,964.2)        12,686.1
   S&P 500 2X Strategy ..............................                114,440.5        341,252.7       (391,435.6)        64,257.6
   S&P 500 Pure Growth ..............................                 83,150.4        673,169.3       (695,555.6)        60,764.1
   S&P 500 Pure Value ...............................                190,240.0        928,450.3     (1,071,360.0)        47,330.3
   S&P MidCap 400 Pure Growth .......................                 85,505.2        147,304.4       (215,517.4)        17,292.2
   S&P MidCap 400 Pure Value ........................                 42,265.6         24,184.8        (49,606.9)        16,843.5
   S&P SmallCap 600 Pure Growth .....................                 29,765.9        196,699.9       (130,721.3)        95,744.5
   S&P SmallCap 600 Pure Value ......................                 30,331.9         78,752.8        (65,124.1)        43,960.6
   SGI All-Asset Aggressive Strategy ................                  4,148.5          1,411.9             (3.1)         5,557.3
   SGI All-Asset Conservative Strategy ..............                  2,281.3               --           (561.9)         1,719.4
   SGI All-Asset Moderate Strategy ..................                 19,577.5         20,624.8         (4,793.6)        35,408.7
   SGI CLS AdvisorOne Amerigo .......................                127,991.4         10,261.3        (24,752.9)       113,499.8
   SGI CLS AdvisorOne Clermont ......................                 40,905.8         18,223.5        (11,010.4)        48,118.9
   SGI Multi-Hedge Strategies .......................                  1,789.7          1,833.5         (2,137.3)         1,485.9
   SGI U.S. Long Short Momentum .....................                 28,733.5          3,061.5        (12,229.5)        19,565.5
   Strengthening Dollar 2X Strategy .................                  1,306.9          6,523.7         (6,274.6)         1,556.0
   Technology .......................................                 23,096.8         33,433.4        (49,191.0)         7,339.2
   Telecommunications ...............................                 10,992.0         62,763.8        (65,130.7)         8,625.1
   Transportation ...................................                 12,924.9         93,329.9        (96,049.7)        10,205.1
   U.S. Government Money Market .....................              1,770,477.2      6,745,082.0     (7,271,510.0)     1,244,049.2
   Utilities ........................................                 89,233.9        190,191.9       (181,564.1)        97,861.7
   Weakening Dollar 2X Strategy .....................                  5,719.4          5,651.5         (7,849.8)         3,521.1
SELIGMAN PORTFOLIOS, INC:                                    a
   Communications & Information .....................        g       477,724.2            901.5       (478,625.7)              --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ............................................                707,541.9         22,091.1       (139,302.8)       590,330.2
VAN ECK VIP TRUST:
   Emerging Markets .................................                622,423.0         23,272.9       (153,426.8)       492,269.1
   Global Bond ......................................                271,194.7         29,204.1        (82,757.2)       217,641.6
   Global Hard Assets ...............................                535,121.0         57,017.1       (105,595.8)       486,542.3
   Multi-Manager Alternatives .......................                 44,445.5         39,484.3        (14,387.6)        69,542.2
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ........................................                204,249.3         29,079.8        (83,078.3)       150,250.8
   Opportunity ......................................                738,859.8         24,936.2       (128,831.6)       634,964.4
                                                                 -----------------------------------------------------------------
                                                                  49,566,975.1     31,152,040.7    (37,266,519.3)    43,452,496.5
                                                                 =================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2010 was as follows:

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation .............................              1,682,215.7         93,770.7       (240,035.0)     1,535,951.4
   LargeCap Growth ..................................              2,368,339.9         71,142.9       (400,650.1)     2,038,832.7
   MidCap Growth ....................................              1,154,880.5         39,387.4       (219,839.2)       974,428.7
   SmallCap Growth ..................................              1,126,525.4         27,285.8       (198,796.8)       955,014.4
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND, INC.:
   Growth and Income ................................                308,549.0         15,211.2       (135,787.9)       187,972.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .........................................                 36,418.1         10,750.1         (9,513.1)        37,655.1
   Income & Growth ..................................                658,530.1         48,343.1        (69,445.1)       637,428.1
   Inflation Protection .............................                 19,510.8         19,253.0         (9,506.6)        29,257.2
   International ....................................                488,691.7         52,928.7        (81,811.5)       459,808.9
   Large Company Value ..............................                    787.0               --           (754.6)            32.4
   Ultra ............................................                  1,583.1          5,194.2         (4,423.7)         2,353.6
   Value ............................................              1,295,612.9         72,751.0       (218,271.1)     1,150,092.8
   Vista ............................................                 10,483.7          1,260.8         (1,278.0)        10,466.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ...............................                 11,222.4         11,569.3        (20,945.3)         1,846.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ............................                  9,861.6          8,972.1         (6,905.2)        11,928.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...........              1,006,069.6         33,134.8       (144,200.6)       895,003.8
DREYFUS STOCK INDEX FUND: ...........................              5,723,576.3        282,785.6       (699,890.2)     5,306,471.7
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ..............................                700,162.0         53,891.3        (73,038.4)       681,014.9
FEDERATED INSURANCE SERIES:
   Capital Income II Managed Volatility II ..........        o       457,488.0         26,344.0       (171,963.2)       311,868.8
   High Income Bond II ..............................                490,839.0        101,407.0       (225,403.4)       366,842.6
   International Equity II ..........................        a       249,052.4          1,701.9       (250,754.3)              --
   Kaufmann II ......................................                 13,275.3          1,487.2         (2,550.8)        12,211.7
   Market Opportunity II ............................        a         3,948.8               --         (3,948.8)              --
INVESCO VARIABLE INSURANCE FUNDS:                            b
   Basic Value ......................................                101,118.2         31,962.7        (18,407.6)       114,673.3
   Core Equity ......................................                194,203.1         14,809.4       (134,855.6)        74,156.9
   Financial Services ...............................                148,126.9         38,118.9        (74,758.4)       111,487.4
   Global Health Care ...............................                151,404.7          8,302.3        (17,714.8)       141,992.2
   Global Real Estate ...............................                266,632.2         12,722.2        (54,224.4)       225,130.0
   High Yield .......................................                332,289.9        267,419.0       (345,035.5)       254,673.4
   Mid Cap Core Equity ..............................                 92,720.6          9,407.3        (23,408.0)        78,719.9
   Technology .......................................                123,303.2         14,152.7        (18,645.2)       118,810.7
JANUS ASPEN SERIES:
   Balanced .........................................                 41,115.9         19,141.7         (8,224.3)        52,033.3
   Enterprise .......................................              2,874,032.3         85,572.4       (379,967.0)     2,579,637.7
   Forty ............................................                 20,862.8          6,582.4         (8,849.4)        18,595.8
   Global Life Sciences .............................        c         2,876.6               --         (2,876.6)              --
   Growth and Income ................................        c     1,257,662.0            582.9     (1,258,244.9)              --
   Janus ............................................              4,324,186.3        159,556.6       (603,985.2)     3,879,757.7
   Overseas .........................................                586,621.9         93,331.1       (121,256.3)       558,696.7
   Perkins Mid Cap Value ............................                  5,298.3          1,952.7         (1,811.7)         5,439.3
   Worldwide ........................................              3,950,466.6        123,354.1       (459,117.8)     3,614,702.9
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ..........................                200,991.6         71,153.7       (169,897.7)       102,247.6
   International Equity .............................                 19,304.8          8,256.2         (9,838.6)        17,722.4
   US Small-Mid Cap Equity ..........................                682,073.2         28,784.7       (128,290.0)       582,567.9
   US Strategic Equity ..............................                102,016.1          7,176.7        (18,012.1)        91,180.7

                                                                              74

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================================

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ..................                  9,107.5         31,295.1        (30,302.9)        10,099.7
   ClearBridge Equity Income Builder I ..............                  5,500.3          2,786.1           (378.3)         7,908.1
   ClearBridge Fundamental All Cap Value I ..........        d        23,359.4          1,658.8         (5,546.6)        19,471.6
   ClearBridge Large Cap Growth I ...................                 10,550.2          4,813.5         (8,195.6)         7,168.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond .............                 20,579.9        275,039.2        (40,420.1)       255,199.0
   Western Asset Strategic Bond .....................                 20,484.2         37,059.3        (23,010.0)        34,533.5
LORD ABBETT SERIES FUND:
   Capital Structure ................................        e       159,890.4         11,280.9        (23,015.4)       148,155.9
   Growth and Income ................................              2,420,019.9         82,544.1       (363,506.7)     2,139,057.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ...................................                239,139.7         77,303.1        (47,655.8)       268,787.0
   Partners .........................................                847,199.2         96,216.8       (233,168.9)       710,247.1
   Regency ..........................................                 56,855.5         32,129.8        (17,301.4)        71,683.9
   Short Duration Bond ..............................                580,502.7        120,402.8       (176,249.1)       524,656.4
   Small-Cap Growth .................................                  6,764.3         15,828.5         (1,564.4)        21,028.4
   Socially Responsive ..............................                 17,020.6          3,898.8         (4,649.1)        16,270.3
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .....................................                965,608.7         22,055.5       (110,255.7)       877,408.5
   JNF Equity .......................................              2,182,911.3        117,847.7       (270,557.9)     2,030,201.1
   JNF Loomis Sayles Bond ...........................        f         2,164.5               --         (2,164.5)              --
   JNF Money Market .................................              1,261,663.8      1,611,600.1     (1,755,763.0)     1,117,500.9
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ........................................                 25,472.6         22,171.1        (22,334.0)        25,309.7
   CommodityRealReturn Strategy .....................                 20,101.6         37,530.6        (29,866.2)        27,766.0
   Emerging Markets Bond ............................                  1,975.8         52,795.7        (46,593.4)         8,178.1
   Foreign Bond US Dollar-Hedged ....................                  4,217.0         49,086.7        (48,584.3)         4,719.4
   Global Bond Unhedged .............................                 14,022.7         59,637.4        (59,589.7)        14,070.4
   High Yield .......................................                  6,272.0        243,047.5        (31,311.6)       218,007.9
   Long Term US Government ..........................                  4,191.0         47,346.9        (20,977.9)        30,560.0
   Low Duration .....................................                116,009.6          2,669.5        (66,737.7)        51,941.4
   Real Return ......................................              1,234,664.1        218,409.2       (315,501.3)     1,137,572.0
   Short-Term .......................................                138,426.0        167,040.3       (171,061.6)       134,404.7
   Total Return .....................................              1,534,427.4        342,262.7       (453,385.2)     1,423,304.9
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value .....................................                  3,244.1         12,062.8         (3,230.3)        12,076.6
   Emerging Markets .................................                 40,410.7          4,502.7        (24,401.2)        20,512.2
   Equity Income ....................................                406,840.0         25,212.5        (57,045.2)       375,007.3
   Fund .............................................                157,468.7         14,163.6        (64,959.0)       106,673.3
   High Yield .......................................                121,203.8        144,609.1       (143,464.5)       122,348.4
   Mid Cap Value ....................................                  8,051.8          7,364.0         (5,219.0)        10,196.8
   Money Market .....................................                  5,814.7               --               --          5,814.7
   Strategic Income .................................                 15,417.1         24,012.0        (24,282.8)        15,146.3
ROYCE CAPITAL FUND:
   Micro-Cap ........................................                197,453.5         57,149.7        (67,331.8)       187,271.4
   Small-Cap ........................................                313,524.6        124,043.9       (139,161.2)       298,407.3
RYDEX VARIABLE TRUST:
   Banking ..........................................                138,274.6        558,397.4       (678,200.7)        18,471.3
   Basic Materials ..................................                 75,576.8        214,015.8       (239,457.1)        50,135.5
   Biotechnology ....................................                 62,741.9         77,867.5        (62,341.9)        78,267.5
   Commodities Strategy .............................                 30,536.1         65,659.0        (68,272.3)        27,922.8
   Consumer Products ................................                 22,174.0         86,877.1        (39,711.9)        69,339.2
   Dow 2X Strategy ..................................                138,721.1        310,834.6       (279,781.3)       169,774.4
   Electronics ......................................                 27,772.2         85,672.1       (101,401.8)        12,042.5
   Energy ...........................................                124,138.7        370,813.9       (367,773.3)       127,179.3
   Energy Services ..................................                142,570.2        175,700.5       (210,527.8)       107,742.9
   Europe 1.25X Strategy ............................                 42,610.1        216,253.6       (243,260.6)        15,603.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================================

                                                                     NUMBER                                            NUMBER
                                                                    OF UNITS                                          OF UNITS
                                                                   BEGINNING          UNITS            UNITS             END
FUND DESCRIPTION                                        NOTES*      OF YEAR         PURCHASED         REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Financial Services ...............................                 19,789.8        328,281.4       (326,871.5)        21,199.7
   Government Long Bond 1.2X Strategy ...............                 86,630.7      1,443,812.6     (1,396,122.9)       134,320.4
   Health Care ......................................                 48,448.0         48,106.5        (61,208.0)        35,346.5
   Internet .........................................                 19,156.8         77,536.8        (83,252.7)        13,440.9
   Inverse Dow 2X Strategy ..........................                100,701.7      2,035,101.9     (2,009,941.5)       125,862.1
   Inverse Government Long Bond Strategy ............                164,638.4      1,747,042.2     (1,828,951.7)        82,728.9
   Inverse Mid-Cap Strategy .........................                  1,587.0         98,038.5        (98,036.9)         1,588.6
   Inverse NASDAQ-100(R) Strategy ...................                 23,929.3      1,062,198.1     (1,042,062.3)        44,065.1
   Inverse Russell 2000(R) Strategy .................                 21,206.3      2,644,486.5     (2,643,064.6)        22,628.2
   Inverse S&P 500 Strategy .........................                138,318.9      1,242,353.6     (1,293,296.8)        87,375.7
   Japan 2X Strategy ................................                 41,933.4        262,609.6       (282,005.2)        22,537.8
   Leisure ..........................................                  6,417.0        113,150.1       (114,933.7)         4,633.4
   Mid Cap 1.5X Strategy ............................                 89,343.2        993,179.9       (990,945.3)        91,577.8
   Multi-Cap Core Equity ............................        g           147.9               --           (147.9)              --
   NASDAQ-100(R) ....................................                204,733.8        408,099.3       (453,279.2)       159,553.9
   NASDAQ-100(R) 2X Strategy ........................                105,615.0        892,740.0       (886,082.2)       112,272.8
   Nova .............................................                193,508.5        786,256.5       (826,998.8)       152,766.2
   Precious Metals ..................................                238,519.4        424,866.2       (462,955.3)       200,430.3
   Real Estate ......................................                 23,973.9        282,237.8       (229,473.1)        76,738.6
   Retailing ........................................                  9,418.6         29,384.8        (32,089.9)         6,713.5
   Russell 2000(R) 1.5X Strategy ....................                 60,710.7        648,905.1       (646,974.4)        62,641.4
   Russell 2000(R) 2X Strategy ......................                 16,481.8        376,887.5       (336,788.9)        56,580.4
   S&P 500 2X Strategy ..............................                246,317.9        826,438.2       (958,315.6)       114,440.5
   S&P 500 Pure Growth ..............................                105,466.7        247,829.9       (270,146.2)        83,150.4
   S&P 500 Pure Value ...............................                 59,975.7      2,346,333.5     (2,216,069.2)       190,240.0
   S&P MidCap 400 Pure Growth .......................                 81,153.5        203,520.5       (199,168.8)        85,505.2
   S&P MidCap 400 Pure Value ........................                 78,971.9        164,424.7       (201,131.0)        42,265.6
   S&P SmallCap 600 Pure Growth .....................                107,155.4        381,371.6       (458,761.1)        29,765.9
   S&P SmallCap 600 Pure Value ......................                 33,459.7        569,248.6       (572,376.4)        30,331.9
   SGI All-Asset Aggressive Strategy ................        h         2,344.9          1,806.8             (3.2)         4,148.5
   SGI All-Asset Conservative Strategy ..............        h            72.0          2,369.6           (160.3)         2,281.3
   SGI All-Asset Moderate Strategy ..................        h        13,717.4          9,406.4         (3,546.3)        19,577.5
   SGI CLS AdvisorOne Amerigo .......................        h       138,032.9          6,780.0        (16,821.5)       127,991.4
   SGI CLS AdvisorOne Clermont ......................        h        48,431.5          1,686.5         (9,212.2)        40,905.8
   SGI Multi-Hedge Strategies .......................        h         1,307.7            577.6            (95.6)         1,789.7
   SGI U.S. Long Short Momentum .....................        i        32,463.9          5,958.7         (9,689.1)        28,733.5
   Strengthening Dollar 2X Strategy .................                 10,522.8        337,819.4       (347,035.3)         1,306.9
   Technology .......................................                 20,281.4         55,665.9        (52,850.5)        23,096.8
   Telecommunications ...............................                 27,206.6        193,438.3       (209,652.9)        10,992.0
   Transportation ...................................                 10,093.1         73,529.2        (70,697.4)        12,924.9
   U.S. Government Money Market .....................              2,203,601.8      8,744,197.2     (9,177,321.8)     1,770,477.2
   Utilities ........................................                 52,767.6        172,866.6       (136,400.3)        89,233.9
   Weakening Dollar 2X Strategy .....................                  9,317.7         57,463.2        (61,061.5)         5,719.4
SELIGMAN PORTFOLIOS, INC:
   Communications & Information .....................        m       594,921.4         26,419.3       (143,616.5)       477,724.2
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   CVP Seligman Global Technology ...................        n       399,694.8         36,286.3        (94,298.3)       341,682.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ............................................                775,114.6         60,614.3       (128,187.0)       707,541.9
VAN ECK VIP TRUST:                                           j
   Emerging Markets .................................                902,379.5        101,784.5       (381,741.0)       622,423.0
   Global Bond ......................................        h       293,541.8         23,450.3        (45,797.4)       271,194.7
   Global Hard Assets ...............................        k       613,727.3         45,546.1       (124,152.4)       535,121.0
   Multi-Manager Alternatives                                l        41,447.4         19,662.1        (16,664.0)        44,445.5
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ........................................                222,899.3         53,218.0        (71,868.0)       204,249.3
   Opportunity ......................................                816,465.1         49,450.6       (127,055.9)       738,859.8
                                                                 -----------------------------------------------------------------
                                                                  56,856,640.5     39,106,320.1    (46,395,985.5)    49,566,975.1
                                                                 =================================================================

*     See Footnote 8 for details.

                                                                              76

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(8)   DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION
      FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a)    Seligman Portfolios merged into Columbia Funds Variable Series Trust effective March 11, 2011.
b)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
c)    Federated Managed Volatility II was formerly Federated Capital Income II prior to its name change December 2, 2011.
d)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f)    For the period January 1, 2011 through April 28, 2011 (liquidation of fund).
g)    Seligman Portfolios Communications & Information merged into Seligman
      Portfolios Global Technology March 11, 2011.

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b)    Invesco Variable Insurance Funds were formerly AIM Variable Insurance
      Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d)    Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason
      ClearBridge Fundamental Value prior to its name change May 3, 2010.
e)    Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    For the period January 1, 2010 through April 23, 2010 (liquidation of fund).
h)    Rydex SGI was formerly Rydex prior to its brand name change May 3, 2010.
i)    Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
j)    Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
k)    Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
l)    Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
m)    Seligman Portfolios merged into Columbia Funds Variable Series Trust effective March 11, 2011.
n)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
o)    Federated Managed Volatility II was formerly Capital Income Fund prior to its name change December 2, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT
OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      We have audited the  accompanying  statement of assets and  liabilities of
Jefferson  National  Life Annuity  Account E (the  "Account") as of December 31,
2011,  the related  statements of  operations  and changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for each of the  five  years  for the  period  ended  December  31,  2011.  These  financial statements  and financial  highlights  are the  responsibility  of the Account's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

      We conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Account's  internal  control over financial reporting. Accordingly, we express no such opinion. An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall  presentation  of the  financial  statements.  Our  procedures  included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others.  We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Jefferson  National Life Annuity  Account E as of December 31, 2011, the results of its  operations,  changes in its net assets for the years ended  December 31,
2011 and  2010,  and  financial  highlights  for each of the five  years for the period  ended  December 31,  2011,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2012

                                                                              78

================================================================================

                 JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                 SPONSOR
                 Jefferson National Life Insurance Company
                 DISTRIBUTOR
                 Jefferson National Securities Corporation
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                 BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2011 and 2010, and for the three years ended December 31, 2011.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2011 and for each of the two years ended December 31, 2011.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to the Principal Underwriter’s Agreement	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Individual Contract - Achievement. (CVIC-4047)	(1)

	(b)		Form of Individual Contract - Educator. (CVIC-4048)	(1)

	(c)		Form of Group Contract. (CVIC-4048)	(2)

	(d)		Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)	(1)

	(e)		Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)	(1)

	(f)		Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)	(1)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

C-1

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

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	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(11)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

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	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

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	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(14)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(16)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(13)

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
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		Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

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	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and
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			Jefferson National Life Insurance Company.	(8)

		(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

	(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

		(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

	(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

	(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

		(ii)	Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

	(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

		(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(15)

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(19)

(10)			Consent of Independent Registered Public Accounting Firm.	(19)

(11)			Financial Statements omitted from Item 23 above.	N/A

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(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney- Laurence Greenberg	(12)

		(iii)	Powers of Attorney – Robert Jefferson	(13)

		(iv)	Powers of Attorney – for Joseph F. Vap	(16)

		(v)	Powers of Attorney – Mitchell H. Caplan	(17)

		(vi)	Powers of Attorney for – Robert C. Covington	(19)

		(vii)	Powers of Attorney for – Andrew T. Mulderry	(19)

		(viii)	Powers of Attorney for – Steven F. Piaker	(19)

		(ix)	Powers of Attorney for – Eric S. Schwartz	(19)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

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(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14)                         Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15)                         Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16)                         Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17)                         Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18)	Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)
(19)	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 9920 Corporate Campus Drive, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	General Counsel and Secretary
David Lau	Chief Operating Officer
Joseph Vap	Chief Financial Officer and Treasurer
Robert C. Covington (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1)	The business address of this director is 2 Lenon Place, Little Rock, AR 72207
(2)	The business address of this director is 25 East 84th Street, New York, NY 10075
(3)	The business address of this director is 64 Arlen Way, West Hartford, CT 06117
(4)	The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

Revised 12/30/11

Post Closing Organizational Chart

Mitch Caplan & Affiliates 88.02% of Series A voting units (2)
Employees 11.98% of Series A voting units (3)
New Investors 100% of Series B non-voting units (4)
Employees 100% of Series C non-voting profit units
New Investors 100% of Series A voting units (6)
Employees 100% of Series B non-voting profit units
JNF Investors LLC ("JNFI") 100% of JNFC Class A voting shares (1)
Managing Member
JNF Co-Investor LLC ("JNFCI") 100% of JNFC Class B non-voting shares (5)
Jefferson National Financial Corp. ("JNFC")
Jefferson National Life Insurance Company (Insurance Co.)
Jefferson National Securities Corporation (Broker/Dealer)
JNF Advisors, Inc. (Registered Investment Adviser for JNF Funds)
JNF Insurance Services, Inc. (Third Party Administrator)
435 Management LLC (REO Mgmt)

(1)	Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.
(2)	Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan will also receive non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(3)	Series A voting units controlled by JNFC employees. Ownership of Mr. Caplan excluded from this group. No individual controls more than 9.9%. In addition, certain employees will receive non–voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(4)	Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.
(5)	Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.
(6)	Series A voting units held by 122011 Investment Holding LLC and certain employees of Willett Advisors LLC with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2012, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 8,367 of which 8,043 were qualified contracts and 324 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts

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paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES

Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)	JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION

Jefferson National Securities Corporation	None	None	None	None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

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(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C)                The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a “Program”) in accordance with the following conditions:

(1)                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)                 instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)                 obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) – (d) above.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 23 and 23 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2012.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/30/2012
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/30/2012
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Chief Financial Officer and Treasurer	04/30/2012
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/30/2012
Name: Andrew Mulderry

/s/ Robert C. Covington*	Director	04/30/2012
Name: Robert C. Covington

/s/ Eric Schwartz*	Director	04/30/2012
Name: Eric Schwartz

/s/ Steven F. Piaker*	Director	04/30/2012
Name: Steven F. Piaker

/s/ Craig A. Hawley*
Name: Craig A. Hawley		04/30/2012
Attorney in Fact

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EXHIBIT INDEX

(8)	(l)	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.

(8)	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)			Opinion and Consent of Counsel.

(10)			Consent of Independent Registered Public Accounting Firm.

(13)	(a)	(vi)	Powers of Attorney for – Robert C. Covington

		(vii)	Powers of Attorney for – Andrew T. Mulderry

		(viii)	Powers of Attorney for – Steven F. Piaker

		(ix)	Powers of Attorney for – Eric S. Schwartz

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